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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

MainStay VP Funds Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2012 is filed herewith.

MainStay VP Balanced Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 39.3%†
	Asset-Backed Securities 0.9%
	Automobile 0.6%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	$90,000	$90,762
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	150,000	151,098
	Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	156,000	156,808
	Mercedes-Benz Auto Receivables Trust
	Series 2012-1, Class A3 0.47%, due 10/17/16	300,000	300,084
	Series 2009-1, Class A3 1.67%, due 1/15/14	33,690	33,776
	USAA Auto Owner Trust Series 2012-1, Class A3 0.43%, due 8/15/16	100,000	100,049
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	150,000	151,009
	World Omni Automobile Lease Securitization Trust Series 2012-A, Class A3 0.93%, due 11/16/15	100,000	100,715
			1,084,301
	Credit Cards 0.0%‡
	Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	86,000	86,736

	Other ABS 0.3%
	CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	200,000	199,984
	John Deere Owner Trust
	Series 2012-B, Class A3 0.53%, due 7/15/16	200,000	200,080
	Series 2012-A, Class A3 0.75%, due 3/15/16	200,000	200,797
			600,861
	Total Asset-Backed Securities (Cost $1,765,580)		1,771,898

	Corporate Bonds 11.9%
	Aerospace & Defense 0.2%
	General Dynamics Corp. 2.25%, due 7/15/16	50,000	52,597
	Northrop Grumman Corp. 1.85%, due 11/15/15	100,000	102,888
	United Technologies Corp. 1.80%, due 6/1/17	300,000	311,152
			466,637
	Auto Manufacturers 0.1%
	Daimler Finance North America LLC 2.30%, due 1/9/15 (a)	200,000	205,184

	Banks 2.1%
¤	Bank of America Corp.
	3.70%, due 9/1/15	50,000	52,816
	4.50%, due 4/1/15	450,000	482,038
	5.65%, due 5/1/18	375,000	427,566
	Capital One Financial Corp. 2.15%, due 3/23/15	150,000	153,801
¤	Citigroup, Inc.
	4.587%, due 12/15/15	160,000	173,605
	5.50%, due 10/15/14	450,000	485,253
	6.00%, due 8/15/17	100,000	116,479
	6.01%, due 1/15/15	25,000	27,398
	Goldman Sachs Group, Inc. (The)
	3.625%, due 2/7/16	75,000	79,117
	5.375%, due 3/15/20	125,000	139,496
	6.00%, due 6/15/20	100,000	115,304
	HSBC USA, Inc. 2.375%, due 2/13/15	250,000	257,360
	JPMorgan Chase & Co. 4.35%, due 8/15/21	400,000	440,871
	KeyCorp 6.50%, due 5/14/13	275,000	284,751
	Morgan Stanley 5.50%, due 1/26/20	100,000	108,849
	Wachovia Bank 4.80%, due 11/1/14	440,000	473,159
	Wells Fargo & Co.
	1.25%, due 2/13/15	55,000	55,655
	1.50%, due 7/1/15	250,000	254,206
			4,127,724
	Beverages 0.5%
	Anheuser-Busch InBev Worldwide, Inc.
	1.375%, due 7/15/17	250,000	253,054
	4.375%, due 2/15/21	75,000	87,921
	5.375%, due 11/15/14	250,000	275,013
	PepsiCo, Inc. 1.25%, due 8/13/17	175,000	176,554
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (a)	250,000	261,490
			1,054,032
	Building Materials 0.1%
	CRH America, Inc. 4.125%, due 1/15/16	100,000	104,420

	Chemicals 0.3%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	150,000	180,563
	Eastman Chemical Co. 2.40%, due 6/1/17	75,000	78,331
	Ecolab, Inc.
	3.00%, due 12/8/16	125,000	134,401
	4.35%, due 12/8/21	125,000	141,809
			535,104
	Computers 0.3%
¤	Hewlett-Packard Co.
	2.35%, due 3/15/15	425,000	433,059
	4.65%, due 12/9/21	125,000	130,337
			563,396
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The)
	0.362%, due 2/6/14 (b)	150,000	150,115
	1.45%, due 8/15/16	50,000	51,502
			201,617
	Diversified Financial Services 0.5%
¤	General Electric Capital Corp.
	0.638%, due 5/11/16 (b)	175,000	170,291
	2.30%, due 4/27/17	475,000	488,272
	6.00%, due 8/7/19	225,000	273,665
			932,228
	Electric 1.2%
	Commonwealth Edison Co. 1.95%, due 9/1/16	100,000	103,588
	Consumers Energy Co. 2.85%, due 5/15/22	50,000	52,197
	Detroit Edison Co. (The) 2.65%, due 6/15/22	50,000	51,570
	Dominion Resources, Inc. 1.40%, due 9/15/17	200,000	200,553
	Duke Energy Corp.
	1.625%, due 8/15/17	100,000	100,293
	3.35%, due 4/1/15	325,000	343,703
	Entergy Louisiana LLC 1.875%, due 12/15/14	25,000	25,673
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	250,000	253,479
	4.85%, due 6/1/21	55,000	60,994
	5.292%, due 6/15/22	45,000	50,453
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	320,377
	NextEra Energy Capital Holdings, Inc. 1.20%, due 6/1/15	100,000	100,635
	Nisource Finance Corp. 4.45%, due 12/1/21	100,000	111,206
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	103,955
	PPL Capital Funding, Inc. 4.20%, due 6/15/22	100,000	106,584
	PPL Energy Supply LLC 4.60%, due 12/15/21	100,000	107,468
	Progress Energy, Inc. 6.05%, due 3/15/14	250,000	268,354
	Virginia Electric and Power Co. 2.95%, due 1/15/22	25,000	26,486
			2,387,568
	Electronics 0.2%
	Thermo Fisher Scientific, Inc. 1.85%, due 1/15/18	400,000	406,636

	Engineering & Construction 0.1%
	ABB Finance USA, Inc. 2.875%, due 5/8/22	100,000	103,380
	Finance - Auto Loans 0.2%
	American Honda Finance Corp. 1.85%, due 9/19/14 (a)	200,000	203,920
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	200,000	204,952
			408,872
	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	225,000	234,523

	Finance - Consumer Loans 0.1%
	John Deere Capital Corp.
	2.80%, due 9/18/17	50,000	54,439
	5.75%, due 9/10/18	75,000	92,597
			147,036
	Finance - Credit Card 0.4%
	American Express Co. 5.50%, due 9/12/16	250,000	289,672
	American Express Credit Corp.
	1.75%, due 6/12/15	50,000	51,144
	2.375%, due 3/24/17	400,000	420,739
			761,555
	Finance - Investment Banker/Broker 0.1%
	Bear Stearns Cos., Inc. (The) 5.70%, due 11/15/14	137,000	150,026

	Finance - Leasing Companies 0.0%‡
	Boeing Capital Corp. 2.90%, due 8/15/18	50,000	54,847

	Finance - Other Services 0.2%
	AON Corp. 3.125%, due 5/27/16	75,000	79,444
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	100,000	103,158
	3.05%, due 2/15/22	100,000	105,792
	5.45%, due 4/10/17	100,000	119,167
			407,561
	Food 0.5%
	General Mills, Inc. 3.15%, due 12/15/21	200,000	208,131
	Ingredion, Inc. 1.80%, due 9/25/17	75,000	75,206
	Kellogg Co. 1.75%, due 5/17/17	75,000	76,570
	Kraft Foods, Inc. 4.125%, due 2/9/16	375,000	411,789
	Kroger Co. (The) 7.50%, due 1/15/14	175,000	190,127
	Unilever Capital Corp. 0.85%, due 8/2/17	100,000	99,098
			1,060,921
	Forest Products & Paper 0.1%
	International Paper Co. 4.75%, due 2/15/22	150,000	170,328

	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	75,000	78,492

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	50,000	52,003

	Health Care - Products 0.3%
	Baxter International, Inc.
	2.40%, due 8/15/22	100,000	100,727
	5.375%, due 6/1/18	50,000	60,592
	Becton Dickinson and Co. 3.125%, due 11/8/21	200,000	214,202
	Medtronic, Inc. 3.125%, due 3/15/22	75,000	79,868
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	100,000	100,509
			555,898
	Health Care - Services 0.3%
	Aetna, Inc. 1.75%, due 5/15/17	50,000	50,629
	Laboratory Corp. of America Holdings 2.20%, due 8/23/17	100,000	102,137
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	291,000	308,580
	WellPoint, Inc. 1.875%, due 1/15/18	150,000	151,147
			612,493
	Insurance 0.4%
	MetLife, Inc. 1.756%, due 12/15/17	150,000	151,174
	Metropolitan Life Global Funding I
	2.00%, due 1/9/15 (a)	175,000	178,951
	5.125%, due 6/10/14 (a)	225,000	241,302
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	119,999
	Prudential Financial, Inc. 4.50%, due 11/16/21	100,000	110,317
			801,743
	Investment Management/Advisory Services 0.1%
	BlackRock, Inc. 1.375%, due 6/1/15	100,000	101,888

	Machinery - Diversified 0.1%
	Roper Industries, Inc. 6.625%, due 8/15/13	150,000	157,555

	Media 0.6%
	COX Communications, Inc. 5.45%, due 12/15/14	200,000	219,961
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	75,000	79,809
	NBC Universal Media LLC 5.15%, due 4/30/20	125,000	148,135
	News America, Inc. 3.00%, due 9/15/22 (a)	200,000	201,768
	Reed Elsevier Capital, Inc. 7.75%, due 1/15/14	100,000	108,395
	TCM Sub LLC 3.55%, due 1/15/15 (a)	250,000	263,144
	Time Warner Cable, Inc. 6.75%, due 7/1/18	100,000	125,763
	Viacom, Inc. 1.25%, due 2/27/15	100,000	101,043
			1,248,018
	Oil & Gas 0.1%
	Occidental Petroleum Corp. 1.75%, due 2/15/17	150,000	155,303
	Phillips 66 2.95%, due 5/1/17 (a)	125,000	132,237
			287,540
	Oil & Gas Services 0.0%‡
	Cameron International Corp. 1.60%, due 4/30/15	50,000	50,686

	Packaging & Containers 0.1%
	Bemis Co., Inc. 5.65%, due 8/1/14	215,000	232,282

	Pharmaceuticals 0.4%
	Cardinal Health, Inc.
	1.90%, due 6/15/17	50,000	50,877
	4.00%, due 6/15/15	100,000	107,726
	Express Scripts Holding Co. 2.10%, due 2/12/15 (a)	250,000	256,463
	Merck & Co., Inc. 2.40%, due 9/15/22	150,000	151,207
	Watson Pharmaceuticals, Inc. 3.25%, due 10/1/22	125,000	126,601
			692,874
	Pipelines 0.3%
	Energy Transfer Partners, L.P. 5.20%, due 2/1/22	175,000	194,128
	Enterprise Products Operating LLC 1.25%, due 8/13/15	100,000	100,992
	ONEOK Partners, L.P. 2.00%, due 10/1/17	50,000	50,927
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	268,930
			614,977
	Real Estate 0.1%
	WEA Finance LLC / WT Finance Aust Pty, Ltd. 5.75%, due 9/2/15 (a)	100,000	110,988

	Real Estate Investment Trusts 0.6%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	300,000	334,289
	DDR Corp. 4.75%, due 4/15/18	200,000	221,896
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	185,293
	ProLogis, L.P. 6.625%, due 5/15/18	325,000	388,317
			1,129,795
	Retail 0.2%
	Home Depot, Inc. (The) 4.40%, due 4/1/21	125,000	147,826
	McDonald's Corp. 1.875%, due 5/29/19	25,000	25,934
	Walgreen Co. 1.00%, due 3/13/15	150,000	150,587
			324,347
	Semiconductors 0.2%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (a)	200,000	202,780
	Texas Instruments, Inc. 1.65%, due 8/3/19	100,000	100,470
			303,250
	Telecommunications 0.6%
¤	AT&T, Inc.
	1.70%, due 6/1/17	100,000	102,986
	2.40%, due 8/15/16	200,000	211,516
	2.95%, due 5/15/16	200,000	214,912
	Cellco Partnership / Verizon Wireless Capital LLC 5.55%, due 2/1/14	300,000	319,110
	Qwest Corp. 6.75%, due 12/1/21	75,000	90,129
	Verizon Communications, Inc.
	2.00%, due 11/1/16	100,000	104,550
	4.60%, due 4/1/21	175,000	207,573
			1,250,776
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	144,394
	Total Corporate Bonds (Cost $22,082,163)		23,233,594

	Foreign Government Bonds 0.1%
	Regional (State & Province) 0.1%
	Province of Manitoba Canada 2.625%, due 7/15/15	75,000	79,522
	Province of Ontario 2.30%, due 5/10/16	175,000	184,800
			264,322
	Sovereign 0.0%‡
	Poland Government International Bond 5.00%, due 3/23/22	50,000	58,000
	Total Foreign Government Bonds (Cost $304,221)		322,322

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	100,000	104,496
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (b)	150,000	170,818
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	200,000	230,946
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (b)	200,000	231,956
			738,216
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	Fosse Master Issuer PLC Series 2011-1A, Class A5 1.955%, due 10/18/54 (a)(b)	200,000	206,190
	Holmes Master Issuer PLC Series Reg S 2.105%, due 10/15/54 (a)(b)	175,000	179,298
			385,488
	Total Mortgage-Backed Securities (Cost $1,093,560)		1,123,704

	U.S. Government & Federal Agencies 21.6%
	Federal Home Loan Bank 0.2%
	1.375%, due 5/28/14	300,000	305,935

¤	Federal Home Loan Mortgage Corporation 1.6%
	0.50%, due 4/17/15	550,000	551,894
	0.50%, due 9/25/15	100,000	100,011
	0.55%, due 2/27/15	220,000	220,312
	0.60%, due 5/22/15	200,000	200,378
	0.75%, due 11/25/14	480,000	484,430
	1.00%, due 3/8/17	500,000	506,387
	1.00%, due 7/28/17	200,000	202,626
	1.00%, due 9/27/17	75,000	74,975
	1.25%, due 8/1/19	200,000	200,478
	1.75%, due 9/10/15	300,000	311,779
	1.75%, due 5/30/19	325,000	336,554
			3,189,824
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.2%
	3.50%, due 12/1/41 TBA (c)	400,000	427,750

¤	Federal National Mortgage Association 1.3%
	0.375%, due 3/16/15	400,000	400,200
	0.60%, due 10/25/13	300,000	300,049
	0.75%, due 12/19/14	400,000	403,696
	0.85%, due 10/24/14	300,000	300,105
	1.25%, due 1/30/17	230,000	236,101
	1.375%, due 11/15/16	850,000	876,421
	2.75%, due 3/13/14	100,000	103,608
			2,620,180
	Government National Mortgage Association (Mortgage Pass-Through Security) 0.2%
	3.50%, due 11/1/41 TBA (c)	300,000	327,797

¤	United States Treasury Notes 18.1%
	0.125%, due 7/31/14	1,340,000	1,337,226
	0.25%, due 5/15/15	1,460,000	1,458,517
	0.25%, due 8/15/15	2,410,000	2,406,235
	0.25%, due 9/15/15	2,375,000	2,370,917
	0.375%, due 4/15/15	2,910,000	2,916,367
	0.50%, due 7/31/17	1,100,000	1,094,586
	0.625%, due 8/31/17	1,225,000	1,225,766
	0.625%, due 9/30/17	2,000,000	1,999,688
	0.75%, due 6/15/14	1,820,000	1,835,996
	0.75%, due 6/30/17	785,000	790,949
	0.875%, due 7/31/19	1,435,000	1,421,323
	1.00%, due 6/30/19	1,200,000	1,199,719
	1.00%, due 8/31/19	200,000	199,500
	1.00%, due 9/30/19	800,000	797,000
	1.125%, due 5/31/19	1,400,000	1,413,125
	1.25%, due 9/30/15	670,000	688,582
	1.25%, due 1/31/19	225,000	229,799
	1.375%, due 9/30/18	840,000	866,512
	1.375%, due 2/28/19	350,000	359,953
	1.50%, due 8/31/18	2,600,000	2,701,561
	1.50%, due 3/31/19	1,190,000	1,232,021
	1.625%, due 8/15/22	2,940,000	2,936,784
	2.25%, due 7/31/18	3,600,000	3,897,000
			35,379,126
	Total U.S. Government & Federal Agencies (Cost $41,670,258)		42,250,612

	Yankee Bonds 4.2% (d)
	Aerospace & Defense 0.1%
	BAE Systems PLC 3.50%, due 10/11/16 (a)	100,000	105,128

	Auto Manufacturers 0.1%
	Volkswagen International Finance N.V. 1.625%, due 3/22/15 (a)	100,000	101,644

	Banks 1.8%
	Bank of Montreal 1.95%, due 1/30/18 (a)	325,000	340,502
	Bank of Nova Scotia 1.95%, due 1/30/17 (a)	250,000	261,925
	BNP Paribas S.A. 2.375%, due 9/14/17	150,000	150,648
	Commonwealth Bank of Australia 1.95%, due 3/16/15	250,000	255,495
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA / Utrect
	3.375%, due 1/19/17	200,000	212,282
	3.875%, due 2/8/22	475,000	504,113
	HSBC Bank PLC 3.50%, due 6/28/15 (a)	250,000	265,234
	Korea Development Bank 3.875%, due 5/4/17	200,000	217,616
	Landwirtschaftliche Rentenbank 2.50%, due 2/15/16	100,000	106,240
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	300,000	301,847
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	200,000	202,406
	Svenska Handelsbanken AB 2.875%, due 4/4/17	250,000	263,104
	Toronto-Dominion Bank (The) 1.50%, due 3/13/17 (a)	200,000	205,660
	UBS A.G. / Stamford CT 2.25%, due 1/28/14	250,000	253,952
	Westpac Banking Corp. 1.125%, due 9/25/15	100,000	100,196
			3,641,220
	Beverages 0.1%
	Diageo Capital PLC 1.50%, due 5/11/17	100,000	101,737

	Electric 0.1%
	Hydro-Quebec 2.00%, due 6/30/16	150,000	157,125

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (a)	175,000	180,197

	Iron & Steel 0.1%
	ArcelorMittal 4.00%, due 2/25/15	100,000	99,933

	Mining 0.2%
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	150,000	155,288
	Rio Tinto Finance USA PLC 1.625%, due 8/21/17	100,000	100,201
	Rio Tinto Finance USA, Ltd. 2.25%, due 9/20/16	275,000	285,038
	Teck Resources, Ltd. 2.50%, due 2/1/18	50,000	50,218
			590,745
	Miscellaneous - Manufacturing 0.1%
	Ingersoll-Rand Global Holding Co., Ltd. 6.00%, due 8/15/13	250,000	261,560
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	50,000	50,748
			312,308
	Multi-National 0.1%
	European Investment Bank 0.875%, due 12/15/14	125,000	126,053

	Oil & Gas 0.6%
	BP Capital Markets PLC
	1.846%, due 5/5/17	75,000	76,609
	3.125%, due 10/1/15	100,000	106,780
	3.561%, due 11/1/21	175,000	189,299
	Petrobras International Finance Co. - Pifco 2.875%, due 2/6/15	150,000	154,174
	Petroleos Mexicanos 4.875%, due 3/15/15	150,000	160,875
	Shell International Finance B.V. 1.125%, due 8/21/17	150,000	150,519
	Statoil ASA 3.125%, due 8/17/17	125,000	136,963
	Total Capital International S.A.
	1.55%, due 6/28/17	100,000	101,875
	2.875%, due 2/17/22	125,000	129,991
			1,207,085
	Pharmaceuticals 0.4%
	AstraZeneca PLC 1.95%, due 9/18/19	50,000	50,876
	GlaxoSmithKline Capital PLC 2.85%, due 5/8/22	175,000	181,758
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	125,000	150,202
	Sanofi S.A.
	2.625%, due 3/29/16	150,000	158,751
	4.00%, due 3/29/21	125,000	142,783
	Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	100,000	105,066
			789,436
	Pipelines 0.1%
	TransCanada PipeLines, Ltd. 0.875%, due 3/2/15	200,000	201,845

	Telecommunications 0.2%
	British Telecommunications PLC 5.15%, due 1/15/13	100,000	101,301
	France Telecom S.A. 2.75%, due 9/14/16	100,000	104,922
	Telefonica Emisiones SAU 2.582%, due 4/26/13	125,000	125,156
	Vivendi S.A. 2.40%, due 4/10/15 (a)	100,000	101,328
	Vodafone Group PLC 1.25%, due 9/26/17	100,000	100,135
			532,842
	Transportation 0.1%
	Canadian National Railway Co. 1.45%, due 12/15/16	125,000	127,401

	Total Yankee Bonds (Cost $8,005,895)		8,274,699
	Total Long-Term Bonds (Cost $74,921,677)		76,976,829

		Shares	Value
	Common Stocks 59.2%
	Advertising 0.1%
	Interpublic Group of Cos., Inc. (The)	14,918	165,888

	Aerospace & Defense 1.4%
	Alliant Techsystems, Inc.	2,320	116,255
	Boeing Co. (The)	4,942	344,062
	General Dynamics Corp.	6,150	406,638
	Huntington Ingalls Industries, Inc. (e)	10,013	421,047
	L-3 Communications Holdings, Inc.	2,524	180,996
	Lockheed Martin Corp.	3,798	354,657
	Northrop Grumman Corp.	6,857	455,510
	Raytheon Co.	6,973	398,577
			2,677,742
	Agriculture 0.8%
	Altria Group, Inc.	10,464	349,393
	Archer-Daniels-Midland Co.	16,804	456,733
	Philip Morris International, Inc.	4,510	405,629
	Reynolds American, Inc.	8,053	349,017
			1,560,772
	Airlines 0.4%
	Copa Holdings S.A. Class A	2,059	167,335
	Delta Air Lines, Inc. (e)	5,608	51,369
	Southwest Airlines Co.	56,070	491,734
			710,438
	Auto Manufacturers 0.4%
	Ford Motor Co.	39,330	387,794
	General Motors Co. (e)	17,283	393,188
			780,982
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	12,293	336,828

	Banks 5.2%
¤	Bank of America Corp.	48,887	431,672
	Bank of New York Mellon Corp. (The)	19,596	443,262
	BB&T Corp.	12,096	401,103
	Capital One Financial Corp.	6,895	393,084
	CapitalSource, Inc.	55,535	420,955
¤	Citigroup, Inc.	10,270	336,034
	Comerica, Inc.	16,554	514,002
	Commerce Bancshares, Inc.	7,120	287,150
	East West Bancorp, Inc.	5,938	125,411
	Fifth Third Bancorp	30,428	471,938
	First Citizens BancShares, Inc. Class A	145	23,620
	First Republic Bank	9,267	319,341
	Goldman Sachs Group, Inc. (The)	2,932	333,310
	Huntington Bancshares, Inc.	75,718	522,454
	JPMorgan Chase & Co.	11,099	449,288
	KeyCorp	67,835	592,878
	Morgan Stanley	19,765	330,866
	Northern Trust Corp.	9,786	454,217
	PNC Financial Services Group, Inc.	6,185	390,273
	Regions Financial Corp.	88,563	638,539
	State Street Corp.	10,422	437,307
	SunTrust Banks, Inc.	27,070	765,269
	SVB Financial Group (e)	7,103	429,447
	U.S. Bancorp	11,662	400,007
	Wells Fargo & Co.	9,952	343,643
			10,255,070
	Beverages 0.2%
	Constellation Brands, Inc. Class A (e)	14,842	480,139

	Biotechnology 0.1%
	Charles River Laboratories International, Inc. (e)	4,673	185,051

	Chemicals 1.9%
	Air Products & Chemicals, Inc.	4,197	347,092
	CF Industries Holdings, Inc.	3,095	687,833
	Dow Chemical Co. (The)	12,938	374,684
	Eastman Chemical Co.	3,984	227,128
	Huntsman Corp.	28,857	430,835
	LyondellBasell Industries, N.V., Class A	8,850	457,191
	Mosaic Co. (The)	7,547	434,783
	W.R. Grace & Co. (e)	6,220	367,477
	Westlake Chemical Corp.	5,363	391,821
			3,718,844
	Commercial Services 1.2%
	Aaron's, Inc.	3,851	107,096
	Booz Allen Hamilton Holding Corp.	12,167	168,513
	CoreLogic, Inc. (e)	16,807	445,890
	Corrections Corporation of America	13,132	439,265
	Equifax, Inc.	3,682	171,508
	H&R Block, Inc.	8,074	139,922
	Iron Mountain, Inc.	10,839	369,718
	R.R. Donnelley & Sons Co.	20,073	212,774
	Total System Services, Inc.	14,018	332,227
	Towers Watson & Co. Class A	163	8,647
			2,395,560
	Computers 1.5%
	Brocade Communications Systems, Inc. (e)	41,938	248,063
	Computer Sciences Corp.	9,699	312,405
	Dell, Inc.	38,257	377,214
	Diebold, Inc.	6,732	226,936
	DST Systems, Inc.	4,793	271,092
¤	Hewlett-Packard Co.	19,397	330,913
	NetApp, Inc. (e)	10,011	329,162
	Synopsys, Inc. (e)	14,177	468,124
	Western Digital Corp.	8,048	311,699
			2,875,608
	Cosmetics & Personal Care 0.4%
	Colgate-Palmolive Co.	3,890	417,086
	Procter & Gamble Co. (The)	5,134	356,094
			773,180
	Distribution & Wholesale 0.1%
	WESCO International, Inc. (e)	2,481	141,913

	Electric 3.8%
	AES Corp. (The) (e)	48,751	534,798
	Ameren Corp.	10,154	331,731
	American Electric Power Co., Inc.	8,048	353,629
	Consolidated Edison, Inc.	6,667	399,287
	Dominion Resources, Inc.	6,602	349,510
	DTE Energy Co.	10,208	611,868
	Duke Energy Corp.	5,471	354,521
	Edison International	16,692	762,657
	Entergy Corp.	6,478	448,925
	Exelon Corp.	9,946	353,879
	FirstEnergy Corp.	8,090	356,769
	NextEra Energy, Inc.	5,149	362,129
	NRG Energy, Inc.	22,462	480,462
	NV Energy, Inc.	267	4,809
	OGE Energy Corp.	2,415	133,936
	PG&E Corp.	9,385	400,458
	Pinnacle West Capital Corp.	1,492	78,778
	PPL Corp.	4,405	127,965
	Public Service Enterprise Group, Inc.	12,760	410,617
	Southern Co.	7,704	355,077
	Xcel Energy, Inc.	7,387	204,694
			7,416,499
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	8,138	392,821
	General Cable Corp. (e)	13,276	390,049
			782,870
	Electronics 0.8%
	Garmin, Ltd.	5,741	239,629
	Itron, Inc. (e)	6,747	291,133
	Tech Data Corp. (e)	4,382	198,505
	Thermo Fisher Scientific, Inc.	5,899	347,038
	Tyco International, Ltd.	8,257	464,539
			1,540,844
	Engineering & Construction 0.3%
	AECOM Technology Corp. (e)	11,873	251,233
	Chicago Bridge & Iron Co. N.V.	5,569	212,123
	Engility Holdings, Inc. (e)	4,077	75,220
	Shaw Group, Inc. (The) (e)	1,864	81,308
			619,884
	Entertainment 0.2%
	Regal Entertainment Group Class A	23,598	332,024

	Environmental Controls 0.2%
	Covanta Holding Corp.	3,057	52,458
	Waste Management, Inc.	13,488	432,695
			485,153
	Finance - Credit Card 0.4%
	American Express Co.	6,886	391,538
	Discover Financial Services	11,704	465,000
			856,538
	Finance - Investment Banker/Broker 0.3%
	Charles Schwab Corp. (The)	32,113	410,725
	Interactive Brokers Group, Inc.	8,794	123,292
	Raymond James Financial, Inc.	1,633	59,850
			593,867
	Finance - Other Services 0.2%
	CME Group, Inc.	5,961	341,565

	Food 1.3%
	Dean Foods Co. (e)	22,244	363,689
	General Mills, Inc.	8,966	357,295
	Kellogg Co.	6,961	359,605
	Kraft Foods, Inc. Class A	10,133	419,000
	Smithfield Foods, Inc. (e)	21,813	428,625
	Sysco Corp.	11,539	360,825
	Tyson Foods, Inc. Class A	14,780	236,776
			2,525,815
	Forest Products & Paper 0.3%
	Domtar Corp.	5,660	443,121
	International Paper Co.	4,093	148,658
			591,779
	Gas 0.5%
	CenterPoint Energy, Inc.	26,027	554,375
	Sempra Energy	1,575	101,572
	UGI Corp.	12,104	384,302
			1,040,249
	Hand & Machine Tools 0.0%‡
	Regal-Beloit Corp.	710	50,041

	Health Care - Products 1.8%
	Baxter International, Inc.	6,688	403,019
	Becton, Dickinson & Co.	5,172	406,312
	Boston Scientific Corp. (e)	102,708	589,544
	Covidien PLC	7,038	418,198
	Hill-Rom Holdings, Inc.	13,950	405,387
	Hologic, Inc. (e)	19,966	404,112
	Medtronic, Inc.	9,613	414,512
	Stryker Corp.	7,368	410,103
	Zimmer Holdings, Inc.	2,659	179,802
			3,630,989
	Health Care - Services 2.1%
	Aetna, Inc.	12,039	476,744
	AMERIGROUP Corp. (e)	405	37,029
	CIGNA Corp.	487	22,972
	Community Health Systems, Inc. (e)	15,335	446,862
	Covance, Inc. (e)	3,885	181,391
	Coventry Health Care, Inc.	1,933	80,587
	HCA Holdings, Inc.	13,742	456,921
	Health Management Associates, Inc. Class A (e)	52,282	438,646
	Health Net, Inc. (e)	8,584	193,226
	Humana, Inc.	5,333	374,110
	LifePoint Hospitals, Inc. (e)	714	30,545
	Tenet Healthcare Corp. (e)	14,099	88,401
	UnitedHealth Group, Inc.	8,527	472,481
	Universal Health Services, Inc. Class B	6,189	283,023
	WellPoint, Inc.	7,897	458,105
			4,041,043
	Home Builders 0.5%
	PulteGroup, Inc. (e)	33,887	525,248
	Thor Industries, Inc.	11,443	415,610
			940,858
	Household Products & Wares 0.7%
	Avery Dennison Corp.	14,168	450,826
	Jarden Corp.	8,615	455,216
	Kimberly-Clark Corp.	4,883	418,864
			1,324,906
	Insurance 5.4%
	ACE, Ltd.	5,278	399,017
	Aflac, Inc.	9,313	445,906
	Alleghany Corp. (e)	284	97,963
	Allied World Assurance Co. Holdings, Ltd.	2,723	210,352
	Allstate Corp. (The)	11,654	461,615
	American Financial Group, Inc.	4,086	154,859
	American International Group, Inc. (e)	13,343	437,517
	American National Insurance Co.	1,711	122,901
	Aon PLC	1,731	90,514
	Arch Capital Group, Ltd. (e)	7,878	328,355
	Aspen Insurance Holdings, Ltd.	6,529	199,069
	Assurant, Inc.	7,249	270,388
	Assured Guaranty, Ltd.	17,026	231,894
	Axis Capital Holdings, Ltd.	13,168	459,827
	Berkshire Hathaway, Inc. Class B (e)	3,994	352,271
	Chubb Corp. (The)	5,986	456,612
	Everest Re Group, Ltd.	4,773	510,520
	Fidelity National Financial, Inc. Class A	17,273	369,470
	Hartford Financial Services Group, Inc. (The)	21,870	425,153
	Loews Corp.	8,360	344,934
	Marsh & McLennan Cos., Inc.	10,201	346,120
	MetLife, Inc.	12,959	446,567
	PartnerRe, Ltd.	6,520	484,306
	Principal Financial Group, Inc.	13,443	362,154
	ProAssurance Corp.	2,919	263,994
	Protective Life Corp.	7,903	207,138
	Prudential Financial, Inc.	7,928	432,155
	Reinsurance Group of America, Inc.	6,951	402,254
	RenaissanceRe Holdings, Ltd.	3,199	246,451
	StanCorp Financial Group, Inc.	5,522	172,507
	Travelers Cos., Inc. (The)	6,713	458,229
	Validus Holdings, Ltd.	8,494	288,032
	White Mountains Insurance Group, Ltd.	89	45,687
			10,524,731
	Internet 1.5%
	Akamai Technologies, Inc. (e)	9,612	367,755
	AOL, Inc. (e)	7,170	252,599
	Expedia, Inc.	4,184	242,003
	IAC / InterActiveCorp	8,541	444,644
	Liberty Interactive Corp. (e)	21,017	388,815
	Symantec Corp. (e)	31,834	573,012
	VeriSign, Inc. (e)	3,858	187,846
	Yahoo!, Inc. (e)	29,467	470,735
			2,927,409
	Investment Company 0.1%
	American Capital Ltd. (e)	24,717	280,291

	Investment Management/Advisory Services 0.6%
	BlackRock, Inc.	2,526	450,386
	Federated Investors, Inc. Class B	309	6,393
	Franklin Resources, Inc.	2,799	350,071
	Janus Capital Group, Inc.	44,471	419,806
			1,226,656
	Iron & Steel 0.1%
	Steel Dynamics, Inc.	14,894	167,260

	Leisure Time 0.2%
	Carnival Corp.	10,752	391,803

	Machinery - Construction & Mining 0.2%
	Terex Corp. (e)	13,854	312,823

	Machinery - Diversified 0.1%
	Gardner Denver, Inc.	1,904	115,021

	Media 2.0%
	Cablevision Systems Corp. Class A	18,327	290,483
	CBS Corp. Class B	11,006	399,848
	Comcast Corp. Class A	13,052	466,870
	DISH Network Corp. Class A	5,627	172,242
	Gannett Co., Inc.	28,316	502,609
	News Corp. Class A	18,864	462,734
	Thomson Reuters Corp.	13,941	402,337
	Time Warner, Inc.	10,366	469,891
	Walt Disney Co. (The)	8,736	456,718
	Washington Post Co. Class B	723	262,471
			3,886,203
	Metal Fabricate & Hardware 0.0%‡
	Timken Co.	183	6,800

	Mining 0.5%
	Freeport-McMoRan Copper & Gold, Inc.	8,466	335,084
	Newmont Mining Corp.	6,380	357,344
	Southern Copper Corp.	11,394	391,498
			1,083,926
	Miscellaneous - Manufacturing 1.7%
	3M Co.	4,417	408,219
	Cooper Industries PLC	1,382	103,733
	Danaher Corp.	7,347	405,187
	Dover Corp.	1,141	67,878
	Eaton Corp.	2,036	96,221
	General Electric Co.	18,468	419,408
	Harsco Corp.	2,881	59,147
	Illinois Tool Works, Inc.	5,765	342,845
	Ingersoll-Rand PLC	9,073	406,652
	ITT Corp.	1,349	27,182
	Leggett & Platt, Inc.	18,458	462,373
	Parker Hannifin Corp.	3,168	264,782
	Textron, Inc.	4,591	120,147
	Trinity Industries, Inc.	2,021	60,569
			3,244,343
	Office & Business Equipment 0.0%‡
	Pitney Bowes, Inc.	1,529	21,131

	Oil & Gas 4.2%
	Anadarko Petroleum Corp.	4,775	333,868
	Apache Corp.	4,397	380,209
	Chesapeake Energy Corp.	1,029	19,417
	Chevron Corp.	3,490	406,794
	Cimarex Energy Co.	396	23,186
	ConocoPhillips	7,971	455,782
	Devon Energy Corp.	5,689	344,184
	Diamond Offshore Drilling, Inc.	7,086	466,330
	ExxonMobil Corp.	5,036	460,542
	Helmerich & Payne, Inc.	8,771	417,587
	Hess Corp.	6,363	341,820
	HollyFrontier Corp.	14,570	601,304
	Marathon Oil Corp.	13,623	402,832
¤	Marathon Petroleum Corp.	16,395	895,003
	Murphy Oil Corp.	6,668	358,005
	Noble Energy, Inc.	64	5,933
	Occidental Petroleum Corp.	4,495	386,840
	Phillips 66	9,852	456,837
	Sunoco, Inc.	516	24,164
	Tesoro Corp.	12,723	533,094
	Unit Corp. (e)	1,857	77,066
	Valero Energy Corp.	26,610	843,005
			8,233,802
	Oil & Gas Services 0.9%
	Baker Hughes, Inc.	7,226	326,832
	Halliburton Co.	11,160	375,981
	National-Oilwell Varco, Inc.	4,192	335,821
	RPC, Inc.	23,733	282,185
	Superior Energy Services, Inc. (e)	20,087	412,185
			1,733,004
	Packaging & Containers 0.2%
	Bemis Co., Inc.	5,438	171,134
	Greif, Inc. Class A	3,316	146,501
			317,635
	Pharmaceuticals 2.1%
	Abbott Laboratories	5,870	402,447
	Bristol-Myers Squibb Co.	10,495	354,206
	Cardinal Health, Inc.	9,362	364,837
	Eli Lilly & Co.	9,746	462,058
	Endo Health Solutions, Inc. (e)	11,867	376,421
	Forest Laboratories, Inc. (e)	12,537	446,443
	Johnson & Johnson	5,128	353,370
	Merck & Co., Inc.	10,289	464,034
	Omnicare, Inc.	13,710	465,729
	Pfizer, Inc.	16,770	416,735
			4,106,280
	Pipelines 0.2%
	Spectra Energy Corp.	12,280	360,541

	Real Estate Investment Trusts 3.7%
	American Capital Agency Corp.	19,533	675,646
	Annaly Capital Management, Inc.	15,026	253,038
	Apartment Investment & Management Co. Class A	786	20,428
	AvalonBay Communities, Inc.	231	31,414
	Boston Properties, Inc.	414	45,793
	Brandywine Realty Trust	25,964	316,501
	CBL & Associates Properties, Inc.	20,403	435,400
	Chimera Investment Corp.	163,027	441,803
	CommonWealth REIT	12,586	183,252
	Duke Realty Corp.	12,200	179,340
	Equity Residential	5,879	338,219
	Extra Space Storage, Inc.	11,272	374,794
	General Growth Properties, Inc.	20,299	395,425
	HCP, Inc.	3,434	152,744
	Health Care REIT, Inc.	4,565	263,629
	Hospitality Properties Trust	17,772	422,618
	Host Hotels & Resorts, Inc.	15,655	251,263
	Kimco Realty Corp.	17,904	362,914
	National Retail Properties, Inc.	330	10,065
	ProLogis, Inc.	3,089	108,208
	Realty Income Corp.	592	24,207
	Retail Properties of America, Inc. Class A	10,496	118,815
	Simon Property Group, Inc.	2,515	381,802
	Taubman Centers, Inc.	4,253	326,333
	Ventas, Inc.	10,666	663,958
	Vornado Realty Trust	1,005	81,455
	Weingarten Realty Investors	11,158	313,651
			7,172,715
	Retail 2.6%
	American Eagle Outfitters, Inc.	16,453	346,829
	Best Buy Co., Inc.	5,679	97,622
	Chico's FAS, Inc.	19,766	357,962
	CVS Caremark Corp.	9,684	468,899
	Dillard's, Inc. Class A	5,357	387,418
	Foot Locker, Inc.	13,182	467,961
	GameStop Corp. Class A	12,260	257,460
	Guess?, Inc.	2,645	67,236
	Kohl's Corp.	2,559	131,072
	Lowe's Cos., Inc.	15,835	478,851
	Macy's, Inc.	18,882	710,341
	Target Corp.	7,063	448,289
	Wal-Mart Stores, Inc.	6,119	451,582
	Walgreen Co.	12,757	464,865
			5,136,387
	Savings & Loans 0.2%
	Capitol Federal Financial, Inc.	7,949	95,070
	First Niagara Financial Group, Inc.	8,156	65,982
	Hudson City Bancorp, Inc.	12,861	102,374
	People's United Financial, Inc.	7,935	96,331
			359,757
	Semiconductors 1.7%
	Applied Materials, Inc.	11,614	129,670
	Broadcom Corp. Class A	11,243	388,783
	Cypress Semiconductor Corp.	30,633	328,386
	Intel Corp.	19,676	446,252
	KLA-Tencor Corp.	11,455	546,461
	Micron Technology, Inc. (e)	82,102	491,380
	NVIDIA Corp. (e)	42,479	566,670
	ON Semiconductor Corp. (e)	15,662	96,634
	Texas Instruments, Inc.	12,240	337,212
			3,331,448
	Software 0.6%
	Adobe Systems, Inc. (e)	14,006	454,635
	CA, Inc.	3,608	92,960
	Fidelity National Information Services, Inc.	17,706	552,781
			1,100,376
	Telecommunications 2.0%
	Amdocs, Ltd.	351	11,579
¤	AT&T, Inc.	12,045	454,096
	CenturyLink, Inc.	10,709	432,644
	Cisco Systems, Inc.	23,736	453,120
	Corning, Inc.	31,623	415,842
	EchoStar Corp. Class A (e)	445	12,754
	Frontier Communications Corp.	76,673	375,698
	MetroPCS Communications, Inc. (e)	43,376	507,933
	Sprint Nextel Corp. (e)	154,788	854,430
	Telephone & Data Systems, Inc.	16,672	426,970
	United States Cellular Corp. (e)	789	30,874
			3,975,940
	Transportation 0.7%
	Con-way, Inc.	12,246	335,173
	CSX Corp.	17,650	366,238
	FedEx Corp.	4,500	380,790
	Norfolk Southern Corp.	5,456	347,165
			1,429,366
	Total Common Stocks (Cost $101,264,581)		115,618,587

	Exchange Traded Funds 0.9% (f)
	S&P 500 Index - SPDR Trust Series 1	4,914	707,272
¤	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	5,467	983,623
	Total Exchange Traded Funds (Cost $1,623,219)		1,690,895

		Principal Amount	Value
	Short-Term Investments 1.6%
	Other Commercial Paper 1.5%
	Darden Restaurants, Inc. (zero coupon), due 10/1/12	$2,945,000	2,944,951
	Total Other Commercial Paper (Cost $2,944,951)		2,944,951

	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $202,666 (Collateralized by a United States Treasury Note with a rate of 4.25% and a maturity date of 8/15/15, with a Principal Amount of $190,000 and a Market Value of $212,236)	202,666	202,666

	Total Repurchase Agreement (Cost $202,666)		202,666

	Total Short-Term Investments (Cost $3,147,617)		3,147,617

	Total Investments (Cost $180,957,094) (g)	101.0%	197,433,928

	Other Assets, Less Liabilities	(1.0)	(2,023,198)
	Net Assets	100.0%	$195,410,730

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2012, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(c)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of September 30, 2012 is $755,547, which represents 0.4% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(d)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(e)	Non-income producing security.
(f)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	As of September 30, 2012, cost is $182,968,590 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$17,667,036
Gross unrealized depreciation	(3,201,698)
Net unrealized appreciation	$14,465,338

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,771,898	$—	$1,771,898
Corporate Bonds	—	23,233,594	—	23,233,594
Foreign Government Bonds	—	322,322	—	322,322
Mortgage-Backed Securities	—	1,123,704	—	1,123,704
U.S. Government & Federal Agencies	—	42,250,612	—	42,250,612
Yankee Bonds	—	8,274,699	—	8,274,699
Total Long-Term Bonds	—	76,976,829	—	76,976,829
Common Stocks	115,618,587	—	—	115,618,587
Exchange Traded Funds	1,690,895	—	—	1,690,895
Short-Term Investments
Other Commercial Paper	—	2,944,951	—	2,944,951
Repurchase Agreement	—	202,666	—	202,666
Total Short-Term Investments	—	3,147,617	—	3,147,617
Total Investments in Securities	$117,309,482	$80,124,446	$—	$197,433,928

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Bond Portfolio

Portfolio of Investments ††† September 30, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.3%†
	Asset-Backed Securities 3.1%
	Automobile 1.3%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	$1,250,000	$1,260,590
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	2,080,000	2,095,228
	Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	1,797,000	1,806,310
	Mercedes-Benz Auto Receivables Trust
	Series 2012-1, Class A3 0.47%, due 10/17/16	4,000,000	4,001,120
	Series 2009-1, Class A3 1.67%, due 1/15/14	202,139	202,656
	Nissan Auto Lease Trust Series 2010-B, Class A3 1.12%, due 12/15/13	534,775	535,668
	USAA Auto Owner Trust Series 2012-1, Class A3 0.43%, due 8/15/16	1,500,000	1,500,739
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	2,080,000	2,093,986
			13,496,297
	Credit Cards 0.1%
	Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	1,157,000	1,166,906

	Home Equity 1.1%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)	402,145	412,640
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)	630,243	647,178
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	35,525	35,503
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 5.053%, due 8/25/33 (a)	426,819	423,019
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36 (a)	178,408	108,420
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (a)(b)	1,019,541	858,278
	Series 2007-S1, Class A3 5.81%, due 11/25/36 (a)(b)	529,611	381,161
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB4, Class A2B 5.319%, due 4/25/37 (a)	500,000	325,256
	Series 2007-CB2, Class A2C 5.433%, due 2/25/37 (a)	1,000,000	708,898
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	982,250	988,762
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH2, Class AF3 5.286%, due 1/25/37 (a)	1,000,000	616,324
	Series 2007-CH1, Class AF3 5.532%, due 11/25/36 (a)	1,000,000	939,284
	Series 2006-WF1, Class A6 6.00%, due 7/25/36 (a)	810,058	489,660
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46	1,683,491	1,153,907
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 5.086%, due 11/25/35 (a)(b)	1,629,011	1,557,175
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)	371,548	382,120
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.162%, due 6/25/33 (a)	1,357,771	1,287,057
			11,314,642
	Other ABS 0.6%
	CNH Equipment Trust
	Series 2012-C, Class A3 0.57%, due 12/15/17	2,200,000	2,199,820
	Series 2010-C, Class A3 1.17%, due 5/15/15	483,410	485,216
	Entergy Texas Restoration Funding LLC Series 2009-A, Class A1 2.12%, due 2/1/16	511,978	522,743
	John Deere Owner Trust Series 2012-B, Class A3 0.53%, due 7/15/16	2,100,000	2,100,838
	Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (c)	1,132,012	1,198,772
			6,507,389
	Total Asset-Backed Securities (Cost $34,444,984)		32,485,234

	Corporate Bonds 26.1%
	Aerospace & Defense 0.4%
	Northrop Grumman Corp. 1.85%, due 11/15/15	1,250,000	1,286,099
	United Technologies Corp. 3.10%, due 6/1/22	3,000,000	3,196,872
			4,482,971
	Auto Manufacturers 0.2%
	Daimler Finance North America LLC
	1.30%, due 7/31/15 (c)	2,000,000	2,007,870
	3.00%, due 3/28/16 (c)	500,000	525,366
			2,533,236
	Banks 4.2%
	American Express Bank FSB 6.00%, due 9/13/17	750,000	909,772
¤	Bank of America Corp.
	3.70%, due 9/1/15	5,430,000	5,735,845
	4.50%, due 4/1/15	5,700,000	6,105,817
	5.625%, due 7/1/20	925,000	1,054,787
¤	Citigroup, Inc.
	4.587%, due 12/15/15	1,745,000	1,893,372
	5.50%, due 10/15/14	5,200,000	5,607,363
	6.00%, due 8/15/17	2,000,000	2,329,584
	6.01%, due 1/15/15	1,150,000	1,260,311
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20	850,000	948,571
	5.75%, due 1/24/22	1,300,000	1,497,439
	6.15%, due 4/1/18	1,250,000	1,458,974
	6.25%, due 2/1/41	550,000	636,332
	JPMorgan Chase & Co.
	2.00%, due 8/15/17	1,650,000	1,664,376
	4.35%, due 8/15/21	1,250,000	1,377,723
	4.40%, due 7/22/20	2,525,000	2,778,982
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	800,000	946,700
	KeyCorp 6.50%, due 5/14/13	1,500,000	1,553,186
	Morgan Stanley
	5.50%, due 1/26/20	800,000	870,793
	5.625%, due 9/23/19	800,000	873,983
	6.625%, due 4/1/18	600,000	689,364
	Wachovia Bank 4.80%, due 11/1/14	1,050,000	1,129,130
	Wells Fargo & Co.
	1.25%, due 2/13/15	1,000,000	1,011,913
	4.60%, due 4/1/21	1,000,000	1,155,101
			43,489,418
	Beverages 1.0%
	Anheuser-Busch InBev Worldwide, Inc.
	3.75%, due 7/15/42	1,500,000	1,503,691
	4.125%, due 1/15/15	1,750,000	1,887,261
	5.375%, due 11/15/14	2,810,000	3,091,146
	Coca-Cola Enterprises, Inc. 2.125%, due 9/15/15	1,650,000	1,700,997
	SABMiller Holdings, Inc. 3.75%, due 1/15/22 (c)	1,700,000	1,846,093
			10,029,188
	Building Materials 0.1%
	CRH America, Inc. 4.125%, due 1/15/16	675,000	704,833

	Chemicals 0.3%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	1,200,000	1,444,507
	Eastman Chemical Co. 2.40%, due 6/1/17	875,000	913,858
	Ecolab, Inc. 4.35%, due 12/8/21	1,000,000	1,134,471
			3,492,836
	Computers 0.6%
	Hewlett-Packard Co.
	2.35%, due 3/15/15	2,600,000	2,649,301
	3.30%, due 12/9/16	2,750,000	2,866,625
	4.375%, due 9/15/21	500,000	512,201
			6,028,127
	Cosmetics & Personal Care 0.3%
	Procter & Gamble Co. (The)
	0.362%, due 2/6/14 (b)	2,000,000	2,001,534
	1.45%, due 8/15/16	1,000,000	1,030,031
			3,031,565
	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	0.638%, due 5/11/16 (b)	2,250,000	2,189,461
	4.65%, due 10/17/21	625,000	700,484
	5.875%, due 1/14/38	1,000,000	1,191,661
			4,081,606
	Electric 3.8%
	Alabama Power Co. 4.10%, due 1/15/42	1,050,000	1,102,262
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,218,086
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,535,095
	Carolina Power & Light Co. 6.125%, due 9/15/33	500,000	644,234
	Consolidated Edison Company of New York, Inc. 4.20%, due 3/15/42	1,600,000	1,759,202
	Detroit Edison Co. (The) 2.65%, due 6/15/22	1,650,000	1,701,815
	Dominion Resources, Inc. 1.40%, due 9/15/17	4,000,000	4,011,064
	Duke Energy Carolinas LLC 7.00%, due 11/15/18	2,000,000	2,615,714
	Duke Energy Corp. 1.625%, due 8/15/17	3,700,000	3,710,859
	Entergy Louisiana LLC 1.875%, due 12/15/14	375,000	385,100
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	500,000	507,007
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	2,000,000	2,027,832
	4.85%, due 6/1/21	385,000	426,958
	5.292%, due 6/15/22	340,000	381,197
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,153,357
	NextEra Energy Capital Holdings, Inc. 1.20%, due 6/1/15	1,450,000	1,459,202
	Nisource Finance Corp.
	5.40%, due 7/15/14	890,000	954,100
	5.80%, due 2/1/42	1,300,000	1,536,891
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,288,155
	Pepco Holdings, Inc. 2.70%, due 10/1/15	1,000,000	1,039,548
	PPL Capital Funding, Inc. 4.20%, due 6/15/22	2,000,000	2,131,688
	PPL Energy Supply LLC 4.60%, due 12/15/21	825,000	886,609
	Union Electric Co.
	3.90%, due 9/15/42	1,800,000	1,826,807
	6.70%, due 2/1/19	1,500,000	1,918,359
	Virginia Electric and Power Co. 2.95%, due 1/15/22	500,000	529,726
			39,750,867
	Electronics 0.2%
	Thermo Fisher Scientific, Inc. 3.15%, due 1/15/23	2,050,000	2,116,135

	Engineering & Construction 0.1%
	ABB Finance USA, Inc. 4.375%, due 5/8/42	900,000	995,557

	Finance - Auto Loans 0.6%
	American Honda Finance Corp. 2.60%, due 9/20/16 (c)	1,500,000	1,580,933
	Ford Motor Credit Co. LLC
	3.00%, due 6/12/17	1,775,000	1,806,758
	4.25%, due 9/20/22	2,600,000	2,664,373
			6,052,064
	Finance - Credit Card 0.3%
	American Express Credit Corp.
	1.75%, due 6/12/15	2,000,000	2,045,744
	2.375%, due 3/24/17	1,425,000	1,498,885
			3,544,629
	Finance - Leasing Companies 0.1%
	Boeing Capital Corp. 2.90%, due 8/15/18	1,025,000	1,124,360

	Finance - Other Services 0.2%
	AON Corp. 3.125%, due 5/27/16	1,350,000	1,429,992
	National Rural Utilities Cooperative Finance Corp. 5.45%, due 4/10/17	500,000	595,831
			2,025,823
	Food 1.2%
	General Mills, Inc. 3.15%, due 12/15/21	1,700,000	1,769,115
	Ingredion, Inc. 1.80%, due 9/25/17	1,600,000	1,604,400
	Kellogg Co. 1.75%, due 5/17/17	1,250,000	1,276,166
	Kraft Foods Group, Inc. 3.50%, due 6/6/22 (c)	1,750,000	1,849,035
	Kraft Foods, Inc. 4.125%, due 2/9/16	2,375,000	2,607,997
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,293,914
	Unilever Capital Corp. 0.85%, due 8/2/17	2,200,000	2,180,147
			12,580,774
	Forest Products & Paper 0.2%
	International Paper Co. 4.75%, due 2/15/22	1,825,000	2,072,328

	Gas 0.6%
	Boston Gas Co. 4.487%, due 2/15/42 (c)	1,250,000	1,373,855
	KeySpan Gas East Corp. 5.819%, due 4/1/41 (c)	2,000,000	2,608,716
	Sempra Energy 2.30%, due 4/1/17	1,725,000	1,805,309
			5,787,880
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	1,150,000	1,196,059

	Health Care - Products 0.5%
	Baxter International, Inc. 2.40%, due 8/15/22	1,500,000	1,510,903
	Becton Dickinson and Co. 3.125%, due 11/8/21	1,550,000	1,660,067
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	2,325,000	2,336,851
			5,507,821
	Health Care - Services 0.5%
	Aetna, Inc. 1.75%, due 5/15/17	1,100,000	1,113,845
	Laboratory Corp. of America Holdings 2.20%, due 8/23/17	1,300,000	1,327,777
	WellPoint, Inc. 3.30%, due 1/15/23	2,450,000	2,478,006
			4,919,628
	Insurance 1.3%
	Allstate Corp. (The) 5.20%, due 1/15/42	1,175,000	1,408,636
	MetLife, Inc. 1.756%, due 12/15/17	1,950,000	1,965,259
	Metropolitan Life Global Funding I
	2.00%, due 1/9/15 (c)	1,500,000	1,533,865
	3.125%, due 1/11/16 (c)	1,325,000	1,410,637
	5.125%, due 4/10/13 (c)	500,000	512,048
	5.125%, due 6/10/14 (c)	2,700,000	2,895,626
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	1,079,995
	Prudential Financial, Inc. 4.50%, due 11/16/21	2,000,000	2,206,338
			13,012,404
	Investment Management/Advisory Services 0.1%
	BlackRock, Inc. 1.375%, due 6/1/15	975,000	993,409

	Machinery - Construction & Mining 0.3%
	Caterpillar, Inc. 1.50%, due 6/26/17	3,000,000	3,063,246

	Machinery - Diversified 0.3%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,409,623
	Roper Industries, Inc. 6.625%, due 8/15/13	1,500,000	1,575,549
			2,985,172
	Media 1.6%
	Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	766,000	793,220
	COX Communications, Inc. 5.45%, due 12/15/14	1,500,000	1,649,706
	NBC Universal Media LLC 5.15%, due 4/30/20	1,000,000	1,185,084
	News America, Inc.
	3.00%, due 9/15/22 (c)	2,600,000	2,622,979
	6.40%, due 12/15/35	2,500,000	3,097,902
	Reed Elsevier Capital, Inc. 7.75%, due 1/15/14	705,000	764,182
	TCM Sub LLC 3.55%, due 1/15/15 (c)	3,000,000	3,157,725
	Time Warner Cable, Inc. 6.75%, due 7/1/18	1,425,000	1,792,127
	Time Warner, Inc. 6.10%, due 7/15/40	1,000,000	1,240,038
			16,302,963
	Mining 0.0%‡
	Alcoa, Inc. 6.15%, due 8/15/20	425,000	469,016

	Oil & Gas 1.0%
	Apache Corp. 4.75%, due 4/15/43	2,500,000	2,856,617
	ConocoPhillips 5.90%, due 5/15/38	1,500,000	1,999,112
	Noble Energy, Inc. 6.00%, due 3/1/41	1,350,000	1,634,230
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,342,500
	Phillips 66 2.95%, due 5/1/17 (c)	1,300,000	1,375,265
	Valero Energy Corp. 6.625%, due 6/15/37	550,000	663,831
			10,871,555
	Oil & Gas Services 0.1%
	Cameron International Corp. 1.60%, due 4/30/15	500,000	506,865

	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	1,460,000	1,577,359

	Pharmaceuticals 1.0%
	Cardinal Health, Inc. 1.90%, due 6/15/17	975,000	992,089
	Express Scripts Holding Co. 2.10%, due 2/12/15 (c)	2,413,000	2,475,383
	Merck & Co., Inc.
	2.40%, due 9/15/22	2,600,000	2,620,925
	5.95%, due 12/1/28	1,200,000	1,594,710
	Novartis Capital Corp. 3.70%, due 9/21/42	1,200,000	1,240,690
	Watson Pharmaceuticals, Inc. 3.25%, due 10/1/22	1,425,000	1,443,251
			10,367,048
	Pipelines 0.4%
	Energy Transfer Partners, L.P. 6.50%, due 2/1/42	1,300,000	1,500,109
	Enterprise Products Operating LLC 1.25%, due 8/13/15	1,550,000	1,565,373
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	488,820
	ONEOK Partners, L.P. 2.00%, due 10/1/17	1,000,000	1,018,539
			4,572,841
	Real Estate 0.1%
	WEA Finance LLC / WT Finance Aust Pty, Ltd. 5.75%, due 9/2/15	877,000	973,363

	Real Estate Investment Trusts 0.9%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	2,772,000	3,088,834
	DDR Corp. 4.75%, due 4/15/18	2,000,000	2,218,956
	Hospitality Properties Trust 6.30%, due 6/15/16	1,325,000	1,444,193
	ProLogis, L.P. 6.625%, due 5/15/18	2,000,000	2,389,642
			9,141,625
	Retail 0.5%
	Home Depot, Inc. 5.95%, due 4/1/41	1,000,000	1,358,011
	McDonald's Corp. 1.875%, due 5/29/19	675,000	700,234
	Wal-Mart Stores, Inc. 5.00%, due 10/25/40	750,000	909,473
	Walgreen Co. 1.00%, due 3/13/15	2,625,000	2,635,266
			5,602,984
	Semiconductors 0.3%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (c)	2,475,000	2,509,402
	Texas Instruments, Inc. 1.65%, due 8/3/19	1,000,000	1,004,705
			3,514,107
	Software 0.3%
	Fiserv, Inc. 3.50%, due 10/1/22	3,500,000	3,512,414

	Telecommunications 1.1%
	AT&T, Inc.
	5.35%, due 9/1/40	1,000,000	1,203,610
	5.55%, due 8/15/41	1,000,000	1,244,799
	Cellco Partnership / Verizon Wireless Capital LLC
	5.55%, due 2/1/14	875,000	930,738
	8.50%, due 11/15/18	1,500,000	2,101,605
	Qwest Corp. 6.75%, due 12/1/21	2,525,000	3,034,353
	Verizon Communications, Inc. 7.35%, due 4/1/39	2,000,000	2,994,486
			11,509,591
	Transportation 0.7%
	Burlington Northern Santa Fe LLC 5.75%, due 5/1/40	1,000,000	1,252,481
	CSX Corp. 4.75%, due 5/30/42	1,000,000	1,087,311
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,765,750
	United Parcel Service, Inc. 3.625%, due 10/1/42	3,200,000	3,234,576
			7,340,118
	Total Corporate Bonds (Cost $251,037,860)		271,863,785

	Foreign Government Bonds 0.2%
	Sovereign 0.2%
	Poland Government International Bond 5.00%, due 3/23/22	350,000	406,000
	Province of Ontario Canada 1.60%, due 9/21/16	1,650,000	1,706,174
			2,112,174
	Total Foreign Government Bonds (Cost $1,993,860)		2,112,174

	Mortgage-Backed Securities 4.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.3%
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW11, Class A3 5.452%, due 3/11/39 (d)	1,000,000	1,020,208
	Series 2006-PW11, Class AM 5.452%, due 3/11/39 (d)	500,000	546,463
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	1,000,000	1,044,117
	Series 2006-PW12, Class AAB 5.869%, due 9/11/38 (d)	743,624	763,024
	Series 2007-PW16, Class A4 5.906%, due 6/11/40 (d)	1,700,000	2,005,107
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	4,289,014
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.588%, due 2/15/39 (b)	2,300,000	2,555,707
¤	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	2,400,000	2,507,909
	Series 2005-CB13, Class A4 5.29%, due 1/12/43 (d)	1,170,000	1,296,966
	Series 2006-CB17, Class A4 5.429%, due 12/12/43	5,000,000	5,716,140
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (b)	1,700,000	1,935,933
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	2,300,000	2,655,877
	Series 2007-C6, Class A3 5.933%, due 7/15/40	1,000,000	1,107,494
	Merrill Lynch Mortgage Trust Series 2005-LC1, Class A3 5.289%, due 1/12/44 (b)	124,927	124,848
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3 5.172%, due 12/12/49 (d)	2,080,000	2,375,393
	Morgan Stanley Capital I, Inc.
	Series 2006-HQ10, Class A4 5.328%, due 11/12/41	800,000	922,974
	Series 2007-T25, Class A3 5.514%, due 11/12/49 (b)	2,300,000	2,667,499
	Series 2006-IQ11, Class A4 5.723%, due 10/15/42 (d)	440,000	502,113
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	500,000	578,202
			34,614,988
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.7%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (b)	641,055	454,305
	Fosse Master Issuer PLC Series 2011-1A, Class A5 1.955%, due 10/18/54 (b)(c)	1,425,000	1,469,102
	Holmes Master Issuer PLC Series Reg S 2.105%, due 10/15/54 (b)(c)	2,330,000	2,387,227
	Permanent Master Issuer PLC Series 2011-2A, Class 1A2 2.005%, due 7/15/42 (b)(c)	990,000	1,012,968
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.356%, due 9/25/36 (d)	1,000,000	769,766
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	1,612,257	933,405
			7,026,773
	Total Mortgage-Backed Securities (Cost $39,851,655)		41,641,761

	U.S. Government & Federal Agencies 58.6%
¤	Federal Home Loan Mortgage Corporation 3.3%
	0.50%, due 4/17/15	8,000,000	8,027,544
	0.50%, due 9/25/15	1,500,000	1,500,158
	0.55%, due 2/27/15	1,200,000	1,201,700
	1.00%, due 3/8/17	1,300,000	1,316,606
	1.00%, due 9/27/17	1,325,000	1,324,555
	1.25%, due 5/12/17	8,000,000	8,189,808
	1.25%, due 8/1/19	5,750,000	5,763,754
	4.75%, due 1/19/16	2,000,000	2,281,708
	5.50%, due 7/18/16	4,000,000	4,741,600
			34,347,433
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 10.2%
	2.441%, due 12/1/41 (b)	1,660,393	1,740,182
	3.00%, due 6/1/26 TBA (e)	4,700,000	4,952,625
	3.50%, due 5/1/26	1,638,355	1,735,011
	3.50%, due 12/1/41 TBA (e)	23,300,000	24,916,437
	4.00%, due 3/1/15	251,765	257,069
	4.00%, due 7/1/23	738,633	786,579
	4.00%, due 8/1/25	391,474	416,640
	4.00%, due 1/1/31	800,908	869,227
	4.00%, due 11/1/41	314,410	338,528
	4.00%, due 1/1/42	396,815	427,253
	4.00%, due 3/1/42	4,952,756	5,360,142
	4.00%, due 4/1/42	7,314,836	7,875,940
	4.00%, due 5/1/42	594,026	646,182
	4.50%, due 4/1/22	314,571	338,572
	4.50%, due 4/1/23	70,419	75,571
	4.50%, due 6/1/24	169,840	182,214
	4.50%, due 7/1/24	416,132	446,450
	4.50%, due 5/1/25	903,721	969,564
	4.50%, due 4/1/31	782,470	858,019
	4.50%, due 9/1/35	509,889	549,291
	4.50%, due 2/1/39	913,537	982,705
	4.50%, due 4/1/39	836,354	899,678
	4.50%, due 6/1/39	1,534,385	1,650,560
	4.50%, due 11/1/39	4,884,698	5,254,539
	4.50%, due 12/1/39	628,933	676,553
	4.50%, due 8/1/40	485,574	523,704
	4.50%, due 9/1/40	2,340,257	2,524,030
	4.50%, due 11/1/40	3,714,102	4,097,194
	5.00%, due 3/1/23	27,889	30,126
	5.00%, due 6/1/23	406,792	438,782
	5.00%, due 8/1/23	55,463	59,824
	5.00%, due 7/1/24	329,347	355,761
	5.00%, due 3/1/25	759,465	820,375
	5.00%, due 6/1/30	711,204	772,227
	5.00%, due 8/1/35	339,320	369,389
	5.00%, due 4/1/37	5,726,164	6,233,595
	5.00%, due 8/1/37	1,430,384	1,550,881
	5.00%, due 3/1/40	3,549,501	3,973,524
	5.50%, due 12/1/18	289,177	313,300
	5.50%, due 9/1/21	377,016	409,881
	5.50%, due 9/1/22	235,641	256,182
	5.50%, due 9/1/37	3,075,793	3,354,812
	5.50%, due 8/1/38	1,369,874	1,492,857
	5.50%, due 12/1/38	3,472,511	3,784,261
	6.00%, due 7/1/21	1,032,231	1,145,684
	6.00%, due 8/1/36	1,579,661	1,739,003
	6.00%, due 9/1/37	1,557,359	1,712,017
	6.00%, due 5/1/40	3,170,204	3,498,900
	6.50%, due 7/1/17	77,486	84,329
	6.50%, due 11/1/35	137,607	157,519
	6.50%, due 8/1/37	234,724	267,625
	6.50%, due 11/1/37	455,990	519,906
	6.50%, due 9/1/39	1,036,641	1,181,947
	7.00%, due 1/1/33	694,192	815,779
	7.00%, due 9/1/33	229,388	267,933
			105,956,878
¤	Federal National Mortgage Association 2.5%
	0.375%, due 3/16/15	8,000,000	8,003,992
	0.60%, due 10/25/13	4,400,000	4,400,722
	0.85%, due 10/24/14	4,200,000	4,201,466
	1.25%, due 1/30/17	5,000,000	5,132,630
	2.75%, due 3/13/14	4,600,000	4,765,972
			26,504,782
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.7%
	2.282%, due 6/1/42 (b)	3,349,356	3,502,072
	2.703%, due 1/1/42 (b)	3,770,276	3,959,162
	3.00%, due 11/1/26 TBA (e)	9,700,000	10,268,359
	3.00%, due 6/1/42 TBA (e)	3,000,000	3,158,906
	3.50%, due 10/1/20	2,361,912	2,514,909
	3.50%, due 6/1/26	4,082,695	4,348,434
	3.50%, due 2/1/32	1,287,012	1,386,008
	3.50%, due 11/1/40	747,875	802,831
	3.50%, due 12/1/41 TBA (e)	18,500,000	19,792,109
	4.00%, due 8/1/18	1,324,840	1,420,359
	4.00%, due 10/1/20	366	393
	4.00%, due 3/1/22	235,602	254,429
	4.00%, due 4/1/24	2,569,241	2,749,661
	4.00%, due 12/1/24	205,024	219,421
	4.00%, due 12/1/25	3,671,742	3,928,436
	4.00%, due 4/1/31	1,233,884	1,339,177
	4.00%, due 12/1/39	423,804	456,775
	4.00%, due 7/1/40	2,104,060	2,267,775
	4.00%, due 8/1/40 TBA (e)	800,000	861,000
	4.00%, due 11/1/41	8,298,931	8,955,251
	4.00%, due 3/1/42	5,005,347	5,437,170
	4.50%, due 5/1/24	1,971,218	2,128,431
	4.50%, due 7/1/26	1,482,454	1,605,319
	4.50%, due 4/1/31	1,200,306	1,307,463
	4.50%, due 11/1/35	1,051,201	1,140,776
	4.50%, due 4/1/41	2,013,842	2,190,480
	4.50%, due 5/1/41	2,535,593	2,718,376
	4.50%, due 7/1/41	12,353,170	13,436,693
	4.50%, due 9/1/41	2,332,015	2,544,142
	5.00%, due 12/1/23	1,558,465	1,693,266
	5.00%, due 4/1/29	303,676	331,710
	5.00%, due 4/1/31	836,185	913,607
	5.00%, due 3/1/34	1,490,473	1,698,341
	5.00%, due 4/1/34	1,923,580	2,191,851
	5.00%, due 4/1/35	524,564	573,297
	5.00%, due 2/1/36	1,162,389	1,272,861
	5.00%, due 11/1/36 TBA (e)	2,800,000	3,052,875
	5.00%, due 5/1/37	3,277	3,575
	5.00%, due 6/1/37	1,526,499	1,666,882
	5.00%, due 1/1/38	537,659	587,105
	5.00%, due 5/1/38	3,299,527	3,599,872
	5.00%, due 7/1/38	723,625	797,635
	5.00%, due 10/1/39	915,306	1,010,923
	5.50%, due 5/1/16	22,885	24,437
	5.50%, due 1/1/21	10,966	11,990
	5.50%, due 12/1/21	33,384	36,439
	5.50%, due 1/1/22	175,321	191,362
	5.50%, due 2/1/22	9,368	10,226
	5.50%, due 10/1/28	2,810,012	3,083,267
	5.50%, due 4/1/34	737,103	817,995
	5.50%, due 7/1/35	154,059	169,907
	5.50%, due 2/1/37	1,532,683	1,682,248
	5.50%, due 8/1/37	747,496	824,389
	5.50%, due 2/1/38	588,507	645,368
	5.50%, due 3/1/38	2,462,323	2,700,228
	5.50%, due 7/1/38	567,270	622,079
	5.50%, due 1/1/39	3,863,626	4,241,366
	5.50%, due 2/1/39	1,376,958	1,518,603
	5.50%, due 11/1/39	795,832	872,724
	5.50%, due 6/1/40	590,000	647,005
	6.00%, due 3/1/36	299,114	331,062
	6.00%, due 10/1/37	1,461,644	1,617,759
	6.00%, due 10/1/38	4,112,477	4,548,225
	6.00%, due 12/1/38	2,583,914	2,854,245
	6.50%, due 10/1/36	374,207	426,137
	6.50%, due 1/1/37	738,877	841,412
	6.50%, due 8/1/37	85,726	97,686
	6.50%, due 10/1/37	404,378	460,790
	7.00%, due 9/1/37	143,000	170,763
	7.00%, due 10/1/37	6,236	7,447
	7.00%, due 11/1/37	14,681	17,531
	7.50%, due 7/1/28	57,692	69,731
			153,630,538
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.9%
	3.50%, due 11/1/41 TBA (e)	13,400,000	14,641,593
	3.50%, due 3/1/42 TBA (e)	7,400,000	8,070,624
	4.00%, due 4/1/41 TBA (e)	6,800,000	7,484,250
	4.00%, due 7/15/41	5,737,474	6,340,293
	4.50%, due 6/15/39	6,271,530	6,910,022
	4.50%, due 6/15/40	866,102	955,313
	4.50%, due 6/20/40	2,377,487	2,639,696
	4.50%, due 9/15/40	5,144,353	5,700,241
	4.50%, due 3/15/41	407,615	450,938
	4.50%, due 3/20/41	923,124	1,021,908
	4.50%, due 4/20/41	776,297	861,620
	4.50%, due 9/20/41	1,347,538	1,495,646
	4.50%, due 12/20/41	249,975	277,450
	4.50%, due 4/20/42	650,025	721,469
	5.00%, due 1/15/39	227,554	251,778
	5.00%, due 3/15/39	117,457	129,960
	5.00%, due 8/15/39	254,099	281,148
	5.00%, due 9/15/39	1,833,641	2,058,630
	5.00%, due 6/15/40	1,808,928	2,006,013
	5.00%, due 7/15/40	1,284,280	1,420,591
	5.00%, due 9/20/40	5,964,155	6,646,394
	5.00%, due 10/20/41	460,382	512,042
	5.50%, due 1/20/35	18,998	21,319
	5.50%, due 7/15/35	209,959	234,400
	5.50%, due 8/15/35	203,142	227,425
	5.50%, due 5/15/36	238,532	265,629
	5.50%, due 6/15/38	374,653	416,862
	5.50%, due 1/15/39	482,607	536,978
	5.50%, due 3/20/39	1,940,965	2,155,821
	5.50%, due 7/15/39	536,745	597,328
	5.50%, due 12/15/39	180,517	200,901
	5.50%, due 2/15/40	842,319	937,217
	6.00%, due 1/15/36	480,189	543,503
	6.00%, due 11/15/37	202,805	229,386
	6.00%, due 12/15/37	1,299,062	1,469,416
	6.00%, due 9/15/38	1,277,815	1,444,502
	6.00%, due 10/15/38	557,111	629,784
	6.50%, due 1/15/36	327,181	385,369
	6.50%, due 3/15/36	233,308	279,720
	6.50%, due 6/15/36	233,643	275,195
	6.50%, due 9/15/36	61,438	73,659
	6.50%, due 7/15/37	235,674	272,915
	7.00%, due 7/15/31	74,919	89,620
			82,164,568
¤	United States Treasury Bonds 3.4%
	2.75%, due 8/15/42	2,000,000	1,966,876
	3.125%, due 11/15/41	1,480,000	1,576,662
	3.125%, due 2/15/42	3,320,000	3,531,650
	3.50%, due 2/15/39	5,000,000	5,739,845
	4.25%, due 11/15/40	5,500,000	7,141,409
	4.375%, due 5/15/41	4,650,000	6,161,250
	4.75%, due 2/15/41	4,370,000	6,124,144
	6.25%, due 8/15/23	2,000,000	2,902,188
			35,144,024
¤	United States Treasury Notes 16.6%
	0.50%, due 7/31/17	27,250,000	27,115,875
	0.625%, due 8/31/17	11,030,000	11,036,894
	0.625%, due 9/30/17	34,000,000	33,994,696
	0.875%, due 7/31/19	15,450,000	15,302,746
	1.00%, due 6/30/19	12,000,000	11,997,192
	1.00%, due 8/31/19	19,000,000	18,952,500
	1.00%, due 9/30/19	3,000,000	2,988,750
	1.125%, due 5/31/19	15,000,000	15,140,625
	1.25%, due 1/31/19	450,000	459,598
	1.625%, due 8/15/22	29,490,000	29,457,738
	1.875%, due 8/31/17	6,000,000	6,368,904
			172,815,518
	Total U.S. Government & Federal Agencies (Cost $597,902,780)		610,563,741

	Yankee Bonds 7.3% (f)
	Aerospace & Defense 0.2%
	BAE Systems PLC 4.75%, due 10/11/21 (c)	2,000,000	2,202,214

	Banks 2.8%
	Bank of Nova Scotia 1.95%, due 1/30/17 (c)	1,850,000	1,938,245
	BNP Paribas S.A. 2.375%, due 9/14/17	3,000,000	3,012,963
	Commonwealth Bank of Australia 1.95%, due 3/16/15	500,000	510,989
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA / Utrect
	3.375%, due 1/19/17	550,000	583,775
	3.875%, due 2/8/22	1,500,000	1,591,935
	HSBC Bank PLC
	3.50%, due 6/28/15 (c)	2,450,000	2,599,291
	4.125%, due 8/12/20 (c)	1,300,000	1,431,602
	Korea Development Bank 3.875%, due 5/4/17	1,300,000	1,414,507
	National Bank of Canada 2.20%, due 10/19/16 (c)	1,100,000	1,163,250
	Nordea Bank AB 2.25%, due 3/20/15 (c)	1,500,000	1,527,000
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (c)	4,200,000	4,225,855
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	2,400,000	2,428,877
	Svenska Handelsbanken AB 2.875%, due 4/4/17	1,000,000	1,052,415
	Toronto-Dominion Bank (The) 1.50%, due 3/13/17 (c)	1,650,000	1,696,695
	UBS A.G. / Stamford CT 2.25%, due 1/28/14	2,800,000	2,844,265
	Westpac Banking Corp. 1.125%, due 9/25/15	1,050,000	1,052,056
			29,073,720
	Beverages 0.2%
	Diageo Capital PLC 5.75%, due 10/23/17	1,750,000	2,136,356

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (c)	500,000	514,850
	Credit Suisse A.G./Guernsey 2.60%, due 5/27/16 (c)	575,000	606,363
			1,121,213
	Iron & Steel 0.1%
	ArcelorMittal 4.00%, due 2/25/15	1,325,000	1,324,118

	Media 0.1%
	Thomson Reuters Corp. 5.25%, due 8/15/13	500,000	520,216

	Mining 0.6%
	Barrick Gold Corp. 1.75%, due 5/30/14	550,000	558,132
	BHP Billiton Finance USA, Ltd. 3.25%, due 11/21/21	875,000	927,760
	Rio Tinto Finance USA PLC 1.625%, due 8/21/17	3,450,000	3,456,924
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	750,000	798,960
	Teck Resources, Ltd. 2.50%, due 2/1/18	950,000	954,144
			6,695,920
	Miscellaneous - Manufacturing 0.3%
	Ingersoll-Rand Global Holding Co., Ltd. 6.00%, due 8/15/13	1,820,000	1,904,160
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	1,000,000	1,014,960
			2,919,120
	Oil & Gas 1.3%
	BP Capital Markets PLC
	3.125%, due 10/1/15	1,400,000	1,494,917
	3.561%, due 11/1/21	975,000	1,054,663
	Petrobras International Finance Co. - Pifco 2.875%, due 2/6/15	2,350,000	2,415,391
	Petroleos Mexicanos 4.875%, due 3/15/15	800,000	858,000
	Shell International Finance B.V. 1.125%, due 8/21/17	4,625,000	4,641,017
	Statoil ASA 3.125%, due 8/17/17	2,000,000	2,191,400
	Total Capital International S.A. 2.875%, due 2/17/22	1,325,000	1,377,907
			14,033,295
	Pharmaceuticals 0.9%
	AstraZeneca PLC 1.95%, due 9/18/19	1,450,000	1,475,413
	GlaxoSmithKline Capital PLC 2.85%, due 5/8/22	3,350,000	3,479,373
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	800,000	961,296
	Sanofi S.A. 4.00%, due 3/29/21	1,000,000	1,142,262
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	2,000,000	2,168,028
			9,226,372
	Telecommunications 0.7%
	Deutsche Telekom International Finance B.V.
	2.25%, due 3/6/17 (c)	1,150,000	1,176,251
	3.125%, due 4/11/16 (c)	1,000,000	1,051,602
	France Telecom S.A. 5.375%, due 1/13/42	1,675,000	1,968,142
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	263,125
	Telefonica Emisiones SAU 2.582%, due 4/26/13	1,665,000	1,667,081
	Vivendi S.A. 2.40%, due 4/10/15 (c)	1,200,000	1,215,934
			7,342,135
	Total Yankee Bonds (Cost $73,203,878)		76,594,679
	Total Long-Term Bonds (Cost $998,435,017)		1,035,261,374

	Short-Term Investments 9.7%
	Federal Agencies 3.5%
	Farmer Mac Discount Note 2.1%
	0.01%, due 10/1/12 (g)	12,000,000	11,999,993
	0.086%, due 10/11/12 (g)	10,000,000	9,999,667
	Federal Home Loan Bank (Discount Notes) 1.4%
	0.113%, due 10/18/12 (g)	5,000,000	4,999,683
	0.119%, due 11/14/12 (g)	10,000,000	9,998,531
	Total Federal Agencies (Cost $36,997,874)		36,997,874

	Financial Company Commercial Paper 0.6%
	Bank of Nova Scotia 0.125%, due 10/12/12 (g)	6,000,000	5,999,729

	Total Financial Company Commercial Paper (Cost $5,999,729)		5,999,729

	Other Commercial Paper 5.3%
	Archer-Daniels-Midland Co. 0.126%, due 10/16/12 (c)(g)	5,000,000	4,999,646
	Baker Hughes, Inc. 0.111%, due 10/18/12 (c)(g)	10,000,000	9,999,314
	BG Energy Finance, Inc. 0.122%, due 10/11/12 (c)(g)	10,000,000	9,999,467
	Chevron Corp. 0.086%, due 10/18/12 (c)(g)	10,000,000	9,999,472
	Northwest Natural Gas Co.
	0.107%, due 10/15/12 (c)(g)	5,000,000	4,999,711
	0.109%, due 10/16/12 (c)(g)	5,000,000	4,999,693
	Wal-Mart Stores, Inc. 0.092%, due 10/11/12 (c)(g)	10,000,000	9,999,600
	Total Other Commercial Paper (Cost $54,996,903)		54,996,903

	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $27,248 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $30,000 and a Market Value of $30,363)	27,248	27,248
	Total Repurchase Agreement (Cost $27,248)		27,248

	U.S. Government 0.3%
	United States Treasury Bill 0.012%, due 10/4/12 (g)	3,220,000	3,219,995

	Total U.S. Government (Cost $3,219,995)		3,219,995

	Total Short-Term Investments (Cost $101,241,749)		101,241,749

	Total Investments (Cost $1,099,676,766) (j)	109.0%	1,136,503,123
	Other Assets, Less Liabilities	(9.0)	(93,729,621)

	Net Assets	100.0%	$1,042,773,502

		Contracts Long	Unrealized Appreciation (Depreciation) (h)
	Futures Contracts (0.0%) ‡
	10 Year United States Treasury Note December 2012 (i)	186	$43,958
	2 Year United States Treasury Note December 2012 (i)	133	14,115
	Total Futures Contracts Long (Settlement Value $54,158,750)		58,073

		Contracts Short
	United States Treasury Note December 2012 (5 Year) (i)	(394)	$(64,383)

	Total Futures Contracts Short (Settlement Value $49,105,328)		(64,383)

	Total Futures Contracts (Settlement Value $5,053,422)		(6,310)

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of September 30, 2012 is $10,160,735, which represents 1.0% of the Portfolio's net assets.
(b)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2012.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of September 30, 2012 is $97,198,778, which represents 9.3% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(f)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Interest rate presented is yield to maturity.
(h)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2012.
(i)	As of September 30, 2012, cash in the amount of $60,159 is on deposit with a broker for futures transactions.
(j)	As of September 30, 2012, cost is $1,099,775,358 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$40,492,256
Gross unrealized depreciation	(3,764,491)
Net unrealized appreciation	$36,727,765

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$32,485,234	$—	$32,485,234
Corporate Bonds	—	271,863,785	—	271,863,785
Foreign Government Bonds	—	2,112,174	—	2,112,174
Mortgage-Backed Securities	—	41,641,761	—	41,641,761
U.S. Government & Federal Agencies	—	610,563,741	—	610,563,741
Yankee Bonds	—	76,594,679	—	76,594,679
Total Long-Term Bonds	—	1,035,261,374	—	1,035,261,374
Short-Term Investments
Federal Agencies	—	36,997,874	—	36,997,874
Financial Company Commercial Paper	—	5,999,729	—	5,999,729
Other Commercial Paper	—	54,996,903	—	54,996,903
Repurchase Agreement	—	27,248	—	27,248
U.S. Government	—	3,219,995	—	3,219,995
Total Short-Term Investments	—	101,241,749	—	101,241,749
Total Investments in Securities	—	1,136,503,123	—	1,136,503,123
Other Financial Instruments
Futures Contracts Long (b)	58,073	—	—	58,073
Total Investments in Securities and Other Financial Instruments	$58,073	$1,136,503,123	$—	$1,136,561,196

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(64,383)	$—	$—	$(64,383)
Total Other Financial Instruments	$(64,383)	$—	$—	$(64,383)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio
Portfolio of Investments September 30, 2012 (Unaudited)
	Principal Amount	Amortized Cost
Short-Term Investments 99.5%†
Certificates of Deposit 1.9%
Royal Bank of Canada 0.10%, due 10/22/12 (a)	$6,205,000	$6,205,000
Toronto-Dominion Bank (The) 0.443%, due 2/4/13 (b)	6,735,000	6,735,000
		12,940,000
Financial Company Commercial Paper 17.2%
American Honda Finance Corp. 0.15%, due 10/18/12 (a)	4,900,000	4,899,653
Bank of Nova Scotia
0.095%, due 10/4/12 (a)	6,200,000	6,199,951
0.125%, due 10/11/12 (a)	6,200,000	6,199,785
0.125%, due 10/12/12 (a)	6,200,000	6,199,763
Caterpillar Financial Services Corp. 0.14%, due 10/22/12 (a)	6,200,000	6,199,494
John Deere Bank SA 0.17%, due 10/5/12 (a)(c)	10,905,000	10,904,794
John Deere Financial Ltd. 0.13%, due 10/19/12 (a)(c)	6,200,000	6,199,597
JPMorgan Chase & Co.
0.281%, due 11/1/12 (a)	8,650,000	8,650,000
0.347%, due 3/13/13 (a)	6,235,000	6,235,000
National Rural Utilities Cooperative Finance Corp.
0.13%, due 10/15/12 (a)	6,200,000	6,199,686
0.14%, due 10/10/12 (a)	6,200,000	6,199,783
PACCAR Financial Corp.
0.13%, due 10/4/12 (a)	5,000,000	4,999,946
0.13%, due 10/17/12 (a)	6,200,000	6,199,642
Private Export Funding Corp. 0.12%, due 10/10/12 (a)(c)	6,240,000	6,239,813
U.S. Bank NA
0.15%, due 10/1/12 (a)	6,410,000	6,410,000
0.15%, due 10/10/12 (a)	6,410,000	6,410,000
Wells Fargo & Co. 0.15%, due 12/11/12 (a)	6,235,000	6,233,155
Westpac Banking Corp. 0.59%, due 5/3/13 (a)(c)	9,455,000	9,455,000
		120,035,062
Government Agency Debt 6.3%
Federal Farm Credit Bank 0.11%, due 10/22/12	3,740,000	3,739,760
Federal Home Loan Bank
0.09%, due 11/6/12	3,000,000	2,999,730
0.095%, due 10/19/12	6,200,000	6,199,705
0.10%, due 10/10/12	6,600,000	6,599,835
0.10%, due 10/17/12	3,400,000	3,399,849
0.12%, due 10/23/12	6,200,000	6,199,545
Federal Home Loan Mortgage Corp. 0.12%, due 10/15/12	6,200,000	6,199,711
Federal National Mortgage Association
0.12%, due 10/15/12	5,900,000	5,899,725
0.12%, due 10/17/12	3,100,000	3,099,835
		44,337,695
Other Commercial Paper 37.8%
Abbott Laboratories
0.08%, due 10/3/12 (a)(c)	6,170,000	6,169,973
0.12%, due 10/2/12 (a)(c)	6,240,000	6,239,979
Archer-Daniels-Midland Co.
0.15%, due 10/1/12 (a)(c)	6,240,000	6,240,000
0.16%, due 10/17/12 (a)(c)	4,900,000	4,899,652
Baker Hughes, Inc. 0.20%, due 11/14/12 (a)(c)	6,365,000	6,363,444
BHP Billiton Finance (USA) Ltd. 0.16%, due 10/23/12 (a)(c)	3,615,000	3,614,647
BP Capital Markets PLC 0.67%, due 2/8/13 (a)(c)	6,080,000	6,080,000
Brown-Forman Corp. 0.13%, due 10/12/12 (a)(c)	6,700,000	6,699,734
Coca-Cola Co. (The) 0.15%, due 12/27/12 (a)(c)	6,170,000	6,167,763
Danaher Corp. 0.15%, due 10/29/12 (a)(c)	6,155,000	6,154,282
E.I. du Pont de Nemours & Co. 0.11%, due 10/11/12 (a)(c)	6,185,000	6,184,811
Emerson Electric Co. 0.14%, due 12/17/12 (a)(c)	6,185,000	6,183,148
Florida Power & Light Co.
0.23%, due 10/1/12 (a)	6,185,000	6,185,000
0.23%, due 10/12/12 (a)	6,200,000	6,199,564
0.24%, due 10/2/12 (a)	6,235,000	6,234,958
Google, Inc. 0.08%, due 10/18/12 (a)(c)	6,185,000	6,184,766
Henkel of America, Inc.
0.13%, due 10/16/12 (a)(c)	4,965,000	4,964,731
0.16%, due 10/5/12 (a)(c)	6,215,000	6,214,889
Honeywell International, Inc. 0.15%, due 12/20/12 (a)(c)	6,170,000	6,167,943
Kimberly-Clark Worldwide, Inc.
0.10%, due 10/11/12 (a)(c)	3,170,000	3,169,912
0.10%, due 10/12/12 (a)(c)	4,950,000	4,949,849
0.11%, due 10/10/12 (a)(c)	6,410,000	6,409,824
L'Oreal U.S.A., Inc.
0.13%, due 10/3/12 (a)(c)	6,200,000	6,199,955
0.14%, due 10/9/12 (a)(c)	6,240,000	6,239,806
McDonald's Corp. 0.15%, due 11/15/12 (a)(c)	3,185,000	3,184,403
PepsiCo, Inc. 0.071%, due 10/12/12 (a)(c)	6,185,000	6,184,868
Pfizer, Inc. 0.10%, due 10/9/12 (a)(c)	6,220,000	6,219,862
Roche Holdings, Inc. 0.11%, due 10/11/12 (a)(c)	6,220,000	6,219,810
Sigma-Aldrich Corp. 0.14%, due 10/1/12 (a)(c)	12,280,000	12,280,000
Southern Co. 0.27%, due 11/20/12 (a)(c)	6,205,000	6,202,673
Southern Co. (The)
0.20%, due 10/19/12 (a)(c)	6,220,000	6,219,378
0.22%, due 10/30/12 (a)(c)	6,185,000	6,183,904
Toyota Motor Credit Corp. 0.15%, due 10/23/12 (a)	2,860,000	2,859,738
United Technologies Corp.
0.12%, due 10/5/12 (a)(c)	6,410,000	6,409,914
0.13%, due 10/18/12 (a)(c)	6,205,000	6,204,619
0.15%, due 11/1/12 (a)(c)	6,240,000	6,239,194
Wal-Mart Stores, Inc.
0.11%, due 10/22/12 (a)(c)	6,800,000	6,799,564
0.12%, due 10/3/12 (a)(c)	6,215,000	6,214,959
0.12%, due 10/18/12 (a)(c)	6,200,000	6,199,649
Walt Disney Co. (The)
0.09%, due 10/23/12 (a)(c)	6,185,000	6,184,660
0.09%, due 10/25/12 (a)(c)	6,185,000	6,184,629
WGL Holdings, Inc.
0.23%, due 10/3/12 (a)(c)	4,422,000	4,421,943
0.23%, due 10/4/12 (a)(c)	3,730,000	3,729,928
0.23%, due 10/17/12 (a)(c)	6,205,000	6,204,366
0.24%, due 10/2/12 (a)(c)	4,000,000	3,999,973
		264,466,664
Other Notes 11.3%
CNH Equipment Trust
Series 2012-B, Class A1 0.383%, due 7/12/13	2,453,033	2,453,033
Series 2012-A, Class A1 0.425%, due 4/12/13	1,295,020	1,295,020
Enterprise Fleet Financing LLC
Series 2012-2, Class A1 0.325%, due 9/20/13 (c)	6,220,000	6,220,000
Series 2012-1, Class A1 0.46%, due 5/20/13 (c)	2,315,761	2,315,761
Ford Credit Auto Lease Trust Series 2012-A, Class A1 0.358%, due 3/15/13 (c)	441,830	441,830
GE Equipment Transportation LLC Series 2012-1, Class A1 0.389%, due 3/22/13	401,395	401,395
Great America Leasing Receivables Series 2012-1, Class A1 0.512%, due 4/15/13 (c)	1,068,756	1,068,756
Holmes Master Issuer PLC Series 2012-1A, Class A1 0.421%, due 1/15/13 (b)(c)	6,955,000	6,955,000
Honda Auto Receivables Owner Trust Series 2012-1, Class A1 0.413%, due 3/15/13	644,211	644,211
Huntington Auto Trust Series 2012-1, Class A1 0.342%, due 3/15/13	471,536	471,536
Hyundai Auto Lease Securitization Trust Series 2012-A, Class A1 0.384%, due 6/17/13 (c)	1,195,758	1,195,758
Inter-American Development Bank
0.12%, due 10/9/12	11,100,000	11,099,704
0.12%, due 10/10/12	4,000,000	3,999,880
John Deere Owner Trust
Series 2012-B, Class A1 0.267%, due 9/16/13	3,835,000	3,835,000
Series 2012-A, Class A1 0.379%, due 3/15/13	387,679	387,679
Mercedes-Benz Auto Lease Trust Series 2012-A, Class A1 0.344%, due 4/15/13	642,496	642,496
MetLife Institutional Funding II
0.481%, due 9/12/13 (b)(c)	6,235,000	6,235,000
0.711%, due 4/3/13 (b)(c)	8,000,000	8,000,000
MMAF Equipment Finance LLC Series 2012-AA, Class A1 0.346%, due 7/10/13 (c)	1,558,057	1,558,057
Navistar Financial Corp. Owner Trust Series 2012-A, Class A1 0.432%, due 7/18/13 (c)	1,864,955	1,864,955
Nissan Auto Lease Trust Series 2012-A, Class A1 0.344%, due 3/15/13	350,825	350,825
Northern Trust Corp. 5.50%, due 8/15/13	2,105,000	2,199,053
SMART Trust Series 2012-2USA, Class A1 0.424%, due 6/14/13 (c)	2,327,660	2,327,660
Target Corp. 0.488%, due 1/11/13 (b)	6,000,000	6,000,000
USAA Auto Owner Trust Series 2012-1, Class A1 0.23%, due 9/16/13	4,995,000	4,995,000
Volvo Financial Equipment LLC Series 2012-1A, Class A1 0.353%, due 3/15/13 (c)	604,417	604,417
World Omni Automobile Lease Securitization Trust Series 2012-A, Class A1 0.328%, due 6/17/13	1,535,428	1,535,428
		79,097,454
Treasury Debt 14.4%
United States Treasury Bills
0.04%, due 10/25/12 (a)	6,185,000	6,184,837
0.041%, due 11/15/12 (a)	6,185,000	6,184,683
0.103%, due 10/4/12 (a)	6,385,000	6,384,945
United States Treasury Notes
0.125%, due 8/31/13	6,370,000	6,364,329
0.125%, due 9/30/13	6,205,000	6,199,824
0.375%, due 10/31/12	6,000,000	6,001,005
0.375%, due 6/30/13	6,200,000	6,206,981
0.375%, due 7/31/13	6,410,000	6,419,680
0.50%, due 5/31/13	6,400,000	6,412,341
0.625%, due 12/31/12	10,750,000	10,762,451
0.625%, due 1/31/13	9,000,000	9,013,858
0.625%, due 2/28/13	10,000,000	10,019,207
0.625%, due 4/30/13	6,430,000	6,445,677
0.75%, due 3/31/13	7,700,000	7,720,046
		100,319,864
Treasury Repurchase Agreements 10.6%
Bank of America N.A. 0.15%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $37,190,465 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 6/30/19, with a Principal Amount of $37,864,900 and a Market Value of $37,957,504)	37,190,000	37,190,000
Deutsche Bank Securities, Inc. 0.15%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $37,190,465 (Collateralized by a United States Treasury Bond with a rate of 3.125% and a maturity date of 2/15/42, with a Principal Amount of $35,483,800 and a Market Value of $37,933,829)	37,190,000	37,190,000
		74,380,000

Total Short-Term Investments (Amortized Cost $695,576,739) (d)	99.5%	695,576,739

Other Assets, Less Liabilities	0.5	3,148,008
Net Assets	100.0%	$698,724,746

†	Percentages indicated are based on Portfolio net assets.
(a)	Interest rate presented is yield to maturity.
(b)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$12,940,000	$—	$12,940,000
Financial Company Commercial Paper	—	120,035,062	—	120,035,062
Government Agency Debt	—	44,337,695	—	44,337,695
Other Commercial Paper	—	264,466,664	—	264,466,664
Other Notes	—	79,097,454	—	79,097,454
Treasury Debt	—	100,319,864	—	100,319,864
Treasury Repurchase Agreements	—	74,380,000	—	74,380,000
Total Investments in Securities	$—	$695,576,739	$—	$695,576,739

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio
Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 99.6% †
	Aerospace & Defense 1.3%
	Northrop Grumman Corp.	30,955	$2,056,341
	Textron, Inc.	24,126	631,377
	United Technologies Corp.	58,591	4,587,089
			7,274,807
	Air Freight & Logistics 0.8%
	United Parcel Service, Inc. Class B	60,925	4,360,402

	Airlines 0.3%
	Southwest Airlines Co.	213,300	1,870,641

	Beverages 2.9%
¤	Coca-Cola Co. (The)	227,770	8,639,316
	Constellation Brands, Inc. Class A (a)	79,458	2,570,466
	PepsiCo., Inc.	62,118	4,396,091
			15,605,873
	Biotechnology 3.4%
	Amgen, Inc.	60,402	5,093,097
	Biogen Idec, Inc. (a)	13,022	1,943,273
	Celgene Corp. (a)	51,021	3,898,004
	Gilead Sciences, Inc. (a)	72,064	4,780,005
	United Therapeutics Corp. (a)	45,422	2,538,181
	Vertex Pharmaceuticals, Inc. (a)	5,024	281,093
			18,533,653
	Capital Markets 1.3%
	Bank of New York Mellon Corp. (The)	102,125	2,310,068
	BlackRock, Inc.	1,237	220,557
	Charles Schwab Corp. (The)	65,247	834,509
	Northern Trust Corp.	35,521	1,648,707
	State Street Corp.	48,577	2,038,291
			7,052,132
	Chemicals 1.9%
	CF Industries Holdings, Inc.	8,413	1,869,705
	Eastman Chemical Co.	48,680	2,775,247
	LyondellBasell Industries, N.V., Class A	30,829	1,592,626
	Mosaic Co. (The)	2,928	168,682
	PPG Industries, Inc.	27,473	3,155,000
	Valspar Corp. (The)	14,332	804,025
			10,365,285
	Commercial Banks 1.8%
	Fifth Third Bancorp	178,491	2,768,395
	Huntington Bancshares, Inc.	41,927	289,296
	KeyCorp	158,048	1,381,340
	U.S. Bancorp	7,033	241,232
	Wells Fargo & Co.	149,811	5,172,974
			9,853,237
	Commercial Services & Supplies 1.9%
	Avery Dennison Corp.	81,674	2,598,867
	Corrections Corporation of America	11,995	401,233
	Iron Mountain, Inc.	77,606	2,647,141
	R.R. Donnelley & Sons Co.	109,552	1,161,251
	Tyco International, Ltd.	61,514	3,460,777
			10,269,269
	Communications Equipment 1.5%
	Cisco Systems, Inc.	328,090	6,263,238
	Harris Corp.	179	9,168
	QUALCOMM, Inc.	32,205	2,012,491
			8,284,897
	Computers & Peripherals 6.6%
¤	Apple, Inc.	42,148	28,123,674
	EMC Corp. (a)	112,052	3,055,658
	NetApp, Inc. (a)	48,975	1,610,298
	Seagate Technology PLC	52,202	1,618,262
	Western Digital Corp.	37,753	1,462,174
			35,870,066
	Consumer Finance 1.5%
	American Express Co.	82,206	4,674,233
	Discover Financial Services	83,729	3,326,553
			8,000,786
	Diversified Consumer Services 0.5%
	H&R Block, Inc.	156,972	2,720,325

	Diversified Financial Services 3.0%
	Bank of America Corp.	704,495	6,220,691
	Citigroup, Inc.	43,434	1,421,160
¤	JPMorgan Chase & Co.	214,950	8,701,176
			16,343,027
	Diversified Telecommunication Services 4.2%
¤	AT&T, Inc.	306,168	11,542,534
	CenturyLink, Inc.	28,865	1,166,146
	Frontier Communications Corp.	493,020	2,415,798
	tw telecom, Inc. (a)	4,341	113,170
	Verizon Communications, Inc.	172,165	7,845,559
			23,083,207
	Electric Utilities 0.3%
	Edison International	1,643	75,069
	Exelon Corp.	11,909	423,722
	Southern Co.	27,947	1,288,077
			1,786,868
	Electrical Equipment 0.1%
	Cooper Industries PLC	6,559	492,319

	Energy Equipment & Services 0.8%
	Diamond Offshore Drilling, Inc.	14,177	932,989
	Helmerich & Payne, Inc.	37,171	1,769,711
	Schlumberger, Ltd.	22,713	1,642,831
			4,345,531
	Food & Staples Retailing 4.2%
	Costco Wholesale Corp.	41,597	4,164,900
	CVS Caremark Corp.	104,946	5,081,485
	Kroger Co. (The)	101,105	2,380,012
	Wal-Mart Stores, Inc.	103,850	7,664,130
	Walgreen Co.	98,073	3,573,780
			22,864,307
	Food Products 1.1%
	Archer-Daniels-Midland Co.	14,585	396,420
	Dean Foods Co. (a)	153,675	2,512,586
	Kraft Foods, Inc. Class A	14,896	615,950
	Smithfield Foods, Inc. (a)	118,204	2,322,709
			5,847,665
	Health Care Equipment & Supplies 1.7%
	Boston Scientific Corp. (a)	491,458	2,820,969
	Hologic, Inc. (a)	109,219	2,210,592
	ResMed, Inc.	64,228	2,599,307
	Zimmer Holdings, Inc.	27,930	1,888,627
			9,519,495
	Health Care Providers & Services 2.5%
	Aetna, Inc.	60,430	2,393,028
	AmerisourceBergen Corp.	35,367	1,369,056
	DaVita, Inc. (a)	3,108	322,020
	Express Scripts Holding Co. (a)	408	25,569
	McKesson Corp.	36,903	3,174,765
	Omnicare, Inc.	77,907	2,646,501
	UnitedHealth Group, Inc.	64,787	3,589,848
	WellPoint, Inc.	4,207	244,048
			13,764,835
	Hotels, Restaurants & Leisure 1.7%
	Brinker International, Inc.	70,726	2,496,628
	Marriott International, Inc. Class A	3,254	127,231
	McDonald's Corp.	15,584	1,429,832
	Starwood Hotels & Resorts Worldwide, Inc.	50,615	2,933,645
	Wyndham Worldwide Corp.	30,876	1,620,373
	Wynn Resorts, Ltd.	7,260	838,094
			9,445,803
	Household Durables 1.5%
	Jarden Corp.	51,420	2,717,033
	Leggett & Platt, Inc.	104,954	2,629,098
	PulteGroup, Inc. (a)	186,088	2,884,364
			8,230,495
	Household Products 1.2%
	Procter & Gamble Co. (The)	94,888	6,581,432

	Independent Power Producers & Energy Traders 0.7%
	AES Corp. (The) (a)	233,526	2,561,780
	NRG Energy, Inc.	56,527	1,209,113
			3,770,893
	Industrial Conglomerates 1.6%
	3M Co.	11,406	1,054,142
	General Electric Co.	347,159	7,883,981
			8,938,123
	Insurance 4.9%
	Aflac, Inc.	69,962	3,349,781
	Alleghany Corp. (a)	14	4,829
	Allstate Corp. (The)	83,079	3,290,759
	American International Group, Inc. (a)	65,417	2,145,023
	Assurant, Inc.	12,638	471,397
	Berkshire Hathaway, Inc. Class B (a)	44,843	3,955,153
	Chubb Corp. (The)	1,951	148,822
	Everest Re Group, Ltd.	5,642	603,468
	Fidelity National Financial, Inc. Class A	132,684	2,838,111
	Hartford Financial Services Group, Inc. (The)	71,484	1,389,649
	MetLife, Inc.	78,197	2,694,669
	Prudential Financial, Inc.	40,988	2,234,256
	Reinsurance Group of America, Inc.	1,342	77,661
	Travelers Cos., Inc. (The)	52,618	3,591,705
			26,795,283
	Internet & Catalog Retail 0.6%
	Amazon.com, Inc. (a)	5,358	1,362,646
	Expedia, Inc.	26,656	1,541,783
	Priceline.com, Inc. (a)	482	298,228
			3,202,657
	Internet Software & Services 2.9%
	Akamai Technologies, Inc. (a)	70,340	2,691,208
	AOL, Inc. (a)	37,804	1,331,835
	Equinix, Inc. (a)	4,710	970,496
¤	Google, Inc. Class A (a)	13,973	10,542,628
			15,536,167
	IT Services 4.2%
	Accenture PLC Class A	64,683	4,529,750
	Broadridge Financial Solutions, Inc.	4,345	101,369
	Computer Sciences Corp.	42,498	1,368,861
	CoreLogic, Inc. (a)	100,855	2,675,683
	Fidelity National Information Services, Inc.	29,966	935,539
¤	International Business Machines Corp.	59,631	12,370,451
	MasterCard, Inc. Class A	22	9,933
	NeuStar, Inc. Class A (a)	16,077	643,562
	Visa, Inc. Class A	1,962	263,457
			22,898,605
	Machinery 1.0%
	Cummins, Inc.	30,356	2,799,127
	Ingersoll-Rand PLC	53,289	2,388,413
			5,187,540
	Media 3.9%
	Cablevision Systems Corp. Class A	128,421	2,035,473
	Comcast Corp. Class A	181,241	6,482,991
	DIRECTV (a)	52,037	2,729,861
	Gannett Co., Inc.	162,000	2,875,500
	Interpublic Group of Cos., Inc. (The)	91,244	1,014,633
	News Corp. Class A	12,533	307,434
	Time Warner Cable, Inc.	33,647	3,198,484
	Viacom, Inc. Class B	12,347	661,676
	Walt Disney Co. (The)	33,397	1,745,995
	Washington Post Co. Class B	60	21,782
			21,073,829
	Multi-Utilities 0.4%
	DTE Energy Co.	92	5,514
	Public Service Enterprise Group, Inc.	72,533	2,334,112
			2,339,626
	Multiline Retail 0.7%
	Kohl's Corp.	12,634	647,114
	Macy's, Inc.	76,921	2,893,768
			3,540,882
	Oil, Gas & Consumable Fuels 9.7%
¤	Chevron Corp.	102,542	11,952,296
	ConocoPhillips	68,971	3,943,762
¤	ExxonMobil Corp.	219,861	20,106,288
	HollyFrontier Corp.	68,341	2,820,433
	Marathon Petroleum Corp.	60,877	3,323,275
	Occidental Petroleum Corp.	19,920	1,714,315
	Phillips 66	62,067	2,878,047
	Sunoco, Inc.	5,514	258,221
	Tesoro Corp.	65,885	2,760,582
	Valero Energy Corp.	98,746	3,128,273
			52,885,492
	Pharmaceuticals 6.1%
	Abbott Laboratories	87,417	5,993,309
	Eli Lilly & Co.	79,110	3,750,605
	Endo Health Solutions, Inc. (a)	17,714	561,888
	Forest Laboratories, Inc. (a)	45,274	1,612,207
	Johnson & Johnson	86,225	5,941,765
	Merck & Co., Inc.	180,117	8,123,277
	Pfizer, Inc.	302,253	7,510,987
			33,494,038
	Real Estate Investment Trusts 0.3%
	American Tower Corp.	22,191	1,584,215
	OMEGA Healthcare Investors, Inc.	6,172	140,290
			1,724,505
	Road & Rail 0.9%
	Union Pacific Corp.	39,007	4,630,131

	Semiconductors & Semiconductor Equipment 1.6%
	Intel Corp.	262,195	5,946,582
	NVIDIA Corp. (a)	198,561	2,648,804
			8,595,386
	Software 5.0%
	BMC Software, Inc. (a)	12,539	520,243
	CA, Inc.	98,037	2,525,924
¤	Microsoft Corp.	386,219	11,501,602
	Oracle Corp.	234,494	7,384,216
	Symantec Corp. (a)	160,299	2,885,382
	Synopsys, Inc. (a)	77,359	2,554,394
			27,371,761
	Specialty Retail 3.8%
	American Eagle Outfitters, Inc.	114,402	2,411,594
	Ascena Retail Group, Inc. (a)	124,122	2,662,417
	Chico's FAS, Inc.	132,923	2,407,236
	Foot Locker, Inc.	73,466	2,608,043
	GameStop Corp. Class A	30,470	639,870
	Gap, Inc. (The)	47,521	1,700,301
	Home Depot, Inc. (The)	21,289	1,285,217
	Lowe's Cos., Inc.	121,250	3,666,600
	PetSmart, Inc.	31,521	2,174,319
	TJX Cos., Inc.	26,347	1,180,082
			20,735,679
	Textiles, Apparel & Luxury Goods 0.4%
	Carter's, Inc. (a)	35,903	1,933,018

	Tobacco 2.0%
	Altria Group, Inc.	34,853	1,163,742
	Lorillard, Inc.	7,827	911,454
¤	Philip Morris International, Inc.	96,081	8,641,525
			10,716,721
	Wireless Telecommunication Services 0.9%
	MetroPCS Communications, Inc. (a)	134,081	1,570,088
	Sprint Nextel Corp. (a)	602,019	3,323,145
			4,893,233
	Total Common Stocks (Cost $452,070,227)		542,629,926

	Exchange Traded Fund 0.4% (b)
	S&P 500 Index - SPDR Trust Series 1	12,842	1,848,349

	Total Exchange Traded Fund (Cost $1,883,321)		1,848,349

		Principal Amount	Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $14,477 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $15,000 and a Market Value of $15,182)	$14,477	14,477

	Total Short-Term Investment (Cost $14,477)		14,477

	Total Investments (Cost $453,968,025) (c)	100.0%	544,492,752
	Other Assets, Less Liabilities	0.0 ‡	230,168

	Net Assets	100.0%	$544,722,920

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2012, cost is $465,829,281 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$93,622,094
Gross unrealized depreciation	(14,958,623)
Net unrealized appreciation	$78,663,471

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$542,629,926	$—	$—	$542,629,926
Exchange Traded Fund	1,848,349	—	—	1,848,349
Short-Term Investment
Repurchase Agreement	—	14,477	—	14,477
Total Investments in Securities	$544,478,275	$14,477	$—	$544,492,752

(a)    For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments September 30, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 39.9%
MainStay 130/30 Core Fund Class I (a)	6,537,583	$55,242,574
MainStay 130/30 International Fund Class I	1,198,059	7,883,225
MainStay Epoch International Small Cap Fund Class I	8,419	152,557
MainStay Epoch U.S. All Cap Fund Class I	446,343	11,127,320
MainStay ICAP Equity Fund Class I	645,642	25,870,886
MainStay ICAP International Fund Class I	220,159	6,285,529
MainStay MAP Fund Class I	1,648,623	58,048,030
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (b)	589,186	5,603,630
MainStay VP ICAP Select Equity Portfolio Initial Class	227,088	3,139,057
MainStay VP International Equity Portfolio Initial Class	253,065	3,096,056
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,520,961	60,308,548
MainStay VP Mid Cap Core Portfolio Initial Class	4,486	58,606
MainStay VP S&P 500 Index Portfolio Initial Class	260,346	7,690,727
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	1,698,133	17,975,997
MainStay VP U.S. Small Cap Portfolio Initial Class	71,757	701,018
Total Equity Funds (Cost $243,686,528)		263,183,760
Fixed Income Funds 60.1%
MainStay High Yield Opportunities Fund Class I	633,775	7,497,556
MainStay Intermediate Term Bond Fund Class I	2,374,312	26,331,117
MainStay VP Bond Portfolio Initial Class (a)	13,171,745	206,139,167
MainStay VP Cash Management Portfolio Initial Class	16,439,199	16,438,821
MainStay VP Convertible Portfolio Initial Class	227,962	2,730,141
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	3,264,138	34,597,412
MainStay VP Floating Rate Portfolio Initial Class (a)	8,814,191	81,857,498
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,041,340	21,462,877
Total Fixed Income Funds (Cost $378,740,735)		397,054,589
Total Investments (Cost $622,427,263) (c)	100.0%	660,238,349
Other Assets, Less Liabilities	0.0 ‡	7,583
Net Assets	100.0%	$660,245,932

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio’s/Fund’s share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2012, cost is $624,451,329 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$37,811,086
Gross unrealized depreciation	(2,024,066)
Net unrealized appreciation	$35,787,020

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$263,183,760	$—	$—	$263,183,760
Fixed Income Funds	397,054,589	—	—	397,054,589
Total Investments	$660,238,349	$—	$—	$660,238,349

(a)    For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Principal Amount	Value
	Convertible Securities 87.8%†
	Convertible Bonds 71.6%
	Aerospace & Defense 1.0%
	GenCorp, Inc. 4.063%, due 12/31/39	$2,059,000	$2,595,627
	Kaman Corp. 3.25%, due 11/15/17 (a)	1,783,000	2,225,407
			4,821,034
	Airlines 0.7%
	Continental Airlines, Inc. 4.50%, due 1/15/15	2,485,000	3,239,819

	Apparel 0.6%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (a)	2,807,000	2,803,491

	Auto Manufacturers 1.1%
	Wabash National Corp. 3.375%, due 5/1/18	5,075,000	5,100,375

	Biotechnology 9.1%
¤	Amgen, Inc. 0.375%, due 2/1/13	6,777,000	7,573,298
¤	Corsicanto, Ltd. 3.50%, due 1/15/32 (a)	4,732,000	8,062,145
	Exelixis, Inc. 4.25%, due 8/15/19	2,662,000	2,788,445
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	7,576,000	11,439,760
	Incyte Corp., Ltd. 4.75%, due 10/1/15	2,416,000	5,220,070
	InterMune, Inc. 2.50%, due 9/15/18	4,195,000	3,238,016
	Medicines Co. (The) 1.375%, due 6/1/17 (a)	2,787,000	3,145,826
	Sequenom, Inc. 5.00%, due 10/1/17 (a)	2,277,000	2,360,964
			43,828,524
	Coal 1.5%
	Peabody Energy Corp. 4.75%, due 12/15/66	8,441,000	7,153,747

	Commercial Services 0.7%
	Sotheby's 3.125%, due 6/15/13	2,844,000	3,174,615

	Computers 3.9%
	EMC Corp. 1.75%, due 12/1/13	3,626,000	6,243,519
	Mentor Graphics Corp. 4.00%, due 4/1/31	1,251,000	1,412,066
	NetApp, Inc. 1.75%, due 6/1/13	2,125,000	2,430,469
	Quantum Corp. 3.50%, due 11/15/15	2,009,000	1,921,106
	SanDisk Corp. 1.50%, due 8/15/17	6,098,000	6,932,664
			18,939,824
	Distribution & Wholesale 0.7%
	WESCO International, Inc. 6.00%, due 9/15/29	1,692,000	3,634,628

	Diversified Financial Services 1.2%
	Air Lease Corp. 3.875%, due 12/1/18 (a)	5,596,000	5,837,327

	Electronics 1.0%
	TTM Technologies, Inc. 3.25%, due 5/15/15	4,539,000	4,618,433

	Entertainment 0.9%
	International Game Technology 3.25%, due 5/1/14	4,176,000	4,382,190

	Environmental Controls 1.6%
¤	Covanta Holding Corp. 3.25%, due 6/1/14	6,760,000	7,921,875

	Food 0.9%
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	4,469,000	4,329,344
	3.375%, due 5/15/27	254,000	246,062
			4,575,406
	Health Care - Products 4.5%
	China Medical Technologies, Inc. 4.00%, due 8/15/13 (b)(c)	7,607,000	1,026,945
	Hologic, Inc. 2.00%, due 3/1/42	5,246,000	5,131,244
	Insulet Corp. 3.75%, due 6/15/16	4,145,000	4,632,037
	Teleflex, Inc. 3.875%, due 8/1/17	5,417,000	6,845,734
	Wright Medical Group, Inc. 2.00%, due 8/15/17 (a)	3,663,000	4,054,483
			21,690,443
	Home Builders 1.3%
	Lennar Corp. 3.25%, due 11/15/21 (a)	3,866,000	6,393,397

	Household Products & Wares 1.0%
	Jarden Corp. 1.875%, due 9/15/18 (a)	4,689,000	4,841,392

	Insurance 0.5%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	2,186,000	2,511,168

	Internet 1.7%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	2,335,418	234
	TIBCO Software, Inc. 2.25%, due 5/1/32 (a)	4,774,000	4,917,220
	VeriSign, Inc. 3.25%, due 8/15/37	2,120,000	3,242,275
			8,159,729
	Iron & Steel 1.9%
¤	Allegheny Technologies, Inc. 4.25%, due 6/1/14	7,863,000	9,076,851

	Lodging 1.1%
	Home Inns & Hotels Management, Inc. 2.00%, due 12/15/15 (a)	1,465,000	1,246,166
	MGM Resorts International 4.25%, due 4/15/15	3,948,000	4,113,322
			5,359,488
	Machinery - Diversified 1.1%
	Chart Industries, Inc. 2.00%, due 8/1/18	4,052,000	5,313,185

	Media 0.7%
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	3,788,000	3,598,600

	Oil & Gas 0.9%
	BPZ Resources, Inc. 6.50%, due 3/1/15	1,730,000	1,381,837
	Stone Energy Corp. 1.75%, due 3/1/17 (a)	3,234,000	3,094,534
			4,476,371
	Oil & Gas Services 6.0%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	4,923,000	5,492,222
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19 (a)	2,525,000	2,548,672
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) 1.50%, due 6/25/15 (a)	11,715,347	15,607,185
	Subsea 7 S.A. 3.50%, due 10/13/14	3,700,000	5,602,540
			29,250,619
	Pharmaceuticals 10.8%
	Akorn, Inc. 3.50%, due 6/1/16	3,185,000	5,312,978
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	3,491,000	7,289,645
	Medivation, Inc. 2.625%, due 4/1/17	4,827,000	6,519,467
	Mylan, Inc. 3.75%, due 9/15/15	2,757,000	5,291,717
	Omnicare, Inc. 3.75%, due 12/15/25	2,964,000	4,201,470
¤	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (a)	3,147,000	3,064,391
	2.75%, due 5/15/15	5,799,000	6,817,449
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	9,464,000	10,055,500
	ViroPharma, Inc. 2.00%, due 3/15/17	2,114,000	3,724,604
			52,277,221
	Real Estate Investment Trusts 2.7%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	4,322,000	5,775,273
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,391,000	7,385,599
			13,160,872
	Retail 1.2%
	Coinstar, Inc. 4.00%, due 9/1/14	4,251,000	5,574,124

	Semiconductors 4.4%
	Lam Research Corp. 1.25%, due 5/15/18	2,560,000	2,486,400
	Micron Technology, Inc. 3.125%, due 5/1/32 (a)	4,933,000	4,606,189
	Novellus Systems, Inc. 2.625%, due 5/15/41	999,000	1,114,509
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	4,621,000	4,852,050
	Rovi Corp. 2.625%, due 2/15/40	4,141,000	4,117,707
	Xilinx, Inc. 2.625%, due 6/15/17	2,968,000	3,899,210
			21,076,065
	Software 3.0%
	Electronic Arts, Inc. 0.75%, due 7/15/16	5,662,000	5,194,885
	Microsoft Corp. (zero coupon), due 6/15/13 (a)	5,171,000	5,410,159
	Nuance Communications, Inc. 2.75%, due 11/1/31 (a)	3,253,000	3,775,513
			14,380,557
	Telecommunications 3.5%
	Anixter International, Inc. 1.00%, due 2/15/13	3,522,000	3,854,389
	Ciena Corp. 4.00%, due 3/15/15 (a)	4,927,000	5,327,318
	InterDigital, Inc. 2.50%, due 3/15/16	1,546,000	1,618,469
	SBA Communications Corp.
	1.875%, due 5/1/13	775,000	1,181,875
	4.00%, due 10/1/14	2,260,000	4,799,675
			16,781,726
	Transportation 0.4%
	XPO Logistics, Inc. 4.50%, due 10/1/17	2,123,000	2,109,731

	Total Convertible Bonds (Cost $327,145,184)		346,062,827

		Shares	Value
	Convertible Preferred Stocks 16.2%
	Aerospace & Defense 1.5%
	United Technologies Corp. 7.50%	132,700	7,444,470

	Auto Manufacturers 1.0%
	General Motors Co. 4.75%	128,800	4,801,664

	Auto Parts & Equipment 0.5%
	Goodyear Tire & Rubber Co. (The) 5.88%	57,600	2,544,192

	Banks 1.8%
¤	Citigroup, Inc. 7.50%	88,900	8,621,522

	Electric 0.8%
	PPL Corp. 9.50%	68,500	3,668,175

	Hand & Machine Tools 1.2%
	Stanley Black & Decker, Inc. 4.75%	46,200	5,803,644

	Insurance 1.2%
	Hartford Financial Services Group, Inc. 7.25%	73,500	1,403,850
	MetLife, Inc. 5.00%	60,600	4,183,824
			5,587,674
	Media 1.4%
	Nielsen Holdings N.V. 6.25%	115,400	6,502,075

	Oil & Gas 5.7%
¤	Apache Corp. 6.00%	333,000	16,200,450
	Energy XXI Bermuda, Ltd. 5.63%	19,700	7,350,562
	Sanchez Energy Corp. (a) 4.88%	48,100	2,633,331
	SandRidge Energy, Inc. 7.00%	13,800	1,525,590
			27,709,933
	Pharmaceuticals 0.8%
	Omnicare Capital Trust II 4.00%	84,000	3,908,520

	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc. 6.50%	26,800	1,477,216

	Total Convertible Preferred Stocks (Cost $79,474,930)		78,069,085

	Total Convertible Securities (Cost $406,620,114)		424,131,912

	Common Stocks 9.1%
	Apparel 0.5%
	Iconix Brand Group, Inc. (f)	149,100	2,719,584

	Auto Manufacturers 0.0%‡
	General Motors Co. (f)	1,638	37,264
	General Motors Corp. (Escrow Shares) (c)(e)(f)	355,800	36
			37,300
	Auto Parts & Equipment 0.0%‡
	Meritor, Inc. (f)	33,900	143,736

	Biotechnology 0.1%
	InterMune, Inc. (f)	87,800	787,566

	Computers 0.1%
	Quantum Corp. (f)	187,800	302,358

	Electronics 0.0%‡
	TTM Technologies, Inc. (f)	18,000	169,740

	Engineering & Construction 0.1%
	McDermott International, Inc. (f)	65,000	794,300

	Entertainment 0.2%
	International Game Technology	65,700	860,013

	Health Care - Products 0.2%
	Hologic, Inc. (f)	40,000	809,600

	Internet 0.9%
	Symantec Corp. (f)	154,400	2,779,200
	TIBCO Software, Inc. (f)	49,282	1,489,795
			4,268,995
	Lodging 0.3%
	MGM Resorts International (f)	121,100	1,301,825

	Machinery - Diversified 0.2%
	Babcock & Wilcox Co. (f)	32,500	827,775

	Oil & Gas 0.5%
	Ensco PLC Class A	19,000	1,036,640
	Forest Oil Corp. (f)	26,200	221,390
	HollyFrontier Corp.	24,346	1,004,760
			2,262,790
	Oil & Gas Services 3.3%
	Baker Hughes, Inc.	75,000	3,392,250
	Core Laboratories N.V.	45,558	5,534,386
	Gulf Island Fabrication, Inc.	13,100	365,097
	Halliburton Co.	73,392	2,472,576
	ION Geophysical Corp. (f)	360,900	2,504,646
	Schlumberger, Ltd.	22,000	1,591,260
			15,860,215
	Pharmaceuticals 2.0%
	Merck & Co., Inc.	135,553	6,113,440
	Valeant Pharmaceuticals International, Inc. (f)	63,800	3,526,226
			9,639,666
	Software 0.2%
	Compuware Corp. (f)	10,386	102,925
	QLIK Technologies, Inc. (f)	40,200	900,882
			1,003,807
	Transportation 0.5%
	Tidewater, Inc.	49,600	2,407,088

	Total Common Stocks (Cost $44,801,278)		44,196,358

		Number of Warrants	Value
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (f)	634	8,736
	Strike Price $18.33 Expires 7/10/19 (f)	634	5,237

	Total Warrants (Cost $569)		13,973

		Principal Amount	Value
	Short-Term Investment 2.1%
	Repurchase Agreement 2.1%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $10,088,971 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.625% and a maturity date of 12/23/13, with a Principal Amount of $10,230,000 and a Market Value of $10,293,938)	$10,088,963	10,088,963

	Total Short-Term Investment (Cost $10,088,963)		10,088,963

	Total Investments (Cost $461,510,924) (g)	99.0%	478,431,206
	Other Assets, Less Liabilities	1.0	4,963,671

	Net Assets	100.0%	$483,394,877

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Illiquid security. The total market value of these securities as of September 30, 2012 is $1,027,215, which represents 0.2% of the Portfolio's net assets.
(d)	Restricted security.
(e)	Fair valued security. The total market value of these securities as of September 30, 2012 is $270, which represents less than one-tenth of a percent of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	As of September 30, 2012, cost is $463,312,382 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$39,372,943
Gross unrealized depreciation	(24,254,119)
Net unrealized appreciation	$15,118,824

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$346,062,593	$234	$346,062,827
Convertible Preferred Stocks	78,069,085	—	—	78,069,085
Total Convertible Securities	78,069,085	346,062,593	234	424,131,912
Common Stocks (c)	44,196,322	—	36	44,196,358
Warrants	13,973	—	—	13,973
Short-Term Investment
Repurchase Agreement	—	10,088,963	—	10,088,963
Total Investments in Securities	$122,279,380	$356,151,556	$270	$478,431,206

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $234 is held in Internet within the Convertible Bonds Section of the Portfolio of Investments.
(c)	The Level 3 security valued at $36 is held in Auto Manufacturers within the Common Stocks Section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2012
Convertible Bonds
Internet	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-
Common Stocks
Auto Manufacturers	2,901	-	-	(2,675)	-	(190)	-	-	36	(2,865)
Total	$3,135	$-	$-	$(2,675)	$-	$(190)	$-	$-	$270	$(2,865)

As of September 30, 2012, the Portfolio held the following restricted security:

	Date of				9/30/12	Percent of
Security	Acquisition	Principal	Cost		Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/4/01	$2,335,418	$0	(a)	$234	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 91.0% †
	Brazil 7.2%
	All America Latina Logistica S.A. (Road & Rail)	482,500	$1,994,500
	Autometal S.A. (Auto Components)	440,731	4,130,664
	B2W Cia Global Do Varejo (Internet & Catalog Retail) (a)	12,100	63,566
	Banco Santander Brasil S.A., ADR (Commercial Banks) (b)	216,800	1,597,816
	Bematech S.A. (Computers & Peripherals)	12,500	30,213
	BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Food Products) (a)	12,600	59,729
	Braskem S.A., Sponsored ADR (Chemicals) (b)	13,281	187,395
	Brookfield Incorporacoes S.A. (Household Durables)	94,500	184,129
	Cia Providencia Industria e Comercio S.A. (Textiles, Apparel & Luxury Goods)	14,400	48,657
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	118,300	1,015,376
	Embraer S.A. (Aerospace & Defense)	787,520	5,287,038
	Even Construtora e Incorporadora S.A. (Household Durables)	146,400	564,007
	Fibria Celulose S.A., Sponsored ADR (Paper & Forest Products) (a)(b)	84,978	793,695
	Gafisa S.A., ADR (Household Durables) (a)(b)	83,400	364,458
	Gerdau S.A. (Metals & Mining)	17,100	134,371
	Gerdau S.A., Sponsored ADR (Metals & Mining) (b)	10,280	97,763
	Industrias Romi S.A. (Machinery) (a)	3,600	10,300
	JBS S.A. (Food Products) (a)	295,100	978,208
	Kepler Weber S.A. (Machinery) (a)	4,400	19,100
	Magnesita Refratarios S.A. (Construction Materials)	29,271	108,291
	Marfrig Alimentos S.A. (Food Products) (a)	53,600	311,989
	Minerva S.A. (Food Products)	9,400	52,118
	MMX Mineracao e Metalicos S.A. (Metals & Mining) (a)	10,000	24,516
	OSX Brasil S.A. (Energy Equipment & Services) (a)	6,600	40,468
	Paranapanema S.A. (Metals & Mining) (a)	48,800	61,865
	PDG Realty S.A. Empreendimentos e Participacoes (Household Durables)	368,340	694,073
	Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels) (b)	104,734	2,311,479
	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels) (b)	89,700	2,057,718
	Plascar Participacoes Industriais S.A. (Auto Components)	23,100	11,851
	Porto Seguro S.A. (Insurance)	248,600	2,500,409
	Positivo Informatica S.A. (Computers & Peripherals) (a)	9,900	24,857
	Profarma Distribuidora de Produtos Farmaceuticos S.A. (Health Care Providers & Services)	100	725
	Rodobens Negocios Imobiliarios S.A. (Household Durables)	2,000	11,641
	Rossi Residencial S.A. (Household Durables)	67,300	166,984
	SLC Agricola S.A. (Food Products)	13,908	149,216
	Sul America S.A. (Insurance)	456,250	3,375,879
	Tecnisa S.A. (Household Durables)	5,700	26,570
	Tereos Internacional S.A. (Food Products)	16,700	23,807
	TPI - Triunfo Participacoes e Investimentos S.A. (Transportation Infrastructure)	7,500	41,065
	Vanguarda Agro S.A. (Oil, Gas & Consumable Fuels) (a)	581,500	106,131
	Viver Incorporadora e Construtora S.A. (Household Durables) (a)	42,900	25,394
			29,688,031
	Chile 2.8%
¤	Cia Cervecerias Unidas S.A., ADR (Beverages) (b)	135,282	9,649,665
	Cia General de Electricidad S.A. (Electric Utilities)	966	4,277
	Cia Sud Americana de Vapores S.A. (Marine) (a)	394,861	39,457
	Corpbanca SA/Chile, ADR (Commercial Banks) (b)	800	14,464
	Empresas CMPC S.A. (Paper & Forest Products)	192,421	750,862
	Empresas COPEC S.A. (Industrial Conglomerates)	13,438	198,305
	Enersis S.A., Sponsored ADR (Electric Utilities) (b)	45,512	745,942
	Inversiones Aguas Metropolitanas S.A. (Water Utilities)	45,408	83,273
	Masisa S.A. (Paper & Forest Products)	376,562	37,787
	Ripley Corp. S.A. (Multiline Retail)	62,190	58,735
	Socovesa S.A. (Household Durables)	26,762	12,130
	Vina Concha y Toro S.A. (Beverages)	23,675	49,610
			11,644,507
	China 13.9%
	Agile Property Holdings, Ltd. (Real Estate Management & Development)	130,000	147,201
	Agricultural Bank of China, Ltd. Class H (Commercial Banks)	1,887,000	737,371
	Aluminum Corp. of China, Ltd., ADR (Metals & Mining) (a)(b)	3,800	38,494
	AMVIG Holdings, Ltd. (Containers & Packaging)	60,000	17,875
	Angang Steel Co., Ltd. Class H (Metals & Mining) (a)	112,000	57,776
	Asia Cement China Holdings Corp. (Construction Materials)	66,000	27,833
	Asian Citrus Holdings, Ltd. (Food Products)	69,000	35,594
	Bank of China, Ltd. Class H (Commercial Banks)	6,844,000	2,612,601
	Bank of Communications Co., Ltd. Class H (Commercial Banks)	747,000	506,731
	BBMG Corp. Class H (Construction Materials)	42,500	32,612
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	194,000	130,350
	Beijing Capital Land, Ltd. Class H (Real Estate Management & Development)	90,000	25,767
	Beijing Enterprises Holdings, Ltd. (Industrial Conglomerates)	15,500	103,446
	BYD Electronic International Co., Ltd. (Communications Equipment)	89,000	18,938
	China Aerospace International Holdings, Ltd. (Electronic Equipment & Instruments)	420,000	29,791
	China Agri-Industries Holdings, Ltd. (Food Products)	166,000	93,982
	China All Access Holdings, Ltd. (Communications Equipment)	134,000	21,256
	China Aoyuan Property Group, Ltd. (Real Estate Management & Development)	222,000	28,344
	China Automation Group, Ltd. (Machinery)	110,000	22,414
	China Citic Bank Corp., Ltd. Class H (Commercial Banks)	761,000	360,182
	China Coal Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	339,000	309,531
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	452,000	365,492
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	244,000	142,233
	China COSCO Holdings Co., Ltd. Class H (Marine) (a)	264,000	108,269
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods)	165,000	17,662
	China Everbright, Ltd. (Capital Markets)	88,000	109,971
	China Glass Holdings, Ltd. (Construction Materials)	172,000	17,967
	China Green Holdings, Ltd. (Food Products) (a)	102,000	23,941
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	95,000	27,811
	China Hongqiao Group, Ltd. (Metals & Mining)	121,500	53,275
	China ITS Holdings Co., Ltd. (IT Services) (a)	177,000	23,283
	China Lumena New Materials Corp. (Chemicals)	260,000	45,937
	China Merchants Bank Co., Ltd. Class H (Commercial Banks)	151,000	253,937
	China Metal Recycling Holdings, Ltd. (Metals & Mining)	75,000	69,448
	China Minsheng Banking Corp., Ltd. Class H (Commercial Banks)	380,000	299,921
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	840,500	9,343,646
	China National Materials Co., Ltd. Class H (Machinery)	101,000	28,395
	China Oil and Gas Group, Ltd. (Gas Utilities) (a)	20,000	2,115
	China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	876,000	2,234,610
¤	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	10,480,000	9,785,235
	China Properties Group, Ltd. (Real Estate Management & Development) (a)	124,000	37,101
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	202,000	182,356
	China Rare Earth Holdings, Ltd. (Metals & Mining)	130,000	28,837
	China Rongsheng Heavy Industries Group Holdings, Ltd. (Machinery)	102,000	13,549
	China SCE Property Holdings, Ltd. (Real Estate Management & Development)	147,000	31,849
	China Shipping Container Lines Co., Ltd. Class H (Marine) (a)	364,000	74,170
	China Shipping Development Co., Ltd. Class H (Marine)	134,000	55,646
	China Singyes Solar Technologies Holdings, Ltd. (Construction & Engineering)	60,000	29,404
	China South City Holdings, Ltd. (Real Estate Management & Development)	180,000	25,535
	China Southern Airlines Co., Ltd. Class H (Airlines)	188,000	82,677
	China Tontine Wines Group, Ltd. (Beverages)	298,000	28,055
	China Travel International Inv HK (Hotels, Restaurants & Leisure)	290,000	52,360
	China Unicom Hong Kong, Ltd., ADR (Diversified Telecommunication Services) (b)	60,300	983,493
	China Vanadium Titano - Magnetite Mining Co., Ltd. (Metals & Mining)	138,000	21,357
	China Wireless Technologies, Ltd. (Communications Equipment)	108,000	26,324
	China Yurun Food Group, Ltd. (Food Products) (a)	166,000	119,029
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail) (a)	84,000	52,649
	China Zhongwang Holdings, Ltd. (Metals & Mining) (a)	166,000	62,726
	Chongqing Machinery & Electric Co., Ltd. Class H (Industrial Conglomerates)	168,000	22,099
	CIMC Enric Holdings, Ltd. (Machinery)	74,000	44,377
	Citic Pacific, Ltd. (Industrial Conglomerates)	131,000	156,780
	Citic Resources Holdings, Ltd. (Trading Companies & Distributors) (a)	284,000	37,725
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment)	158,000	52,775
	COSCO Pacific, Ltd. (Transportation Infrastructure)	171,175	241,065
	Daqing Dairy Holdings, Ltd. (Food Products) (a)(c)(d)	157,000	2
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	1,306,000	1,520,906
	Fosun International, Ltd. (Metals & Mining)	72,000	34,728
	Franshion Properties China, Ltd. (Real Estate Management & Development)	140,000	42,791
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	670,000	102,824
	Global Bio-Chem Technology Group Co., Ltd. (Food Products)	200,000	21,150
	Glorious Property Holdings, Ltd. (Real Estate Management & Development) (a)	125,000	19,828
	Golden Meditech Holdings, Ltd. (Health Care Equipment & Supplies)	224,000	26,288
	GOME Electrical Appliances Holdings, Ltd. (Specialty Retail)	756,000	79,948
	Greentown China Holdings, Ltd. (Real Estate Management & Development)	45,500	49,056
	Guangshen Railway Co., Ltd., Sponsored ADR (Road & Rail) (b)	2,500	39,500
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	174,000	114,219
	Guangzhou R&F Properties Co., Ltd. Class H (Real Estate Management & Development)	85,600	99,023
	Harbin Power Equipment Co., Ltd. Class H (Electrical Equipment)	70,000	53,804
	Heng Tai Consumables Group, Ltd. (Food & Staples Retailing) (a)	1,035,000	21,490
	Hidili Industry International Development, Ltd. (Oil, Gas & Consumable Fuels)	107,000	25,805
	HKC Holdings, Ltd. (Construction & Engineering)	248,000	9,595
	Honghua Group, Ltd. (Energy Equipment & Services)	131,000	25,342
	Hopson Development Holdings, Ltd. (Real Estate Management & Development) (a)	28,000	20,691
	Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H (Pharmaceuticals)	192,000	40,113
	Ju Teng International Holdings, Ltd. (Electronic Equipment & Instruments)	140,000	58,498
	Kaisa Group Holdings, Ltd. (Real Estate Management & Development) (a)	69,000	12,547
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments)	49,000	117,159
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment & Instruments)	108,000	44,849
	KWG Property Holding, Ltd. (Real Estate Management & Development)	77,500	42,778
	Lee & Man Paper Manufacturing, Ltd. (Paper & Forest Products)	168,000	73,231
	Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	34,000	18,109
	Lonking Holdings, Ltd. (Machinery)	275,000	46,105
	Maanshan Iron & Steel Class H (Metals & Mining) (a)	176,000	41,310
	Maoye International Holdings, Ltd. (Multiline Retail)	135,000	23,678
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering) (a)	217,000	43,377
	New World China Land, Ltd. (Real Estate Management & Development)	98,000	37,789
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	167,000	84,856
	Pacific Basin Shipping, Ltd. (Marine)	6,910,000	3,154,661
	PCD Stores Group, Ltd. (Multiline Retail)	312,000	24,947
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	117,000	20,672
¤	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	7,247,550	9,515,035
	Poly Hong Kong Investments, Ltd. (Real Estate Management & Development) (a)	174,000	93,350
	Real Nutriceutical Group, Ltd. (Personal Products)	97,000	29,898
	Renhe Commercial Holdings Co., Ltd. (Real Estate Management & Development) (a)	1,082,000	43,955
	REXLot Holdings, Ltd. (Hotels, Restaurants & Leisure)	650,000	48,620
	Samson Holding, Ltd. (Household Durables)	212,000	25,153
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	1,970,000	71,137
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products) (c)	69,000	23,314
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	56,000	166,468
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	236,000	31,958
	Shengli Oil & Gas Pipe Holdings, Ltd. (Energy Equipment & Services)	277,500	21,831
	Shenzhen Investment, Ltd. (Real Estate Management & Development)	222,000	51,534
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	73,000	125,400
	Shougang Fushan Resources Group, Ltd. (Metals & Mining)	304,000	81,547
	Shui On Land, Ltd. (Real Estate Management & Development)	172,000	64,771
	Sino Oil And Gas Holdings, Ltd. (Oil, Gas & Consumable Fuels) (a)	985,000	19,436
	Sino-Ocean Land Holdings, Ltd. (Real Estate Management & Development)	347,000	196,904
	Sinofert Holdings, Ltd. (Chemicals)	216,000	42,342
	Sinotrans Shipping, Ltd. (Marine)	133,000	30,017
	Sinotruk Hong Kong, Ltd. (Machinery)	3,807,500	2,214,562
	Skyworth Digital Holdings, Ltd. (Household Durables)	192,000	90,874
	Soho China, Ltd. (Real Estate Management & Development)	212,500	130,722
	Sunac China Holdings, Ltd. (Real Estate Management & Development)	18,000	8,752
	TCC International Holdings, Ltd. (Construction Materials)	102,000	25,256
	TCL Communication Technology Holdings, Ltd. (Communications Equipment)	31,000	11,274
	Tiangong International Co., Ltd. (Metals & Mining)	152,000	30,972
	Tianjin Port Development Holdings, Ltd. (Transportation Infrastructure)	204,000	21,573
	TPV Technology, Ltd. (Computers & Peripherals)	82,000	17,978
	Travelsky Technology, Ltd. Class H (IT Services)	96,000	51,008
	Truly International Holdings (Electronic Equipment & Instruments)	190,000	28,669
	VODone, Ltd. (Media)	222,000	19,755
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	80,000	28,888
	Weichai Power Co., Ltd. Class H (Machinery)	908,000	2,786,982
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	64,000	23,276
	West China Cement, Ltd. (Construction Materials)	288,000	50,884
	Xingda International Holdings, Ltd. (Metals & Mining)	86,000	27,062
	Yanchang Petroleum International, Ltd. (Oil, Gas & Consumable Fuels) (a)	70,000	4,514
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	2,808,000	4,280,416
	Yuexiu Property Co., Ltd. (Real Estate Management & Development)	524,000	132,452
			57,633,383
	Colombia 1.5%
	BanColombia S.A., Sponsored ADR (Commercial Banks) (b)	104,705	6,251,936

	Czech Republic 2.0%
	CEZ AS (Electric Utilities)	100,832	3,762,286
	Komercni Banka A.S. (Commercial Banks)	22,431	4,475,456
	Unipetrol AS (Chemicals) (a)	10,000	87,415
			8,325,157
	Egypt 0.6%
	Ezz Steel (Metals & Mining)	1,270,584	2,552,943

	Hungary 0.9%
	EGIS Pharmaceuticals PLC (Pharmaceuticals)	39,606	3,141,599
	OTP Bank PLC (Commercial Banks)	29,644	520,381
			3,661,980
	India 2.9%
	ICICI Bank, Ltd., Sponsored ADR (Commercial Banks) (b)	58,695	2,356,017
¤	Reliance Industries, Ltd., Sponsored GDR (Oil, Gas & Consumable Fuels) (e)(f)	294,458	9,269,538
	Sterlite Industries India, Ltd., ADR (Metals & Mining) (b)	48,003	364,343
	Tata Steel, Ltd., GDR (Metals & Mining) (e)	21,252	160,346
			12,150,244
	Indonesia 2.9%
	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	946,000	148,276
	Alam Sutera Realty Tbk PT (Real Estate Management & Development)	990,000	51,207
	Aneka Tambang Persero Tbk PT (Metals & Mining)	613,500	86,544
	Bakrie Sumatera Plantations Tbk PT (Food Products)	1,887,000	27,408
	Bakrie Telecom Tbk PT (Wireless Telecommunication Services) (a)	2,068,500	16,211
	Bakrieland Development Tbk PT (Real Estate Management & Development) (a)	6,511,500	36,742
	Bank Bukopin Tbk PT (Commercial Banks)	584,500	39,089
	Bank Danamon Indonesia Tbk PT (Commercial Banks)	321,500	209,966
	Bank Negara Indonesia Persero Tbk PT (Commercial Banks)	667,500	273,766
	Bank Pan Indonesia Tbk PT (Commercial Banks) (a)	389,000	28,047
	Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)	7,671,800	5,972,300
	Bank Tabungan Negara PerseroTbk PT (Commercial Banks)	372,500	56,050
	Barito Pacific Tbk PT (Chemicals) (a)	358,000	18,330
	Bhakti Investama Tbk PT (Media)	412,000	21,310
	Bisi International PT (Food Products)	92,000	10,479
	Borneo Lumbung Energi & Metal Tbk PT (Metals & Mining) (a)	932,000	52,589
	Bumi Resources Minerals Tbk PT (Metals & Mining) (a)	26,000	1,521
	Ciputra Development Tbk PT (Real Estate Management & Development)	972,500	72,150
	Ciputra Property Tbk PT (Real Estate Management & Development)	565,000	37,194
	Energi Mega Persada Tbk PT (Oil, Gas & Consumable Fuels) (a)	5,217,000	49,063
	Gajah Tunggal Tbk PT (Auto Components)	226,500	53,844
	Garuda Indonesia Persero Tbk PT (Airlines) (a)	301,000	19,501
	Global Mediacom Tbk PT (Media)	381,500	81,722
	Holcim Indonesia Tbk PT (Construction Materials)	117,000	34,843
	Indah Kiat Pulp & Paper Corp. Tbk PT (Paper & Forest Products) (a)	439,000	46,790
	Indika Energy Tbk PT (Oil, Gas & Consumable Fuels)	287,500	48,668
	Indo Tambangraya Megah Tbk PT (Oil, Gas & Consumable Fuels)	212,000	933,730
	Indofood Sukses Makmur Tbk PT (Food Products)	416,000	245,601
	Intiland Development Tbk PT (Real Estate Management & Development)	876,000	30,207
	Japfa Comfeed Indonesia Tbk PT (Food Products)	40,000	19,645
	Kawasan Industri Jababeka Tbk PT (Real Estate Management & Development) (a)	3,458,000	77,688
	Lippo Karawaci Tbk PT (Real Estate Management & Development)	3,178,500	328,810
	Matahari Putra Prima Tbk PT (Multiline Retail)	241,500	37,853
	Medco Energi Internasional Tbk PT (Oil, Gas & Consumable Fuels)	233,000	41,633
	Panin Financial Tbk PT (Insurance) (a)	2,317,000	30,990
	Pembangunan Perumahan Persero Tbk PT (Construction & Engineering)	221,000	16,858
	Polychem Indonesia Tbk PT (Chemicals) (a)	586,000	22,044
	Ramayana Lestari Sentosa Tbk PT (Multiline Retail)	239,500	26,277
	Sampoerna Agro PT (Food Products)	94,000	28,485
	Sentul City Tbk PT (Real Estate Management & Development) (a)	1,963,000	43,075
	Tiga Pilar Sejahtera Food Tbk (Food Products)	690,500	52,671
	Timah Persero Tbk PT (Metals & Mining)	354,500	57,416
	Vale Indonesia Tbk PT (Metals & Mining)	8,865,000	2,732,680
	Wijaya Karya Persero Tbk PT (Construction & Engineering)	431,000	54,494
			12,273,767
	Jordan 1.2%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	420,068	4,928,035

	Lebanon 0.7%
	Solidere, GDR (Real Estate Management & Development) (e)	223,053	2,810,468

	Malaysia 3.0%
	Affin Holdings BHD (Commercial Banks)	48,200	53,144
	Alliance Financial Group BHD (Commercial Banks)	64,600	86,443
	AMMB Holdings BHD (Diversified Financial Services)	23,500	48,899
	Bandar Raya Developments BHD (Real Estate Management & Development)	48,900	46,236
	Berjaya Corp. BHD (Industrial Conglomerates)	381,100	77,928
	BIMB Holdings BHD (Commercial Banks)	51,200	50,589
	Boustead Holdings BHD (Industrial Conglomerates)	58,300	99,185
	Cahya Mata Sarawak BHD (Industrial Conglomerates)	36,800	39,732
	Coastal Contracts BHD (Machinery)	45,900	26,280
	DRB-Hicom BHD (Automobiles)	108,900	83,016
	Eastern & Oriental BHD (Real Estate Management & Development)	38,200	20,622
	Evergreen Fibreboard BHD (Paper & Forest Products)	99,100	20,264
	Faber Group BHD (Health Care Providers & Services)	64,200	26,886
	Genting BHD (Hotels, Restaurants & Leisure)	2,013,600	5,738,085
	Genting Malaysia BHD (Hotels, Restaurants & Leisure)	61,400	70,309
	Glomac BHD (Real Estate Management & Development)	122,200	32,184
	HAP Seng Consolidated BHD (Industrial Conglomerates)	78,500	42,120
	Hap Seng Plantations Holdings BHD (Food Products)	10,600	9,884
	Hong Leong Financial Group BHD (Commercial Banks)	8,300	32,206
	IGB Corp. BHD (Real Estate Management & Development)	143,900	109,226
	IJM Corp. BHD (Construction & Engineering)	128,500	198,436
	IJM Land BHD (Real Estate Management & Development)	44,200	30,802
	Inch Kenneth Kajang Rubber BHD (Industrial Conglomerates) (a)	130,800	28,886
	Insas BHD (Industrial Conglomerates) (a)	186,864	24,760
	Iris Corp. BHD (Software)	581,500	33,294
	JAKS Resources BHD (Construction & Engineering) (a)	176,800	21,691
	Karambunai Corp. BHD (Hotels, Restaurants & Leisure) (a)	613,700	26,102
	Kian JOO CAN Factory BHD (Containers & Packaging)	51,500	40,438
	KNM Group BHD (Energy Equipment & Services) (a)	120,800	26,678
	KSL Holdings BHD (Real Estate Management & Development)	69,100	31,651
	KUB Malaysia BHD (Industrial Conglomerates) (a)	149,300	22,958
	Kulim Malaysia BHD (Food Products)	60,900	98,229
	Kwantas Corp. BHD (Food Products)	35,700	23,126
	Lingui Development BHD (Paper & Forest Products)	74,100	38,547
	Lion Industries Corp. BHD (Metals & Mining)	108,300	38,267
	Malayan Banking BHD (Commercial Banks)	1,011,940	2,983,013
	Malayan Flour Mills BHD (Food Products)	20,300	9,232
	Malaysia Airports Holdings BHD (Transportation Infrastructure)	5,400	9,823
	Malaysian Resources Corp. BHD (Construction & Engineering)	146,000	76,427
	MBM Resources BHD (Distributors)	18,200	20,007
	Media Prima BHD (Media)	21,200	16,161
	Metro Kajang Holdings BHD (Real Estate Management & Development)	62,040	45,264
	MISC BHD (Marine)	139,200	193,555
	MMC Corp. BHD (Industrial Conglomerates)	113,300	101,939
	Mudajaya Group BHD (Construction & Engineering)	49,100	43,694
	Muhibbah Engineering M BHD (Construction & Engineering)	77,300	23,773
	Multi-Purpose Holdings BHD (Diversified Financial Services)	50,300	57,599
	Naim Holdings BHD (Real Estate Management & Development)	52,400	30,516
	POS Malaysia BHD (Air Freight & Logistics)	51,900	52,808
	PPB Group BHD (Food Products)	76,300	301,056
	RHB Capital BHD (Commercial Banks)	90,667	213,875
	Salcon BHD (Water Utilities)	166,400	23,682
	Sarawak Plantation BHD (Food Products)	30,200	26,480
	Selangor Properties BHD (Real Estate Management & Development)	31,300	35,432
	Sunway BHD (Real Estate Management & Development) (a)	41,000	30,852
	Supermax Corp. BHD (Health Care Equipment & Supplies)	40,000	26,959
	TA Enterprise BHD (Capital Markets)	174,000	29,318
	TAN Chong Motor Holdings BHD (Automobiles)	22,200	33,847
	TDM BHD (Food Products)	5,000	5,578
	Time dotCom BHD (Diversified Telecommunication Services)	48,840	49,535
	Tradewinds Malaysia BHD (Food Products)	14,400	33,968
	Tradewinds Plantation BHD (Food Products)	2,500	3,542
	UEM Land Holdings BHD (Real Estate Management & Development) (a)	109,500	60,187
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	22,900	7,492
	Wah Seong Corp. BHD (Energy Equipment & Services)	54,900	31,433
	WCT BHD (Construction & Engineering)	84,400	74,556
	YTL Corp. BHD (Multi-Utilities)	527,360	296,764
			12,345,470
	Mexico 4.5%
	Alfa S.A.B. de C.V. Class A (Industrial Conglomerates)	498,400	927,742
	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	2,378,020	3,029,854
	Axtel S.A.B. de C.V. (Diversified Telecommunication Services) (a)	141,000	35,054
	Cemex S.A.B. de C.V., Sponsored ADR (Construction Materials) (a)(b)	169,584	1,412,635
	Cia Minera Autlan S.A.B. de C.V. (Metals & Mining)	21,790	24,462
	Consorcio ARA S.A.B. de C.V. (Household Durables) (a)	108,695	34,031
	Controladora Comercial Mexicana S.A.B. de C.V. (Food & Staples Retailing)	73,300	193,276
	Corporacion GEO S.A.B. de C.V., ADR (Household Durables) (a)(b)	88,600	108,756
	Desarrolladora Homex S.A.B. de C.V., ADR (Household Durables) (a)(b)	6,900	94,116
	Empresas ICA S.A.B. de C.V., Sponsored ADR (Construction & Engineering) (a)(b)	27,400	212,076
	Gruma S.A.B. de C.V. Class B (Food Products) (a)	21,500	60,800
	Grupo Aeromexico S.A.B. de C.V. (Airlines) (a)	800	1,237
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	15,300	34,471
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (Transportation Infrastructure)	66,213	278,293
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Transportation Infrastructure) (b)	4,000	354,400
	Grupo Comercial Chedraui S.A. de C.V. (Food & Staples Retailing)	31,400	80,014
	Grupo Famsa S.A.B. de C.V. Class A (Multiline Retail) (a)	1,000	1,103
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Commercial Banks)	713,500	4,032,639
	Grupo Simec S.A.B. de C.V. (Metals & Mining) (a)	17,499	70,489
	Industrias Bachoco S.A.B. de C.V., ADR (Food Products) (b)	3,919	94,056
	Industrias CH S.A.B. de C.V. (Metals & Mining) (a)	33,100	197,493
	Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Household Products)	1,079,500	2,578,036
	Megacable Holdings S.A.B. de C.V. (Media) (a)	82,100	191,349
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	84,900	136,996
	Organizacion Soriana S.A.B. de C.V. Class B (Food & Staples Retailing)	58,041	188,889
	Ternium S.A., Sponsored ADR (Metals & Mining) (b)	209,393	4,108,291
	TV Azteca S.A.B. de C.V. (Media)	83,664	57,718
	Urbi Desarrollos Urbanos S.A.B. de C.V. (Household Durables) (a)	101,900	62,383
			18,600,659
	Panama 0.9%
	Copa Holdings S.A. Class A (Airlines)	47,646	3,872,190

	Philippines 0.7%
	Alliance Global Group, Inc. (Industrial Conglomerates)	556,500	196,106
	Atlas Consolidated Mining & Development (Metals & Mining) (a)	32,500	13,556
	China Banking Corp. (Commercial Banks)	32,230	41,335
	Filinvest Land, Inc. (Real Estate Management & Development)	1,563,000	50,957
	First Philippine Holdings Corp. (Electric Utilities)	22,100	41,853
	Global-Estate Resorts, Inc. (Real Estate Management & Development) (a)	570,000	25,415
	Globe Telecom, Inc. (Wireless Telecommunication Services)	69,060	1,915,436
	JG Summit Holdings, Inc. (Industrial Conglomerates)	101,200	78,845
	Lopez Holdings Corp. (Media)	114,200	15,194
	Megaworld Corp. (Real Estate Management & Development)	1,521,000	81,310
	Philippine National Bank (Commercial Banks) (a)	22,810	40,054
	Robinsons Land Corp. (Real Estate Management & Development)	51,500	23,506
	San Miguel Corp. (Industrial Conglomerates)	69,920	184,878
	SM Development Corp. (Real Estate Management & Development)	146,600	21,437
	Vista Land & Lifescapes, Inc. (Real Estate Management & Development)	484,000	55,460
			2,785,342
	Poland 3.4%
	Asseco Poland S.A. (Software)	7,269	101,378
	Bank Handlowy w Warszawie S.A. (Commercial Banks)	158,282	4,347,796
	Bank Pekao S.A. (Commercial Banks)	83,142	4,095,269
	Ciech S.A. (Chemicals) (a)	6,571	37,391
	Enea S.A. (Electric Utilities)	10,613	54,164
	Getin Holding S.A. (Commercial Banks) (a)	17,377	10,848
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	413,256	4,050,454
	Kopex S.A. (Industrial Conglomerates) (a)	2,064	12,209
	Petrolinvest S.A. (Oil, Gas & Consumable Fuels) (a)	44,142	17,499
	PGE S.A. (Electric Utilities)	86,246	498,042
	Polimex-Mostostal S.A. (Construction & Engineering) (a)	58,304	14,923
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels) (a)	42,274	600,399
	Tauron Polska Energia S.A. (Electric Utilities)	138,576	211,953
	Zaklady Azotowe Pulawy S.A. (Chemicals)	75	2,879
			14,055,204
	Republic of Korea 13.6%
	AMOREPACIFIC Group (Personal Products)	5,074	2,250,698
	AUK Corp. (Semiconductors & Semiconductor Equipment) (a)	11,290	22,399
	China Ocean Resources Co., Ltd. (Food Products)	7,670	27,294
	CJ Corp. (Industrial Conglomerates)	1,364	123,339
	CJ E&M Corp. (Media) (a)	660	17,251
	Cosmochemical Co., Ltd. (Chemicals) (a)	2,200	25,238
	Dae Han Flour Mills Co., Ltd. (Food Products)	258	30,758
	Daechang Co., Ltd. (Metals & Mining) (a)	25,940	35,709
	Daelim Industrial Co., Ltd. (Construction & Engineering)	3,531	301,498
	Daewoong Pharmaceutical Co., Ltd. (Pharmaceuticals)	1,500	51,285
	Daishin Securities Co., Ltd. (Capital Markets)	3,040	24,125
	Dongbu Securities Co., Ltd. (Capital Markets)	7,510	24,630
	Dongkuk Steel Mill Co., Ltd. (Metals & Mining)	4,860	71,276
	Dongwha Pharm Co., Ltd. (Pharmaceuticals)	7,240	38,889
	Doosan Corp. (Industrial Conglomerates)	200	24,743
	Doosan Engineering & Construction Co., Ltd. (Construction & Engineering) (a)	11,120	28,115
	Eugene Investment & Securities Co., Ltd. (Capital Markets) (a)	10,150	24,521
	GS Holdings (Oil, Gas & Consumable Fuels)	6,691	402,149
	Gwangju Shinsegae Co., Ltd. (Multiline Retail)	187	39,623
	Hana Financial Group, Inc. (Commercial Banks)	28,640	877,425
	Hanil Cement Co., Ltd. (Construction Materials)	635	23,139
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (a)	4,110	44,745
	Hanjin Shipping Co., Ltd. (Marine) (a)	10,650	129,361
	Hanjin Transportation Co., Ltd. (Air Freight & Logistics)	1,660	30,469
	Hansol Paper Co. (Paper & Forest Products)	4,580	38,530
	Hanwha Chemical Corp. (Chemicals)	11,020	211,689
	Hanwha Corp. (Chemicals)	3,560	110,987
	Hanwha Securities Co. (Capital Markets)	7,600	28,378
	HMC Investment Securities Co., Ltd. (Capital Markets)	2,540	34,509
	Hyosung Corp. (Chemicals)	2,989	167,546
	Hyundai BNG Steel Co., Ltd. (Metals & Mining) (a)	2,770	28,661
	Hyundai Development Co. (Construction & Engineering)	7,400	148,143
	Hyundai Heavy Industries Co., Ltd. (Machinery)	30,245	6,871,235
	Hyundai Mobis (Auto Components)	20,956	5,854,500
	Hyundai Securities Co., Ltd. (Capital Markets)	14,040	117,229
	Hyundai Steel Co. (Metals & Mining)	7,261	576,869
	Industrial Bank of Korea (Commercial Banks)	21,450	236,419
	ISU Chemical Co., Ltd. (Chemicals)	1,460	30,673
	Jeonbuk Bank (Commercial Banks)	8,110	32,909
	JW Pharmaceutical Corp. (Pharmaceuticals)	2,330	27,882
	KB Financial Group, Inc. (Commercial Banks)	48,060	1,716,699
	KCC Corp. (Building Products)	552	144,776
	Keangnam Enterprises, Ltd. (Construction & Engineering)	3,550	19,452
	KISWIRE, Ltd. (Metals & Mining)	940	28,671
	Kolon Industries, Inc. (Chemicals)	2,297	127,723
	Korea Investment Holdings Co., Ltd. (Capital Markets)	5,120	184,729
	Korea Life Insurance Co., Ltd. (Insurance)	19,850	137,879
	KTB Investment & Securities Co., Ltd. (Capital Markets) (a)	16,210	35,004
	Kumho Electric Co., Ltd. (Electrical Equipment)	1,440	31,549
	Kyobo Securities Co. (Capital Markets)	6,510	28,350
	LG Corp. (Industrial Conglomerates)	505	28,262
	LG Display Co., Ltd. (Electronic Equipment & Instruments) (a)	30,460	776,967
	LG Electronics, Inc. (Household Durables)	5,435	337,418
	LG Hausys, Ltd. (Building Products)	534	39,158
	LG Uplus Corp. (Diversified Telecommunication Services)	659,760	4,321,527
	Lotte Chilsung Beverage Co., Ltd. (Beverages)	71	88,093
	Lotte Confectionery Co., Ltd. (Food Products)	80	111,712
	Lotte Shopping Co., Ltd. (Multiline Retail)	994	286,191
	Meritz Securities Co., Ltd. (Capital Markets)	31,740	29,272
	Mirae Asset Securities Co., Ltd. (Capital Markets)	3,030	92,283
	Moorim P&P Co., Ltd. (Paper & Forest Products)	6,320	22,575
	Motonic Corp. (Auto Components)	960	9,588
	Nexen Corp. (Auto Components)	547	37,896
	NongShim Co., Ltd. (Food Products)	237	56,615
	Poongsan Corp. (Metals & Mining)	2,400	75,903
	Poongsan Holdings Corp. (Metals & Mining)	1,230	27,058
	POSCO, ADR (Metals & Mining) (b)	39,357	3,209,170
	POSCO (Metals & Mining)	7,872	2,588,763
	S&T Dynamics Co., Ltd. (Aerospace & Defense)	2,240	26,100
	Samsung Heavy Industries Co., Ltd. (Machinery)	143,210	4,857,743
	Samsung SDI Co., Ltd. (Electronic Equipment & Instruments)	2,926	417,276
¤	Shinhan Financial Group Co., Ltd. (Commercial Banks)	288,500	9,850,935
	Shinsegae Co., Ltd. (Multiline Retail)	30,557	5,773,642
	Shinsung Solar Energy Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	8,170	14,408
	SK Broadband Co., Ltd. (Diversified Telecommunication Services) (a)	3,745	12,804
	SK Holdings Co., Ltd. (Industrial Conglomerates)	3,383	473,317
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	730	110,673
	SK Networks Co., Ltd. (Trading Companies & Distributors)	13,210	121,828
	SK Securities Co., Ltd. (Capital Markets)	29,350	33,538
	Ssangyong Cement Industrial Co., Ltd. (Construction Materials) (a)	7,890	40,109
	STX Corp. Co., Ltd. (Machinery)	4,320	32,184
	STX Engine Co., Ltd. (Machinery)	2,640	21,045
	STX Offshore & Shipbuilding Co., Ltd. (Machinery)	6,790	54,495
	STX Pan Ocean Co., Ltd. (Marine)	13,480	45,058
	Taekwang Industrial Co., Ltd. (Chemicals)	30	25,643
	Unid Co., Ltd. (Chemicals)	639	23,946
	Woori Finance Holdings Co., Ltd. (Commercial Banks)	47,500	470,117
	Youlchon Chemical Co., Ltd. (Containers & Packaging)	4,830	37,504
			56,220,486
	Russia 6.3%
	Federal Hydrogenerating Co. JSC, ADR (Electric Utilities) (b)	239,109	636,030
¤	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)	1,681,647	16,944,454
	Magnitogorsk Iron & Steel Works, GDR (Metals & Mining) (a)(e)	18,065	83,099
	Mechel, Sponsored ADR (Metals & Mining) (b)	1,024	7,209
	Novolipetsk Steel OJSC, GDR (Metals & Mining) (e)	24,184	478,843
	Sberbank of Russia, Sponsored ADR (Commercial Banks) (b)	396,526	4,651,250
	VimpelCom, Ltd., Sponsored ADR (Wireless Telecommunication Services) (b)	280,530	3,338,307
			26,139,192
	South Africa 8.5%
¤	ABSA Group, Ltd. (Commercial Banks)	442,639	7,365,794
	Adcorp Holdings, Ltd. (Professional Services)	1,224	4,118
	African Rainbow Minerals, Ltd. (Metals & Mining)	14,451	282,978
	Allied Electronics Corp., Ltd. (Industrial Conglomerates)	6,398	17,642
	ArcelorMittal South Africa, Ltd. (Metals & Mining) (a)	20,652	101,734
	Aveng, Ltd. (Construction & Engineering)	794,157	2,985,603
	Barloworld, Ltd. (Trading Companies & Distributors)	28,094	242,696
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies)	45,597	35,226
	Cipla Medpro South Africa, Ltd. (Pharmaceuticals)	42,969	34,332
	DataTec, Ltd. (Electronic Equipment & Instruments)	15,459	97,791
	DRDGOLD, Ltd., Sponsored ADR (Metals & Mining) (b)	5,200	33,020
	Eqstra Holdings, Ltd. (Trading Companies & Distributors)	12,633	9,866
	Gold Fields, Ltd., Sponsored ADR (Metals & Mining) (b)	39,342	505,545
	Gold Fields, Ltd. (Metals & Mining)	15,436	197,981
	Grindrod, Ltd. (Marine)	50,593	86,317
	Group Five, Ltd. (Construction & Engineering)	16,436	50,159
	Harmony Gold Mining Co., Ltd., Sponsored ADR (Metals & Mining) (b)	52,500	441,525
	Hulamin, Ltd. (Metals & Mining) (a)	3,311	1,492
	Impala Platinum Holdings, Ltd. (Metals & Mining)	254,153	4,244,535
	Investec, Ltd. (Capital Markets)	30,427	186,810
	JD Group, Ltd. (Specialty Retail)	5,920	33,075
	Lewis Group, Ltd. (Specialty Retail)	11,215	96,358
	Liberty Holdings, Ltd. (Insurance)	15,478	184,572
	MMI Holdings, Ltd. (Insurance)	134,087	341,380
	Mondi, Ltd. (Paper & Forest Products)	12,208	123,987
	Mpact, Ltd. (Containers & Packaging)	3,473	7,907
¤	MTN Group, Ltd. (Wireless Telecommunication Services)	523,162	10,070,381
	Nedbank Group, Ltd. (Commercial Banks)	27,443	603,363
	Northam Platinum, Ltd. (Metals & Mining)	18,763	67,676
	Omnia Holdings, Ltd. (Chemicals)	6,114	91,824
	Petmin, Ltd. (Metals & Mining)	91,673	26,434
	Pretoria Portland Cement Co., Ltd. (Construction Materials)	1,002,220	3,492,056
	Royal Bafokeng Platinum, Ltd. (Metals & Mining) (a)	6,699	39,358
	Sappi, Ltd. (Paper & Forest Products) (a)	48,592	138,134
	Standard Bank Group, Ltd. (Commercial Banks)	164,172	2,083,562
	Steinhoff International Holdings, Ltd. (Household Durables) (a)	157,222	492,653
	Super Group, Ltd. (Specialty Retail) (a)	34,867	64,305
	Telkom SA, Ltd. (Diversified Telecommunication Services) (a)	35,206	74,447
	Tongaat Hulett, Ltd. (Food Products)	14,198	238,396
	Trencor, Ltd. (Marine)	19,868	127,591
	Zeder Investments, Ltd. (Food Products)	2,835	920
			35,323,543
	Taiwan 9.1%
	Ability Enterprise Co., Ltd. (Office Electronics)	43,000	38,946
	AcBel Polytech, Inc. (Electrical Equipment)	58,000	42,342
	Accton Technology Corp. (Communications Equipment)	58,000	31,262
	Acer, Inc. (Computers & Peripherals) (a)	173,000	169,969
	AGV Products Corp. (Food Products) (a)	89,000	30,665
	Altek Corp. (Leisure Equipment & Products)	40,000	23,812
	AmTRAN Technology Co., Ltd. (Computers & Peripherals)	88,000	69,047
	Asia Cement Corp. (Construction Materials)	51,500	65,092
	Asia Optical Co., Inc. (Leisure Equipment & Products) (a)	31,000	35,427
	Asia Vital Components Co., Ltd. (Computers & Peripherals)	48,288	25,121
	AU Optronics Corp., Sponsored ADR (Electronic Equipment & Instruments) (a)(b)	89,100	310,068
	Audix Corp. (Electrical Equipment)	36,000	29,966
	Avermedia Technologies (Computers & Peripherals)	36,000	21,369
	Bank of Kaohsiung (Commercial Banks) (a)	110,000	34,636
	BES Engineering Corp. (Construction & Engineering)	155,000	41,244
	Biostar Microtech International Corp. (Computers & Peripherals)	68,000	29,113
	Capital Securities Corp. (Capital Markets)	154,000	58,577
	Carnival Industrial Corp. (Textiles, Apparel & Luxury Goods) (a)	100,000	35,308
	Cathay Real Estate Development Co., Ltd. (Real Estate Management & Development)	89,000	42,810
	Champion Building Materials Co., Ltd. (Building Products)	70,000	28,895
	Chang Hwa Commercial Bank (Commercial Banks)	484,710	262,913
	Charoen Pokphand Enterprise (Food Products)	70,000	34,864
	Cheng Loong Corp. (Containers & Packaging)	109,000	44,249
	Chia Hsin Cement Corp. (Construction Materials)	78,280	39,256
	Chien Kuo Construction Co., Ltd. (Construction & Engineering)	73,000	35,363
	Chimei Innolux Corp. (Electronic Equipment & Instruments) (a)	647,907	235,394
	China Airlines, Ltd. (Airlines) (a)	141,000	58,923
	China Development Financial Holding Corp. (Commercial Banks) (a)	1,034,000	255,735
	China Electric Manufacturing Corp. (Electrical Equipment)	50,000	35,990
	China General Plastics Corp. (Chemicals) (a)	87,000	40,660
	China Manmade Fibers Corp. (Chemicals) (a)	118,000	48,305
	China Metal Products Co., Ltd. (Metals & Mining)	52,000	45,058
	China Motor Corp. (Automobiles)	67,000	64,684
	China Steel Structure Co., Ltd. (Construction & Engineering)	37,000	36,794
	China Synthetic Rubber Corp. (Chemicals)	53,000	56,773
	Chinese Maritime Transport, Ltd. (Marine)	23,000	27,619
	Chung Hsin Electric & Machinery Manufacturing Corp. (Construction & Engineering)	54,000	29,198
	Chung Hung Steel Corp. (Metals & Mining) (a)	103,000	29,445
	Chunghwa Picture Tubes (Electronic Equipment & Instruments) (a)	485,000	14,064
	CMC Magnetics Corp. (Computers & Peripherals) (a)	266,000	45,190
	Compal Electronics, Inc. (Computers & Peripherals)	8,088,000	7,270,329
	Compeq Manufacturing Co. (Electronic Equipment & Instruments)	107,000	48,365
	Continental Holdings Corp. (Construction & Engineering)	82,000	32,589
	Coretronic Corp. (Electronic Equipment & Instruments)	8,000	7,642
	Cosmos Bank Taiwan (Commercial Banks) (a)	145,000	42,886
	Coxon Precise Industrial Co., Ltd. (Electronic Equipment & Instruments)	15,000	27,684
	CSBC Corp. Taiwan (Machinery)	48,410	33,194
	D-Link Corp. (Communications Equipment)	70,000	42,745
	E Ink Holdings, Inc. (Electronic Equipment & Instruments)	20,000	21,833
	E.Sun Financial Holding Co., Ltd. (Commercial Banks)	485,100	274,708
	Eastern Media International Corp. (Commercial Services & Supplies) (a)	237,000	34,927
	Epistar Corp. (Semiconductors & Semiconductor Equipment)	34,000	72,608
	Eternal Chemical Co., Ltd. (Chemicals)	38,000	32,473
	Evergreen International Storage & Transport Corp. (Road & Rail)	63,000	42,876
	Evergreen Marine Corp. Taiwan, Ltd. (Marine) (a)	166,000	87,492
	Excelsior Medical Co., Ltd. (Health Care Providers & Services)	16,500	34,279
	Far Eastern International Bank (Commercial Banks)	147,476	58,360
	First Financial Holding Co., Ltd. (Commercial Banks)	722,920	447,609
	First Insurance Co., Ltd. (Insurance)	63,000	31,056
	Forhouse Corp. (Semiconductors & Semiconductor Equipment)	52,000	27,496
	Formosa Epitaxy, Inc. (Semiconductors & Semiconductor Equipment) (a)	41,000	29,932
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	82,000	78,605
	Formosan Rubber Group, Inc. (Chemicals)	52,000	37,252
	FSP Technology, Inc. (Electrical Equipment)	35,000	34,148
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	725,462	789,474
	Fwusow Industry Co., Ltd. (Food Products)	58,800	30,891
	Gemtek Technology Corp. (Communications Equipment)	36,000	38,317
	Gigabyte Technology Co., Ltd. (Computers & Peripherals)	61,000	55,665
	Gintech Energy Corp. (Semiconductors & Semiconductor Equipment) (a)	35,000	35,879
	Global Brands Manufacture, Ltd. (Electronic Equipment & Instruments)	73,257	28,989
	Gold Circuit Electronics, Ltd. (Electronic Equipment & Instruments) (a)	115,000	27,069
	Goldsun Development & Construction Co., Ltd. (Construction Materials)	145,000	58,122
	Grand Pacific Petrochemical (Chemicals)	95,000	51,691
	Green Energy Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	29,825	21,316
	HannStar Display Corp. (Electronic Equipment & Instruments) (a)	193,000	19,291
	Harvatek Corp. (Semiconductors & Semiconductor Equipment)	57,570	30,147
	Hua Nan Financial Holdings Co., Ltd. (Commercial Banks)	60,000	33,671
	Hung Poo Real Estate Development Corp. (Real Estate Management & Development)	40,000	40,255
	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	371,000	64,041
	Inventec Corp. (Computers & Peripherals)	231,840	91,744
	ITE Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	34,000	30,215
	Kindom Construction Co. (Real Estate Management & Development)	55,000	38,933
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	136,000	74,928
	King's Town Construction Co., Ltd. (Real Estate Management & Development)	25,200	26,650
	Kuoyang Construction Co., Ltd. (Real Estate Management & Development)	22,000	11,520
	Kwong Fong Industries (Textiles, Apparel & Luxury Goods)	88,000	54,787
	KYE Systems Corp. (Computers & Peripherals) (a)	71,000	25,432
	L&K Engineering Co., Ltd. (Commercial Services & Supplies)	23,000	22,362
	Lealea Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	88,580	33,995
	Leofoo Development Co. (Hotels, Restaurants & Leisure) (a)	27,000	16,395
	Li Peng Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	91,354	29,700
	Lien Hwa Industrial Corp. (Food Products)	57,000	38,112
	Lingsen Precision Industries, Ltd. (Semiconductors & Semiconductor Equipment)	52,000	30,512
	LITE-ON IT Corp. (Computers & Peripherals)	44,219	40,880
	Lite-On Technology Corp. (Computers & Peripherals)	241,690	312,074
	Macronix International (Semiconductors & Semiconductor Equipment)	414,154	138,317
	Marketech International Corp. (Electronic Equipment & Instruments)	47,000	28,540
	Masterlink Securities Corp. (Capital Markets)	102,000	32,917
	Mega Financial Holding Co., Ltd. (Commercial Banks)	952,070	734,023
	Micro-Star International Co., Ltd. (Computers & Peripherals)	92,000	45,037
	Mirle Automation Corp. (Machinery)	46,350	32,019
	Mitac International Corp. (Computers & Peripherals)	128,000	49,342
	Nan Ya Printed Circuit Board Corp. (Electronic Equipment & Instruments)	23,000	37,544
	Neo Solar Power Corp. (Semiconductors & Semiconductor Equipment) (a)	71,000	46,141
	Nien Hsing Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	37,800	26,886
¤	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,391,000	8,646,050
	Opto Technology Corp. (Semiconductors & Semiconductor Equipment)	76,000	34,223
	Pegatron Corp. (Computers & Peripherals)	201,000	261,591
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	244,000	249,714
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	25,000	48,015
	President Securities Corp. (Capital Markets)	88,580	47,896
	Qisda Corp. (Computers & Peripherals) (a)	176,000	39,927
	Radium Life Tech Co., Ltd. (Real Estate Management & Development)	60,820	42,222
	Ritek Corp. (Computers & Peripherals) (a)	299,000	39,678
	Sanyang Industry Co., Ltd. (Automobiles) (a)	80,000	54,992
	SDI Corp. (Semiconductors & Semiconductor Equipment)	42,000	30,877
	Sheng Yu Steel Co., Ltd. (Metals & Mining)	44,000	28,069
	Shih Wei Navigation Co., Ltd. (Marine)	37,000	32,123
	Shihlin Electric & Engineering Corp. (Electrical Equipment)	30,000	35,615
	Shin Kong Financial Holding Co., Ltd. (Insurance) (a)	702,000	195,655
	Shinkong Synthetic Fibers Corp. (Chemicals)	174,000	60,842
	Sigurd Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	67,000	55,427
	Silicon Integrated Systems Corp. (Semiconductors & Semiconductor Equipment) (a)	86,000	30,952
	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	3,000	4,063
	Sinon Corp. (Chemicals)	77,000	36,118
	SinoPac Financial Holdings Co., Ltd. (Commercial Banks)	625,149	263,380
	Sunrex Technology Corp. (Computers & Peripherals)	47,000	21,244
	Supreme Electronics Co., Ltd. (Electronic Equipment & Instruments)	59,000	28,178
	TA Chen Stainless Pipe (Metals & Mining)	11,000	6,042
	Ta Chong Bank, Ltd. (Commercial Banks) (a)	160,680	55,911
	TA-I Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	21,842	13,375
	Tah Hsin Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	31,000	32,308
	Taichung Commercial Bank (Commercial Banks)	157,776	53,716
	Tainan Enterprises Co., Ltd. (Textiles, Apparel & Luxury Goods)	28,000	26,316
	Tainan Spinning Co., Ltd. (Textiles, Apparel & Luxury Goods)	112,000	54,255
	Taishin Financial Holding Co., Ltd. (Commercial Banks)	655,908	252,845
	Taisun Enterprise Co., Ltd. (Food Products)	71,070	41,580
	Taiwan Business Bank (Commercial Banks) (a)	350,480	105,454
	Taiwan Cement Corp. (Construction Materials)	67,000	82,969
	Taiwan Cooperative Financial Holding (Commercial Banks)	55,000	30,489
	Taiwan Fertilizer Co., Ltd. (Chemicals)	1,263,670	3,427,150
	Taiwan Glass Industry Corp. (Building Products)	21,945	22,272
	Taiwan Land Development Corp. (Real Estate Management & Development) (a)	17,000	7,046
	Taiwan Paiho, Ltd. (Textiles, Apparel & Luxury Goods)	49,220	32,490
	Taiwan Sakura Corp. (Household Durables)	17,000	9,540
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	869,000	2,662,125
	Taiwan TEA Corp. (Food & Staples Retailing)	98,000	54,661
	Taiyen Biotech Co., Ltd. (Food Products)	46,000	35,779
	Tatung Co., Ltd. (Household Durables) (a)	219,000	56,480
	Teco Electric and Machinery Co., Ltd. (Electrical Equipment)	179,000	123,960
	Thinking Electronic Industrial Co., Ltd. (Electronic Equipment & Instruments)	35,000	34,805
	Ton Yi Industrial Corp. (Metals & Mining)	79,000	45,950
	Tong Yang Industry Co., Ltd. (Auto Components)	45,760	45,115
	Tong-Tai Machine & Tool Co., Ltd. (Machinery)	31,620	26,967
	Topoint Technology Co., Ltd. (Electronic Equipment & Instruments)	48,259	29,880
	Tung Ho Steel Enterprise Corp. (Metals & Mining)	87,000	89,037
	TYC Brother Industrial Co., Ltd. (Auto Components)	76,762	31,686
	Tycoons Group Enterprise (Machinery) (a)	156,000	29,802
	Tyntek Corp. (Semiconductors & Semiconductor Equipment) (a)	85,109	26,160
	Unimicron Technology Corp. (Electronic Equipment & Instruments)	118,000	140,689
	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,581,000	657,997
	Universal Cement Corp. (Construction Materials)	59,000	29,788
	UPC Technology Corp. (Chemicals)	72,443	39,912
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	25,000	15,437
	Walsin Lihwa Corp. (Electrical Equipment) (a)	7,861,000	2,748,742
	Walton Advanced Engineering, Inc. (Semiconductors & Semiconductor Equipment) (a)	87,000	27,453
	Wan Hai Lines, Ltd. (Marine) (a)	105,000	58,923
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment) (a)	327,000	49,083
	Wintek Corp. (Electronic Equipment & Instruments) (a)	177,000	92,686
	Wistron Corp. (Computers & Peripherals)	75,400	90,541
	WT Microelectronics Co., Ltd. (Electronic Equipment & Instruments)	7,209	9,038
	WUS Printed Circuit Co., Ltd. (Electronic Equipment & Instruments) (a)	80,000	37,798
	Yageo Corp. (Electronic Equipment & Instruments) (a)	204,000	62,007
	Yem Chio Co., Ltd. (Commercial Services & Supplies)	49,086	39,519
	Yieh Phui Enterprise Co., Ltd. (Metals & Mining)	108,120	33,675
	Young Fast Optoelectronics Co., Ltd. (Electronic Equipment & Instruments)	7,000	16,883
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	963,000	505,917
	Yuen Foong Yu Paper Manufacturing Co., Ltd. (Paper & Forest Products)	50,000	21,321
	Yulon Motor Co., Ltd. (Automobiles)	98,000	197,247
	Zig Sheng Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	82,364	29,362
			37,566,091
	Thailand 3.4%
	Advanced Info Service PCL (Wireless Telecommunication Services)	417,540	2,902,975
	Bangchak Petroleum PCL (Oil, Gas & Consumable Fuels)	73,400	58,186
	Bangkok Bank PCL (Commercial Banks)	127,800	805,497
	Bangkok Expressway PCL (Transportation Infrastructure)	67,400	64,597
	Bangkokland PCL (Real Estate Management & Development)	1,553,900	63,105
	Banpu PCL (Oil, Gas & Consumable Fuels)	11,600	147,732
	Delta Electronics Thailand PCL (Electronic Equipment & Instruments)	40,000	33,463
	Esso Thailand PCL (Oil, Gas & Consumable Fuels)	184,300	64,068
	Hana Microelectronics PCL (Electronic Equipment & Instruments)	57,800	39,247
	IRPC PCL (Oil, Gas & Consumable Fuels)	1,087,900	150,567
	Italian-Thai Development PCL (Construction & Engineering) (a)	327,400	38,292
	Kasikornbank PCL, NVDR (Commercial Banks) (g)	493,900	2,928,419
	Kiatnakin Bank PCL (Commercial Banks)	35,000	52,591
	Polyplex PCL (Containers & Packaging)	67,000	30,257
	Precious Shipping PCL (Marine)	59,500	25,517
	PTT Global Chemical PCL (Chemicals)	239,900	491,023
	PTT PCL (Oil, Gas & Consumable Fuels)	36,300	388,002
	Quality Houses PCL (Real Estate Management & Development)	748,258	47,890
	Sahaviriya Steel Industries PCL (Metals & Mining) (a)	1,232,200	24,020
	Sansiri PCL (Real Estate Management & Development)	729,900	67,820
	Sri Trang Agro-Industry PCL (Auto Components)	70,700	35,603
	Thai Airways International PCL (Airlines) (a)	116,300	81,992
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	2,413,100	5,115,490
	Thaicom PCL (Diversified Telecommunication Services) (a)	102,900	63,519
	Thanachart Capital PCL (Commercial Banks)	70,400	86,342
	Thoresen Thai Agencies PCL (Marine)	45,800	24,552
	TMB Bank PCL (Commercial Banks)	2,317,500	137,032
	TPI Polene PCL (Construction Materials)	97,000	40,653
	Vinythai PCL (Chemicals)	51,000	30,653
			14,039,104
	Turkey 1.0%
	Adana Cimento Sanayii TAS Class A (Construction Materials)	15,372	29,251
	Aksa Akrilik Kimya Sanayii (Textiles, Apparel & Luxury Goods)	13,078	34,200
	Anadolu Cam Sanayii AS (Containers & Packaging) (a)	21,699	28,493
	Anadolu Sigorta (Insurance) (a)	72,371	36,644
	Arcelik AS (Household Durables)	65,636	349,134
	Asya Katilim Bankasi AS (Commercial Banks) (a)	63,974	70,479
	Dogan Sirketler Grubu Holding AS (Industrial Conglomerates) (a)	111,747	44,767
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Pharmaceuticals)	33,519	34,689
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	99,840	122,769
	Ford Otomotiv Sanayi AS (Automobiles)	166,584	1,724,002
	Gentas Genel Metal Sanayi ve Ticaret AS (Commercial Services & Supplies)	39,557	29,273
	Global Yatirim Holding AS (Diversified Financial Services) (a)	55,866	40,099
	GSD Holding (Commercial Banks) (a)	102,720	38,293
	Ihlas Holding AS (Industrial Conglomerates) (a)	87,504	65,728
	Ipek Dogal Enerji Kaynaklari ve Uretim AS (Commercial Services & Supplies) (a)	26,426	60,285
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A (Metals & Mining) (a)	26,759	20,398
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Metals & Mining)	36,922	24,036
	KOC Holding AS (Industrial Conglomerates)	41,801	166,995
	Petkim Petrokimya Holding AS (Chemicals)	6,352	7,104
	Polyester Sanayi AS (Chemicals) (a)	47,176	32,549
	Soda Sanayii AS (Chemicals) (a)	18,955	30,480
	Tekfen Holding AS (Construction & Engineering)	14,345	52,040
	Trakya Cam Sanayi AS (Building Products) (a)	26,896	30,379
	Turk Hava Yollari (Airlines) (a)	62,036	129,785
	Turkiye Is Bankasi Class C (Commercial Banks)	203,559	638,794
	Turkiye Sise ve Cam Fabrikalari AS (Industrial Conglomerates)	55,873	77,409
	Turkiye Vakiflar Bankasi Tao (Commercial Banks)	96,933	209,264
	Vestel Elektronik Sanayi ve Ticaret AS (Household Durables) (a)	24,553	25,000
			4,152,339
	Total Common Stocks (Cost $388,298,381)		377,020,071

	Exchange Traded Funds 3.9% (h)
	India 1.0%
	PowerShares India Portfolio (Capital Markets)	216,598	4,065,544

	United States 2.9%
	iShares MSCI Emerging Markets Index Fund (Capital Markets)	152,301	6,293,078
	Vanguard Emerging Markets (Capital Markets)	133,907	5,590,617
			11,883,695
	Total Exchange Traded Funds (Cost $16,425,014)		15,949,239

	Preferred Stocks 4.0%
	Brazil 4.0%
	Banco do Estado do Rio Grande do Sul S.A. Class B 5.59% (Commercial Banks)	410,310	3,489,330
	Banco Industrial e Comercial S.A. 7.34% (Commercial Banks)	15,600	54,712
	Banco Panamericano S.A. 1.42% (Commercial Banks)	35,600	89,208
	Braskem S.A. 4.29% (Chemicals)	31,300	220,324
	Cia Ferro Ligas da Bahia - Ferbasa 2.60% (Metals & Mining)	15,311	80,057
	Cia Paranaense de Energia Class B 2.35% (Electric Utilities)	354,130	5,782,071
	Eucatex S.A. Industria e Comercio 0.43% (Paper & Forest Products)	8,300	30,707
	Forjas Taurus S.A. 5.57% (Aerospace & Defense)	49,000	65,261
	Inepar S.A. Industria e Construcoes 0.00% (Electrical Equipment)	7,200	6,961
	Suzano Papel e Celulose S.A. 4.24% (Paper & Forest Products)	84,800	222,954
	Unipar Participacoes S.A. 0.53% (Chemicals)	200,800	35,658
	Usinas Siderurgicas de Minas Gerais S.A. 0.83% (Metals & Mining)	176,400	880,586
	Vale S.A. 6.26% (Metals & Mining)	312,300	5,433,381

	Total Preferred Stocks (Cost $18,782,960)		16,391,210

		Number of Rights	Value
	Rights 0.0%‡
	Brazil 0.0%‡
	Brookfield Incorporacoes S.A. Expires 10/18/12 (Household Durables) (a)	28,123	11,931

	Malaysia 0.0%‡
	YTL Corp. Expires 10/17/12 (Multi-Utilities) (a)(c)	35,157	3,278

	Total Rights (Cost $0)		15,209

		Principal Amount	Value
	Short-Term Investment 2.6%
	Repurchase Agreement 2.6%
	United States 2.6%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $10,774,515 (Collateralized by a United States Treasury Note with rates between 1.00% and 2.375% and maturity dates between 1/15/14 and 9/30/14, with a Principal Amount of $10,860,000 and a Market Value of $10,997,825) (Capital Markets)	$10,774,506	10,774,506

	Total Short-Term Investment (Cost $10,774,506)		10,774,506

	Total Investments (Cost $434,280,861) (i)	101.5%	420,150,235
	Other Assets, Less Liabilities	(1.5)	(6,055,290)

	Net Assets	100.0%	$414,094,945

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Fair valued security. The total market value of these securities as of September 30, 2012 is $26,594, which represents less than one-tenth of a percent of the Portfolio's net assets.
(d)	Illiquid security. The total market value of this security as of September 30, 2012 is $2, which represents less than one-tenth of a percent of the Portfolio's net assets.
(e)	GDR - Global Depositary Receipt.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	NVDR - Non-Voting Depositary Receipt.
(h)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(i)	As of September 30, 2012, cost is $434,280,861 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$18,715,281
Gross unrealized depreciation	(32,845,907)
Net unrealized depreciation	$(14,130,626)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$376,996,755	$—	$23,316	$377,020,071
Exchange Traded Funds	15,949,239	—	—	15,949,239
Preferred Stocks	16,391,210	—	—	16,391,210
Rights (c)	11,931	—	3,278	15,209
Short-Term Investment
Repurchase Agreement	—	10,774,506	—	10,774,506
Total Investments in Securities	$409,349,135	$10,774,506	$26,594	$420,150,235

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $23,316 are securities listed under China within the Common Stocks section of the Portfolio of Investments.
(c)	The Level 3 security valued at $3,278 is a security listed under Malaysia within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of February 17, 2012 (inception date) and September 30, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 17, 2012 (a)	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2012
Common Stocks
China	$-	$-	$-	$(48,885)	$72,201		$-	$-	$-	$23,316	$(48,885)
Rights
Malaysia	-	-	-	-	3,278	(b)	-	-	-	3,278	3,278
Total	$-	$-	$-	$(48,885)	$75,479		$-	$-	$-	$26,594	$(45,607)

(a)	Inception Date
(b)	Position received as a result of a corporate action.

As of September 30, 2012, the Portfolio held the following foreign currencies:

	Currency		Cost		Value
Brazilian Real	BRL	35,352	USD	17,429	USD	17,439
Chilean Peso	CLP	3,293,762		6,749		6,944
Czech Koruna	CZK	709		37		36
Egyptian Pound	EGP	206		34		34
Hong Kong Dollar	HKD	1,560,313		201,233		201,225
Hungarian Forint	HUF	565		3		2
Indonesian Rupiah	IDR	28,266,085		2,952		2,954
Malaysian Ringgit	MYR	22,424		7,284		7,336
Mexican Peso	MXN	523,107		40,545		40,640
New Taiwan Dollar	TWD	18,334,909		624,103		625,477
Philippine Peso	PHP	334,803		7,954		8,026
Polish Zloty	PLN	139,083		41,867		43,414
Pound Sterling (a)	GBP	(2)		(4)		(4)
South African Rand	ZAR	57,636		7,009		6,925
South Korean Won	KRW	613,553		541		552
Thailand Baht	THB	958,170		30,961		31,130
Turkish Lira	YTL	3,357		1,870		1,868
Total			USD	990,567	USD	993,998

(a)	Currency was overdrawn as of September 30, 2012.

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 100.1% †
	Aerospace & Defense 2.7%
	Hexcel Corp. (a)	176,502	$4,239,578
	Triumph Group, Inc.	69,453	4,342,896
			8,582,474
	Air Freight & Logistics 0.9%
	Atlas Air Worldwide Holdings, Inc. (a)	55,556	2,868,356

	Airlines 0.8%
	JetBlue Airways Corp. (a)	527,370	2,526,102

	Biotechnology 7.5%
	Acorda Therapeutics, Inc. (a)	101,616	2,602,386
	BioMarin Pharmaceutical, Inc. (a)	53,136	2,139,787
	Cepheid, Inc. (a)	95,014	3,278,933
	Halozyme Therapeutics, Inc. (a)	240,545	1,818,520
	Onyx Pharmaceuticals, Inc. (a)	50,010	4,225,845
	Seattle Genetics, Inc. (a)	76,164	2,052,620
	Theravance, Inc. (a)	110,088	2,852,380
	United Therapeutics Corp. (a)	87,276	4,876,983
			23,847,454
	Capital Markets 0.6%
	Duff & Phelps Corp. Class A	135,912	1,849,762

	Chemicals 2.9%
	Georgia Gulf Corp.	78,098	2,828,710
	Huntsman Corp.	212,871	3,178,164
	Quaker Chemical Corp.	69,521	3,244,545
			9,251,419
	Commercial Banks 1.6%
	Citizens Republic Bancorp, Inc. (a)	151,946	2,940,155
	UMB Financial Corp.	45,712	2,225,260
			5,165,415
	Commercial Services & Supplies 2.8%
¤	Geo Group, Inc. (The)	185,944	5,145,071
	Waste Connections, Inc.	128,356	3,882,769
			9,027,840
	Communications Equipment 1.2%
	Riverbed Technology, Inc. (a)	170,389	3,964,952

	Computers & Peripherals 0.5%
	Fusion-io, Inc. (a)	56,875	1,721,606

	Construction & Engineering 0.7%
	Northwest Pipe Co. (a)	90,617	2,233,709

	Construction Materials 0.9%
	Texas Industries, Inc.	73,065	2,970,092

	Consumer Finance 1.3%
	Cash America International, Inc.	67,749	2,613,079
	EZCORP, Inc. Class A (a)	59,013	1,353,168
			3,966,247
	Diversified Consumer Services 0.8%
	Sotheby's	75,959	2,392,709

	Diversified Financial Services 0.5%
	KKR Financial Holdings LLC	160,392	1,611,940

	Electrical Equipment 3.0%
	General Cable Corp. (a)	82,039	2,410,306
	Regal-Beloit Corp.	63,381	4,467,093
	Thermon Group Holdings, Inc. (a)	101,390	2,533,736
			9,411,135
	Electronic Equipment & Instruments 3.5%
	Coherent, Inc. (a)	89,995	4,127,171
	DTS, Inc. (a)	41,834	973,895
	InvenSense, Inc. (a)	115,100	1,375,445
	IPG Photonics Corp. (a)	55,701	3,191,667
	Universal Display Corp. (a)	45,915	1,578,558
			11,246,736
	Energy Equipment & Services 6.0%
	Dril-Quip, Inc. (a)	40,745	2,928,750
¤	Geospace Technologies Corp. (a)	55,063	6,740,262
¤	Lufkin Industries, Inc.	111,929	6,024,019
	McDermott International, Inc. (a)	153,457	1,875,244
	Ocean Rig UDW, Inc. (a)	95,331	1,554,849
			19,123,124
	Food & Staples Retailing 2.5%
¤	Fresh Market, Inc. (The) (a)	87,487	5,247,470
	Natural Grocers by Vitamin Cottage, Inc. (a)	119,761	2,673,066
			7,920,536
	Health Care Equipment & Supplies 5.4%
	ArthroCare Corp. (a)	141,151	4,573,292
	Cooper Cos., Inc. (The)	44,409	4,194,874
	Sirona Dental Systems, Inc. (a)	87,117	4,962,184
	Thoratec Corp. (a)	94,711	3,277,001
			17,007,351
	Health Care Providers & Services 4.3%
	Air Methods Corp. (a)	39,437	4,707,595
	Catamaran Corp. (a)	27,760	2,719,647
	Centene Corp. (a)	109,300	4,088,913
	PSS World Medical, Inc. (a)	91,200	2,077,536
			13,593,691
	Health Care Technology 1.3%
	MedAssets, Inc. (a)	226,886	4,038,571

	Hotels, Restaurants & Leisure 6.2%
¤	Bally Technologies, Inc. (a)	114,779	5,668,935
	BJ's Restaurants, Inc. (a)	84,599	3,836,564
	Orient-Express Hotels, Ltd. (a)	233,700	2,079,930
	Pinnacle Entertainment, Inc. (a)	201,093	2,463,389
¤	Shuffle Master, Inc. (a)	366,986	5,802,049
			19,850,867
	Household Durables 1.5%
	Meritage Homes Corp. (a)	58,480	2,223,995
	Universal Electronics, Inc. (a)	143,497	2,522,677
			4,746,672
	Insurance 1.2%
	Validus Holdings, Ltd.	112,635	3,819,453

	Internet Software & Services 2.3%
¤	Monster Worldwide, Inc. (a)	734,532	5,384,120
	Trulia, Inc. (a)	88,076	1,886,588
			7,270,708
	IT Services 0.5%
	Sapient Corp. (a)	143,785	1,532,748

	Life Sciences Tools & Services 1.7%
	Bruker Corp. (a)	126,733	1,658,935
	PAREXEL International Corp. (a)	126,403	3,888,156
			5,547,091
	Machinery 4.1%
	Colfax Corp. (a)	72,582	2,661,582
	Gardner Denver, Inc.	30,855	1,863,951
	Terex Corp. (a)	147,023	3,319,779
	Twin Disc, Inc.	46,954	840,477
	WABCO Holdings, Inc. (a)	53,199	3,067,986
	Woodward, Inc.	40,295	1,369,224
			13,122,999
	Metals & Mining 2.2%
	RTI International Metals, Inc. (a)	162,660	3,894,080
	Titanium Metals Corp.	231,476	2,969,837
			6,863,917
	Oil, Gas & Consumable Fuels 2.3%
	Gulfport Energy Corp. (a)	71,518	2,235,652
¤	Oasis Petroleum, Inc. (a)	175,859	5,182,565
			7,418,217
	Pharmaceuticals 1.2%
	Salix Pharmaceuticals, Ltd. (a)	89,606	3,793,918

	Real Estate Investment Trusts 1.4%
	Redwood Trust, Inc.	105,236	1,521,713
	Two Harbors Investment Corp.	246,144	2,892,192
			4,413,905
	Road & Rail 1.4%
	Landstar System, Inc.	54,258	2,565,318
	Quality Distribution, Inc. (a)	188,546	1,744,051
			4,309,369
	Semiconductors & Semiconductor Equipment 4.6%
	Cavium, Inc. (a)	116,540	3,884,278
	Cymer, Inc. (a)	55,505	2,834,085
	EZchip Semiconductor, Ltd. (a)	72,907	2,230,225
	Teradyne, Inc. (a)	202,739	2,882,949
	Veeco Instruments, Inc. (a)	89,872	2,697,958
			14,529,495
	Software 7.7%
	Compuware Corp. (a)	414,038	4,103,117
	Fortinet, Inc. (a)	201,304	4,859,478
	NICE Systems, Ltd., Sponsored ADR (a)(b)	140,582	4,670,134
	Opnet Technologies, Inc.	114,695	3,907,659
	QLIK Technologies, Inc. (a)	164,025	3,675,800
	TIBCO Software, Inc. (a)	110,144	3,329,653
			24,545,841
	Specialty Retail 8.5%
	Chico's FAS, Inc.	182,647	3,307,737
	Francesca's Holdings Corp. (a)	74,897	2,301,585
¤	Genesco, Inc. (a)	164,648	10,986,961
	Sally Beauty Holdings, Inc. (a)	101,593	2,548,968
¤	Vitamin Shoppe, Inc. (a)	136,768	7,976,310
			27,121,561
	Textiles, Apparel & Luxury Goods 1.6%
	Steven Madden, Ltd. (a)	113,371	4,956,580

	Total Common Stocks (Cost $312,531,611)		318,164,562

	Total Investments (Cost $312,531,611) (c)	100.1%	318,164,562
	Other Assets, Less Liabilities	(0.1)	(370,758)
	Net Assets	100.0%	$317,793,804

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of September 30, 2012, cost is $312,531,611 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$24,121,125
Gross unrealized depreciation	(18,488,174)
Net unrealized appreciation	$5,632,951

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$318,164,562	$—	$—	$318,164,562
Total Investments in Securities	$318,164,562	$—	$—	$318,164,562

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Flexible Bond Opportunities Portfolio

Portfolio of Investments ††† September 30, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 90.0%†
	Asset-Backed Securities 1.3%
	Airlines 0.3%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22 (a)	$363,848	$365,668
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 9/1/19	23,433	24,839
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	81,870	89,852
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17	147,507	168,895
			649,254
	Home Equity 0.8%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.277%, due 10/25/36 (b)(c)	151,515	106,485
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.287%, due 5/25/37 (b)(c)	93,776	69,441
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.277%, due 4/25/37 (b)(c)	40,622	37,805
	First NLC Trust Series 2007-1, Class A1 0.287%, due 8/25/37 (b)(c)(d)	110,102	45,932
	GSAA Trust Series 2006-14, Class A1 0.267%, due 9/25/36 (b)	234,520	118,072
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.347%, due 4/25/37 (b)(c)	67,909	55,518
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.317%, due 4/25/37 (b)(c)	129,245	107,794
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.317%, due 3/25/47 (b)(c)	83,860	57,427
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.267%, due 11/25/36 (b)(c)	29,417	11,653
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.327%, due 3/25/37 (b)(c)	202,315	139,720
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.317%, due 9/25/36 (b)(c)	137,438	114,147
	Series 2006-HE8, Class A2B 0.317%, due 10/25/36 (b)(c)	57,630	30,385
	Series 2007-HE4, Class A2A 0.327%, due 2/25/37 (b)(c)	25,559	9,843
	Series 2007-NC2, Class A2FP 0.367%, due 2/25/37 (b)(c)	109,617	55,462
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)	208,591	97,801
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.307%, due 5/25/37 (b)(c)	129,259	61,277
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.297%, due 6/25/37 (b)(c)	175,314	168,409
	Series 2006-EQ2, Class A2 0.327%, due 1/25/37 (b)(c)	86,625	49,411
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.327%, due 9/25/37 (b)(c)	952,601	750,169
			2,086,751
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.747%, due 5/25/29 (b)	567,770	518,863

	Total Asset-Backed Securities (Cost $3,397,077)		3,254,868

	Convertible Bonds 4.8%
	Apparel 0.1%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (d)	175,000	174,781

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	142,000	196,581

	Auto Parts & Equipment 0.1%
	Meritor, Inc. 4.00%, due 2/15/27	350,000	262,281

	Biotechnology 0.3%
	Amgen, Inc. 0.375%, due 2/1/13	251,000	280,492
	Gilead Sciences, Inc. 1.00%, due 5/1/14	291,000	439,410
			719,902
	Coal 0.2%
	Alpha Appalachia Holdings, Inc. 3.25%, due 8/1/15	100,000	92,750
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	125,000	110,000
	Peabody Energy Corp. 4.75%, due 12/15/66	447,000	378,832
			581,582
	Computers 0.5%
	EMC Corp. 1.75%, due 12/1/13	396,000	681,863
	Mentor Graphics Corp. 4.00%, due 4/1/31	180,000	203,175
	NetApp, Inc. 1.75%, due 6/1/13	105,000	120,094
	SanDisk Corp. 1.50%, due 8/15/17	277,000	314,914
			1,320,046
	Distribution & Wholesale 0.2%
	WESCO International, Inc. 6.00%, due 9/15/29	190,000	408,144

	Electronics 0.1%
	TTM Technologies, Inc. 3.25%, due 5/15/15	303,000	308,303

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	258,000	270,739

	Environmental Controls 0.2%
	Covanta Holding Corp. 3.25%, due 6/1/14	445,000	521,484

	Food 0.0%‡
	Spartan Stores, Inc. 3.375%, due 5/15/27	29,000	28,094

	Health Care - Products 0.2%
	Teleflex, Inc. 3.875%, due 8/1/17	322,000	406,928

	Household Products & Wares 0.1%
	Jarden Corp. 1.875%, due 9/15/18 (d)	140,000	144,550

	Internet 0.2%
	Symantec Corp. 1.00%, due 6/15/13	275,000	299,235
	VeriSign, Inc. 3.25%, due 8/15/37	145,000	221,759
			520,994
	Iron & Steel 0.5%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	405,000	467,522
	ArcelorMittal 5.00%, due 5/15/14	219,000	224,475
	Steel Dynamics, Inc. 5.125%, due 6/15/14	222,000	233,238
	United States Steel Corp. 4.00%, due 5/15/14	182,000	184,844
			1,110,079
	Lodging 0.1%
	MGM Resorts International 4.25%, due 4/15/15	170,000	177,119

	Media 0.0%‡
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	69,000	65,550

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	40,000	59,625

	Miscellaneous - Manufacturing 0.2%
	Danaher Corp. (zero coupon), due 1/22/21	266,000	427,761

	Oil & Gas 0.1%
	Stone Energy Corp. 1.75%, due 3/1/17 (d)	325,000	310,984
	Transocean, Inc. Series C 1.50%, due 12/15/37	28,000	27,895
			338,879
	Oil & Gas Services 0.2%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	300,000	334,688
	Subsea 7 S.A. 3.50%, due 10/13/14	100,000	151,420
			486,108
	Pharmaceuticals 0.3%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	100,000	208,812
	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (d)	85,000	82,769
	2.75%, due 5/15/15	125,000	146,953
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	250,000	265,625
			704,159
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (d)	250,000	288,906

	Semiconductors 0.2%
	Microchip Technology, Inc. 2.125%, due 12/15/37	150,000	189,188
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	260,000	273,000
	Xilinx, Inc. 2.625%, due 6/15/17	75,000	98,531
			560,719
	Software 0.1%
	Microsoft Corp. (zero coupon), due 6/15/13 (d)	65,000	68,006
	SYNNEX Corp. 4.00%, due 5/15/18	150,000	176,344
			244,350
	Telecommunications 0.6%
	Anixter International, Inc. 1.00%, due 2/15/13	286,000	312,991
	Ciena Corp. 4.00%, due 3/15/15 (d)	130,000	140,563
	InterDigital, Inc. 2.50%, due 3/15/16	180,000	188,437
	Ixia 3.00%, due 12/15/15	14,000	16,415
	Leap Wireless International, Inc. 4.50%, due 7/15/14	1,000	958
	SBA Communications Corp.
	1.875%, due 5/1/13	233,000	355,325
	4.00%, due 10/1/14	180,000	382,275
			1,396,964
	Total Convertible Bonds (Cost $12,078,062)		11,724,628

	Corporate Bonds 64.8%
	Advertising 0.3%
	Lamar Media Corp. 7.875%, due 4/15/18	750,000	828,750

	Aerospace & Defense 2.8%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	1,200,000	1,308,000
	B/E Aerospace, Inc. 5.25%, due 4/1/22	1,150,000	1,196,000
	Ducommun, Inc. 9.75%, due 7/15/18	775,000	817,625
	TransDigm, Inc. 7.75%, due 12/15/18	1,075,000	1,187,875
¤	Triumph Group, Inc.
	8.00%, due 11/15/17	900,000	981,000
	8.625%, due 7/15/18	1,100,000	1,240,250
			6,730,750
	Agriculture 1.1%
	Bunge, Ltd. Finance Corp. 8.50%, due 6/15/19	1,015,000	1,286,019
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (d)	1,350,000	1,336,500
			2,622,519
	Airlines 2.7%
	Continental Airlines, Inc.
	7.875%, due 7/2/18	319,242	328,021
	9.798%, due 4/1/21	736,002	802,242
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 4/15/19	344,438	373,715
	Series 2010-1 Class A Pass Through Trust 6.20%, due 7/2/18	86,057	94,017
	Series 2010-2, Class B Pass Through Trust 6.75%, due 11/23/15	563,000	574,260
	12.25%, due 3/15/15 (d)	511,000	554,435
	U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23	1,075,759	1,142,994
	U.S. Airways, Inc. Series 2012-1A, Pass Through Trust 5.90%, due 4/1/26	1,879,000	1,987,043
	United Air Lines, Inc. 9.875%, due 8/1/13 (d)	667,000	682,008
			6,538,735
	Auto Manufacturers 1.4%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	1,360,000	1,448,400
	Ford Motor Co.
	6.625%, due 10/1/28	51,000	56,959
	7.45%, due 7/16/31	525,000	652,969
	Navistar International Corp. 8.25%, due 11/1/21	1,415,000	1,342,481
			3,500,809
	Auto Parts & Equipment 1.7%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19	500,000	505,000
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (d)	1,180,000	1,205,370
¤	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	1,650,000	1,827,375
	Pittsburgh Glass Works LLC 8.50%, due 4/15/16 (d)	415,000	385,950
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18	252,000	280,980
			4,204,675
	Banks 2.8%
¤	Bank of America Corp.
	5.625%, due 7/1/20	1,910,000	2,177,992
	7.625%, due 6/1/19	95,000	118,629
	CIT Group, Inc. 4.25%, due 8/15/17	600,000	622,691
	Discover Bank / Greenwood
	7.00%, due 4/15/20	1,055,000	1,270,741
	8.70%, due 11/18/19	300,000	387,356
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (b)	1,500,000	1,703,595
	PNC Funding Corp. 5.625%, due 2/1/17	495,000	569,865
			6,850,869
	Building Materials 3.1%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,452,000	1,422,960
	Boise Cascade LLC 7.125%, due 10/15/14	796,000	796,000
	Masco Corp. 7.125%, due 3/15/20	1,100,000	1,252,148
	Texas Industries, Inc. 9.25%, due 8/15/20	615,000	651,900
¤	Urbi Desarrollos Urbanos S.A.B. de C.V.
	9.50%, due 1/21/20 (d)	1,350,000	1,188,000
	9.75%, due 2/3/22 (d)	1,000,000	880,000
	USG Corp.
	6.30%, due 11/15/16	280,000	282,800
	8.375%, due 10/15/18 (d)	500,000	542,500
	9.75%, due 1/15/18	582,000	628,560
			7,644,868
	Chemicals 1.9%
	Ashland, Inc. 4.75%, due 8/15/22 (d)	950,000	971,375
	Dow Chemical Co. (The) 8.55%, due 5/15/19	596,000	799,213
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	877,000	901,118
	Huntsman International LLC 8.625%, due 3/15/21	1,240,000	1,419,800
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21	610,000	442,250
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (d)	122,000	96,685
			4,630,441
	Coal 1.1%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19	575,000	480,125
	Arch Coal, Inc. 7.25%, due 10/1/20	1,045,000	877,800
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17	763,000	829,762
	Peabody Energy Corp. 7.375%, due 11/1/16	475,000	537,938
			2,725,625
	Commercial Services 2.9%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	8.25%, due 1/15/19	677,000	737,084
	9.625%, due 3/15/18	1,075,000	1,193,250
	Ford Holdings LLC 9.30%, due 3/1/30	28,000	38,080
	Geo Group, Inc. (The) 6.625%, due 2/15/21	277,000	296,390
	Hertz Corp. (The) 7.375%, due 1/15/21	1,570,000	1,687,750
	Iron Mountain, Inc.
	7.75%, due 10/1/19	322,000	362,250
	8.375%, due 8/15/21	1,077,000	1,192,777
	United Rentals North America, Inc. 8.375%, due 9/15/20	1,548,000	1,656,360
			7,163,941
	Computers 0.8%
	NCR Corp. 5.00%, due 7/15/22 (d)	1,450,000	1,464,500
	SunGard Data Systems, Inc.
	7.625%, due 11/15/20	325,000	352,625
	10.25%, due 8/15/15	128,000	131,200
			1,948,325
	Diversified Financial Services 0.3%
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (b)	€277,000	336,203
	General Electric Capital Corp. 6.50%, due 9/15/67 (b)	£185,000	293,331
			629,534
	Electric 3.0%
	Calpine Corp. 7.875%, due 7/31/20 (d)	$1,500,000	1,638,750
	CMS Energy Corp. 8.75%, due 6/15/19	907,000	1,177,339
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (d)	1,494,000	1,742,655
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	800,000	900,000
	NRG Energy, Inc. 8.50%, due 6/15/19	1,405,000	1,517,400
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (b)	189,000	201,285
			7,177,429
	Entertainment 0.8%
	Isle of Capri Casinos, Inc. 7.75%, due 3/15/19	725,000	779,375
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (d)	185,000	168,350
	Pinnacle Entertainment, Inc. 8.75%, due 5/15/20	975,000	1,076,156
			2,023,881
	Environmental Controls 0.1%
	EnergySolutions, Inc. / EnergySolutions LLC 10.75%, due 8/15/18	125,000	114,063

	Finance - Auto Loans 0.8%
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20	1,584,000	1,990,088

	Finance - Consumer Loans 1.0%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)	500,000	491,875
	SLM Corp.
	4.75%, due 3/17/14	€185,000	241,221
	6.25%, due 1/25/16	$92,000	99,820
	7.25%, due 1/25/22	625,000	700,000
	8.00%, due 3/25/20	492,000	568,260
	8.45%, due 6/15/18	250,000	292,804
			2,393,980
	Finance - Credit Card 0.9%
	American Express Co. 6.80%, due 9/1/66 (b)	486,000	520,020
	Capital One Capital III 7.686%, due 8/1/66	1,703,000	1,728,545
			2,248,565
	Finance - Other Services 0.6%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 7.75%, due 1/15/16	1,420,000	1,480,350

	Food 0.8%
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (d)	432,000	430,920
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,284,000	1,444,500
			1,875,420
	Forest Products & Paper 0.6%
	Domtar Corp. 10.75%, due 6/1/17	166,000	216,065
	International Paper Co. 7.30%, due 11/15/39	157,000	207,823
	MeadWestvaco Corp. 7.375%, due 9/1/19	900,000	1,141,707
			1,565,595
	Health Care - Products 0.8%
	Alere, Inc. 8.625%, due 10/1/18	277,000	290,850
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18 (d)	1,650,000	1,744,875
			2,035,725
	Health Care - Services 0.6%
	HCA, Inc. 7.50%, due 2/15/22	1,350,000	1,528,875

	Home Builders 3.6%
	Beazer Homes USA, Inc.
	6.875%, due 7/15/15	1,375,000	1,381,875
	8.125%, due 6/15/16	186,000	194,370
¤	K Hovnanian Enterprises, Inc.
	7.25%, due 10/15/20 (d)	1,080,000	1,107,000
	10.625%, due 10/15/16	1,298,000	1,407,519
¤	KB Home 8.00%, due 3/15/20	1,925,000	2,131,937
	Lennar Corp. 6.95%, due 6/1/18	46,000	50,830
	MDC Holdings, Inc. 5.625%, due 2/1/20	157,000	171,729
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,150,000	1,282,250
	Standard Pacific Corp. 8.375%, due 5/15/18	885,000	1,021,069
			8,748,579
	Household Products & Wares 1.4%
	Jarden Corp.
	7.50%, due 5/1/17	325,000	372,125
	7.50%, due 1/15/20	977,000	1,079,585
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	7.875%, due 8/15/19	475,000	513,000
	8.50%, due 5/15/18	625,000	634,375
	9.875%, due 8/15/19	826,000	878,657
			3,477,742
	Insurance 2.6%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)	162,000	170,910
	American International Group, Inc.
	4.875%, due 3/15/67 (b)	€1,300,000	1,398,262
	Series A2 5.75%, due 3/15/67 (b)	£50,000	71,697
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)	$1,295,000	1,379,175
	Farmers Exchange Capital 7.20%, due 7/15/48 (d)	137,000	160,722
	Liberty Mutual Group, Inc.
	7.80%, due 3/15/37 (d)	102,000	110,670
	10.75%, due 6/15/88 (b)(d)	987,000	1,431,150
	Lincoln National Corp. 7.00%, due 5/17/66 (b)	1,407,000	1,422,829
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (d)	46,000	60,941
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)	138,000	149,040
			6,355,396
	Iron & Steel 0.9%
	AK Steel Corp. 7.625%, due 5/15/20	800,000	700,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	157,000	187,371
	United States Steel Corp.
	7.00%, due 2/1/18	650,000	651,625
	7.50%, due 3/15/22	600,000	592,500
			2,131,496
	Leisure Time 0.1%
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	92,000	113,928

	Lodging 1.5%
	Caesars Entertainment Operating Co., Inc. 10.00%, due 12/15/18	1,250,000	813,062
	MGM Resorts International
	6.75%, due 10/1/20 (d)	1,194,000	1,194,000
	8.625%, due 2/1/19 (d)	475,000	517,750
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	900,000	1,001,250
			3,526,062
	Machinery - Diversified 0.7%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	800,000	872,000
	CNH America LLC 7.25%, due 1/15/16	748,000	839,630
			1,711,630
	Media 2.1%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	7.00%, due 1/15/19	222,000	240,315
	7.25%, due 10/30/17	500,000	545,000
	Cequel Communications Holdings I LLC / Cequel Capital Corp. 8.625%, due 11/15/17 (d)	212,000	226,310
	Clear Channel Communications, Inc. 9.00%, due 3/1/21	1,080,000	961,200
	Clear Channel Worldwide Holdings, Inc. 9.25%, due 12/15/17	798,000	859,845
	COX Communications, Inc. 6.95%, due 6/1/38 (d)	509,000	658,097
	DISH DBS Corp.
	6.75%, due 6/1/21	1,400,000	1,526,000
	7.125%, due 2/1/16	185,000	204,425
			5,221,192
	Metal Fabricate & Hardware 0.2%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	457,000	516,410

	Mining 0.9%
	Alcoa, Inc. 6.15%, due 8/15/20	724,000	798,983
	Aleris International, Inc. 7.625%, due 2/15/18	924,000	981,750
	Century Aluminum Co. 8.00%, due 5/15/14	500,000	506,250
			2,286,983
	Miscellaneous - Manufacturing 1.1%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	401,000	407,015
	Amsted Industries, Inc. 8.125%, due 3/15/18 (d)	1,280,000	1,382,400
	GE Capital Trust I 6.375%, due 11/15/67 (b)	475,000	501,719
	Polypore International, Inc. 7.50%, due 11/15/17	285,000	307,087
			2,598,221
	Office Furnishings 0.5%
	Interface, Inc. 7.625%, due 12/1/18	1,164,000	1,262,940

	Oil & Gas 4.3%
	Berry Petroleum Co. 6.75%, due 11/1/20	752,000	800,880
	Chesapeake Energy Corp.
	6.625%, due 8/15/20 (e)	555,000	572,344
	6.875%, due 8/15/18	600,000	624,000
	Concho Resources, Inc.
	6.50%, due 1/15/22	500,000	551,250
	7.00%, due 1/15/21	623,000	697,760
	Denbury Resources, Inc.
	6.375%, due 8/15/21	185,000	200,725
	8.25%, due 2/15/20	525,000	591,937
	Frontier Oil Corp. 6.875%, due 11/15/18	129,000	137,385
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	7.625%, due 4/15/21 (d)	277,000	304,700
	8.00%, due 2/15/20 (d)	700,000	778,750
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19 (d)	850,000	850,000
	7.75%, due 2/1/21	185,000	195,638
	8.625%, due 4/15/20	425,000	465,375
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,222,000	1,344,932
	Swift Energy Co.
	7.125%, due 6/1/17	500,000	517,500
	8.875%, due 1/15/20	1,042,000	1,125,360
	Valero Energy Corp. 6.125%, due 2/1/20	509,000	618,253
			10,376,789
	Oil & Gas Services 1.2%
	Basic Energy Services, Inc.
	7.125%, due 4/15/16	475,000	479,750
	7.75%, due 2/15/19	625,000	640,625
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	293,000	307,650
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (d)	214,000	223,363
	Hornbeck Offshore Services, Inc.
	5.875%, due 4/1/20	84,000	85,470
	8.00%, due 9/1/17	1,185,000	1,275,356
			3,012,214
	Packaging & Containers 0.4%
	Sealed Air Corp. 8.125%, due 9/15/19 (d)	935,000	1,040,188

	Pipelines 2.9%
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,100,000	1,248,500
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	1,325,000	1,424,918
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	752,000	814,040
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	463,000	577,145
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	463,000	546,963
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	1,050,000	1,120,875
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	6.375%, due 8/1/22 (d)	500,000	530,000
	7.875%, due 10/15/18	800,000	876,000
			7,138,441
	Real Estate Investment Trusts 0.3%
	Host Hotels & Resorts, L.P. 5.875%, due 6/15/19	750,000	825,000

	Retail 2.0%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	1,360,000	1,414,400
	6.50%, due 5/20/21	168,000	176,400
	AutoNation, Inc. 6.75%, due 4/15/18	830,000	932,712
	CVS Caremark Corp. 4.75%, due 5/18/20	1,305,000	1,526,712
	Ferrellgas Partners, L.P. / Ferrellgas Partners Finance Corp. 8.625%, due 6/15/20	360,000	348,300
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.50%, due 10/1/18 (d)	428,000	457,960
			4,856,484
	Semiconductors 0.5%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (d)	1,066,000	1,159,275

	Software 1.0%
¤	First Data Corp.
	7.375%, due 6/15/19 (d)	2,042,000	2,105,812
	8.875%, due 8/15/20 (d)	320,000	348,800
			2,454,612
	Telecommunications 3.4%
	CommScope, Inc. 8.25%, due 1/15/19 (d)	1,720,000	1,857,600
	Frontier Communications Corp. 8.50%, due 4/15/20	686,000	775,180
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,398,000	1,548,285
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	314,000	339,120
	Nextel Communications, Inc. 5.95%, due 3/15/14	870,000	872,175
¤	Sprint Capital Corp.
	6.90%, due 5/1/19	738,000	765,675
	8.75%, due 3/15/32	1,330,000	1,376,550
	ViaSat, Inc. 8.875%, due 9/15/16	620,000	664,950
			8,199,535
	Toys, Games & Hobbies 0.2%
	Hasbro, Inc. 6.30%, due 9/15/17	395,000	463,226

	Transportation 0.1%
	PHI, Inc. 8.625%, due 10/15/18	151,000	158,173
	Total Corporate Bonds (Cost $153,590,597)		158,088,328

	Foreign Bonds 2.1%
	El Salvador 0.0%‡
	Republic of El Salvador
	7.65%, due 6/15/35	37,000	41,348
	8.25%, due 4/10/32 (d)	37,000	43,937
			85,285
	Germany 0.1%
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	€166,000	200,252

	Portugal 0.8%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	2,000,000	1,836,850

	United Kingdom 1.2%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£401,000	803,525
	EGG Banking PLC 7.50%, due 5/29/49 (b)	1,127,000	1,835,166
	Rexam PLC 6.75%, due 6/29/67 (b)	€222,000	287,050
			2,925,741
	Total Foreign Bonds (Cost $4,389,635)		5,048,128

	Loan Assignments & Participations 2.3% (f)
	Chemicals, Plastics & Rubber 0.7%
	Ascend Performance Materials LLC Term Loan B 6.75%, due 4/10/18	$1,641,750	1,642,264

	Commercial Services 0.4%
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	987,500	990,381

	Finance - Consumer Loans 0.4%
	Springleaf Financial Funding Company Term Loan 5.50%, due 5/10/17	1,000,000	978,250

	Retail 0.4%
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.75%, due 5/16/18	1,000,000	1,004,205

	Telecommunications 0.4%
	MetroPCS Wireless, Inc. Incremental Term Loan B3 4.00%, due 3/16/18	984,987	983,756

	Total Loan Assignments & Participations (Cost $5,578,710)		5,598,856

	Mortgage-Backed Securities 0.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.77%, due 11/25/35 (g)	104,624	88,578
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (b)	42,303	37,681
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.228%, due 11/25/36 (g)	52,200	41,408
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.614%, due 7/25/36 (g)	65,069	55,514

	Total Mortgage-Backed Securities (Cost $227,006)		223,181

	Municipal Bond 0.1%
	New York 0.1%
	New York City Industrial Development Agency Special Facilities Revenue Series A 8.00%, due 8/1/12 (a)(h)	320,000	320,000

	Total Municipal Bond (Cost $325,859)		320,000

	U.S. Government & Federal Agencies 2.0%
¤	United States Treasury Inflation-Indexed Notes 2.0%
	1.125%, due 1/15/21	2,618,725	3,100,120
	1.25%, due 7/15/20	1,556,717	1,861,129
			4,961,249
	Total U.S. Government & Federal Agencies (Cost $4,333,500)		4,961,249

	Yankee Bonds 12.5% (i)
	Banks 1.4%
	Barclays Bank PLC 5.14%, due 10/14/20	463,000	472,414
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	1,095,000	1,196,287
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (b)(d)	248,000	299,413
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	1,194,000	1,372,145
			3,340,259
	Building Materials 1.1%
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (d)	1,000,000	997,700
	Desarrolladora Homex S.A.B. de C.V. 9.50%, due 12/11/19 (d)	1,300,000	1,326,000
	Holcim U.S. Finance Sarl & Cie SCS 6.00%, due 12/30/19 (d)	370,000	410,773
			2,734,473
	Electric 0.3%
	InterGen N.V. 9.00%, due 6/30/17 (d)	755,000	726,688

	Engineering & Construction 0.5%
	BAA Funding, Ltd. 4.875%, due 7/15/23 (d)	1,100,000	1,165,864

	Finance - Leasing Companies 0.5%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)	1,225,000	1,125,389

	Food 1.2%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	1,387,000	1,497,830
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	350,000	357,000
	Minerva Luxembourg S.A. 12.25%, due 2/10/22 (d)	830,000	957,571
			2,812,401
	Forest Products & Paper 0.0%‡
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (d)	185,000	106,375

	Insurance 0.1%
	Oil Insurance, Ltd. 3.443%, due 12/29/49 (b)(d)	148,000	129,358
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(d)	129,000	131,257
			260,615
	Iron & Steel 0.5%
	APERAM 7.375%, due 4/1/16 (d)	1,295,000	1,107,225

	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	600,000	673,500

	Machinery - Construction & Mining 0.1%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (d)	364,000	373,555

	Mining 2.6%
	FMG Resources August 2006 Pty, Ltd.
	6.875%, due 2/1/18 (d)	400,000	372,000
	8.25%, due 11/1/19 (d)	1,000,000	970,000
¤	Novelis, Inc.
	8.375%, due 12/15/17	766,000	836,855
	8.75%, due 12/15/20	1,302,000	1,441,965
	Teck Resources, Ltd.
	2.50%, due 2/1/18	991,000	995,323
	10.75%, due 5/15/19	150,000	180,765
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	1,640,000	1,590,800
			6,387,708
	Oil & Gas 1.9%
	ENI S.p.A. 4.15%, due 10/1/20 (d)	370,000	372,553
	OGX Austria GmbH 8.50%, due 6/1/18 (d)	1,595,000	1,435,500
	Petrobras International Finance Co. 5.375%, due 1/27/21	1,165,000	1,312,688
	Precision Drilling Corp.
	6.50%, due 12/15/21	487,000	519,873
	6.625%, due 11/15/20	882,000	939,330
			4,579,944
	Oil & Gas Services 0.3%
	Cie Generale de Geophysique - Veritas
	6.50%, due 6/1/21	200,000	206,000
	9.50%, due 5/15/16	600,000	648,000
			854,000
	Savings & Loans 0.6%
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (d)	1,450,000	1,452,698

	Telecommunications 0.6%
	Intelsat Luxembourg S.A.
	11.25%, due 2/4/17	185,000	195,637
	11.50%, due 2/4/17 (j)	1,150,000	1,219,000
			1,414,637
	Transportation 0.5%
	CHC Helicopter S.A. 9.25%, due 10/15/20	1,233,000	1,266,907

	Total Yankee Bonds (Cost $29,763,437)		30,382,238

	Total Long-Term Bonds (Cost $213,683,883)		219,601,476

		Shares	Value
	Common Stocks 0.4%
	Auto Manufacturers 0.2%
	General Motors Co. (k)	20,270	461,143

	Banks 0.2%
	CIT Group, Inc. (k)	1,475	58,100
	Citigroup, Inc.	16,000	523,520
			581,620
	Building Materials 0.0%‡
	U.S. Concrete, Inc. (k)(l)	4,455	28,868

	Total Common Stocks (Cost $1,400,149)		1,071,631

	Convertible Preferred Stocks 1.3%
	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	4,650	173,352

	Auto Parts & Equipment 0.1%
¤	Goodyear Tire & Rubber Co. (The) 5.88%	5,100	225,267

	Banks 0.6%
¤	Bank of America Corp. 7.25% Series L	400	436,000
	Citigroup, Inc. 7.50%	4,800	465,504
	Wells Fargo & Co. 7.50% Series L	400	495,200
			1,396,704
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	2,600	326,612

	Insurance 0.1%
	Hartford Financial Services Group, Inc. 7.25%	8,300	158,530
	MetLife, Inc. 5.00%	2,025	139,806
			298,336
	Media 0.1%
	Nielsen Holdings N.V. 6.25%	2,500	140,860

	Oil & Gas 0.2%
	Apache Corp. 6.00%	11,800	574,070
	Sanchez Energy Corp. (d) 4.88%	1,500	82,120
			656,190
	Total Convertible Preferred Stocks (Cost $3,472,470)		3,217,321

		Number of Warrants	Value
	Warrants 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (k)	7,425	102,316
	Strike Price $18.33 Expires 7/10/19 (k)	7,425	61,331

	Total Warrants (Cost $299,155)		163,647

		Principal Amount	Value
	Short-Term Investment 6.8%
	Repurchase Agreement 6.8%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $16,488,529 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $16,620,000 and a Market Value of $16,821,368)	$16,488,515	16,488,515

	Total Short-Term Investment (Cost $16,488,515)		16,488,515

	Total Investments (Cost $235,344,172) (o)	98.6%	240,542,590
	Other Assets, Less Liabilities	1.4	3,323,760

	Net Assets	100.0%	$243,866,350

		Contracts Long	Unrealized Appreciation (Depreciation) (m)
	Futures Contracts (0.1%)

	United States Treasury Bond December 2012 (30 Year) (n)	115	$(51,498)

	Total Futures Contracts Long (Settlement Value $17,178,125)		(51,498)

		Contracts Short

	United States Treasury Note December 2012 (10 Year) (n)	(150)	(115,219)
	United States Treasury Note December 2012 (5 Year) (n)	(390)	(195,975)

	Total Futures Contracts Short (Settlement Value $68,629,453)		(311,194)

	Total Futures Contracts (Settlement Value $51,451,328)		$(362,692)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of September 30, 2012 is $1,968,679, which represents 0.8% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Security, or a portion thereof, is maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of September 30, 2012. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(g)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2012.
(h)	Interest on this security is subject to alternative minimum tax.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(k)	Non-income producing security.
(l)	Illiquid security. The total market value of this security as of September 30, 2012 is $28,868, which represents less than one-tenth of a percent of the Portfolio's net assets.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2012.
(n)	At September 30, 2012, cash in the amount of $154,100 is on deposit with broker for futures transactions.
(o)	As of September 30, 2012, cost is $235,352,244 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,918,310
Gross unrealized depreciation	(4,727,964)
Net unrealized appreciation	$5,190,346

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

As of September 30, 2012, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	10/25/12	Chase Manhattan Frankfurt	EUR	3,479,000	USD	4,476,951	USD	5,257
Pound Sterling vs. U.S. Dollar	10/25/12	JPMorgan Chase Bank	GBP	1,877,000		3,015,682		(15,088)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(9,831)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,254,868	$—	$3,254,868
Convertible Bonds	—	11,724,628	—	11,724,628
Corporate Bonds	—	158,088,328	—	158,088,328
Foreign Bonds	—	5,048,128	—	5,048,128
Loan Assignments & Participations	—	5,598,856	—	5,598,856
Mortgage-Backed Securities	—	223,181	—	223,181
Municipal Bond	—	320,000	—	320,000
U.S. Government & Federal Agencies	—	4,961,249	—	4,961,249
Yankee Bonds	—	30,382,238	—	30,382,238
Total Long-Term Bonds	—	219,601,476	—	219,601,476
Common Stocks	1,071,631	—	—	1,071,631
Convertible Preferred Stocks	3,217,321	—	—	3,217,321
Warrants	163,647	—	—	163,647
Short-Term Investment
Repurchase Agreement	—	16,488,515	—	16,488,515
Total Investments in Securities	4,452,599	236,089,991	—	240,542,590
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	5,257	—	5,257
Total Investments in Securities and Other Financial Instruments	$4,452,599	$236,095,248	$—	$240,547,847

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(15,088)	$—	$(15,088)
Futures Contracts Long (b)	(51,498)	—	—	(51,498)
Futures Contracts Short (b)	(311,194)	—	—	(311,194)
Total Other Financial Instruments	$(362,692)	$(15,088)	$—	$(377,780)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of December 31, 2011 and September 30, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of September 30, 2012, the Portfolio held the following foreign currencies:

		Currency		Cost		Value
Euro	EUR	12,811	USD	16,807	USD	16,463
Pound Sterling	GBP	7,722		12,539		12,470
Total			USD	29,346	USD	28,933

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 91.7%†
	Corporate Bonds 7.9%
	Aerospace & Defense 0.7%
	Oshkosh Corp. 8.25%, due 3/1/17	$1,600,000	$1,760,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	435,000	473,062
¤	TransDigm, Inc. 7.75%, due 12/15/18	2,500,000	2,762,500
			4,995,562
	Automobile 0.2%
	Dana Holding Corp. 6.50%, due 2/15/19	400,000	426,000
	UR Merger Sub Corp. 5.75%, due 7/15/18 (a)	800,000	845,000
			1,271,000
	Beverage, Food & Tobacco 0.3%
	Constellation Brands, Inc. 6.00%, due 5/1/22	1,200,000	1,365,000
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	750,000	784,688
			2,149,688
	Broadcasting & Entertainment 1.5%
	CSC Holdings LLC 8.625%, due 2/15/19	700,000	829,500
	Gray Television, Inc. 7.50%, due 10/1/20 (a)	1,600,000	1,592,000
	National CineMedia LLC 6.00%, due 4/15/22 (a)	2,785,000	2,938,175
	Scientific Games International, Inc. 6.25%, due 9/1/20 (a)	2,000,000	2,010,000
	Sinclair Television Group, Inc. 8.375%, due 10/15/18	3,000,000	3,307,500
			10,677,175
	Buildings & Real Estate 0.4%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	850,000	930,750
	6.875%, due 8/15/18 (a)	1,200,000	1,287,000
	CBRE Services, Inc. 6.625%, due 10/15/20	900,000	983,250
			3,201,000
	Chemicals, Plastics & Rubber 0.7%
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	2,500,000	2,568,750
	Huntsman International LLC 5.50%, due 6/30/16	1,000,000	1,005,000
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	150,000	154,500
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	1,500,000	1,485,000
			5,213,250
	Containers, Packaging & Glass 0.7%
	Ball Corp. 5.00%, due 3/15/22	1,250,000	1,309,375
	Berry Plastics Corp. 4.264%, due 9/15/14 (b)	500,000	496,250
	Crown Americas LLC / Crown Americas Capital Corp. III 6.25%, due 2/1/21	1,500,000	1,672,500
	Greif, Inc. 7.75%, due 8/1/19	650,000	750,750
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 9.875%, due 8/15/19	800,000	851,000
			5,079,875
	Diversified Natural Resources, Precious Metals & Minerals 0.3%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	700,000	768,250
	Boise Paper Holdings LLC / Boise Finance Co. 9.00%, due 11/1/17	1,000,000	1,100,000
			1,868,250
	Healthcare, Education & Childcare 0.1%
¤	Grifols, Inc. 8.25%, due 2/1/18	692,000	764,660

	Hotels, Motels, Inns & Gaming 0.2%
	Ameristar Casinos, Inc. 7.50%, due 4/15/21	1,200,000	1,290,000

	Machinery 0.4%
	SPX Corp. 6.875%, due 9/1/17	2,750,000	3,073,125

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	CONSOL Energy, Inc. 8.00%, due 4/1/17	3,000,000	3,135,000

	Oil & Gas 1.0%
	Chesapeake Energy Corp. 6.125%, due 2/15/21	3,083,000	3,106,122
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	788,000	894,380
	Forest Oil Corp. 7.25%, due 6/15/19	3,000,000	2,977,500
			6,978,002
	Software 0.3%
	First Data Corp. 6.75%, due 11/1/20 (a)	2,610,000	2,593,688

	Telecommunications 0.7%
	GCI, Inc. 6.75%, due 6/1/21	1,750,000	1,750,000
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	3,000,000	3,142,500
			4,892,500
	Total Corporate Bonds (Cost $54,265,496)		57,182,775

	Floating Rate Loans 78.0% (c)
	Aerospace & Defense 2.7%
	Aeroflex, Inc. Term Loan B 5.75%, due 5/9/18	3,001,435	2,990,180
	Booz Allen Hamilton, Inc. New Term Loan B 4.50%, due 7/31/19	5,500,000	5,521,769
	SI Organization, Inc. (The) New Term Loan B 4.50%, due 11/22/16	2,800,125	2,744,122
	Spirit Aerosystems, Inc. Term Loan B 3.75%, due 4/18/19	3,283,500	3,294,444
¤	TransDigm, Inc. New Term Loan B 4.00%, due 2/14/17	4,383,596	4,405,514
	Wesco Aircraft Hardware Corp. New Term Loan B 4.25%, due 4/7/17	920,918	921,685
			19,877,714
	Automobile 5.3%
	Allison Transmission, Inc. Extended Term Loan B2 3.72%, due 8/7/17	5,050,078	5,046,290
	Capital Automotive, L.P. New Term Loan B 5.25%, due 3/10/17	5,769,409	5,798,256
	Chrysler Group LLC Term Loan B 6.00%, due 5/24/17	3,945,038	4,019,007
	Federal-Mogul Corp.
	Term Loan C 2.159%, due 12/28/15	1,636,488	1,594,407
	Term Loan B 2.166%, due 12/29/14	2,255,015	2,197,030
	FleetPride Corp. New Term Loan 6.75%, due 12/6/17	1,990,000	2,004,925
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	6,150,000	6,193,561
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	3,760,894	3,771,864
	Key Safety Systems, Inc. 1st Lien Term Loan 2.58%, due 3/8/14	1,416,194	1,395,836
	Metaldyne Co. LLC New Term Loan B 5.25%, due 5/18/17	2,955,000	2,995,631
	Tomkins LLC New Term Loan B 4.25%, due 9/29/16	3,122,673	3,133,602
			38,150,409
	Beverage, Food & Tobacco 2.9%
	American Seafoods Group LLC New Term Loan B 4.25%, due 3/16/18 (d)	1,435,245	1,410,128
	Dean Foods Co. Extended Term Loan B2 3.47%, due 4/2/17	4,310,438	4,290,683
	Del Monte Foods Co. Term Loan 4.50%, due 3/8/18	4,161,837	4,149,696
	Dole Food Co., Inc. Term Loan B2 5.036%, due 7/6/18	2,461,326	2,467,480
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	6,095,831	6,130,120
	Pinnacle Foods Finance LLC
	Term Loan E 4.75%, due 10/17/18	2,061,152	2,061,152
	Term Loan F 4.75%, due 10/17/18	847,875	848,405
			21,357,664
	Broadcasting & Entertainment 5.1%
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	3,930,000	3,943,755
	Cequel Communications LLC Term Loan B 4.00%, due 2/14/19	3,184,000	3,189,970
	Charter Communications Operating LLC Extended Term Loan C 3.47%, due 9/6/16	283,211	283,211
	CSC Holdings, Inc. Incremental B2 Term Loan 1.966%, due 3/29/16	2,003,281	2,000,220
	Cumulus Media, Inc. First Lien Term Loan 5.75%, due 9/17/18	3,473,946	3,486,352
	Gray Television, Inc. Term Loan B 3.74%, due 12/31/14	3,929,413	3,915,659
	Hubbard Radio LLC
	Term Loan B 5.25%, due 4/28/17	1,811,650	1,827,502
	2nd Lien Term Loan 8.75%, due 4/30/18	500,000	505,000
	MCC Iowa LLC Tranche D1 Term Loan 1.94%, due 1/30/15	1,885,000	1,842,587
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	733,125	725,794
	Univision Communications, Inc. Extended Term Loan 4.466%, due 3/31/17	3,076,808	3,043,477
	Weather Channel New Term Loan B 4.25%, due 2/13/17	6,222,624	6,253,737
	WideOpenWest Finance LLC New 1st Lien Term Loan 6.25%, due 7/17/18	5,985,000	6,027,847
			37,045,111
	Buildings & Real Estate 1.2%
	Armstrong World Industries, Inc. New Term Loan B 4.00%, due 3/9/18	4,840,048	4,840,048
	CB Richard Ellis Services, Inc. Term Loan D 3.721%, due 9/4/19	3,555,000	3,549,074
	Central Parking Corp.
	Letter of Credit Term Loan 2.50%, due 5/22/14	94,828	92,931
	Term Loan 4.50%, due 5/22/14	253,696	248,622
	Realogy Corp. Letter of Credit 3.246%, due 10/10/13	115,373	110,181
			8,840,856
	Cargo Transport 1.0%
	RailAmerica, Inc. Term Loan B 4.00%, due 3/1/19	3,233,750	3,231,729
	Swift Transportation Co., Inc.
	New Term Loan B1 3.977%, due 12/21/16	1,354,286	1,356,656
	New Term Loan B2 5.00%, due 12/21/17	2,941,715	2,951,519
			7,539,904
	Chemicals, Plastics & Rubber 2.4%
	Ashland, Inc. Term Loan B 3.75%, due 8/23/18	1,707,698	1,717,789
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	3,513,726	3,511,530
	Huntsman International LLC
	Non-Extended Term Loan B 1.83%, due 4/21/14	475,733	475,139
	Extended Term Loan B 2.795%, due 4/19/17	1,604,640	1,594,324
	Ineos US Finance LLC 6 Year Term Loan 6.50%, due 5/4/18	2,985,000	3,011,119
	Momentive Specialty Chemicals, Inc. Extended Term Loan C-7B 4.125%, due 5/5/15	984,416	949,961
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	6,028,021	5,996,940
			17,256,802
	Containers, Packaging & Glass 1.5%
	Berry Plastics Holding Corp. Term Loan C 2.216%, due 4/3/15	3,932,706	3,903,210
	BWAY Corp.
	Replacement Term Loan B 4.25%, due 2/23/18	3,400,692	3,403,525
	Canadian Term Loan C 4.25%, due 2/23/18	342,726	343,011
	Reynolds Group Holdings, Inc. Term Loan C 6.50%, due 8/9/18	2,431,597	2,443,755
	Sealed Air Corp. Term Loan B 4.75%, due 10/3/18	784,000	787,640
			10,881,141
	Diversified/Conglomerate Manufacturing 1.4%
	Colfax Corp. Term Loan B 4.50%, due 1/11/19	6,082,794	6,113,208
	Sensus USA, Inc.
	1st Lien Term Loan 4.75%, due 5/9/17	1,477,500	1,479,347
	2nd Lien Term Loan 8.50%, due 5/9/18	200,000	199,250
	Terex Corp. Term Loan B 5.50%, due 4/28/17	1,089,000	1,089,907
	Veyance Technologies, Inc.
	Delayed Draw Term Loan 2.47%, due 7/31/14	119,063	117,277
	Initial Term Loan 2.47%, due 7/31/14	831,250	818,781
			9,817,770
	Diversified/Conglomerate Service 6.2%
	Acosta, Inc. Term Loan B 5.75%, due 3/1/18	4,655,833	4,668,404
	Advantage Sales & Marketing, Inc.
	Term Loan B 5.25%, due 12/18/17	3,457,405	3,453,948
	2nd Lien Term Loan 9.25%, due 6/18/18	1,000,000	999,167
	Brickman Group Holdings, Inc. New Term Loan B 5.50%, due 10/14/16	3,191,903	3,207,863
	Brock Holdings III, Inc.
	New Term Loan B 6.012%, due 3/16/17	1,433,382	1,447,716
	New 2nd Lien Term Loan 10.00%, due 3/16/18	750,000	748,125
	Dealer Computer Services, Inc. New Term Loan B 3.75%, due 4/20/18	2,633,893	2,638,284
	Emdeon, Inc. Term Loan B1 5.00%, due 11/2/18	2,286,510	2,298,658
	First Data Corp. Extended 2017 U.S. Term Loan 5.217%, due 3/24/17	4,003,173	3,928,114
	Genesys Telecom Holdings U.S., Inc. Term Loan B 6.75%, due 1/31/19	2,902,116	2,926,300
	Kronos, Inc. Tranche C Term Loan 6.25%, due 12/28/17	1,488,750	1,505,964
	ServiceMaster Co. Extended Term Loan 4.48%, due 1/31/17	4,368,627	4,382,279
	Sophia, L.P. Term Loan B 6.25%, due 7/19/18	1,177,256	1,189,911
	SunGard Data Systems, Inc.
	Term Loan B 3.906%, due 2/26/16	1,762,093	1,764,295
	Term Loan C 3.978%, due 2/28/17	3,001,996	3,009,501
	Travelport LLC Extended Dollar Term Loan 4.855%, due 8/21/15 (d)	3,000,000	2,851,251
	Verint Systems, Inc. Term Loan 4.50%, due 10/27/17	4,186,739	4,188,485
			45,208,265
	Ecological 0.6%
	ADS Waste Holdings, Inc. Term Loan B 5.25%, due 9/11/19 (d)	1,500,000	1,508,750
	Synagro Technologies, Inc. Term Loan B 2.40%, due 4/2/14	852,453	730,978
	WCA Waste Systems, Inc. Term Loan B 5.50%, due 3/22/18	1,990,000	1,996,633
			4,236,361
	Electronics 3.1%
	Eagle Parent, Inc. New Term Loan 5.00%, due 5/16/18	3,957,462	3,974,281
	EIG Investors Corp. New Term Loan B 7.75%, due 4/20/18	3,662,500	3,680,813
	NeuStar, Inc. Term Loan B 5.00%, due 11/8/18	3,636,068	3,663,339
	Rovi Solutions Corp. Term Loan B2 4.00%, due 3/29/19	4,884,971	4,701,784
	Sabre, Inc. New Extended Term Loan (TBD), due 12/29/17 (d)(e)	1,555,805	1,538,789
	Sensata Technologies Finance Co. LLC Term Loan 4.00%, due 5/11/18	4,784,077	4,802,017
			22,361,023
	Finance 1.8%
	Avis Budget Car Rental LLC
	Term Loan C 4.25%, due 3/13/19	2,321,634	2,341,948
	Incremental Term Loan 6.25%, due 9/21/18	1,130,684	1,133,511
	Harbourvest Partners LLC Term Loan B 6.25%, due 12/16/16	1,600,915	1,600,915
¤	Hertz Corp. (The)
	New Synthetic Letter of Credit 3.75%, due 3/9/18	2,750,000	2,640,000
	Term Loan B 3.75%, due 3/9/18	5,202,972	5,181,603
			12,897,977
	Grocery 0.4%
	Roundy's Supermarkets, Inc. Term Loan B 5.75%, due 2/13/19	2,985,000	2,920,823

	Healthcare, Education & Childcare 12.2%
	Alliance Healthcare Services, Inc. Term Loan B 7.25%, due 6/1/16	1,103,149	1,064,538
¤	Bausch & Lomb, Inc. Term Loan B 5.25%, due 5/17/19	9,082,250	9,168,531
	Biomet, Inc. Non Extended Term Loan B1 3.306%, due 3/25/15	4,977,549	4,972,885
	Community Health Systems, Inc. Extended Term Loan 3.921%, due 1/25/17	5,005,724	5,020,326
¤	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	7,368,750	7,396,383
	Emergency Medical Services Corp. Term Loan 5.25%, due 5/25/18	4,130,955	4,143,005
	Gentiva Health Services, Inc. New Term Loan B 6.50%, due 8/17/16	1,391,368	1,379,774
¤	Grifols, Inc. New Term Loan B 4.50%, due 6/1/17	5,969,489	6,009,783
	HCA, Inc.
	Extended Term Loan B3 3.466%, due 5/1/18	2,872,019	2,874,262
	Extended Term Loan B2 3.612%, due 3/31/17	1,000,000	1,000,893
	Health Management Associates, Inc. New Term Loan B 4.50%, due 11/16/18	5,716,837	5,748,600
	Hologic, Inc. Term Loan B 4.50%, due 8/1/19	4,665,000	4,715,149
	Iasis Healthcare LLC Term Loan 5.00%, due 5/3/18	2,364,000	2,367,941
	Kinetic Concepts, Inc. Term Loan B 7.00%, due 5/4/18	3,473,750	3,517,794
	Pharmaceutical Product Development, Inc. Term Loan B 6.25%, due 12/5/18	3,972,487	4,003,938
	Quintiles Transnational Corp. New Term Loan B 5.00%, due 6/8/18	5,147,253	5,163,981
	RPI Finance Trust Term Loan Tranche 2 4.00%, due 5/9/18	5,427,482	5,436,529
	Rural / Metro Corp. Term Loan 5.75%, due 6/29/18	2,370,000	2,365,853
	Select Medical Corp.
	New Term Loan B 5.50%, due 6/1/18	1,975,000	1,979,938
	Incremental Term Loan B 5.502%, due 6/1/18	1,496,250	1,503,731
	Universal Health Services, Inc. New Term Loan B 3.75%, due 11/15/16	2,322,230	2,321,243
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	3,422,033	3,434,010
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	677,214	677,214
	Warner Chilcott Corp.
	Incremental Term Loan B1 4.25%, due 3/15/18	514,356	514,356
	New Term Loan B1 4.25%, due 3/15/18	1,354,427	1,354,427
			88,135,084
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.4%
	Jarden Corp. Term Loan B 3.216%, due 3/30/18	3,149,072	3,151,695

	Hotels, Motels, Inns & Gaming 1.2%
	Ameristar Casinos, Inc. Term Loan B 4.00%, due 4/16/18	2,752,629	2,762,952
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 2.72%, due 11/23/16	676,686	671,610
	Extended Term Loan B 2.72%, due 11/23/16	1,960,122	1,949,232
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	3,068,712	3,077,823
			8,461,617
	Insurance 1.8%
	Asurion LLC
	New 1st Lien Term Loan 5.50%, due 5/24/18	5,329,545	5,349,531
	New 2nd Lien Term Loan 9.00%, due 5/24/19	557,325	574,880
	Hub International, Ltd.
	Extended Term Loan 4.716%, due 6/13/17	1,592,001	1,595,981
	Extended Incremental Term Loan 6.75%, due 12/13/17	977,456	986,009
	Multiplan, Inc. New Term Loan B 4.75%, due 8/26/17	4,500,659	4,506,285
			13,012,686
	Leisure, Amusement, Motion Pictures & Entertainment 3.8%
	AMC Entertainment, Inc.
	Extended Term Loan B2 4.25%, due 12/15/16	992,021	995,210
	Term Loan B3 4.75%, due 2/22/18	3,101,563	3,117,045
	Cedar Fair, L.P. New Term Loan B 4.00%, due 12/15/17	4,955,611	4,980,390
	Cinemark USA, Inc. Extended Term Loan 3.48%, due 4/29/16	1,881,788	1,889,629
	Regal Cinemas, Inc. Term Loan B 3.245%, due 8/23/17	4,496,608	4,498,213
	SeaWorld Parks & Entertainment, Inc. Term Loan B 4.00%, due 8/17/17	6,073,794	6,088,978
	Six Flags Theme Parks, Inc. Term Loan B 4.25%, due 12/20/18	5,733,300	5,761,921
			27,331,386
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.3%
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	2,100,000	2,100,000
	2nd Lien Term Loan 10.25%, due 3/1/18	1,093,700	1,099,169
	Generac Power Systems, Inc. New Term Loan B 6.25%, due 5/30/18	3,733,300	3,798,633
	Goodman Global, Inc.
	1st Lien Term Loan 5.75%, due 10/28/16	3,013,678	3,015,829
	2nd Lien Term Loan 9.00%, due 10/30/17	127,273	128,227
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	1,127,879	1,132,673
	Rexnord Corp. Term Loan B 5.00%, due 4/2/18	5,175,193	5,184,896
			16,459,427
	Mining, Steel, Iron & Non-Precious Metals 1.3%
	Arch Coal, Inc. Term Loan B 5.75%, due 5/16/18	3,990,000	4,014,914
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	1,600,643	1,606,646
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	395,001	395,001
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18	3,642,635	3,619,110
			9,635,671
	Oil & Gas 1.1%
	Energy Transfer Equity, L.P. New Term Loan B 3.75%, due 3/24/17	5,500,000	5,487,015
	Frac Tech International LLC Term Loan B 8.50%, due 5/6/16	2,573,544	2,468,191
			7,955,206
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.9%
	ACCO Brands Corp. New Term Loan B 4.25%, due 4/30/19	4,228,750	4,252,537
	Prestige Brands, Inc. Term Loan 5.268%, due 1/31/19	2,568,182	2,590,654
	Spectrum Brands, Inc. New Term Loan B 5.018%, due 6/17/16	762,126	764,847
	SRAM LLC
	New Term Loan B 4.772%, due 6/7/18	1,654,103	1,670,644
	2nd Lien Term Loan 8.50%, due 12/7/18	600,000	609,000
	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	4,244,868	4,091,752
			13,979,434
	Personal, Food & Miscellaneous Services 0.7%
	Aramark Corp.
	Extended Letter of Credit 3.464%, due 7/26/16	231,401	230,967
	New Extended Letter of Credit 3.464%, due 7/26/16	104,933	104,714
	Extended Term Loan B 3.466%, due 7/26/16	3,518,599	3,512,002
	Extended Term Loan C 3.568%, due 7/26/16	1,334,749	1,331,969
			5,179,652
	Printing & Publishing 1.8%
	Dex Media East LLC New Term Loan 2.936%, due 10/24/14	401,216	253,268
	Getty Images, Inc. Term Loan 5.25%, due 11/7/16	5,171,368	5,170,406
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	2,151,198	2,165,539
	MediaNews Group New Term Loan 8.50%, due 3/19/14	50,019	48,268
	Nielsen Finance LLC
	Class A Term Loan 2.228%, due 8/9/13	17,387	17,387
	Class C Term Loan 3.478%, due 5/2/16	4,859,078	4,875,273
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (d)(f)	772,824	624,055
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	437,346	261,158
			13,415,354
	Retail Store 6.0%
	Academy, Ltd. Term Loan 6.00%, due 8/3/18	2,480,006	2,486,650
	Harbor Freight Tools USA, Inc. Term Loan B 5.50%, due 11/14/17	3,000,000	3,007,500
	Leslie's Poolmart, Inc. Term Loan B 4.50%, due 11/21/16	3,474,760	3,474,760
¤	Michaels Stores, Inc.
	Extended Term Loan B3 4.912%, due 7/29/16	3,693,850	3,718,916
	Term Loan B2 4.912%, due 7/29/16	4,075,609	4,103,266
	NBTY, Inc. Term Loan B1 4.25%, due 10/2/17	1,293,222	1,296,635
¤	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.75%, due 5/16/18	7,333,891	7,364,731
	Party City Holdings, Inc. New Term Loan B 5.75%, due 7/26/19	4,350,000	4,398,938
	Petco Animal Supplies, Inc. New Term Loan 4.50%, due 11/24/17	4,037,374	4,051,674
	Pilot Travel Centers LLC
	New Term Loan B 4.25%, due 3/30/18	4,195,803	4,206,292
	Term Loan B2 4.25%, due 8/7/19	1,200,000	1,206,000
	Yankee Candle Co., Inc. (The) New Term Loan B 5.25%, due 4/2/19	4,124,637	4,156,429
			43,471,791
	Telecommunications 2.8%
	Crown Castle International Corp. Term Loan B 4.00%, due 1/31/19	4,051,887	4,060,498
	Level 3 Financing, Inc. 2016 Term Loan B 4.75%, due 2/1/16	1,800,000	1,809,750
	MetroPCS Wireless, Inc.
	Incremental Term Loan B3 4.00%, due 3/16/18	1,839,212	1,836,913
	Tranche B2 4.071%, due 11/3/16	1,611,491	1,612,355
	Syniverse Holdings, Inc. New Term Loan 5.00%, due 4/23/19	3,966,060	3,971,017
¤	Telesat LLC Term Loan B 4.25%, due 3/28/19	6,882,750	6,887,052
			20,177,585
	Textiles & Leather 0.1%
	Phillips-Van Heusen Corp. New Term Loan B1 3.50%, due 5/6/16	521,720	523,304

	Utilities 5.0%
	AES Corp. New Term Loan 4.25%, due 6/1/18	5,963,569	5,991,257
	BRSP LLC Term Loan B 7.50%, due 6/4/14	2,181,030	2,175,578
	Calpine Corp.
	Term Loan B2 4.50%, due 4/2/18	2,967,462	2,967,462
	New Term Loan 4.50%, due 4/2/18	2,979,836	2,983,221
	Covanta Energy Corp. New Term Loan 4.00%, due 3/28/19	1,492,500	1,494,988
	Equipower Resources Holdings LLC
	1st Lien Term Loan 6.50%, due 12/21/18	2,493,750	2,519,727
	2nd Lien Term Loan 10.00%, due 6/21/19	600,000	610,500
	Essential Power LLC Term Loan B 5.50%, due 8/8/19	2,400,000	2,418,000
¤	LSP Madison Funding LLC Term Loan 5.50%, due 6/28/19	7,481,250	7,528,008
	NRG Energy, Inc. New Term Loan B 4.00%, due 7/2/18	6,222,267	6,247,934
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.757%, due 10/10/17	1,292,822	887,401
	TPF Generation Holdings LLC
	Synthetic Letter of Credit 2.362%, due 12/13/13	7,583	7,564
	2nd Lien Term Loan C 4.612%, due 12/15/14	409,014	406,969
			36,238,609
	Total Floating Rate Loans (Cost $561,883,657)		565,520,321

	Foreign Floating Rate Loans 4.5% (c)
	Beverage, Food & Tobacco 0.6%
	Solvest, Ltd. Term Loan C2 5.021%, due 7/6/18	4,404,486	4,415,497

	Broadcasting & Entertainment 0.7%
	UPC Financing Partnership
	Term Loan T 3.731%, due 12/30/16	1,020,716	1,011,785
	Term Loan X 3.731%, due 12/29/17	1,896,576	1,882,945
	New Term Loan 4.75%, due 12/29/17	2,000,000	2,010,000
			4,904,730
	Chemicals, Plastics & Rubber 0.5%
	Styron S.A.R.L. LLC New Term Loan B 8.00%, due 8/2/17	3,871,875	3,704,556

	Electronics 0.4%
	AVG Technologies N.V. Term Loan 7.50%, due 3/15/16	2,705,532	2,692,004

	Healthcare, Education & Childcare 0.1%
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	931,169	931,169

	Leisure, Amusement, Motion Pictures & Entertainment 0.6%
	Bombardier Recreational Products, Inc. Extended Term Loan B2 4.47%, due 6/28/16	3,847,427	3,864,259

	Mining, Steel, Iron & Non-Precious Metals 0.6%
	Novelis, Inc. Term Loan 4.00%, due 3/10/17	4,424,944	4,424,023

	Printing & Publishing 0.1%
	Yell Group PLC New Term Loan B1 4.459%, due 7/31/14	1,894,129	497,999

	Telecommunications 0.9%
¤	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18	6,715,000	6,720,875

	Total Foreign Floating Rate Loans (Cost $33,650,074)		32,155,112

	Yankee Bonds 1.3% (g)
	Aerospace & Defense 0.3%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	1,600,000	1,812,000

	Chemicals, Plastics & Rubber 0.1%
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	1,000,000	1,052,500

	Forest Products&Paper 0.4%
	Sappi Papier Holding GmbH 6.625%, due 4/15/21 (a)	3,000,000	2,880,000

	Mining, Steel, Iron & Non-Precious Metals 0.5%
	FMG Resources August 2006 Pty, Ltd.
	6.00%, due 4/1/17 (a)	2,000,000	1,860,000
	6.375%, due 2/1/16 (a)	1,500,000	1,458,750

	Total Yankee Bonds (Cost $8,892,473)		9,063,250
	Total Long-Term Bonds (Cost $658,691,700)		663,921,458

		Shares	Value
	Common Stock 0.0%‡
	Leisure, Amusement, Motion Pictures & Entertainment 0.0%‡
	MGM Studios, Inc. (d)(h)(i)	10,945	348,927
	Total Common Stock (Cost $259,944)		348,927

		Principal Amount	Value
	Short-Term Investments 9.1%
	Commercial Paper 1.5%
	Archer-Daniels-Midland Co. 0.13%, due 10/15/12 (a)(j)	$6,593,000	6,592,616
	Chevron Corp. 0.10%, due 11/2/12 (a)(j)	4,241,000	4,240,585

	Total Commercial Paper (Cost $10,833,201)		10,833,201

	Financial Company Commercial Paper 0.2%
	John Deere Bank S.A. 0.13%, due 10/22/12 (a)(j)	1,568,000	1,567,872

	Total Financial Company Commercial Paper (Cost $1,567,872)		1,567,872

	Repurchase Agreement 0.8%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $5,751,483 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 5/15/38, with a Principal Amount of $4,315,000 and a Market Value of $5,868,400)	5,751,478	5,751,478

	Total Repurchase Agreement (Cost $5,751,478)		5,751,478

	U.S. Government 6.6%
	United States Treasury Bills
	0.037%, due 10/25/12 (j)	1,300,000	1,299,965
	0.048%, due 10/18/12 (j)	43,023,000	43,021,895
	0.068%, due 11/23/12 (j)	3,791,000	3,790,609

	Total U.S. Government (Cost $48,112,469)		48,112,469

	Total Short-Term Investments (Cost $66,265,020)		66,265,020

	Total Investments (Cost $725,216,664) (k)	100.8%	730,535,405
	Other Assets, Less Liabilities	(0.8)	(5,726,711)

	Net Assets	100.0%	$724,808,694

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2012, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of September 30, 2012. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(d)	Illiquid security. The total market value of these securities as of September 30, 2012 is $8,281,900, which represents 1.1% of the Portfolio's net assets.
(e)	This Floating Rate Loan will settle after September 30, 2012, at which time the interest rate will be deteremined.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Fair valued security. The total market value of this security as of September 30, 2012 is $348,927, which represents less than one-tenth of a percent of the Portfolio's net assets.
(i)	Restricted security.
(j)	Interest rate presented is yield to maturity.
(k)	As of September 30, 2012, cost is $725,470,585 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,017,023
Gross unrealized depreciation	(3,952,203)
Net unrealized appreciation	$5,064,820

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$57,182,775	$—	$57,182,775
Floating Rate Loans (b)	—	548,520,348	16,999,973	565,520,321
Foreign Floating Rate Loans	—	32,155,112	—	32,155,112
Yankee Bonds	—	9,063,250	—	9,063,250
Total Long-Term Bonds	—	646,921,485	16,999,973	663,921,458
Common Stock (c)	—	—	348,927	348,927
Short-Term Investments
Commercial Paper	—	10,833,201	—	10,833,201
Financial Company Commercial Paper	—	1,567,872	—	1,567,872
Repurchase Agreement	—	5,751,478	—	5,751,478
U.S. Government	—	48,112,469	—	48,112,469
Total Short-Term Investments	—	66,265,020	—	66,265,020
Total Investments in Securities	$—	$713,186,505	$17,348,900	$730,535,405

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Includes $16,999,973 of Level 3 securities which represent floating rate loans whose value was obtained from pricing agent which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.
(c)	The Level 3 security valued at $348,927 is held in Leisure, Amusement, Motion Pictures & Entertainment within the Common Stock section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended September 30, 2012, securities with a total value of $11,878,518 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from the independent pricing service which were derived based on single broker quote.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 31, 2012
Long-Term Bonds
Floating Rate Loans
Automobile	$3,044,002	$-	$-	$-	$-	$-	$-	$(3,044,002)	$-	$-
Beverage, Food & Tobacco	1,378,719	-	-	-	-	-	-	(1,378,719)	-	-
Chemicals, Plastics & Rubber	942,607	963	29	14,154	-	(7,792)	-	-	949,961	13,735
Containers, Packaging & Glass	-	890	7,052	(11,817)	2,025,019	(837,125)	1,259,736	-	2,443,755	298,644
Diversified/Conglomerate Service	-	(414)	-	11,534	3,196,743	-	-	-	3,207,863	11,534
Electronics	4,675,000	-	-	-	-	-	-	(4,675,000)	-	-
Finance	5,632,892	2,190	2,106	398	-	(276,671)	-	(3,760,000)	1,600,915	17,708
Healthcare, Education & Childcare	-	685	111	51,666	1,455,019	(3,750)	-	-	1,503,731	51,666
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	-	230	-	27,094	1,071,845	-	-	-	1,099,169	27,094
Mining, Steel, Iron & Non-Precious Metals	391,035	215	13	6,737	-	(2,999)	-	-	395,001	6,671
Retail Store	-	117	-	14,864	1,191,019	-	-	-	1,206,000	14,864
Utilities	2,621,963	19,001	326	29,202	2,364,019	(14,500)	-	(426,433)	4,593,578	28,877
Foreign Floating Rate Loans
Leisure, Amusement, Motion Pictures & Entertainment	380,138	-	-	-	-	-	-	(380,138)	-	-
Common Stock
Leisure, Amusement, Motion Pictures & Entertainment	218,900	-	-	130,027	-	-	-	-	348,927	130,027
Total	$19,285,256	$23,877	$9,637	$273,859	$11,303,664	$(1,142,837)	$1,259,736	$(13,664,292)	$17,348,900	$600,820

(a) Sales include principal reduction.

As of September 30, 2012, the Portfolio held the following restricted security:

	Date of			9/30/12	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
MGM Studios, Inc.
Common Stock	12/23/10	10,945	$259,944	$348,927	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP Government Portfolio

Portfolio of Investments ††† September 30, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.2%†
	Asset-Backed Securities 0.7%
	Home Equity 0.0%‡
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	$36,413	$36,391

	Utilities 0.7%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,995,000	2,435,857
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	288,320	294,435
			2,730,292
	Total Asset-Backed Securities (Cost $2,358,221)		2,766,683
	Corporate Bonds 5.6%
	Agriculture 0.8%
	Altria Group, Inc.
	2.85%, due 8/9/22	1,170,000	1,167,282
	9.70%, due 11/10/18	1,217,000	1,743,110
			2,910,392

	Auto Manufacturers 0.9%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	3,235,000	3,443,683

	Banks 0.3%
	KeyCorp 6.50%, due 5/14/13	1,000,000	1,035,457

	Electric 1.0%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,710,000	3,761,628

	Pipelines 0.9%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	2,700,000	3,189,629

	Real Estate Investment Trusts 0.8%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,350,000	2,823,610

	Telecommunications 0.9%
	Crown Castle Towers LLC 4.883%, due 8/15/20 (b)	3,100,000	3,488,415

	Total Corporate Bonds (Cost $19,209,721)		20,652,814
	Mortgage-Backed Securities 6.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.2%
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40 (c)	1,550,000	1,745,883
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (b)	2,500,000	2,709,752
	Citigroup / Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5 5.617%, due 10/15/48	802,000	928,358
	Series 2007-CD5, Class A4 5.886%, due 11/15/44 (c)	1,500,000	1,774,909
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.805%, due 8/25/36 (d)	739,182	680,151
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (b)	660,000	714,639
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)	530,000	627,786
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,200,000	1,261,972
	GS Mortgage Securities Corp. II
	Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	856,695
	Series 2004-GG2, Class A6 5.396%, due 8/10/38 (d)	2,000,000	2,141,354
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (b)	1,500,000	1,686,854
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	556,000	585,515
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	2,000,000	2,096,470
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (c)	1,000,000	1,040,490
	Morgan Stanley Capital I Series 2005-HQ6, Class A4A 4.989%, due 8/13/42	1,330,000	1,465,385
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (b)	800,000	853,010
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,500,000	1,734,608
			22,903,831
	Residential Mortgage (Collateralized Mortgage Obligation) 0.3%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.66%, due 2/25/42 (b)(c)(e)(f)	1,256,012	1,005,412
	Total Mortgage-Backed Securities (Cost $23,140,459)		23,909,243
	U.S. Government & Federal Agencies 85.4%
	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 0.7%
	Series 2003-T1, Class B 4.491%, due 11/25/12	2,660,000	2,666,788
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	669,927	86,808
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	125,774	19,264
			106,072
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 18.2%
	2.375%, due 6/1/35 (c)	383,486	412,216
	2.375%, due 2/1/37 (c)	207,293	221,566
	2.726%, due 3/1/35 (c)	44,946	48,117
	3.50%, due 10/1/25	1,213,859	1,304,817
¤	3.50%, due 11/1/25	6,018,332	6,468,930
	3.50%, due 12/1/41	544,871	591,994
	4.00%, due 3/1/25	3,272,386	3,541,043
	4.00%, due 7/1/25	993,997	1,073,832
	4.00%, due 8/1/31	1,662,176	1,803,962
	4.00%, due 8/1/39	1,287,131	1,434,935
¤	4.00%, due 12/1/40	5,744,876	6,386,622
¤	4.00%, due 2/1/41	9,398,294	10,396,769
¤	4.00%, due 3/1/41	10,814,775	12,022,868
	4.00%, due 1/1/42	4,902,425	5,450,064
	4.50%, due 3/1/41	1,414,617	1,595,100
	4.50%, due 5/1/41	2,298,979	2,546,325
	4.50%, due 8/1/41	2,550,549	2,824,961
	5.00%, due 1/1/20	795,635	860,937
	5.00%, due 6/1/33	1,723,843	1,878,323
	5.00%, due 8/1/33	1,006,146	1,100,966
	5.00%, due 5/1/36	637,418	692,609
	5.00%, due 10/1/39	1,972,415	2,203,293
	5.50%, due 1/1/21	641,668	701,613
	5.50%, due 1/1/33	1,309,159	1,438,146
	6.50%, due 4/1/37	185,532	211,538
			67,211,546
	Federal National Mortgage Association 0.9%
	4.625%, due 5/1/13	3,285,000	3,370,367
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 46.9%
	2.31%, due 11/1/34 (c)	328,912	351,112
	2.731%, due 4/1/34 (c)	485,626	518,543
	3.00%, due 10/1/32	1,740,000	1,849,041
	3.50%, due 11/1/20	5,822,982	6,200,176
	3.50%, due 10/1/25	2,713,559	2,932,582
¤	3.50%, due 11/1/25	18,984,489	20,522,705
	3.50%, due 2/1/41	3,649,250	3,917,404
	3.50%, due 11/1/41	4,275,495	4,639,103
	3.50%, due 12/1/41	1,773,411	1,924,231
	3.50%, due 1/1/42	4,005,898	4,359,097
	3.50%, due 5/1/42	1,774,811	1,905,505
	3.50%, due 8/1/42	3,923,516	4,251,672
	4.00%, due 9/1/31	3,960,120	4,298,056
	4.00%, due 1/1/41	1,720,907	1,915,624
	4.00%, due 2/1/41	616,571	686,334
	4.00%, due 3/1/41	3,213,502	3,583,127
	4.00%, due 10/1/41	998,894	1,113,789
	4.00%, due 3/1/42	2,601,559	2,888,195
	4.00%, due 7/1/42	3,338,634	3,715,349
	4.00%, due 8/1/42	1,651,521	1,837,870
	4.50%, due 7/1/18	2,579,932	2,791,336
	4.50%, due 11/1/18	2,137,935	2,313,122
	4.50%, due 6/1/23	1,945,443	2,100,600
	4.50%, due 6/1/39	1,833,991	2,057,880
	4.50%, due 7/1/39	4,546,408	5,142,668
	4.50%, due 9/1/40	4,909,679	5,553,582
	4.50%, due 12/1/40	3,398,348	3,751,648
¤	4.50%, due 1/1/41	8,076,098	9,135,275
	4.50%, due 2/1/41	718,343	808,961
	5.00%, due 11/1/17	1,281,447	1,397,292
	5.00%, due 9/1/20	104,694	114,175
	5.00%, due 11/1/33	3,365,185	3,698,323
	5.00%, due 7/1/34	428,267	468,054
	5.00%, due 6/1/35	2,629,105	2,889,197
	5.00%, due 10/1/35	765,109	838,439
	5.00%, due 1/1/36	356,067	390,225
	5.00%, due 2/1/36	4,172,316	4,568,847
	5.00%, due 5/1/36	4,071,852	4,462,248
	5.00%, due 3/1/40	3,160,925	3,566,200
	5.00%, due 2/1/41	4,706,402	5,362,777
	5.50%, due 11/1/17	857,242	925,004
	5.50%, due 6/1/19	834,297	921,191
	5.50%, due 11/1/19	871,647	962,430
	5.50%, due 4/1/21	1,378,428	1,507,132
	5.50%, due 6/1/21	118,074	128,878
	5.50%, due 6/1/33	4,299,960	4,771,852
	5.50%, due 11/1/33	2,743,254	3,044,308
	5.50%, due 12/1/33	2,800,387	3,107,711
	5.50%, due 6/1/34	808,680	892,878
	5.50%, due 3/1/35	1,266,715	1,398,603
	5.50%, due 12/1/35	555,187	612,298
	5.50%, due 4/1/36	3,054,876	3,369,126
	5.50%, due 1/1/37	569,406	652,002
	5.50%, due 7/1/37	423,978	485,478
	5.50%, due 8/1/37	706,126	778,764
	6.00%, due 12/1/16	48,014	51,203
	6.00%, due 1/1/33	426,916	483,187
	6.00%, due 3/1/33	491,547	556,336
	6.00%, due 9/1/34	73,074	82,135
¤	6.00%, due 7/1/35 TBA (h)	6,450,000	7,121,203
	6.00%, due 9/1/35	1,460,847	1,644,360
	6.00%, due 10/1/35	191,064	215,725
	6.00%, due 4/1/36	1,256,381	1,399,407
	6.00%, due 6/1/36	1,113,553	1,232,490
	6.00%, due 11/1/36	1,112,007	1,249,890
	6.00%, due 4/1/37	285,845	312,803
	6.50%, due 10/1/31	142,509	165,685
	6.50%, due 7/1/32	28,420	32,866
	6.50%, due 2/1/37	137,923	157,164
	6.50%, due 8/1/47	203,437	226,056
			173,308,529
	Government National Mortgage Association (Mortgage Pass-Through Securities) 12.1%
	4.00%, due 7/15/39	1,395,404	1,542,015
	4.00%, due 9/20/40	3,708,814	4,153,706
	4.00%, due 11/20/40	360,371	403,600
	4.00%, due 1/15/41	4,305,452	4,757,813
¤	4.00%, due 10/15/41	6,529,134	7,331,430
¤	4.50%, due 5/20/40	12,595,787	13,984,953
	5.00%, due 4/15/34	2,184,090	2,422,731
	5.00%, due 2/20/41	1,495,376	1,663,172
	5.50%, due 6/15/33	1,593,511	1,788,477
	5.50%, due 12/15/35	639,509	713,955
	5.50%, due 1/1/36 TBA (h)	3,810,000	4,238,476
	6.00%, due 8/15/32	362,349	412,772
	6.00%, due 10/15/32	549,547	628,790
	6.50%, due 7/15/28	59,957	69,879
	6.50%, due 8/15/28	80,406	94,780
	6.50%, due 7/15/32	355,087	423,759
			44,630,308
¤	Overseas Private Investment Corporation 2.0%
	5.142%, due 12/15/23	6,361,710	7,464,830
	Tennessee Valley Authority 3.5%
	3.875%, due 2/15/21	2,750,000	3,229,350
	4.65%, due 6/15/35	4,395,000	5,285,480
	6.25%, due 12/15/17	3,485,000	4,441,869
			12,956,699
	United States Treasury Inflation - Indexed Notes 1.1%
	2.00%, due 7/15/14 (i)	3,646,890	3,889,634
	Total U.S. Government & Federal Agencies (Cost $294,395,624)		315,604,773
	Total Long-Term Bonds (Cost $339,104,025)		362,933,513
	Short-Term Investment 5.6%
	Repurchase Agreement 5.6%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $20,543,925 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $20,705,000 and a Market Value of $20,955,862)	20,543,908	20,543,908
	Total Short-Term Investment (Cost $20,543,908)		20,543,908
	Total Investments (Cost $359,647,933) (j)	103.8%	383,477,421
	Other Assets, Less Liabilities	(3.8)	(14,001,836)
	Net Assets	100.0%	$369,475,585

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment or other asset-backed security. The total market value of this security as of September 30, 2012 is $36,391, which represents less than one-tenth of a percent of the Portfolio's net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(d)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2012.
(e)	Illiquid security. The total market value of this security as of September 30, 2012 is $1,005,412, which represents 0.3% of the Portfolio's net assets.
(f)	Fair valued security. The total market value of this security as of September 30, 2012 is $1,005,412, which represents 0.3% of the Portfolio's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of September 30, 2012 is $11,359,679, which represents 3.1% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(i)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	As of September 30, 2012, cost is $359,647,933 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$24,154,699
Gross unrealized depreciation	(325,211)
Net unrealized appreciation	$23,829,488

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,766,683	$—	$2,766,683
Corporate Bonds	—	20,652,814	—	20,652,814
Mortgage-Backed Securities (b)	—	22,903,831	1,005,412	23,909,243
U.S. Government & Federal Agencies	—	315,604,773	—	315,604,773
Total Long-Term Bonds	—	361,928,101	1,005,412	362,933,513
Short-Term Investment
Repurchase Agreement	—	20,543,908	—	20,543,908
Total Investments in Securities	$—	$382,472,009	$1,005,412	$383,477,421

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $1,005,412 is held in Residential Mortgage (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.
For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2012
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligations)	$1,147,421	$443	$655	$(102,598)	$-	$(40,509	)(a)	$-	$-	$1,005,412	$(142,452)
Total	$1,147,421	$443	$655	$(102,598)	$-	$(40,509)		$-	$-	$1,005,412	$(142,452)

(a) Sales include principal reductions.

MainStay VP Growth Allocation Portfolio
Portfolio of Investments September 30, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
MainStay 130/30 Core Fund Class I (a)	3,639,816	$30,756,446
MainStay 130/30 International Fund Class I (a)	2,864,347	18,847,406
MainStay Epoch Global Choice Fund Class I (a)	385,201	6,328,844
MainStay Epoch International Small Cap Fund Class I	17,603	318,962
MainStay Epoch U.S. All Cap Fund Class I	282,560	7,044,215
MainStay ICAP Equity Fund Class I	311,401	12,477,833
MainStay ICAP International Fund Class I	464,507	13,261,662
MainStay MAP Fund Class I	1,437,647	50,619,551
MainStay VP Common Stock Portfolio Initial Class	181,930	3,405,842
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (b)	580,814	5,524,001
Mainstay VP Eagle Small Cap Growth Portfolio Initial Class (b)	764,543	7,531,688
MainStay VP ICAP Select Equity Portfolio Initial Class	254,031	3,511,487
MainStay VP International Equity Portfolio Initial Class	487,428	5,963,306
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,407,934	41,244,127
MainStay VP Mid Cap Core Portfolio Initial Class	232,649	3,039,307
MainStay VP S&P 500 Index Portfolio Initial Class	242,681	7,168,903
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,214,529	23,442,432
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,843,930	18,013,845
Mainstay VP Van Eck Global Hard Assets Portfolio Initial Class (b)	166,248	1,513,464

Total Equity Funds (Cost $240,010,402)		260,013,321

Total Investments (Cost $240,010,402) (c)	100.1%	260,013,321
Other Assets, Less Liabilities	(0.1)	(144,968)

Net Assets	100.0%	$259,868,353

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2012, cost is $243,738,140 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$20,062,981
Gross unrealized depreciation	(3,787,800)
Net unrealized appreciation	$16,275,181

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments (a)
Affiliated Investment Companies
Equity Funds	$260,013,321	$—	$—	$260,013,321
Total Investments	$260,013,321	$—	$—	$260,013,321

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Growth Equity Portfolio
Portfolio of Investments ††† September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 97.5% †
	Aerospace & Defense 4.2%
	Precision Castparts Corp.	37,896	$6,189,933
	TransDigm Group, Inc. (a)	51,568	7,315,952
	United Technologies Corp.	66,586	5,213,018
			18,718,903
	Biotechnology 2.6%
	Alexion Pharmaceuticals, Inc. (a)	51,987	5,947,313
	Celgene Corp. (a)	71,772	5,483,381
			11,430,694
	Chemicals 4.9%
	Ecolab, Inc.	79,050	5,123,231
¤	Monsanto Co.	93,699	8,528,483
	Potash Corp. of Saskatchewan, Inc.	51,186	2,222,496
	Praxair, Inc.	54,764	5,688,884
			21,563,094
	Commercial Services & Supplies 1.8%
	Tyco International, Ltd.	137,828	7,754,203

	Communications Equipment 2.8%
¤	QUALCOMM, Inc.	195,049	12,188,612

	Computers & Peripherals 11.0%
¤	Apple, Inc. (b)	61,215	40,846,321
	EMC Corp. (a)	283,772	7,738,462
			48,584,783
	Consumer Finance 1.4%
	American Express Co.	106,137	6,034,950

	Diversified Financial Services 1.1%
	IntercontinentalExchange, Inc. (a)	36,007	4,803,694

	Electrical Equipment 0.9%
	AMETEK, Inc.	109,763	3,891,098

	Energy Equipment & Services 1.1%
	FMC Technologies, Inc. (a)	106,653	4,938,034

	Food Products 2.4%
	Kraft Foods, Inc. Class A	137,608	5,690,091
	Mead Johnson Nutrition Co.	67,915	4,976,811
			10,666,902
	Health Care Equipment & Supplies 3.8%
	Covidien PLC	124,342	7,388,402
	St. Jude Medical, Inc.	125,002	5,266,334
	Varian Medical Systems, Inc. (a)	64,462	3,888,348
			16,543,084
	Health Care Providers & Services 4.1%
	Express Scripts Holding Co. (a)	131,440	8,237,345
	HCA Holdings, Inc.	160,866	5,348,795
	UnitedHealth Group, Inc.	77,581	4,298,763
			17,884,903
	Health Care Technology 1.1%
	Cerner Corp. (a)	63,881	4,945,028

	Hotels, Restaurants & Leisure 1.6%
	Chipotle Mexican Grill, Inc. (a)	4,746	1,507,045
	Starbucks Corp.	113,182	5,743,986
			7,251,031
	Industrial Conglomerates 1.7%
	Danaher Corp.	138,732	7,651,070

	Internet & Catalog Retail 3.3%
¤	Amazon.com, Inc. (a)	36,974	9,403,228
	Priceline.com, Inc. (a)	8,370	5,178,770
			14,581,998
	Internet Software & Services 4.7%
	eBay, Inc. (a)	135,258	6,547,840
¤	Google, Inc. Class A (a)	18,829	14,206,480
			20,754,320
	IT Services 6.8%
	Accenture PLC Class A	74,424	5,211,913
	Genpact, Ltd.	227,506	3,794,800
	Teradata Corp. (a)	82,388	6,212,879
	VeriFone Systems, Inc. (a)	97,885	2,726,097
¤	Visa, Inc. Class A	90,026	12,088,692
			30,034,381
	Media 1.7%
	DIRECTV (a)	140,524	7,371,889

	Metals & Mining 0.5%
	Cliffs Natural Resources, Inc.	55,380	2,167,019

	Multiline Retail 2.0%
	Dollar Tree, Inc. (a)	115,032	5,553,170
	Macy’s, Inc.	91,669	3,448,588
			9,001,758
	Oil, Gas & Consumable Fuels 3.6%
	Noble Energy, Inc.	51,137	4,740,911
	Occidental Petroleum Corp.	36,225	3,117,524
	Pioneer Natural Resources Co.	51,583	5,385,265
	Southwestern Energy Co. (a)	69,389	2,413,349
			15,657,049
	Personal Products 1.5%
	Estee Lauder Cos., Inc. (The) Class A	103,844	6,393,675

	Pharmaceuticals 4.8%
	Johnson & Johnson	101,272	6,978,654
	Perrigo Co.	45,054	5,233,923
	Shire PLC, Sponsored ADR (c)	38,850	3,445,995
	Valeant Pharmaceuticals International, Inc. (a)	100,829	5,572,819
			21,231,391
	Professional Services 1.7%
	Equifax, Inc.	73,889	3,441,749
	Verisk Analytics, Inc. Class A (a)	88,329	4,205,344
			7,647,093
	Real Estate Investment Trusts 1.9%
	American Tower Corp.	119,206	8,510,116

	Road & Rail 2.0%
¤	Union Pacific Corp.	74,914	8,892,292

	Semiconductors & Semiconductor Equipment 1.9%
	Altera Corp.	110,866	3,767,781
	Texas Instruments, Inc.	163,529	4,505,224
			8,273,005
	Software 4.0%
	Check Point Software Technologies, Ltd. (a)	64,394	3,101,215
	Citrix Systems, Inc. (a)	63,922	4,894,508
¤	Oracle Corp.	302,060	9,511,869
			17,507,592
	Specialty Retail 3.2%
¤	Home Depot, Inc. (The)	181,470	10,955,344
	O’Reilly Automotive, Inc. (a)	39,828	3,330,417
			14,285,761
	Textiles, Apparel & Luxury Goods 3.2%
	Michael Kors Holdings, Ltd. (a)	83,159	4,422,395
	NIKE, Inc. Class B	59,345	5,632,434
	VF Corp.	24,480	3,901,133
			13,955,962
	Tobacco 3.6%
¤	Philip Morris International, Inc.	178,045	16,013,367

	Trading Companies & Distributors 0.6%
	United Rentals, Inc. (a)	82,112	2,685,884

	Total Common Stocks (Cost $337,980,648)		429,814,635

		Principal
		Amount	Value
	Short-Term Investments 2.5%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $12,866 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $15,000 and a Market Value of $15,182)	$12,866	12,866

	Total Repurchase Agreement (Cost $12,866)		12,866

	U.S. Government 2.5%
	United States Treasury Bills
	0.084%, due 10/25/12 (b)(d)	500,000	499,969
	0.103%, due 10/4/12 (d)	10,400,000	10,399,892

	Total U.S. Government (Cost $10,899,861)		10,899,861

	Total Short-Term Investments (Cost $10,912,727)		10,912,727

	Total Investments (Cost $348,893,375) (f)	100.0%	440,727,362
	Other Assets, Less Liabilities	(0.0)‡	(97,616)

	Net Assets	100.0%	$440,629,746

			Unrealized
			Appreciation
		Contracts	(Depreciation)
		Long	(e)
	Futures Contracts (0.0%) ‡
	Standard & Poor's 500 Index Mini December 2012	86	$(74,178)

	Total Futures Contracts (Settlement Value $6,167,060)		$(74,178)

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(c)	ADR - American Depositary Receipt.
(d)	Interest rate presented is yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2012.
(f)	As of September 30, 2012, cost is $349,862,947 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$100,366,611
Gross unrealized depreciation	(9,502,196)
Net unrealized appreciation	$90,864,415

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$429,814,635	$—	$—	$429,814,635
Short-Term Investments
Repurchase Agreement	—	12,866	—	12,866
U.S. Government	—	10,899,861	—	10,899,861
Total Short-Term Investments	—	10,912,727	—	10,912,727
Total Investments in Securities	$429,814,635	$10,912,727	$—	$440,727,362

Liability Valuation Inputs

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(74,178)	$—	$—	$(74,178)
Total Investments in Securities and Other Financial Instruments	$(74,178)	$—	$—	$(74,178)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments  September 30, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.6%†
	Convertible Bonds 0.6%
	Holding Company - Diversified 0.5%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	$10,840,000	$10,856,260

	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 (b)(c)(d)(e)	1,869,975	187
	4.75%, due 12/31/49 (b)(c)(d)(e)	9,032,054	903
			1,090
	Investment Management/Advisory Services 0.1%
	Janus Capital Group, Inc. 3.25%, due 7/15/14	2,634,000	2,800,271

	Total Convertible Bonds (Cost $13,173,646)		13,657,621

	Corporate Bonds 81.1%
	Advertising 0.4%
	Lamar Media Corp.
	5.875%, due 2/1/22	1,525,000	1,624,125
	7.875%, due 4/15/18	3,775,000	4,171,375
	9.75%, due 4/1/14	3,297,000	3,692,640
			9,488,140
	Aerospace & Defense 1.3%
	AAR Corp. 7.25%, due 1/15/22 (f)	4,490,000	4,669,600
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	3,480,000	3,793,200
	B/E Aerospace, Inc. 5.25%, due 4/1/22	7,665,000	7,971,600
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (f)	4,865,000	5,010,950
	TransDigm, Inc. 7.75%, due 12/15/18	9,065,000	10,016,825
			31,462,175
	Agriculture 0.1%
	American Rock Salt Co. LLC / American Rock Capital Corp. 8.25%, due 5/1/18 (f)	3,830,000	3,475,725

	Apparel 0.4%
	Hanesbrands, Inc. 8.00%, due 12/15/16	3,795,000	4,193,513
	Wolverine World Wide, Inc. 6.125%, due 10/15/20 (f)	4,800,000	4,944,000
			9,137,513
	Auto Manufacturers 0.2%
	Ford Motor Co. 6.50%, due 8/1/18	1,125,000	1,299,375
	Oshkosh Corp.
	8.25%, due 3/1/17	2,810,000	3,091,000
	8.50%, due 3/1/20	905,000	1,013,600
			5,403,975
	Auto Parts & Equipment 2.9%
	Affinia Group, Inc.
	9.00%, due 11/30/14	1,570,000	1,577,850
	10.75%, due 8/15/16 (f)	2,216,000	2,401,590
	Allison Transmission, Inc. 7.125%, due 5/15/19 (f)	4,855,000	5,206,987
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (f)	6,420,000	6,558,030
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	12,805,000	13,861,412
	Dana Holding Corp.
	6.50%, due 2/15/19	3,089,000	3,289,785
	6.75%, due 2/15/21	2,319,000	2,504,520
	Delphi Corp. 5.875%, due 5/15/19	7,825,000	8,451,000
	Exide Technologies 8.625%, due 2/1/18	8,015,000	6,942,994
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (b)(d)(e)(g)	2,681,000	4,022
	Tenneco, Inc.
	6.875%, due 12/15/20	3,030,000	3,317,850
	7.75%, due 8/15/18	3,395,000	3,692,062
	Titan International, Inc. 7.875%, due 10/1/17	3,594,000	3,809,640
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (f)	800,000	852,000
	7.25%, due 3/15/17 (f)	2,835,000	3,238,988
	8.875%, due 12/1/17 (f)	3,050,000	3,362,625
			69,071,355
	Banks 1.6%
¤	Ally Financial, Inc.
	(zero coupon), due 12/1/12	1,090,000	1,082,588
	(zero coupon), due 6/15/15	490,000	431,200
	4.625%, due 6/26/15	3,438,000	3,525,659
	5.50%, due 2/15/17	1,600,000	1,672,453
	6.25%, due 12/1/17	1,040,000	1,124,848
	7.50%, due 9/15/20	7,047,000	8,086,432
	8.00%, due 11/1/31	7,390,000	8,545,280
	8.30%, due 2/12/15	7,800,000	8,638,500
	Provident Funding Associates, L.P.
	10.125%, due 2/15/19 (f)	2,325,000	2,394,750
	10.25%, due 4/15/17 (f)	3,255,000	3,499,125
			39,000,835
	Beverages 0.6%
	Constellation Brands, Inc. 8.375%, due 12/15/14	1,620,000	1,836,675
	Cott Beverages, Inc.
	8.125%, due 9/1/18	2,905,000	3,228,181
	8.375%, due 11/15/17	9,750,000	10,688,438
			15,753,294
	Building Materials 2.8%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (f)	2,110,000	2,310,450
	6.875%, due 8/15/18 (f)	5,050,000	5,416,125
	7.00%, due 2/15/20 (f)	3,060,000	3,320,100
	7.50%, due 3/15/20 (f)	5,640,000	6,175,800
	Headwaters, Inc. 7.625%, due 4/1/19	7,457,000	7,568,855
	Jeld-Wen Escrow Corp. 12.25%, due 10/15/17 (f)	5,300,000	6,028,750
	Martin Marietta Materials, Inc. 6.60%, due 4/15/18	2,000,000	2,245,358
	Taylor Morrison Communities, Inc. 7.75%, due 4/15/20 (f)	5,380,000	5,729,700
¤	Texas Industries, Inc. 9.25%, due 8/15/20	22,605,000	23,961,300
	USG Corp.
	6.30%, due 11/15/16	3,460,000	3,494,600
	7.875%, due 3/30/20 (f)	530,000	573,062
	8.375%, due 10/15/18 (f)	1,165,000	1,264,025
			68,088,125
	Chemicals 2.2%
	CF Industries, Inc.
	6.875%, due 5/1/18	2,580,000	3,137,925
	7.125%, due 5/1/20	570,000	715,350
	Georgia Gulf Corp. 9.00%, due 1/15/17 (f)	6,320,000	7,062,600
	Huntsman International LLC 5.50%, due 6/30/16	1,685,000	1,693,425
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	6,135,000	6,319,050
	Olin Corp.
	5.50%, due 8/15/22	4,500,000	4,635,000
	8.875%, due 8/15/19	6,675,000	7,576,125
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (f)	12,785,000	12,401,450
	PolyOne Corp. 7.375%, due 9/15/20	1,200,000	1,299,000
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	7,225,000	7,333,375
			52,173,300
	Coal 2.0%
	Arch Coal, Inc.
	7.00%, due 6/15/19	6,935,000	5,825,400
	7.25%, due 10/1/20	1,110,000	932,400
	8.75%, due 8/1/16	2,070,000	2,028,600
	CONSOL Energy, Inc.
	8.00%, due 4/1/17	10,900,000	11,390,500
	8.25%, due 4/1/20	1,590,000	1,665,525
	Peabody Energy Corp.
	6.00%, due 11/15/18 (f)	7,635,000	7,635,000
	6.25%, due 11/15/21 (f)	4,670,000	4,646,650
	6.50%, due 9/15/20	3,485,000	3,563,413
	7.375%, due 11/1/16	845,000	956,963
	7.875%, due 11/1/26	2,235,000	2,380,275
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	1,340,000	1,383,550
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II 8.375%, due 6/1/20 (f)	4,335,000	4,475,887
	Somerset Cayuga Holding Co., Inc. 20.00%, due 6/15/17 (b)(d)(e)(f)(h)	1,302,000	1,757,700
			48,641,863
	Commercial Services 3.9%
	Alliance Data Systems Corp. 6.375%, due 4/1/20 (f)	5,385,000	5,815,800
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	8.25%, due 1/15/19	1,975,000	2,150,281
	9.75%, due 3/15/20	2,895,000	3,307,537
	Catalent Pharma Solutions, Inc. 7.875%, due 10/15/18 (f)	7,060,000	7,165,900
	Cenveo Corp. 8.875%, due 2/1/18	5,490,000	5,201,775
	Corrections Corp. of America 7.75%, due 6/1/17	1,455,000	1,560,488
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (b)(c)(d)(e)(g)	2,412,000	173,664
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	6,455,000	6,810,025
	H&E Equipment Services, Inc. 7.00%, due 9/1/22 (f)	4,130,000	4,295,200
	Knowledge Universe Education LLC 7.75%, due 2/1/15 (f)	8,120,000	6,983,200
	Lender Processing Services, Inc. 8.125%, due 7/1/16	4,775,000	4,989,875
	PHH Corp.
	7.375%, due 9/1/19	2,730,000	2,921,100
	9.25%, due 3/1/16	1,615,000	1,853,212
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (b)(e)(g)	150,000	2,400
	9.75%, due 8/1/49 (b)(e)(f)(g)	8,530,000	136,480
	RR Donnelley & Sons Co. 7.25%, due 5/15/18	997,000	989,523
	Sotheby's 5.25%, due 10/1/22 (f)	4,820,000	4,868,200
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (f)	6,110,000	6,446,050
	Sunstate Equipment Co. LLC / Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (f)(h)	9,460,000	9,885,700
	UR Merger Sub Corp.
	5.75%, due 7/15/18 (f)	4,155,000	4,388,719
	7.375%, due 5/15/20 (f)	3,835,000	4,122,625
	7.625%, due 4/15/22 (f)	4,165,000	4,560,675
	9.25%, due 12/15/19	2,450,000	2,762,375
	Valassis Communications, Inc. 6.625%, due 2/1/21	3,740,000	3,861,550
			95,252,354
	Computers 0.6%
	iGATE Corp. 9.00%, due 5/1/16	5,140,000	5,641,150
	NCR Corp. 5.00%, due 7/15/22 (f)	4,050,000	4,090,500
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	3,625,000	3,751,875
			13,483,525
	Distribution & Wholesale 0.5%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	10,815,000	11,545,013

	Diversified Financial Services 1.0%
	CNG Holdings, Inc. 9.375%, due 5/15/20 (f)	4,695,000	4,824,113
	Community Choice Financial, Inc.
	10.75%, due 5/1/19 (f)	6,965,000	6,790,875
	12.75%, due 5/1/20 (b)(f)	3,000,000	3,052,500
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	9,479,200
			24,146,688
	Electric 3.2%
	AES Eastern Energy, L.P. (Escrow Shares) Series 1999-A 9.00%, due 1/2/17 (b)(c)(d)(e)	3,526,011	599,422
	Calpine Construction Finance Co., L.P. / CCFC Finance Corp. 8.00%, due 6/1/16 (f)	14,635,000	15,732,625
	Calpine Corp. 7.25%, due 10/15/17 (f)	10,297,000	10,992,047
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	8,801,000	9,901,125
	GenOn Energy, Inc. 9.50%, due 10/15/18	9,610,000	10,907,350
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (f)	1,615,000	1,796,688
	PNM Resources, Inc. 9.25%, due 5/15/15	1,704,000	1,951,080
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,815,627
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,190,000	1,285,200
	Reliant Energy, Inc.
	7.625%, due 6/15/14	4,535,000	4,841,112
	7.875%, due 6/15/17	14,250,000	15,176,250
			75,998,526
	Electrical Components & Equipment 0.6%
	Belden, Inc. 5.50%, due 9/1/22 (f)	9,900,000	10,122,750
	General Cable Corp. 5.75%, due 10/1/22 (f)	3,610,000	3,664,150
			13,786,900
	Electronics 0.2%
	Kemet Corp. 10.50%, due 5/1/18	2,100,000	2,131,500
	Stoneridge, Inc. 9.50%, due 10/15/17 (f)	3,110,000	3,358,800
			5,490,300
	Engineering & Construction 0.5%
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	9,000,000	6,480,000
	13.00%, due 3/15/18 (f)(h)	5,726,600	5,869,765
			12,349,765
	Entertainment 2.5%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18 (f)	8,040,000	8,341,500
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	5,235,000	5,666,887
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	10,235,000	10,235,000
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (f)	1,210,000	1,101,100
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (f)	8,807,000	9,819,805
	Peninsula Gaming LLC
	8.375%, due 8/15/15	1,665,000	1,739,925
	10.75%, due 8/15/17	6,977,000	7,884,010
	Production Resource Group, Inc. 8.875%, due 5/1/19	6,090,000	4,263,000
	Speedway Motorsports, Inc. 8.75%, due 6/1/16	2,985,000	3,227,531
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (b)(e)	365,760	256,032
	Vail Resorts, Inc. 6.50%, due 5/1/19	3,490,000	3,795,375
	WMG Acquisition Corp.
	9.50%, due 6/15/16	1,865,000	2,030,519
	11.50%, due 10/1/18	1,505,000	1,693,125
			60,053,809
	Environmental Controls 0.5%
	Clean Harbors, Inc. 5.25%, due 8/1/20 (f)	4,320,000	4,449,600
	Darling International, Inc. 8.50%, due 12/15/18	3,600,000	4,099,500
	Heckmann Corp. 9.875%, due 4/15/18	3,205,000	3,301,150
			11,850,250
	Finance - Auto Loans 1.2%
	Credit Acceptance Corp. 9.125%, due 2/1/17	3,200,000	3,528,000
	Ford Motor Credit Co. LLC
	7.00%, due 4/15/15	3,075,000	3,444,000
	12.00%, due 5/15/15	4,455,000	5,524,200
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17 (f)	6,455,000	6,618,376
	6.75%, due 6/1/18	8,850,000	9,848,900
			28,963,476
	Finance - Consumer Loans 0.3%
	SLM Corp.
	8.00%, due 3/25/20	2,540,000	2,933,700
	8.45%, due 6/15/18	4,085,000	4,784,421
			7,718,121
	Finance - Other Services 1.2%
¤	Nationstar Mortgage LLC / Nationstar Capital Corp.
	7.875%, due 10/1/20 (f)	4,005,000	4,075,087
	9.625%, due 5/1/19 (f)	5,305,000	5,785,713
	10.875%, due 4/1/15	13,100,000	14,197,125
	SquareTwo Financial Corp. 11.625%, due 4/1/17	4,875,000	4,314,375
			28,372,300
	Food 1.8%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (f)	4,740,000	4,799,250
	American Stores Co. 8.00%, due 6/1/26	9,740,000	8,279,000
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (f)(h)	4,514,484	3,916,315
	B&G Foods, Inc. 7.625%, due 1/15/18	2,761,000	2,981,880
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (f)	3,267,000	3,430,350
	Harmony Foods Corp. 10.00%, due 5/1/16 (f)	6,510,000	6,835,500
	Smithfield Foods, Inc. 6.625%, due 8/15/22	4,385,000	4,549,437
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (b)(e)	6,300,000	6,394,500
	7.75%, due 3/1/18	3,070,000	3,353,975
			44,540,207
	Forest Products & Paper 1.3%
	Clearwater Paper Corp. 7.125%, due 11/1/18	4,082,000	4,439,175
¤	Georgia-Pacific Corp.
	7.25%, due 6/1/28	4,180,000	5,289,568
	7.375%, due 12/1/25	1,310,000	1,733,908
	7.75%, due 11/15/29	64,000	84,556
	8.00%, due 1/15/24	3,469,000	4,735,182
	8.875%, due 5/15/31	6,895,000	10,198,801
	Resolute Forest Products 10.25%, due 10/15/18	3,686,000	4,192,825
			30,674,015
	Health Care - Products 1.5%
	Alere, Inc.
	8.625%, due 10/1/18	1,555,000	1,632,750
	9.00%, due 5/15/16	650,000	693,875
	Biomet, Inc.
	10.00%, due 10/15/17	4,835,000	5,100,925
	11.625%, due 10/15/17	3,461,000	3,685,965
	DJO Finance LLC / DJO Finance Corp. 9.75%, due 10/15/17	2,705,000	2,299,250
	Hanger, Inc. 7.125%, due 11/15/18	7,627,000	7,970,215
	Hologic, Inc. 6.25%, due 8/1/20 (f)	3,230,000	3,423,800
	Teleflex, Inc. 6.875%, due 6/1/19	4,860,000	5,224,500
	Universal Hospital Services, Inc. 7.625%, due 8/15/20 (f)	5,610,000	5,848,425
			35,879,705
	Health Care - Services 4.3%
	Alliance HealthCare Services, Inc. 8.00%, due 12/1/16	2,340,000	2,000,700
	American Renal Associates Holdings, Inc. 9.75%, due 3/1/16 (h)	3,104,575	3,306,372
	American Renal Holdings Co., Inc. 8.375%, due 5/15/18	2,830,000	2,985,650
	AMERIGROUP Corp. 7.50%, due 11/15/19	6,865,000	8,019,178
	Centene Corp. 5.75%, due 6/1/17	3,905,000	4,178,350
	CHS / Community Health Systems, Inc.
	5.125%, due 8/15/18	2,990,000	3,102,125
	7.125%, due 7/15/20	3,495,000	3,728,728
	DaVita, Inc.
	6.375%, due 11/1/18	3,010,000	3,213,175
	6.625%, due 11/1/20	1,896,000	2,026,350
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (f)	3,750,000	4,228,125
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (f)	460,000	489,900
	5.875%, due 1/31/22 (f)	2,710,000	2,899,700
	HCA Holdings, Inc. 7.75%, due 5/15/21	3,900,000	4,251,000
¤	HCA, Inc.
	5.75%, due 3/15/14	2,920,000	3,066,000
	6.375%, due 1/15/15	2,780,000	2,995,450
	6.50%, due 2/15/16	4,420,000	4,862,000
	7.19%, due 11/15/15	93,000	101,835
	7.25%, due 9/15/20	995,000	1,114,400
	7.50%, due 2/15/22	1,570,000	1,778,025
	7.58%, due 9/15/25	575,000	577,875
	7.875%, due 2/15/20	645,000	724,819
	8.00%, due 10/1/18	5,720,000	6,606,600
	8.36%, due 4/15/24	450,000	471,375
	8.50%, due 4/15/19	2,125,000	2,395,937
	9.00%, due 12/15/14	1,520,000	1,702,400
	9.875%, due 2/15/17	881,000	947,075
	Health Management Associates, Inc. 7.375%, due 1/15/20	2,505,000	2,717,925
	INC Research LLC 11.50%, due 7/15/19 (f)	6,635,000	6,668,175
	MultiPlan, Inc. 9.875%, due 9/1/18 (f)	10,145,000	11,210,225
	ResCare, Inc. 10.75%, due 1/15/19	3,520,000	3,907,200
	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	4,860,000	5,169,825
	8.00%, due 2/1/18	1,655,000	1,766,713
			103,213,207
	Holding Companies - Diversified 0.5%
	Leucadia National Corp. 8.125%, due 9/15/15	4,480,000	5,051,200
	Susser Holdings LLC / Susser Finance Corp. 8.50%, due 5/15/16	7,468,000	8,037,435
			13,088,635
	Home Builders 0.5%
	Meritage Homes Corp. 7.00%, due 4/1/22	1,665,000	1,781,550
	Ryland Group, Inc. (The) 6.625%, due 5/1/20	1,880,000	2,039,800
	Standard Pacific Corp. 8.375%, due 1/15/21	4,400,000	5,021,500
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 7.75%, due 4/15/20 (f)	2,415,000	2,571,975
			11,414,825
	Household Products & Wares 1.1%
	Central Garden and Pet Co. 8.25%, due 3/1/18	3,306,000	3,504,360
	Jarden Corp.
	6.125%, due 11/15/22	945,000	1,020,600
	7.50%, due 5/1/17	5,940,000	6,801,300
	Prestige Brands, Inc. 8.25%, due 4/1/18	3,560,000	3,916,000
	Spectrum Brands, Inc.
	6.75%, due 3/15/20 (f)	710,000	733,075
	9.50%, due 6/15/18	6,505,000	7,334,388
	9.50%, due 6/15/18 (f)	2,382,000	2,685,705
			25,995,428
	Housewares 0.2%
	Libbey Glass, Inc. 6.875%, due 5/15/20 (f)	5,360,000	5,762,000

	Insurance 0.5%
	Hub International, Ltd. 8.125%, due 10/15/18 (f)	3,125,000	3,164,062
	Ironshore Holdings (U.S.) Inc. 8.50%, due 5/15/20 (f)	4,190,000	4,620,774
	Lumbermens Mutual Casualty Co.
	8.45%, due 12/1/97 (b)(c)(e)(f)	555,000	347
	9.15%, due 7/1/26 (b)(c)(e)(f)	12,235,000	7,647
	USI Holdings Corp.
	4.31%, due 11/15/14 (a)(f)	770,000	744,975
	9.75%, due 5/15/15 (f)	3,209,000	3,245,101
			11,782,906
	Internet 0.5%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (f)	5,405,000	5,864,425
	Equinix, Inc. 7.00%, due 7/15/21	4,855,000	5,437,600
			11,302,025
	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	3,743,000	4,236,380

	Iron & Steel 1.0%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	3,037,325
	Allegheny Technologies, Inc. 9.375%, due 6/1/19	2,600,000	3,359,244
	Ryerson, Inc.
	7.82%, due 11/1/14 (a)	3,380,000	3,380,000
	12.00%, due 11/1/15	6,426,000	6,634,845
	Steel Dynamics, Inc.
	6.125%, due 8/15/19 (f)	2,825,000	2,938,000
	6.375%, due 8/15/22 (f)	4,005,000	4,135,163
			23,484,577
	Leisure Time 0.1%
	Brunswick Corp. 11.25%, due 11/1/16 (f)	1,760,000	2,010,800

	Lodging 1.9%
	Choice Hotels International, Inc. 5.75%, due 7/1/22	7,225,000	7,875,250
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (f)	4,810,000	4,737,850
	MGM Mirage, Inc. 13.00%, due 11/15/13	1,825,000	2,057,687
	MGM Resorts International
	6.625%, due 7/15/15	1,000,000	1,070,000
	6.75%, due 10/1/20 (f)	4,320,000	4,320,000
	7.50%, due 6/1/16	625,000	668,750
	10.375%, due 5/15/14	510,000	573,750
	MTR Gaming Group, Inc. 11.50%, due 8/1/19	5,652,225	5,948,967
	ROC Finance LLC / ROC Finance 1 Corp. 12.125%, due 9/1/18 (f)	4,365,000	5,063,400
	Seminole Hard Rock Entertainment, Inc. 2.889%, due 3/15/14 (a)(f)	2,295,000	2,272,050
	Sheraton Holding Corp. 7.375%, due 11/15/15	2,580,000	3,000,481
	Station Casinos LLC 3.66%, due 6/18/18 (f)	10,110,000	8,719,875
			46,308,060
	Machinery - Diversified 0.4%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	3,660,000	3,989,400
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (f)	4,485,000	4,798,950
			8,788,350
	Media 3.0%
	AMC Networks, Inc. 7.75%, due 7/15/21	2,480,000	2,802,400
	Cablevision Systems Corp. 8.625%, due 9/15/17	1,060,000	1,232,250
	CCO Holdings LLC / CCO Holdings Capital Corp.
	7.00%, due 1/15/19	4,700,000	5,087,750
	7.25%, due 10/30/17	1,245,000	1,357,050
	7.375%, due 6/1/20	9,520,000	10,626,700
	7.875%, due 4/30/18	1,585,000	1,715,763
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	6,000,000	6,720,000
	DISH DBS Corp.
	4.625%, due 7/15/17 (f)	6,040,000	6,175,900
	5.875%, due 7/15/22 (f)	3,350,000	3,433,750
	6.75%, due 6/1/21	3,925,000	4,278,250
	7.125%, due 2/1/16	1,085,000	1,198,925
	7.75%, due 5/31/15	1,345,000	1,513,125
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20 (f)	8,695,000	8,640,656
	7.75%, due 10/15/18	7,560,000	8,523,900
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (f)	8,860,000	8,239,800
			71,546,219
	Metal Fabricate & Hardware 0.9%
	A. M. Castle & Co. 12.75%, due 12/15/16	9,200,000	10,396,000
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	4,825,000	4,945,625
	8.75%, due 9/1/20	4,680,000	5,288,400
	Neenah Foundry Co. 15.00%, due 7/29/15 (b)(h)	1,377,570	1,236,369
			21,866,394
	Mining 0.8%
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	6,495,000	7,014,600
	Vulcan Materials Co.
	6.50%, due 12/1/16	9,075,000	9,959,813
	7.50%, due 6/15/21	1,505,000	1,700,650
			18,675,063
	Miscellaneous - Manufacturing 1.9%
	Actuant Corp. 5.625%, due 6/15/22	3,941,000	4,088,788
	Amsted Industries, Inc. 8.125%, due 3/15/18 (f)	9,620,000	10,389,600
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20 (f)	4,730,000	5,132,050
	Griffon Corp. 7.125%, due 4/1/18	4,755,000	5,034,356
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,492,987
	Polypore International, Inc. 7.50%, due 11/15/17	6,465,000	6,966,037
	SPX Corp.
	6.875%, due 9/1/17	4,285,000	4,788,488
	7.625%, due 12/15/14	4,095,000	4,504,500
			46,396,806
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	7,363,000	7,988,855

	Oil & Gas 9.3%
	Berry Petroleum Co. 10.25%, due 6/1/14	3,915,000	4,379,906
	Bill Barrett Corp. 7.625%, due 10/1/19	3,250,000	3,445,000
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	5,465,000	5,970,512
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	9.375%, due 5/1/19	11,222,000	12,063,650
	9.625%, due 8/1/20 (f)	1,770,000	1,907,175
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	9,615,000	10,023,637
	6.775%, due 3/15/19	4,740,000	4,751,850
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19 (f)	6,220,000	5,971,200
	Comstock Resources, Inc.
	7.75%, due 4/1/19	5,955,000	5,984,775
	8.375%, due 10/15/17	1,575,000	1,638,000
	9.50%, due 6/15/20	3,750,000	4,031,250
¤	Concho Resources, Inc.
	5.50%, due 10/1/22	1,990,000	2,074,575
	5.50%, due 4/1/23	4,390,000	4,587,550
	6.50%, due 1/15/22	7,710,000	8,500,275
	7.00%, due 1/15/21	5,485,000	6,143,200
	Continental Resources, Inc.
	5.00%, due 9/15/22 (f)	5,186,000	5,419,370
	5.00%, due 9/15/22	4,470,000	4,659,975
	8.25%, due 10/1/19	3,620,000	4,072,500
	Denbury Resources, Inc. 8.25%, due 2/15/20	4,605,000	5,192,138
	Forest Oil Corp. 8.50%, due 2/15/14	410,000	443,825
	Holly Corp. 9.875%, due 6/15/17	4,550,000	4,987,938
	Linn Energy LLC 9.875%, due 7/1/18	2,395,000	2,640,488
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19 (f)	1,175,000	1,175,000
	11.75%, due 5/15/17	2,483,000	2,768,545
	Newfield Exploration Co. 5.625%, due 7/1/24	4,310,000	4,784,100
	Oasis Petroleum, Inc. 7.25%, due 2/1/19	9,740,000	10,446,150
	PDC Energy, Inc. 7.75%, due 10/15/22 (f)	5,435,000	5,489,350
	Penn Virginia Corp.
	7.25%, due 4/15/19	3,855,000	3,585,150
	10.375%, due 6/15/16	5,135,000	5,333,981
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	4,285,000	4,868,116
	10.50%, due 8/1/14	1,410,000	1,533,375
	Petroquest Energy, Inc. 10.00%, due 9/1/17	9,935,000	10,233,050
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	7,900,000	8,591,250
	Plains Exploration & Production Co. 10.00%, due 3/1/16	3,319,000	3,567,925
	Quicksilver Resources, Inc. 11.75%, due 1/1/16	7,225,000	7,297,250
	Range Resources Corp.
	5.00%, due 8/15/22	1,660,000	1,751,300
	8.00%, due 5/15/19	2,980,000	3,307,800
	SM Energy Co.
	6.50%, due 11/15/21	2,895,000	3,068,700
	6.625%, due 2/15/19	3,795,000	4,003,725
	Stone Energy Corp.
	6.75%, due 12/15/14	4,640,000	4,657,400
	8.625%, due 2/1/17	2,400,000	2,568,000
	W&T Offshore, Inc. 8.50%, due 6/15/19	4,000,000	4,360,000
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	5,450,000	5,845,125
	7.00%, due 2/1/14	7,891,000	8,403,915
	WPX Energy, Inc. 6.00%, due 1/15/22	6,915,000	7,433,625
			223,961,621
	Oil & Gas Services 0.3%
	American Petroleum Tankers LLC / AP Tankers Co. 10.25%, due 5/1/15	4,168,000	4,376,400
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (f)	3,560,000	3,702,400
			8,078,800
	Packaging & Containers 2.4%
	AEP Industries, Inc. 8.25%, due 4/15/19	8,490,000	8,999,400
	Ball Corp.
	5.00%, due 3/15/22	3,780,000	3,959,550
	6.75%, due 9/15/20	835,000	918,500
	7.125%, due 9/1/16	2,790,000	3,020,175
	Crown Americas LLC / Crown Americas Capital Corp. III 6.25%, due 2/1/21	3,285,000	3,662,775
	Greif, Inc. 6.75%, due 2/1/17	3,324,000	3,673,020
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	1,750,000	2,008,125
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (f)	10,148,000	11,619,460
	Sealed Air Corp.
	8.125%, due 9/15/19 (f)	2,045,000	2,275,062
	8.375%, due 9/15/21 (f)	2,340,000	2,620,800
	Silgan Holdings, Inc. 5.00%, due 4/1/20	6,900,000	7,219,125
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (f)	6,480,000	6,933,600
			56,909,592
	Pharmaceuticals 2.6%
	BioScrip, Inc. 10.25%, due 10/1/15	3,805,000	4,099,887
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15	7,611,515	7,754,231
	Endo Health Solutions, Inc. 7.00%, due 7/15/19	2,490,000	2,682,975
	Grifols, Inc. 8.25%, due 2/1/18	7,400,000	8,177,000
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	7,645,000	7,205,412
	Mylan, Inc.
	7.625%, due 7/15/17 (f)	2,075,000	2,298,062
	7.875%, due 7/15/20 (f)	4,880,000	5,477,800
	NBTY, Inc. 9.00%, due 10/1/18	6,150,000	6,841,875
	Valeant Pharmaceuticals International
	6.375%, due 10/15/20 (f)	2,550,000	2,601,000
	6.50%, due 7/15/16 (f)	4,485,000	4,703,644
	6.75%, due 10/1/17 (f)	2,200,000	2,343,000
	6.875%, due 12/1/18 (f)	1,715,000	1,805,038
	7.00%, due 10/1/20 (f)	765,000	805,163
	VPI Escrow Corp. 6.375%, due 10/15/20 (f)	5,095,000	5,196,900
			61,991,987
	Pipelines 1.7%
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	529,247
	9.625%, due 11/1/21	6,855,000	10,275,234
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20 (f)	4,725,000	4,807,688
	Cedar Brakes II LLC 9.875%, due 9/1/13 (f)	729,965	749,827
	Chesapeake Midstream Partners, L.P. / CHKM Finance Corp. 6.125%, due 7/15/22	2,320,000	2,453,400
	Copano Energy LLC / Copano Energy Finance Corp.
	7.125%, due 4/1/21	4,940,000	5,162,300
	7.75%, due 6/1/18	7,365,000	7,733,250
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	6,940,000	7,512,550
	Northwest Pipeline Corp. 7.125%, due 12/1/25	2,195,000	2,894,893
			42,118,389
	Real Estate 0.2%
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (f)	4,480,000	4,659,200

	Real Estate Investment Trusts 1.2%
	Host Hotels & Resorts, Inc. 6.00%, due 11/1/20	650,000	718,250
¤	Host Hotels & Resorts, L.P.
	4.75%, due 3/1/23	7,510,000	7,782,237
	5.25%, due 3/15/22 (f)	4,055,000	4,379,400
	5.875%, due 6/15/19	1,325,000	1,457,500
	6.00%, due 10/1/21	1,070,000	1,222,475
	Series Q 6.75%, due 6/1/16	7,638,000	7,848,045
	Sabra Health Care, L.P. / Sabra Capital Corp. 8.125%, due 11/1/18 (f)	4,230,000	4,621,275
	Weyerhaeuser Co. 6.875%, due 12/15/33	495,000	575,004
			28,604,186
	Retail 3.2%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	1,970,000	2,102,975
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	2,180,000	2,267,200
	6.50%, due 5/20/21	1,685,000	1,769,250
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	2,864,000	2,964,240
	8.375%, due 11/15/20	7,476,000	8,242,290
	AutoNation, Inc. 6.75%, due 4/15/18	5,495,000	6,175,006
	DineEquity, Inc. 9.50%, due 10/30/18	12,440,000	14,026,100
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	4,215,000	4,014,787
	Limited Brands, Inc.
	5.625%, due 2/15/22	1,085,000	1,169,088
	6.625%, due 4/1/21	3,610,000	4,097,350
	8.50%, due 6/15/19	1,555,000	1,873,775
	Penske Automotive Group, Inc. 5.75%, due 10/1/22 (f)	7,265,000	7,446,625
	PVH Corp. 7.375%, due 5/15/20	2,540,000	2,870,200
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	3,075,000	3,274,875
	6.875%, due 11/15/19	3,860,000	4,294,250
	Sonic Automotive, Inc.
	7.00%, due 7/15/22 (f)	3,300,000	3,531,000
	9.00%, due 3/15/18	5,640,000	6,161,700
			76,280,711
	Savings & Loans 0.2%
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (f)	4,300,000	4,568,750

	Semiconductors 0.2%
	Advanced Micro Devices, Inc. 7.75%, due 8/1/20	1,840,000	1,867,600
	MEMC Electronic Materials, Inc. 7.75%, due 4/1/19	4,735,000	3,882,700
			5,750,300
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	2,245,000	2,433,019
	7.125%, due 3/15/21	1,825,000	1,964,156
			4,397,175
	Software 0.5%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17	3,245,000	3,553,275
	7.875%, due 7/15/20	955,000	1,067,213
	Legend Acquisition Sub, Inc. 10.75%, due 8/15/20 (f)	4,625,000	4,532,500
	Nuance Communications, Inc. 5.375%, due 8/15/20 (f)	3,450,000	3,562,125
			12,715,113
	Storage & Warehousing 0.0%‡
	Mobile Mini, Inc. 7.875%, due 12/1/20	280,000	303,800

	Telecommunications 4.2%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	1,310,000	858,050
	CC Holdings GS V LLC / Crown Castle GS III Corp. 7.75%, due 5/1/17 (f)	9,690,000	10,344,075
	Clearwire Communications LLC / Clearwire Finance, Inc. 12.00%, due 12/1/15 (f)	2,555,000	2,529,450
	Crown Castle International Corp. 7.125%, due 11/1/19	6,835,000	7,415,975
	Frontier Communications Corp. 9.25%, due 7/1/21	4,300,000	4,977,250
	GCI, Inc.
	6.75%, due 6/1/21	4,300,000	4,300,000
	8.625%, due 11/15/19	3,430,000	3,704,400
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	4,710,000	5,039,700
	7.625%, due 6/15/21	5,860,000	6,489,950
	Lucent Technologies, Inc. 6.50%, due 1/15/28	2,840,000	1,846,000
	Nextel Communications, Inc. 7.375%, due 8/1/15	1,753,000	1,759,574
	NII Capital Corp.
	7.625%, due 4/1/21	11,950,000	9,500,250
	8.875%, due 12/15/19	1,580,000	1,327,200
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17	7,940,000	8,396,550
	SBA Telecommunications, Inc.
	5.75%, due 7/15/20 (f)	3,750,000	3,937,500
	8.25%, due 8/15/19	2,538,000	2,836,215
	Sprint Capital Corp.
	6.875%, due 11/15/28	12,425,000	11,431,000
	8.75%, due 3/15/32	5,610,000	5,806,350
	Sprint Nextel Corp. 9.125%, due 3/1/17	4,165,000	4,716,862
	tw telecom holdings, Inc. 5.375%, due 10/1/22 (f)	3,600,000	3,672,000
			100,888,351
	Transportation 1.1%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (h)	1,080,938	967,440
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	12,342,000	12,989,955
	KAR Holdings, Inc. 4.445%, due 5/1/14 (a)	2,475,000	2,471,906
	Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (f)	8,770,000	9,142,725
			25,572,026
	Trucking & Leasing 0.4%
	NESCO LLC / NESCO Holdings Corp. 11.75%, due 4/15/17 (f)	4,530,000	4,824,450
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19 (f)	5,690,000	5,946,050
			10,770,500
	Total Corporate Bonds (Cost $1,840,209,994)		1,953,232,285

	Loan Assignments & Participations 2.5% (i)
	Apparel 0.2%
	Unifi, Inc. Term Loan 8.75%, due 5/1/17 (b)(e)	3,733,333	3,845,333

	Auto Manufacturers 0.4%
	Chrysler Group LLC Term Loan 6.00%, due 5/24/17	4,479,849	4,563,846
	Fleetpride Corp. New Term Loan 6.75%, due 12/6/17	4,378,000	4,410,835
			8,974,681
	Finance 0.1%
	Ocwen Financial Corp. Term Loan B 7.00%, due 9/1/16	2,999,366	3,014,363

	Finance - Investment Banker/Broker 0.2%
	VFH Parent LLC Term Loan 7.50%, due 7/8/16	5,716,125	5,744,706

	Health Care - Services 0.1%
	Sun Healthcare Group, Inc. New Term Loan B 8.75%, due 10/15/16	3,495,556	3,478,078

	Lodging 0.8%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 9/25/18	2,500,000	2,501,043
	New 2nd Lien Term Loan 10.00%, due 9/20/19	3,395,000	3,378,025
	Station Casinos, Inc. 2012 Term Loan B2 4.216%, due 6/17/16	14,475,038	13,968,412
			19,847,480
	Media 0.2%
	Nielsen Finance LLC Class A Term Loan 2.23%, due 8/9/13	896,228	896,228
	Proquest Co. Term Loan B 6.00%, due 4/13/18	3,303,400	3,328,175
			4,224,403
	Metal Fabricate & Hardware 0.3%
	Neenah Corp. Exit Term Loan 11.00%, due 1/29/15 (b)(e)	5,925,000	5,925,000

	Miscellaneous - Manufacturing 0.2%
	FGI Operating Co. LLC Term Loan 6.50%, due 4/19/19	5,000,000	5,020,835
	Total Loan Assignments & Participations (Cost $58,059,534)		60,074,879

	Yankee Bonds 10.4% (j)
	Auto Manufacturers 0.2%
	Jaguar Land Rover PLC 8.125%, due 5/15/21 (f)	4,740,000	5,160,675

	Auto Parts & Equipment 1.1%
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (f)	3,065,000	2,942,400
¤	Schaeffler Finance B.V.
	7.75%, due 2/15/17 (f)	13,700,000	15,138,500
	8.50%, due 2/15/19 (f)	6,820,000	7,638,400
			25,719,300
	Chemicals 0.9%
	Ineos Finance PLC 7.50%, due 5/1/20 (f)	6,635,000	6,734,525
	NOVA Chemicals Corp.
	3.855%, due 11/15/13 (a)	9,665,000	9,652,919
	8.375%, due 11/1/16	3,835,000	4,237,675
			20,625,119
	Computers 0.4%
	Seagate HDD Cayman
	7.00%, due 11/1/21	2,890,000	3,092,300
	7.75%, due 12/15/18	5,115,000	5,652,075
			8,744,375
	Diversified Financial Services 0.7%
	National Money Mart Co. 10.375%, due 12/15/16	7,910,000	8,839,425
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	8,835,000	8,989,612
			17,829,037
	Entertainment 0.2%
	MU Finance PLC 8.375%, due 2/1/17 (f)	5,454,827	5,918,488

	Forest Products & Paper 0.3%
	Sappi Papier Holding GmbH
	6.625%, due 4/15/21 (f)	1,900,000	1,824,000
	7.75%, due 7/15/17 (f)	1,730,000	1,851,100
	8.375%, due 6/15/19 (f)	1,100,000	1,177,000
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (f)	2,325,000	2,295,938
			7,148,038
	Health Care - Products 0.3%
	DJO Finance LLC / DJO Finance Corp. 10.875%, due 11/15/14	7,440,000	7,700,400

	Insurance 0.4%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	3,015,000	3,462,058
	7.75%, due 7/15/37	1,260,000	1,399,665
	8.30%, due 4/15/26	4,645,000	5,226,271
			10,087,994
	Iron & Steel 0.1%
	APERAM
	7.375%, due 4/1/16 (f)	3,395,000	2,902,725
	7.75%, due 4/1/18 (f)	5,000	4,100
			2,906,825
	Leisure Time 0.6%
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (f)	14,005,000	14,705,250

	Media 1.2%
	Quebecor Media, Inc. 7.75%, due 3/15/16	7,877,000	8,113,310
¤	Videotron Ltee
	5.00%, due 7/15/22	4,385,000	4,582,325
	6.375%, due 12/15/15	2,425,000	2,467,437
	9.125%, due 4/15/18	12,630,000	13,608,825
			28,771,897
	Mining 0.6%
	New Gold, Inc. 7.00%, due 4/15/20 (f)	7,415,000	7,859,900
	Novelis, Inc.
	8.375%, due 12/15/17	4,205,000	4,593,962
	8.75%, due 12/15/20	2,810,000	3,112,075
			15,565,937
	Oil & Gas 0.3%
	OGX Austria GmbH 8.50%, due 6/1/18 (f)	7,815,000	7,033,500

	Oil & Gas Services 0.3%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (f)	7,778,000	8,011,340

	Pharmaceuticals 0.5%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (f)	7,095,000	7,698,075
	Warner Chilcott Co., LLC / Warner Chilcott Co., LLC 7.75%, due 9/15/18	3,385,000	3,613,488
			11,311,563
	Telecommunications 2.3%
¤	Intelsat Jackson Holdings S.A.
	6.625%, due 12/15/22 (f)	4,500,000	4,477,500
	7.25%, due 4/1/19	6,020,000	6,501,600
	7.25%, due 10/15/20 (f)	7,055,000	7,584,125
	7.50%, due 4/1/21	3,665,000	3,967,363
	11.25%, due 6/15/16	5,062,000	5,283,462
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	4,645,000	4,912,088
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (f)	7,145,000	7,520,112
	8.75%, due 2/1/20 (f)	3,600,000	4,014,000
	Virgin Media Finance PLC
	8.375%, due 10/15/19	4,455,000	5,067,562
	9.50%, due 8/15/16	4,930,000	5,459,975
			54,787,787
	Total Yankee Bonds (Cost $237,103,588)		252,027,525

	Total Long-Term Bonds (Cost $2,148,546,762)		2,278,992,310

		Shares	Value
	Common Stocks 0.5%
	Coal 0.0%‡
	Upstate NY Power Producers (b)(d)(e)	19,474	331,058

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (b)(d)(e)(g)	2,207,279	22,073

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(e)(g)	230,859	1,371,302

	Mining 0.4%
	Goldcorp, Inc.	211,500	9,697,275

	Total Common Stocks (Cost $11,088,956)		11,421,708

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	124,200	3,118,662

	Total Preferred Stock (Cost $3,028,994)		3,118,662

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (b)(g)	3,370	101,100

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (b)(d)(e)(g)	365	4
	Unsecured Debt Expires 12/18/16 (b)(d)(e)(g)	360	3
			7
	Total Warrants (Cost $1,099)		101,107

		Principal Amount	Value
	Short-Term Investment 4.6%
	Repurchase Agreement 4.6%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $ 110,830,075 (Collateralized by a United States Treasury Note with a rate of 4.25% and a maturity date of 8/15/15, with a Principal Amount of $101,205,000 and a Market Value of $113,049,527)	$110,829,983	110,829,983

	Total Short-Term Investment (Cost $110,829,983)		110,829,983

	Total Investments (Cost $2,273,495,794) (k)	99.8%	2,404,463,770
	Other Assets, Less Liabilities	0.2	4,547,223

	Net Assets	100.0%	$2,409,010,993

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(b)	Illiquid security. The total market value of these securities as of September 30, 2012 is $25,218,046, which represents 1.1% of the Portfolio's net assets.
(c)	Issue in default.
(d)	Restricted security.
(e)	Fair valued security. The total market value of these securities as of September 30, 2012 is $20,828,077, which represents 0.9% of the Portfolio's net assets.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of September 30, 2012. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	As of September 30, 2012, cost is $2,273,420,774 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$151,310,181
Gross unrealized depreciation	(20,267,185)
Net unrealized appreciation	$131,042,996

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$13,656,531	$1,090		$13,657,621
Corporate Bonds (c)	—	1,943,900,071	9,332,214		1,953,232,285
Loan Assignments & Participations (d)	—	43,912,158	16,162,721	(e)	60,074,879
Yankee Bonds	—	252,027,525	—		252,027,525
Total Long-Term Bonds	—	2,253,496,285	25,496,025		2,278,992,310
Common Stocks (f)	9,697,275	—	1,724,433		11,421,708
Preferred Stock	3,118,662	—	—		3,118,662
Warrants (g)	101,100	—	7		101,107
Short-Term Investment
Repurchase Agreement	—	110,829,983	—		110,829,983
Total Investments in Securities	$12,917,037	$2,364,326,268	$27,220,465		$2,404,463,770

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,090 are held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $4,022, $1,757,700, $312,544, $599,422, $256,032, $6,394,500 and $7,994 are held in Auto Parts & Equipment, Coal, Commercial Services, Electric, Entertainment, Food and Insurance, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 securities valued at $3,845,333 and $5,925,000 are held in Apparel and Metal Fabricate & Hardware within the Loan Assignments & Participations section of the Portfolio of Investments.
(e)	Includes $3,014,363 and 3,378,025 of Level 3 securities held in Finance and Lodging which represent Loan Assignments & Participations whose value was obtained from pricing agent which utilized a single broker quote to determine such value with significant unobservable inputs.
(f)	The Level 3 securities valued at $331,058, $22,073 and $1,371,302 are held in Coal, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The Level 3 securities valued at $7 are held in Media within the Warrants section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2012
Long-Term Bonds
Convertible Bonds
Internet	$1,090	$-	$-	$-	$-		$-		$-	$-	$1,090	$-
Corporate Bonds
Auto Parts & Equipment	4,022	-		-	-		-		-	-	4,022	-
Coal	-	-	-	455,700	1,302,000	(a)	-		-	-	1,757,700	455,700
Commercial Services	312,544	-	-	15,210	-		(15,210)		-	-	312,544	1,095
Electric	-	-	(4,996,118)	3,589,272	599,422	(a)	(930,472)		2,337,318	-	599,422	(1,979,086)
Entertainment	350,397	9,915	17,801	12,726	-		(134,807)		-	-	256,032	(9,915)
Food	6,331,500	-	-	63,000	-		-		-	-	6,394,500	63,000
Insurance	30,935	-	-	(22,941)	-		-		-	-	7,994	(22,941)
Loan Assignments & Participations
Apparel	-	3,085	130,232	146,683	6,930,000		(3,364,667	)(b)	-	-	3,845,333	146,683
Finance	4,270,191	11,913	22,397	56,746	-		(1,346,884	)(b)	-	-	3,014,363	55,573
Lodging	-	-	-	39,738	3,338,287		-		-	-	3,378,025	39,738
Machinery	12,385	(19,838)	(2,976,047)	2,983,500	-		-		-	-	-	2,983,500
Metal Fabricate & Hardware	5,970,000	-	-	-	-		(45,000	)(b)	-	-	5,925,000	-
Common Stocks
Coal	-	-	-	8	331,050	(a)	-		-	-	331,058	8
Media	22,073	-	-	-	-		-		-	-	22,073	-
Metal, Fabricate & Hardware	1,371,302	-	-	-	-		-		-	-	1,371,302	-
Warrants				-
Media	7	-	-				-		-	-	7	-
Total	$18,676,446	$5,075	$(7,801,735)	$7,339,642	$12,500,759		$(5,837,040)		$2,337,318	$-	$27,220,465	$1,733,355

(a) Purchases include securities received from a restructure.

(b) Sales include principal reductions.

As of September 30, 2012, the Portfolio held the following restricted securities:

		Principal
		Amount/
		Number of
	Date(s) of	Warrants/			9/30/12	Percent of
Security	Acquisition	Shares	Cost		Value	Net Assets
Adelphia Contingent Value Vehicle Common Stock	5/17/02	2,207,279	$690,475		$22,073	0.0	%‡
At Home Corp.
Convertible Bond 0.525%, due 12/28/18	8/31/01	$1,869,975	0	(a)	187	0.0	‡
Convertible Bond 4.75%, due 12/31/49	8/27/01	9,032,054	58,488		903	0.0	‡
AES Eastern Energy, L.P. (Escrow Shares)
Corporate Bond 9.00%, due 1/2/17	5/11/99-2/28/11	$3,526,011	599,422		599,422	0.0	‡
El Comandante Capital Corp. (Escrow Shares)
Corporate Bond (zero coupon), due 12/31/50	12/4/96-1/31/06	$2,412,000	-		173,664	0.0	‡
ION Media Networks, Inc.
Warrant, Second Lien Expires 12/18/39	12/20/10	365	-		4	0.0	‡
Warrant, Unsecured Debt Expires 12/18/16	3/12/10	360	1,099		3	0.0	‡
Lear Corp. (Escrow Shares)
Corporate Bond 8.75%, due 12/1/16	11/18/09	$2,681,000	-		4,022	0.0	‡
Somerset Cayuga Holding Co., Inc.
Corporate Bond 20.00%, due 6/15/17	6/29/12	$1,302,000	1,302,000		1,757,700	0.0	‡
Upstate NY Power Producers
Common Stock	5/11/99-2/28/11	19,474	331,050		331,058	0.0	‡
Total			$2,982,534		$2,889,036	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 4.3%
¤	Honeywell International, Inc.	798,450	$47,707,387

	Auto Components 3.0%
	Johnson Controls, Inc.	1,200,050	32,881,370

	Chemicals 3.3%
	Monsanto Co.	398,750	36,294,225

	Commercial Banks 5.1%
	BB&T Corp.	828,150	27,461,454
	Wells Fargo & Co.	836,800	28,894,704
			56,356,158
	Communications Equipment 3.8%
	Cisco Systems, Inc.	2,175,800	41,536,022

	Consumer Finance 3.0%
	Capital One Financial Corp.	588,500	33,550,385

	Diversified Financial Services 6.5%
¤	Citigroup, Inc.	1,273,850	41,680,372
	JPMorgan Chase & Co.	744,750	30,147,480
			71,827,852
	Food Products 2.1%
	Archer-Daniels-Midland Co.	835,800	22,717,044

	Health Care Equipment & Supplies 5.9%
	Baxter International, Inc.	560,750	33,790,795
	Covidien PLC	535,800	31,837,236
			65,628,031
	Health Care Providers & Services 1.7%
	McKesson Corp.	224,000	19,270,720

	Industrial Conglomerates 3.9%
¤	General Electric Co.	1,918,950	43,579,355

	Machinery 1.8%
	Cummins, Inc.	213,750	19,709,888

	Media 10.8%
¤	Time Warner, Inc.	1,645,750	74,601,847
¤	Viacom, Inc. Class B	837,750	44,895,023
			119,496,870
	Metals & Mining 3.2%
	Barrick Gold Corp.	845,400	35,303,904

	Oil, Gas & Consumable Fuels 12.4%
	Encana Corp.	786,950	17,249,944
¤	ExxonMobil Corp.	493,650	45,144,292
	Occidental Petroleum Corp.	437,434	37,645,570
	Phillips 66	352,775	16,358,177
	Southwestern Energy Co. (a)	602,900	20,968,862
			137,366,845
	Pharmaceuticals 12.7%
	Johnson & Johnson	556,900	38,375,979
	Novartis A.G., ADR (b)	491,700	30,121,542
¤	Pfizer, Inc.	2,868,800	71,289,680
			139,787,201
	Semiconductors & Semiconductor Equipment 6.1%
	Applied Materials, Inc.	1,809,650	20,204,742
¤	Texas Instruments, Inc.	1,696,733	46,744,994
			66,949,736
	Software 4.4%
¤	Microsoft Corp.	1,636,050	48,721,569

	Wireless Telecommunication Services 4.6%
¤	Vodafone Group PLC, Sponsored ADR (b)	1,787,600	50,937,663
	Total Common Stocks (Cost $945,654,754)		1,089,622,225

		Principal Amount	Value
	Short-Term Investment 1.4%
	Repurchase Agreement 1.4%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $16,164,682 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.625% and a maturity date of 12/23/13, with a Principal Amount of $16,390,000 and a Market Value of $16,492,438)	$16,164,668	16,164,668

	Total Short-Term Investment (Cost $16,164,668)		16,164,668

	Total Investments (Cost $961,819,422) (c)	100.0%	1,105,786,893
	Other Assets, Less Liabilities	(0.0)‡	(509,310)

	Net Assets	100.0%	$1,105,277,583

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of September 30, 2012, cost is $964,599,928 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$160,842,274
Gross unrealized depreciation	(19,655,309)
Net unrealized appreciation	$141,186,965

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$1,089,622,225	$—	$—	$1,089,622,225
Short-Term Investment
Repurchase Agreement	—	16,164,668	—	16,164,668

Total Investments in Securities	$1,089,622,225	$16,164,668	$—	$1,105,786,893

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments ††† September 30, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 45.7%†
	Asset-Backed Securities 2.4%
	Airlines 0.5%
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	$1,416,978	$1,555,134

	Home Equity 1.7%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.277%, due 10/25/36 (a)(b)	511,322	359,358
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	15,986	15,976
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.287%, due 5/25/37 (a)(b)	649,167	480,705
	GSAA Home Equity Trust Series 2006-14, Class A1 0.267%, due 9/25/36 (a)	2,838,274	1,428,969
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.317%, due 4/25/37 (a)(b)	393,668	328,331
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.317%, due 3/25/47 (a)(b)	532,715	364,799
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.267%, due 11/25/36 (a)(b)	360,438	142,787
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.327%, due 3/25/37 (a)(b)	1,771,037	1,223,087
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.327%, due 1/25/37 (a)(b)	712,743	406,548
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.327%, due 9/25/37 (a)(b)	571,561	450,102
			5,200,662
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.747%, due 5/25/29 (a)	595,147	543,881

	Total Asset-Backed Securities (Cost $7,614,565)		7,299,677

	Convertible Bonds 6.1%
	Aerospace & Defense 0.2%
	L-3 Communications Corp. 3.00%, due 8/1/35	534,000	538,005

	Apparel 0.1%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (c)	293,000	292,634

	Auto Parts & Equipment 0.1%
	Meritor, Inc. 4.00%, due 2/15/27	560,000	419,650

	Biotechnology 0.1%
	Gilead Sciences, Inc. 1.00%, due 5/1/14	256,000	386,560

	Coal 0.2%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	224,000	197,120
	Peabody Energy Corp. 4.75%, due 12/15/66	460,000	389,850
			586,970
	Computers 0.5%
	EMC Corp. 1.75%, due 12/1/13	422,000	726,631
	Mentor Graphics Corp. 4.00%, due 4/1/31	301,000	339,753
	NetApp, Inc. 1.75%, due 6/1/13	89,000	101,794
	SanDisk Corp. 1.50%, due 8/15/17	242,000	275,124
			1,443,302
	Distribution & Wholesale 0.2%
	WESCO International, Inc. 6.00%, due 9/15/29	309,000	663,771

	Electronics 0.2%
	TTM Technologies, Inc. 3.25%, due 5/15/15	547,000	556,573

	Health Care - Products 0.3%
	Teleflex, Inc. 3.875%, due 8/1/17	697,000	880,834

	Household Products & Wares 0.1%
	Jarden Corp. 1.875%, due 9/15/18 (c)	236,000	243,670

	Internet 0.2%
	Symantec Corp. Series B 1.00%, due 6/15/13	247,000	268,767
	VeriSign, Inc. 3.25%, due 8/15/37	222,000	339,521
			608,288
	Iron & Steel 0.5%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	877,000	1,012,387
	ArcelorMittal 5.00%, due 5/15/14	393,000	402,825
	Steel Dynamics, Inc. 5.125%, due 6/15/14	29,000	30,468
	United States Steel Corp. 4.00%, due 5/15/14	172,000	174,688
			1,620,368
	Lodging 0.1%
¤	MGM Resorts International 4.25%, due 4/15/15	288,000	300,060

	Machinery - Diversified 0.1%
	Chart Industries, Inc. 2.00%, due 8/1/18	205,000	268,806

	Mining 0.4%
	Newmont Mining Corp. 1.25%, due 7/15/14	854,000	1,154,501

	Miscellaneous - Manufacturing 0.3%
	Danaher Corp. (zero coupon), due 1/22/21	683,000	1,098,349

	Oil & Gas Services 0.1%
	Subsea 7 S.A. 3.50%, due 10/13/14	200,000	302,840

	Pharmaceuticals 0.7%
	ALZA Corp. (zero coupon), due 7/28/20	1,113,000	1,104,652
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	170,000	354,981
	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (c)	125,000	121,719
	2.75%, due 5/15/15	216,000	253,935
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	401,000	426,063
			2,261,350
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	217,000	250,771

	Retail 0.3%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	373,000	849,974

	Semiconductors 0.6%
	Intel Corp. 3.25%, due 8/1/39 (c)	456,000	564,300
	Microchip Technology, Inc. 2.125%, due 12/15/37	268,000	338,015
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	457,000	479,850
	Xilinx, Inc. 2.625%, due 6/15/17	281,000	369,164
			1,751,329
	Software 0.2%
	Nuance Communications, Inc. 2.75%, due 8/15/27	42,000	60,375
	SYNNEX Corp. 4.00%, due 5/15/18	452,000	531,382
			591,757
	Telecommunications 0.5%
	Ciena Corp. 4.00%, due 3/15/15 (c)	240,000	259,500
	InterDigital, Inc. 2.50%, due 3/15/16	145,000	151,797
	SBA Communications Corp.
	1.875%, due 5/1/13	372,000	567,300
	4.00%, due 10/1/14	286,000	607,392
			1,585,989
	Total Convertible Bonds (Cost $17,357,791)		18,656,351
	Corporate Bonds 26.4%
	Aerospace & Defense 0.5%
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (c)	1,325,000	1,446,090

	Agriculture 0.1%
	Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	212,783

	Airlines 1.8%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	405,786	463,610
	7.875%, due 1/2/20	985,313	1,012,409
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (c)	1,860,000	2,018,100
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	701,582	745,431
	U.S. Airways, Inc. Class A Class A Series 2012-1, Pass-Through Trust 5.90%, due 4/1/26	1,080,000	1,142,100
			5,381,650
	Auto Manufacturers 0.4%
	Ford Motor Co.
	6.625%, due 10/1/28	500,000	558,421
	7.45%, due 7/16/31	455,000	565,906
			1,124,327
	Auto Parts & Equipment 0.5%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)	790,000	806,985
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	525,000	581,438
			1,388,423
	Banks 1.9%
	AgriBank FCB 9.125%, due 7/15/19	200,000	265,423
	Bank of America Corp.
	6.50%, due 8/1/16	50,000	57,826
	7.625%, due 6/1/19	680,000	849,137
	8.00%, due 12/31/49 (a)	1,000,000	1,088,940
	CIT Group, Inc.
	4.25%, due 8/15/17	200,000	207,564
	5.00%, due 5/15/17	765,000	816,637
	Citigroup, Inc. 8.50%, due 5/22/19	87,500	115,719
	JPMorgan Chase & Co. 7.90%, due 12/31/49 (a)	1,300,000	1,476,449
	Wells Fargo & Co. 7.98%, due 12/31/49 (a)	800,000	919,000
			5,796,695
	Biotechnology 0.5%
	Amgen, Inc. 5.85%, due 6/1/17	1,250,000	1,492,510

	Building Materials 1.2%
	Boise Cascade LLC 7.125%, due 10/15/14	860,000	860,000
¤	USG Corp.
	6.30%, due 11/15/16	2,265,000	2,287,650
	9.75%, due 1/15/18	545,000	588,600
			3,736,250
	Chemicals 0.8%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	710,000	772,533
	8.55%, due 5/15/19	140,000	187,735
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	780,000	793,650
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	675,000	685,125
			2,439,043
	Coal 0.2%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	525,000	438,375
	6.25%, due 6/1/21	50,000	41,625
			480,000
	Commercial Services 0.7%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 9.625%, due 3/15/18	1,010,000	1,121,100
	Hertz Corp. (The) 7.375%, due 1/15/21	300,000	322,500
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 1/15/21 (c)(d)(e)(f)	70,000	1,120
	UR Merger Sub Corp. 8.375%, due 9/15/20	725,000	775,750
			2,220,470
	Computers 0.3%
	NCR Corp. 5.00%, due 7/15/22 (c)	950,000	959,500

	Diversified Financial Services 0.4%
	Alterra Finance LLC 6.25%, due 9/30/20	75,000	80,060
	GE Capital Trust II 5.50%, due 9/15/67 (a)	€410,000	504,742
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)	£490,000	776,930
			1,361,732
	Electric 0.7%
	CMS Energy Corp.
	5.05%, due 3/15/22	$335,000	368,985
	6.25%, due 2/1/20	90,000	104,063
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	709,000	797,625
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	681,520	725,819
			1,996,492
	Entertainment 0.3%
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (c)	945,000	859,950

	Environmental Controls 0.2%
	EnergySolutions, Inc. / EnergySolutions LLC 10.75%, due 8/15/18	600,000	547,500

	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	1,100,000	1,082,125
	SLM Corp. 6.25%, due 1/25/16	750,000	813,750
	Springleaf Finance Corp. 6.90%, due 12/15/17	800,000	680,000
			2,575,875
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (a)	700,000	749,000

	Finance - Mortgage Loan/Banker 0.2%
	Countrywide Financial Corp. 6.25%, due 5/15/16	520,000	567,015

	Food 0.3%
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	435,000	433,913
	Smithfield Foods, Inc. 7.75%, due 7/1/17	500,000	562,500
			996,413
	Forest Products & Paper 0.2%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	600,000	658,500

	Health Care - Services 0.4%
	CIGNA Corp. 4.375%, due 12/15/20	135,000	148,225
	HCA, Inc. 8.00%, due 10/1/18	825,000	952,875
			1,101,100
	Home Builders 2.3%
	Beazer Homes USA, Inc. 6.875%, due 7/15/15	800,000	804,000
¤	K Hovnanian Enterprises, Inc.
	7.25%, due 10/15/20 (c)	2,225,000	2,280,625
	10.625%, due 10/15/16	2,670,000	2,895,281
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,100,000	1,203,200
			7,183,106
	Household Products & Wares 0.2%
	Mead Products LLC / ACCO Brands Corp. 6.75%, due 4/30/20 (c)	295,000	307,537
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 9.875%, due 8/15/19	205,000	218,069
			525,606
	Insurance 3.3%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	1,725,000	1,819,875
	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€500,000	537,793
	Series A2 5.75%, due 3/15/67 (a)	£350,000	501,880
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)	$730,000	777,450
¤	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	1,725,000	1,940,447
	Hartford Life, Inc. 7.65%, due 6/15/27	245,000	296,575
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (c)	1,195,000	1,296,575
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	1,000,000	1,228,794
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	1,450,000	1,566,000
			9,965,389
	Lodging 1.6%
	Caesars Entertainment Operating Co., Inc. 10.00%, due 12/15/18	1,000,000	655,000
¤	MGM Resorts International 6.75%, due 10/1/20 (c)	3,468,000	3,468,000
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	675,000	750,938
			4,873,938
	Machinery - Construction & Mining 0.2%
	Terex Corp. 8.00%, due 11/15/17	700,000	724,500

	Media 1.4%
	Cequel Communications Holdings I LLC / Cequel Capital Corp. 8.625%, due 11/15/17 (c)	1,475,000	1,574,562
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	50,000	28,250
	6.875%, due 6/15/18	870,000	500,250
	Comcast Corp. 5.70%, due 7/1/19	800,000	979,244
	DISH DBS Corp. 7.125%, due 2/1/16	600,000	663,000
	NBC Universal Media LLC 5.15%, due 4/30/20	55,000	65,180
	Time Warner Cable, Inc. 8.25%, due 2/14/14	200,000	220,110
	Time Warner, Inc. 7.70%, due 5/1/32	115,000	161,500
			4,192,096
	Mining 0.3%
	Alcoa, Inc. 5.90%, due 2/1/27	440,000	460,057
	Century Aluminum Co. 8.00%, due 5/15/14	606,000	613,575
			1,073,632
	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	1,400,000	1,512,000

	Office Equipment/Supplies 0.1%
	Xerox Corp. 8.25%, due 5/15/14	270,000	299,502

	Oil & Gas 2.1%
¤	ConocoPhillips 6.50%, due 2/1/39	1,000,000	1,439,016
¤	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	2,405,000	2,633,475
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,000,000	1,100,599
	Plains Exploration & Production Co. 6.125%, due 6/15/19	750,000	755,625
	Samson Investment Co. 9.75%, due 2/15/20 (c)	585,000	602,550
			6,531,265
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	500,000	505,000

	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	1,000,000	1,075,410
	ONEOK, Inc. 6.00%, due 6/15/35	130,000	142,175
			1,217,585
	Real Estate Investment Trusts 0.0%‡
	ProLogis, L.P. 7.375%, due 10/30/19	75,000	92,875

	Retail 0.0%‡
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(e)	55,455	61,541

	Semiconductors 0.2%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)	700,000	761,250

	Software 0.5%
	First Data Corp.
	7.375%, due 6/15/19 (c)	1,115,000	1,149,844
	8.875%, due 8/15/20 (c)	285,000	310,650
			1,460,494
	Telecommunications 0.5%
	CommScope, Inc. 8.25%, due 1/15/19 (c)	875,000	945,000
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	575,000	636,813
			1,581,813
	Total Corporate Bonds (Cost $73,667,792)		80,652,910
	Foreign Bonds 0.5%
	Banks 0.3%
	EGG Banking PLC 7.50%, due 12/31/49 (a)	£430,000	700,196

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (a)	€525,000	678,834

	Total Foreign Bonds (Cost $1,377,519)		1,379,030
	Foreign Government Bonds 0.9%
	Banks 0.4%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£525,000	1,051,997

	Foreign Sovereign 0.5%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	€1,575,000	1,446,519
	Republic of Venezuela 6.00%, due 12/9/20	$217,000	163,510
	Total Foreign Government Bonds (Cost $2,112,184)		2,662,026
	Loan Assignments & Participations 1.3% (g)
	Airlines 0.3%
	U.S. Airways Group, Inc. Term Loan 2.716%, due 3/21/14	972,222	950,347

	Automobile 0.3%
	Allison Transmission, Inc. Term Loan B2 3.72%, due 8/7/17	956,292	955,575

	Containers, Packaging & Glass 0.0%‡
	Reynolds Group Holdings, Inc. Term Loan B 6.50%, due 2/9/18	728	729

	Media 0.3%
	Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.866%, due 1/29/16	1,119,652	895,721

	Telecommunications 0.4%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18	1,185,000	1,186,037

	Total Loan Assignments & Participations (Cost $4,111,736)		3,988,409
	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.803%, due 4/10/49 (h)	290,000	337,535
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.447%, due 12/25/36 (a)(c)(d)	174,835	133,749
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	130,000	146,429
	Series 2007-PW16, Class A4 5.906%, due 6/11/40 (h)	290,000	342,048
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.263%, due 12/10/49 (h)	150,000	179,140
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	119,919	106,819
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	480,000	568,561
	Morgan Stanley Capital I, Inc. Series 2007-IQ15, Class A4 6.076%, due 6/11/49 (h)	200,000	234,964
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	160,000	181,226
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.228%, due 11/25/36 (h)	330,876	262,469
			2,492,940
	Residential Mortgage (Collateralized Mortgage Obligation) 0.1%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.66%, due 2/25/42 (a)(c)(d)(e)	435,089	348,280

	Total Mortgage-Backed Securities (Cost $2,502,282)		2,841,220
	U.S. Government & Federal Agencies 2.2%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.1%
	6.00%, due 4/1/37	256,353	280,529

¤	United States Treasury Bonds 1.4%
	3.00%, due 5/15/42	2,915,000	3,022,491
	4.375%, due 11/15/39	800,000	1,057,375
	4.375%, due 5/15/40	155,000	205,060
			4,284,926
	United States Treasury Notes 0.7%
	1.25%, due 3/15/14	175,000	177,598
	2.00%, due 4/30/16	2,005,000	2,119,191
			2,296,789
	Total U.S. Government & Federal Agencies (Cost $6,461,014)		6,862,244
	Yankee Bonds 5.0% (i)
	Agriculture 0.2%
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (c)	750,000	742,500

	Banks 0.1%
	HSBC Holdings PLC 5.10%, due 4/5/21	40,000	46,209
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	120,000	121,444
	UBS A.G. 3.875%, due 1/15/15	150,000	158,981
			326,634
	Building Materials 0.5%
	Desarrolladora Homex S.A.B. de C.V. 9.50%, due 12/11/19 (c)	750,000	765,000
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, due 1/21/20 (c)	750,000	660,000
			1,425,000
	Diversified Financial Services 0.0%‡
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)	100,000	99,750

	Finance - Leasing Companies 0.2%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (c)	800,000	734,948
	Food 0.6%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	750,000	809,930
	Minerva Luxembourg S.A. 12.25%, due 2/10/22 (c)	750,000	865,275
			1,675,205
	Insurance 0.4%
	Oil Insurance, Ltd. 3.443%, due 12/31/49 (a)(c)	580,000	506,943
	Swiss Re Capital I, L.P. 6.854%, due 12/31/49 (a)(c)	600,000	610,500
			1,117,443
	Investment Company 0.3%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)	900,000	1,034,263

	Iron & Steel 0.2%
	Vale S.A. 5.625%, due 9/11/42	685,000	696,865

	Mining 1.3%
	FMG Resources August 2006 Pty, Ltd. 8.25%, due 11/1/19 (c)	900,000	873,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	650,000	888,813
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	820,000	795,400
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (c)	1,200,000	1,355,799
			3,913,012
	Miscellaneous - Manufacturing 0.5%
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	1,400,000	1,606,500

	Oil & Gas 0.3%
	Gazprom International S.A. 7.201%, due 2/1/20 (c)	95,965	108,105
	OGX Austria GmbH 8.50%, due 6/1/18 (c)	650,000	585,000
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)	100,000	115,550
			808,655
	Transportation 0.4%
	CHC Helicopter S.A. 9.25%, due 10/15/20	770,000	791,175
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	300,000	294,000
			1,085,175
	Total Yankee Bonds (Cost $15,000,719)		15,265,950
	Total Long-Term Bonds (Cost $130,205,602)		139,607,817

		Shares	Value
	Common Stocks 45.9%
	Aerospace & Defense 1.5%
	BAE Systems PLC	291,300	1,529,241
	Lockheed Martin Corp.	20,400	1,904,952
	Meggitt PLC	164,800	1,050,904
			4,485,097
	Agriculture 3.8%
	Altria Group, Inc.	71,200	2,377,368
	British American Tobacco PLC	24,850	1,275,862
	Imperial Tobacco Group PLC	61,000	2,257,683
	Lorillard, Inc.	15,300	1,781,685
	Philip Morris International, Inc.	23,700	2,131,578
	Reynolds American, Inc.	44,200	1,915,628
			11,739,804
	Auto Manufacturers 0.7%
	Daimler A.G.	36,700	1,776,331
	Ford Motor Co.	52,500	517,650
			2,293,981
	Banks 0.6%
	CIT Group, Inc. (f)	11,500	452,985
	Citigroup, Inc.	16,500	539,880
	Westpac Banking Corp.	33,250	857,082
			1,849,947
	Beverages 2.1%
	Anheuser-Busch InBev N.V.	25,800	2,193,819
	Coca-Cola Co. (The)	21,650	821,184
	Coca-Cola Enterprises, Inc.	26,400	825,528
	Diageo PLC, Sponsored ADR (j)	15,900	1,792,407
	PepsiCo., Inc.	9,800	693,546
			6,326,484
	Building Materials 0.1%
	U.S. Concrete, Inc. (d)(f)	35,009	226,858

	Chemicals 1.6%
	BASF S.E.	24,900	2,100,652
	Bayer A.G.	11,150	957,561
	E.I. du Pont de Nemours & Co.	35,650	1,792,125
			4,850,338
	Commercial Services 0.6%
	Automatic Data Processing, Inc.	14,900	874,034
	R.R. Donnelley & Sons Co.	84,650	897,290
			1,771,324
	Computers 0.4%
	Diebold, Inc.	32,550	1,097,261

	Distribution & Wholesale 0.3%
	Genuine Parts Co.	14,300	872,729

	Electric 3.5%
	CMS Energy Corp.	47,350	1,115,092
	Duke Energy Corp.	36,108	2,339,798
	Integrys Energy Group, Inc.	19,930	1,040,346
	PPL Corp.	24,500	711,725
	SCANA Corp.	18,350	885,755
	Southern Co.	14,700	677,523
	SSE PLC	66,900	1,503,779
	TECO Energy, Inc.	65,250	1,157,535
	Terna S.p.A.	361,050	1,345,505
			10,777,058
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	28,050	1,353,974

	Electronics 0.5%
	Honeywell International, Inc.	23,900	1,428,025

	Engineering & Construction 0.5%
	Vinci S.A.	34,200	1,456,680

	Entertainment 0.4%
	Regal Entertainment Group Class A	95,400	1,342,278

	Environmental Controls 0.3%
	Waste Management, Inc.	30,400	975,232

	Finance - Other Services 0.5%
	CME Group, Inc.	12,900	739,170
	NYSE Euronext	36,700	904,655
			1,643,825
	Food 1.6%
	H.J. Heinz Co.	13,400	749,730
	Nestle S.A. Registered	38,000	2,395,960
	Unilever PLC	22,250	809,127
	WM Morrison Supermarkets PLC	174,200	802,262
			4,757,079
	Food Services 0.4%
	Compass Group PLC	100,500	1,109,234

	Gas 1.3%
	National Grid PLC	211,950	2,337,613
	NiSource, Inc.	28,550	727,454
	Vectren Corp.	33,600	960,960
			4,026,027
	Household Products & Wares 1.1%
	Kimberly-Clark Corp.	27,850	2,388,973
	Reckitt Benckiser Group PLC	19,150	1,102,419
			3,491,392
	Insurance 1.9%
	Arthur J. Gallagher & Co.	42,500	1,522,350
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	12,050	1,881,409
	SCOR SE	67,350	1,736,588
	Travelers Cos., Inc. (The)	12,100	825,946
			5,966,293
	Machinery - Diversified 0.2%
	Deere & Co.	8,900	734,161

	Media 2.2%
	Comcast Corp. Class A	46,150	1,606,020
¤	Pearson PLC	132,650	2,591,858
	Shaw Communications, Inc.	69,900	1,430,565
	Time Warner, Inc.	26,850	1,217,110
			6,845,553
	Miscellaneous - Manufacturing 0.3%
	Orkla ASA	131,900	1,001,758

	Office & Business Equipment 0.2%
	Pitney Bowes, Inc.	55,750	770,465

	Oil & Gas 2.3%
¤	ConocoPhillips	18,800	1,074,984
	Diamond Offshore Drilling, Inc.	16,450	1,082,574
	ExxonMobil Corp.	9,150	836,768
	Royal Dutch Shell PLC, ADR (j)	28,310	1,964,997
	Total S.A.	39,400	1,954,355
			6,913,678
	Oil & Gas Services 0.1%
	Core Laboratories N.V.	2,593	314,998

	Pharmaceuticals 3.8%
	Abbott Laboratories	14,450	990,692
	AstraZeneca PLC, Sponsored ADR (j)	37,800	1,809,108
	Bristol-Myers Squibb Co.	30,550	1,031,063
	GlaxoSmithKline PLC	58,500	1,348,499
	Johnson & Johnson	15,850	1,092,223
	Merck & Co., Inc.	26,300	1,186,130
	Novartis A.G.	23,900	1,462,461
	Roche Holding A.G., Genusscheine	7,860	1,468,370
	Sanofi	14,300	1,219,262
			11,607,808
	Pipelines 1.4%
	Enterprise Products Partners, L.P.	22,250	1,192,600
	Kinder Morgan Energy Partners, L.P.	18,500	1,526,250
	MarkWest Energy Partners, L.P.	13,950	759,159
	Spectra Energy Corp.	25,600	751,616
			4,229,625
	Retail 0.3%
	McDonald's Corp.	8,850	811,988

	Semiconductors 1.3%
	KLA-Tencor Corp.	23,550	1,123,453
	Microchip Technology, Inc.	51,850	1,697,569
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (j)	68,550	1,084,461
			3,905,483
	Software 0.9%
	Microsoft Corp.	40,950	1,219,491
	Oracle Corp.	44,400	1,398,156
			2,617,647
	Telecommunications 7.3%
	AT&T, Inc.	49,500	1,866,150
¤	BCE, Inc.	66,300	2,916,768
	CenturyLink, Inc.	54,100	2,185,640
	China Mobile, Ltd., Sponsored ADR (j)	12,300	680,928
	Deutsche Telekom A.G.	116,500	1,433,457
	France Telecom S.A.	90,700	1,094,209
	Philippine Long Distance Telephone Co., Sponsored ADR (j)	10,650	703,006
	Rogers Communications, Inc. Class B	31,000	1,255,010
	Swisscom A.G.	6,135	2,465,742
	Telstra Corp, Ltd.	252,800	1,027,940
	Verizon Communications, Inc.	53,200	2,424,324
	Vivendi S.A.	75,118	1,464,848
¤	Vodafone Group PLC	962,250	2,730,875
			22,248,897
	Toys, Games & Hobbies 0.5%
	Mattel, Inc.	44,850	1,591,278

	Transportation 0.5%
	FirstGroup PLC	384,600	1,490,524

	Water 0.5%
	United Utilities Group PLC	137,250	1,586,879

	Total Common Stocks (Cost $119,176,354)		140,511,662
	Convertible Preferred Stocks 1.5%
	Aerospace & Defense 0.1%
	United Technologies Corp. 7.50%	6,700	375,870

	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	6,200	231,136

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.88%	5,300	234,101

	Banks 0.5%
	Bank of America Corp. 7.25% Series L	300	327,000
	Citigroup, Inc. 7.50%	4,100	397,618
	Wells Fargo & Co. 7.50% Series L	700	866,600
			1,591,218
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	2,500	314,050

	Insurance 0.2%
¤	Hartford Financial Services Group, Inc. 7.25%	30,100	574,910

	Investment Management/Advisory Services 0.2%
	Affiliated Managers Group, Inc. 5.10%	12,100	629,200

	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	600	59,340

	Media 0.0%‡
	Nielsen Holdings N.V. 6.25%	1,800	101,419

	Oil & Gas 0.2%
	Energy XXI Bermuda, Ltd. 5.625%	1,000	373,125
	Sanchez Energy Corp. (c)(f) 4.875%	2,400	131,393
			504,518
	Total Convertible Preferred Stocks (Cost $4,653,457)		4,615,762
	Preferred Stocks 0.6%
	Insurance 0.3%
	MetLife, Inc. 6.50%	35,550	915,057

	Media 0.3%
	ProSiebenSat.1 Media A.G. 6.57%	33,900	854,056
	Total Preferred Stocks (Cost $1,695,260)		1,769,113

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. Second Lien Expires 12/18/39 (d)(e)(f)(k)	4	0 (l)
	Unsecured Debt Expires 12/18/16 (d)(e)(f)(k)	4	0 (l)
	Total Warrants (Cost $13)		0 (l)

		Principal Amount	Value
	Short-Term Investment 5.5%
	Repurchase Agreement 5.5%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $16,862,198 (Collateralized by a United States Treasury Note with a rate of 4.25% and maturity date of 8/15/15, with a Principal Amount of $15,405,000 and a Market Value of $17,207,924)	$16,862,184	16,862,184
	Total Short-Term Investment (Cost $16,862,184)		16,862,184
	Total Investments (Cost $272,592,870) (o)	99.2%	303,366,538
	Other Assets, Less Liabilities	0.8	2,426,231
	Net Assets	100.0%	$305,792,769

		Contracts Long	Unrealized Appreciation (Depreciation) (m)
	Futures Contracts (0.2%)
	Standard & Poor's 500 Index Mini December 2012 (n)	600	$(535,500)
	Total Futures Contracts Long (Settlement Value $43,026,000)		(535,500)

		Contracts Short

	United States Treasury Note December 2012 (5 Year) (n)	(229)	(115,073)
	Total Futures Contracts Short (Settlement Value $28,540,914)		(115,073)
	Total Futures Contracts (Settlement Value $14,485,086)		$(650,573)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent
(a)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of September 30, 2012 is $3,771,693, which represents 1.2% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security. The total market value of these securities as of September 30, 2012 is $710,007, which represents 0.2% of the Portfolio's net assets.
(e)	Fair valued security. The total market value of these securities as of September 30, 2012 is $410,941, which represents 0.1% of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of September 30, 2012. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(h)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2012.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	ADR - American Depositary Receipt.
(k)	Restricted security.
(l)	Less than one dollar.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2012.
(n)	At September 30, 2012, cash in the amount of $2,225,950 is on deposit with the broker for futures transactions.
(o)	As of September 30, 2012, cost is $272,315,571 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$39,397,988
Gross unrealized depreciation	(8,347,021)
Net unrealized appreciation	$31,050,967
The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
€	-Euro
As of September 30, 2012, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	10/25/12	JPMorgan Chase Bank	EUR	12,805,000	USD	16,478,114	USD	19,348
Pound Sterling vs. U.S. Dollar	10/25/12	JPMorgan Chase Bank	GBP	8,243,000		13,243,616		(66,258)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(46,910)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,299,677	$—		$7,299,677
Convertible Bonds	—	18,656,351	—		18,656,351
Corporate Bonds (b)	—	80,590,249	62,661		80,652,910
Foreign Bonds	—	1,379,030	—		1,379,030
Foreign Government Bonds	—	2,662,026	—		2,662,026
Loan Assignments & Participations	—	3,988,409	—		3,988,409
Mortgage-Backed Securities (c)	—	2,492,940	348,280		2,841,220
U.S. Government & Federal Agencies	—	6,862,244	—		6,862,244
Yankee Bonds	—	15,265,950	—		15,265,950
Total Long-Term Bonds	—	139,196,876	410,941		139,607,817
Common Stocks	140,511,662	—	—		140,511,662
Convertible Preferred Stocks	4,615,762	—	—		4,615,762
Preferred Stocks	1,769,113	—	—		1,769,113
Warrants (d)	—	—	0	(d)	0	(d)
Short-Term Investment
Repurchase Agreement	—	16,862,184	—		16,862,184
Total Investments in Securities	146,896,537	156,059,060	410,941		303,366,538
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	19,348	—		19,348
Total Investments in Securities and Other Financial Instruments	$146,896,537	$156,078,408	$410,941		$303,385,886

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(66,258)	$—	$(66,258)
Futures Contracts Long (e)	(535,500)	—	—	(535,500)
Futures Contracts Short (e)	(115,073)	—	—	(115,073)
Total Other Financial Instruments	$(650,573)	$(66,258)	$—	$(716,831)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,120 and $61,541 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 security valued at $348,280 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(d)	The Level 3 securities valued less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of December 31, 2011 and September 30, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2012
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,120		$-	$-	$-	$-	$-	$-	$-	$1,120		$-
Retail	59,940		(46)	(46)	3,798	-	(2,105)	-	-	61,541		3,838
Loan Assignments & Participations
Machinery	208		(333)	(50,069)	50,194	-	-	-	-	-		-
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligations)	397,473		-	-	(35,160)	-	(14,033)	-	-	348,280		(36,774)
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$458,741		$(379)	$(50,115)	$18,832	$-	$(16,138)	$-	$-	$410,941		$(32,936)

(a) Less than one dollar.

As of September 30, 2012, the Portfolio held the following foreign currencies:

	Currency		Cost			Value
Brazilian Real	BRL	32,402	USD	15,955		USD	15,983
Canadian Dollar	CAD	1		0	(a)		1
Euro	EUR	134,094		173,073			172,317
Pound Sterling	GBP	30,260		49,078			48,864
Total			USD	238,106		USD	237,165

(a)	Less than one dollar.

As of September 30, 2012, the Portfolio held the following restricted securities:

		Number
	Date(s) of	of		9/30/12		Percent of
Security	Acquisition	Warrants	Cost	Value		Net Assets
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/12/39	12/20/10	4	$-	$-	(a)	0.0	%‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	4	13	-	(a)	0.0
Total		8	$13	$-		0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay VP International Equity Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	Australia 1.6%
	Computershare, Ltd. (IT Services)	887,397	$7,640,126

	Bermuda 1.0%
	Genpact, Ltd. (IT Services)	274,167	4,573,106

	Brazil 1.8%
	Cia. Hering (Specialty Retail)	374,500	8,466,314

	Canada 3.6%
	IGM Financial, Inc. (Capital Markets)	187,400	7,317,959
	Open Text Corp. (Internet Software & Services) (a)	84,161	4,640,638
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	87,500	4,553,453
			16,512,050
	China 1.3%
	China Shenhua Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	1,519,800	5,880,024

	Czech Republic 2.2%
	Komercni Banka A.S. (Commercial Banks)	52,340	10,442,930

	Denmark 5.0%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	56,778	11,822,430
	FLSmidth & Co. A/S (Construction & Engineering)	194,241	11,266,413
			23,088,843
	France 7.3%
	Bureau Veritas S.A. (Professional Services)	88,814	9,121,302
	Dassault Systemes S.A. (Software)	84,885	8,918,499
	Essilor International S.A. (Health Care Equipment & Supplies)	145,461	13,621,197
	Ipsen S.A. (Pharmaceuticals)	87,253	2,127,001
			33,787,999
	Germany 13.6%
¤	Adidas A.G. (Textiles, Apparel & Luxury Goods)	202,046	16,575,364
	Brenntag A.G. (Trading Companies & Distributors)	59,786	7,652,067
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	204,106	14,966,060
¤	Linde A.G. (Chemicals)	83,085	14,306,960
	United Internet A.G. (Internet Software & Services)	221,897	4,525,309
	Wirecard A.G. (IT Services)	224,051	5,145,071
			63,170,831
	Hong Kong 2.4%
	Li & Fung, Ltd. (Distributors)	7,038,100	10,910,165

	India 1.0%
	Infosys, Ltd., Sponsored ADR (IT Services) (b)	97,715	4,743,086

	Indonesia 1.1%
	Media Nusantara Citra Tbk PT (Media)	18,455,000	5,013,898

	Ireland 1.0%
	ICON PLC, Sponsored ADR (Life Sciences Tools & Services) (a)(b)	194,521	4,740,477

	Israel 5.8%
	Check Point Software Technologies, Ltd. (Software) (a)	205,952	9,918,648
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (b)	411,417	17,036,778
			26,955,426
	Japan 7.4%
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	140,600	14,142,875
	FamilyMart Co., Ltd. (Food & Staples Retailing)	131,300	6,460,687
	Kakaku.com, Inc. (Internet Software & Services)	8,200	308,603
	Sysmex Corp. (Health Care Equipment & Supplies)	279,800	13,462,955
			34,375,120
	South Africa 1.2%
	Clicks Group, Ltd. (Food & Staples Retailing)	768,311	5,343,006

	Spain 4.0%
¤	Grifols S.A. (Biotechnology) (a)	566,104	18,696,025

	Sweden 6.6%
	Modern Times Group AB Class B (Media)	244,445	10,795,502
¤	Svenska Handelsbanken AB Class A (Commercial Banks)	528,816	19,812,084
			30,607,586
	Thailand 2.9%
	Kasikornbank PCL (Commercial Banks)	2,303,100	13,655,483

	United Kingdom 24.2%
¤	Aggreko PLC (Commercial Services & Supplies)	536,839	20,051,102
	Experian PLC (Professional Services)	665,005	11,049,913
¤	Intertek Group PLC (Professional Services)	334,789	14,812,907
	Johnson Matthey PLC (Chemicals)	302,691	11,794,387
¤	Petrofac, Ltd. (Energy Equipment & Services)	583,665	15,032,904
¤	SABMiller PLC (Beverages)	357,137	15,686,365
	Shire PLC (Pharmaceuticals)	302,444	8,859,329
	Standard Chartered PLC (Commercial Banks)	464,841	10,508,749
	Telecity Group PLC (Internet Software & Services)	326,630	4,723,242
			112,518,898
	United States 2.7%
	ResMed, Inc. (Health Care Equipment & Supplies)	314,622	12,732,752
	Total Common Stocks (Cost $397,963,756)		453,854,145

		Principal Amount	Value
	Short-Term Investment 0.6%
	Repurchase Agreement 0.6%
	United States 0.6%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $2,938,372 (Collateralized by a United States Treasury Note with a rate of 4.25% and a maturity date of 8/15/15, with a Principal Amount of $2,685,000 and a Market Value of $2,999,239) (Capital Markets)	$2,938,369	2,938,369

	Total Short-Term Investment (Cost $2,938,369)		2,938,369

	Total Investments (Cost $400,902,125) (c)	98.3%	456,792,514
	Other Assets, Less Liabilities	1.7	7,767,718

	Net Assets	100.0%	$464,560,232

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of September 30, 2012, cost is $405,726,076 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$65,179,776
Gross unrealized depreciation	(14,113,338)
Net unrealized appreciation	$51,066,438

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$453,854,145	$—	$—	$453,854,145
Short-Term Investment
Repurchase Agreement	—	2,938,369	—	2,938,369
Total Investments in Securities	$453,854,145	$2,938,369	$—	$456,792,514

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of December 31, 2011 and September 30, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of September 30, 2012, the Portfolio held the following foreign currencies:

	Currency		Cost			Value
Brazilian Real	BRL	1,259,576	USD	620,848		USD	621,323
Euro	EUR	374,979		487,091			481,867
Indonesian Rupiah (a)	IDR	(8)		(0	)(b)		(0	)(b)
Japanese Yen	JPY	146,239,067		1,880,898			1,873,899
Pound Sterling	GBP	9,508		15,419			15,354
Thailand Baht	THB	4,543,110		144,968			147,599
Total			USD	3,149,224		USD	3,140,042

(a)	Currency was overdrawn as of September 30, 2012.
(b)	Less than one dollar.

MainStay VP Janus Balanced Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 41.8%†
	Asset-Backed Securities 0.2%
	Automobile 0.1%
	AmeriCredit Automobile Receivables Trust Series 2012-4, Class D 2.68%, due 10/9/18	$457,000	$457,413
	Santander Drive Auto Receivables Trust 2012-5 Series 2012-5, Class D 3.30%, due 9/17/18	395,000	405,997
			863,410
	Other ABS 0.1%
	Beacon Container Finance LLC Series 2012-1A, Class A 3.72%, due 9/20/27 (a)	715,000	719,916

	Total Asset-Backed Securities (Cost $1,566,737)		1,583,326

	Corporate Bonds 23.7%
	Aerospace & Defense 0.5%
	Exelis, Inc.
	4.25%, due 10/1/16	868,000	906,493
	5.55%, due 10/1/21	393,000	428,191
	L-3 Communications Corp. Class B 6.375%, due 10/15/15	731,000	739,406
	United Technologies Corp.
	1.80%, due 6/1/17	741,000	768,547
	3.10%, due 6/1/22	1,331,000	1,418,346
			4,260,983
	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	776,000	868,756

	Apparel 0.0%‡
	Hanesbrands, Inc. 4.113%, due 12/15/14 (b)	191,000	191,002

	Auto Parts & Equipment 0.0%‡
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)	261,000	266,612

	Banks 3.0%
	Bank of America Corp.
	3.625%, due 3/17/16	1,010,000	1,065,152
	3.75%, due 7/12/16	765,000	811,649
	4.50%, due 4/1/15	445,000	476,682
	8.00%, due 12/29/49 (b)	1,084,000	1,180,411
¤	CIT Group, Inc.
	4.25%, due 8/15/17	1,321,000	1,370,958
	5.00%, due 8/15/22	1,053,000	1,095,547
	5.25%, due 4/1/14 (a)	1,272,000	1,326,060
	5.50%, due 2/15/19 (a)	2,424,000	2,623,980
	Citigroup, Inc.
	4.875%, due 5/7/15	429,000	456,234
	5.00%, due 9/15/14	2,276,000	2,400,543
	Goldman Sachs Group, Inc. (The) 3.625%, due 2/7/16	2,643,000	2,788,074
	HSBC Bank USA N.A. 4.875%, due 8/24/20	750,000	808,371
	JPMorgan Chase & Co. 4.50%, due 1/24/22	2,324,000	2,577,897
	Morgan Stanley
	3.45%, due 11/2/15	1,074,000	1,100,586
	4.00%, due 7/24/15	400,000	416,074
	4.75%, due 3/22/17	405,000	434,225
	5.30%, due 3/1/13	358,000	364,302
	SVB Financial Group 5.375%, due 9/15/20	1,100,000	1,251,275
	U.S. Bancorp. 2.95%, due 7/15/22	626,000	631,956
	Zions BanCorp.
	4.50%, due 3/27/17	704,000	726,714
	7.75%, due 9/23/14	1,610,000	1,762,187
			25,668,877
	Beverages 0.6%
	Anheuser-Busch InBev Worldwide, Inc. 2.50%, due 7/15/22	1,898,000	1,924,883
	SABMiller Holdings, Inc.
	2.45%, due 1/15/17 (a)	800,000	836,769
	3.75%, due 1/15/22 (a)	2,000,000	2,171,874
			4,933,526
	Biotechnology 0.0%‡
	Bio Rad Labs 8.00%, due 9/15/16	185,000	202,575

	Broadcast Services and Programming 0.1%
	A+E Communications Communication 3.63%, due 8/22/22 (a)(c)	1,000,000	1,014,525

	Chemicals 1.1%
	CF Industries, Inc.
	6.875%, due 5/1/18	1,704,000	2,072,490
	7.125%, due 5/1/20	815,000	1,022,825
	Ecolab, Inc.
	3.00%, due 12/8/16	1,396,000	1,500,986
	4.35%, due 12/8/21	899,000	1,019,889
	RPM International, Inc. 6.125%, due 10/15/19	1,160,000	1,343,908
	Sherwin-Williams Co. (The) 3.125%, due 12/15/14	928,000	975,160
	Valspar Corp. 4.20%, due 1/15/22	1,374,000	1,493,743
			9,429,001
	Commercial Services 0.8%
	Aramark Corp. 8.50%, due 2/1/15	708,000	724,822
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	1,139,000	1,157,392
	4.875%, due 1/15/19	696,000	752,093
	5.80%, due 5/1/21	3,354,000	3,766,076
			6,400,383
	Diversified Financial Services 0.7%
	General Electric Capital Corp.
	5.50%, due 1/8/20	1,228,000	1,452,742
	5.875%, due 1/14/38	933,000	1,111,820
	6.25%, due 12/15/49 (b)	900,000	949,977
	6.375%, due 11/15/67 (b)	108,000	113,962
	7.125%, due 12/15/49 (b)	2,000,000	2,228,840
			5,857,341
	Electric 0.5%
	AES Corp. (The) 7.75%, due 10/15/15	228,000	257,640
	CMS Energy Corp.
	4.25%, due 9/30/15	1,076,000	1,139,270
	5.05%, due 2/15/18	808,000	908,175
	Great Plains Energy, Inc. 4.85%, due 6/1/21	720,000	798,466
	PPL Energy Supply LLC 4.60%, due 12/15/21	1,080,000	1,160,651
			4,264,202
	Electronics 0.5%
	Amphenol Corp.
	4.00%, due 2/1/22	551,000	581,616
	4.75%, due 11/15/14	1,672,000	1,794,210
	FLIR Systems, Inc. 3.75%, due 9/1/16	886,000	913,904
	Thermo Fisher Scientific, Inc. 3.15%, due 1/15/23	1,212,000	1,251,100
			4,540,830
	Engineering & Construction 0.2%
	URS Corp.
	3.85%, due 4/1/17 (a)	861,000	866,940
	5.00%, due 4/1/22 (a)	822,000	844,264
			1,711,204
	Finance - Auto Loans 1.1%
	Ford Motor Credit Co. LLC
	3.00%, due 6/12/17	594,000	604,628
	3.875%, due 1/15/15	2,400,000	2,508,228
	5.00%, due 5/15/18	1,000,000	1,091,723
	5.625%, due 9/15/15	274,000	299,501
	5.875%, due 8/2/21	3,040,000	3,439,334
	6.625%, due 8/15/17	800,000	927,933
	8.00%, due 6/1/14	222,000	245,167
			9,116,514
	Finance - Consumer Loans 0.1%
	SLM Corp. 6.25%, due 1/25/16	770,000	835,450

	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (b)	1,192,000	1,275,440

	Finance - Investment Banker/Broker 1.0%
	Charles Schwab Corp. (The) 7.00%, due 2/28/49 (b)	676,000	764,434
	Lazard Group LLC
	6.85%, due 6/15/17	292,000	329,553
	7.125%, due 5/15/15	805,000	887,760
	Raymond James Financial, Inc.
	4.25%, due 4/15/16	1,440,000	1,526,790
	5.625%, due 4/1/24	2,911,000	3,205,966
	TD Ameritrade Holding Corp.
	4.15%, due 12/1/14	900,000	961,652
	5.60%, due 12/1/19	512,000	601,624
			8,277,779
	Food 1.3%
	Campbell Soup Co. 2.50%, due 8/2/22	262,000	261,837
	Kraft Foods Group, Inc.
	2.25%, due 6/5/17 (a)	1,213,000	1,248,788
	3.50%, due 6/6/22 (a)	2,498,000	2,639,364
	5.00%, due 6/4/42 (a)	2,272,000	2,534,591
	Tyson Foods, Inc.
	4.50%, due 6/15/22	948,000	993,030
	6.85%, due 4/1/16	2,780,000	3,190,050
			10,867,660
	Health Care - Products 0.1%
	Boston Scientific Corp. 4.50%, due 1/15/15	498,000	532,471

	Health Care - Services 0.2%
	Laboratory Corp. of America Holdings 3.75%, due 8/23/22	1,158,000	1,211,743
	WellPoint, Inc. 3.30%, due 1/15/23	499,000	504,704
			1,716,447
	Home Builders 0.2%
	DR Horton, Inc. 4.75%, due 5/15/17	449,000	478,185
	MDC Holdings, Inc. 5.375%, due 12/15/14	559,000	595,526
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	306,000	339,910
			1,413,621
	Insurance 1.0%
	American International Group, Inc.
	4.25%, due 9/15/14	1,360,000	1,436,185
	4.875%, due 6/1/22	262,000	295,263
	5.45%, due 5/18/17	742,000	846,002
	5.60%, due 10/18/16	345,000	393,049
	6.25%, due 3/15/37	357,000	360,570
	6.40%, due 12/15/20	755,000	919,659
	8.175%, due 5/15/68 (b)	1,139,000	1,393,851
	Berkshire Hathaway, Inc. 3.20%, due 2/11/15	994,000	1,054,402
	Primerica, Inc. 4.75%, due 7/15/22	2,018,000	2,140,398
			8,839,379
	Investment Management/Advisory Services 0.4%
	Ameriprise Financial, Inc. 7.518%, due 6/1/66 (b)	1,538,000	1,695,645
	FMR LLC 6.45%, due 11/15/39 (a)	500,000	598,870
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	5.625%, due 3/15/20 (a)	545,000	580,425
	5.875%, due 3/15/22 (a)	380,000	406,600
			3,281,540
	Lodging 0.1%
	Hyatt Hotels Corp. 5.75%, due 8/15/15 (a)	516,000	564,977
	Marriott International, Inc. 3.00%, due 3/1/19	350,000	358,990
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	190,000	227,524
			1,151,491
	Media 0.2%
	Comcast Corp. 3.125%, due 7/15/22	1,590,000	1,649,511
	Gannett Co., Inc. 6.375%, due 9/1/15	116,000	126,730
			1,776,241
	Miscellaneous - Manufacturing 0.1%
	GE Capital Trust I 6.375%, due 11/15/67 (b)	478,000	504,887

	Oil & Gas 2.0%
	Anadarko Petroleum Corp. 6.45%, due 9/15/36	1,490,000	1,846,024
	Apache Corp.
	3.25%, due 4/15/22	288,000	309,584
	4.75%, due 4/15/43	612,000	699,300
	Continental Resources, Inc. 5.00%, due 9/15/22 (a)	1,583,000	1,654,235
	EOG Resources, Inc. 2.625%, due 3/15/23	499,000	504,378
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	804,000	960,013
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,990,000	2,190,192
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	846,000	952,807
	7.25%, due 8/15/18	152,000	172,685
	10.50%, due 8/1/14	760,000	826,500
	Phillips 66
	2.95%, due 5/1/17 (a)	2,439,000	2,580,208
	4.30%, due 4/1/22 (a)	889,000	973,327
	5.875%, due 5/1/42 (a)	592,000	702,929
	Pioneer Natural Resources Co. 3.95%, due 7/15/22	265,000	281,503
	QEP Resources, Inc. 5.25%, due 5/1/23	1,084,000	1,108,390
	Rowan Cos., Inc. 5.00%, due 9/1/17	554,000	611,099
	Sunoco Logistics Partners Operations, L.P. 4.65%, due 2/15/22	584,000	630,582
			17,003,756
	Packaging & Containers 0.3%
	Packaging Corp. of America 3.90%, due 6/15/22	398,000	410,812
	Rock-Tenn Co.
	4.00%, due 3/1/23 (a)	374,000	380,044
	4.45%, due 3/1/19 (a)	278,000	293,238
	4.90%, due 3/1/22 (a)	1,093,000	1,184,017
			2,268,111
	Pharmaceuticals 1.5%
¤	Express Scripts Holding Co.
	2.10%, due 2/12/15 (a)	970,000	995,077
	2.65%, due 2/15/17 (a)	3,360,000	3,520,954
	3.125%, due 5/15/16	766,000	816,851
	3.90%, due 2/15/22 (a)	1,562,000	1,701,723
	4.75%, due 11/15/21 (a)	1,085,000	1,255,395
	Medco Health Solutions, Inc. 4.125%, due 9/15/20	306,000	337,306
	Watson Pharmaceuticals, Inc.
	1.875%, due 10/1/17	1,551,000	1,568,261
	3.25%, due 10/1/22	2,006,000	2,031,693
	4.625%, due 10/1/42	634,000	649,115
			12,876,375
	Pipelines 1.8%
	Colorado Interstate Gas Co. LLC 6.85%, due 6/15/37	392,000	459,083
	DCP Midstream Operating, L.P.
	3.25%, due 10/1/15	724,000	743,623
	4.95%, due 4/1/22	1,543,000	1,622,103
	El Paso Pipeline Partners Operating Co. LLC
	5.00%, due 10/1/21	566,000	623,365
	6.50%, due 4/1/20	196,000	232,522
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	544,000	585,023
	5.20%, due 2/1/22	395,000	438,175
	Kinder Morgan Energy Partners, L.P. 3.45%, due 2/15/23	917,000	944,122
	Kinder Morgan Finance Co. ULC 5.70%, due 1/5/16	1,591,000	1,717,461
	Magellan Midstream Partners, L.P. 4.25%, due 2/1/21	1,074,000	1,173,319
	Plains All American Pipeline, L.P. / PAA Finance Corp.
	3.95%, due 9/15/15	1,200,000	1,303,817
	8.75%, due 5/1/19	304,000	408,774
	TC Pipelines, L.P. 4.65%, due 6/15/21	532,000	562,563
	Western Gas Partners, L.P.
	4.00%, due 7/1/22	988,000	1,030,108
	5.375%, due 6/1/21	2,698,000	3,066,547
			14,910,605
	Real Estate 0.1%
	CBRE Services, Inc. 6.625%, due 10/15/20	388,000	423,890
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	704,000	772,811
			1,196,701
	Real Estate Investment Trusts 1.5%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	1,557,000	1,661,274
	DDR Corp. 4.75%, due 4/15/18	296,000	328,405
	Host Hotels & Resorts, L.P. Series Q 6.75%, due 6/1/16	1,016,000	1,043,940
	Reckson Operating Partnership, L.P. 6.00%, due 3/31/16	395,000	430,445
	Rouse Co., L.P. (The)
	6.75%, due 5/1/13 (a)	3,001,000	3,061,020
	6.75%, due 11/9/15	1,974,000	2,082,570
	Senior Housing Properties Trust
	6.75%, due 4/15/20	429,000	481,728
	6.75%, due 12/15/21	562,000	632,460
	SL Green Realty Corp.
	5.00%, due 8/15/18	840,000	900,471
	7.75%, due 3/15/20	1,622,000	1,936,963
			12,559,276
	Retail 0.7%
	Brinker International, Inc. 5.75%, due 6/1/14	1,208,000	1,290,032
	Macy's Retail Holdings, Inc.
	3.875%, due 1/15/22	272,000	293,233
	5.75%, due 7/15/14	1,343,000	1,455,703
	5.875%, due 1/15/13	640,000	648,588
	5.90%, due 12/1/16	1,304,000	1,522,403
	6.90%, due 4/1/29	578,000	681,958
			5,891,917
	Semiconductors 0.5%
	National Semiconductor Corp. 6.60%, due 6/15/17	1,084,000	1,356,228
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (a)	2,987,000	3,028,519
			4,384,747
	Software 0.1%
	Fiserv, Inc.
	3.125%, due 10/1/15	716,000	746,561
	3.125%, due 6/15/16	350,000	368,038
			1,114,599
	Telecommunications 0.6%
	Qwest Communications International, Inc. 7.125%, due 4/1/18	2,692,000	2,857,019
	Qwest Corp. 6.75%, due 12/1/21	1,268,000	1,523,786
	SBA Tower Trust 2.933%, due 12/15/17 (a)	647,000	665,023
			5,045,828
	Textiles 0.1%
	Cintas Corp. No 2
	2.85%, due 6/1/16	497,000	519,687
	4.30%, due 6/1/21	520,000	572,582
			1,092,269
	Transportation 0.2%
	CSX Transportation, Inc. 8.375%, due 10/15/14	502,008	565,884
	JB Hunt Transport Services, Inc. 3.375%, due 9/15/15	1,090,000	1,124,550
			1,690,434
	Trucking & Leasing 0.2%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.375%, due 3/15/18 (a)	1,251,000	1,251,809

	Total Corporate Bonds (Cost $192,681,428)		200,485,164

	Mortgage-Backed Securities 1.2%
	Agency Collateral (Collateralized Mortgage Obligations) 0.2%
	FREMF Mortgage Trust (Collateralized Mortgage Obligations)
	Series 2011-K13, Class B 4.727%, due 1/25/48 (a)(b)	500,000	538,017
	Series 2011-K16, Class B 4.751%, due 11/25/46 (a)(b)	200,000	214,418
	Series 2011-K15, Class B 5.099%, due 8/25/44 (a)(b)	490,000	538,449
	Series 2011-K14, Class B 5.332%, due 2/25/47 (a)(b)	340,000	379,764
			1,670,648
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Banc of America Large Loan Trust 2007-BMB1 Series 2007-BMB1, Class C 1.321%, due 8/15/29 (a)(b)	173,000	163,156
	Bear Stearns Commercial Mortgage Securities Series 2006-T24, Class A4 5.537%, due 10/12/41	625,000	724,907
	Fontainebleau Miami Beach Trust Series 2012-FBLU, Class A 2.887%, due 5/5/27 (a)	331,000	343,313
	GS Mortgage Securities Corp. II Series 2012-ALOH, Class A 3.551%, due 4/10/34 (a)	1,601,000	1,729,246
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4 6.061%, due 4/15/45 (d)	370,000	426,737
	WFDB Commercial Mortgage Trust Series 2011-BXR, Class A 3.662%, due 7/5/24 (a)	875,000	903,479
			4,290,838
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.5%
	Arkle Master Issuer PLC Series 2012-1A, Class 2A1 2.135%, due 5/17/60 (a)(b)	2,750,000	2,832,451
	Saecure B.V. Series 11A, Class A1A 1.997%, due 7/30/92 (a)(b)	804,596	821,127
	Silverstone Master Issuer PLC Series 2012-1A, Class 1A 2.003%, due 1/21/55 (a)(b)	453,000	466,638
			4,120,216
	Total Mortgage-Backed Securities (Cost $9,596,794)		10,081,702

	U.S. Government & Federal Agencies 14.5%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.5%
	4.50%, due 1/1/41	737,260	824,875
	4.50%, due 5/1/41	462,350	512,094
	5.00%, due 1/1/19	423,290	458,032
	5.00%, due 2/1/19	286,386	309,891
	5.00%, due 1/1/36	1,536,683	1,716,557
	5.00%, due 11/1/36	558,189	607,654
	5.00%, due 5/1/39	1,525,365	1,684,323
	5.00%, due 5/1/41	1,609,377	1,825,924
	5.50%, due 8/1/19	376,530	407,940
	5.50%, due 12/1/28	1,285,636	1,422,447
	5.50%, due 10/1/36	890,071	996,959
	5.50%, due 5/1/38	289,668	319,657
	5.50%, due 1/1/39	638,108	700,979
	5.50%, due 10/1/39	765,528	844,780
			12,632,112
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.4%
	4.50%, due 10/1/40	338,085	380,417
	4.50%, due 4/1/41	880,782	979,781
	5.00%, due 2/1/23	237,365	258,824
	5.00%, due 9/1/33	661,014	753,202
	5.00%, due 11/1/33	223,689	245,833
	5.00%, due 12/1/33	424,503	466,527
	5.00%, due 2/1/34	238,124	261,698
	5.00%, due 10/1/35	590,209	643,631
	5.00%, due 6/1/40	426,781	477,232
	5.00%, due 3/1/41	323,727	361,996
	5.00%, due 4/1/41	1,443,106	1,641,172
	5.50%, due 1/1/25	423,862	462,644
	5.50%, due 1/1/33	250,443	279,571
	5.50%, due 4/1/34	745,952	827,815
	5.50%, due 9/1/34	1,322,903	1,460,641
	5.50%, due 5/1/35	491,658	542,234
	5.50%, due 7/1/35	3,005,542	3,318,473
	5.50%, due 1/1/36	611,420	674,316
	5.50%, due 7/1/36	1,438,790	1,588,594
	5.50%, due 5/1/37	2,139,302	2,388,115
	5.50%, due 7/1/37	354,649	388,915
	5.50%, due 3/1/38	378,746	422,797
	6.00%, due 10/1/35	1,380,546	1,537,706
	6.00%, due 12/1/35	1,300,238	1,470,544
	6.00%, due 2/1/37	202,902	229,963
	6.00%, due 3/1/37	363,397	404,766
	6.00%, due 5/1/37	363,454	402,274
	6.00%, due 11/1/38	1,370,086	1,524,331
	6.00%, due 10/1/39	1,643,319	1,847,084
	6.00%, due 7/1/40	2,160,944	2,437,671
			28,678,767
	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.6%
	3.50%, due 5/20/42	333,165	366,601
	4.50%, due 7/15/41	217,888	241,433
	5.00%, due 4/15/39	459,175	508,916
	5.00%, due 10/15/39	550,842	616,158
	5.00%, due 11/15/39	871,314	973,003
	5.00%, due 1/15/40	288,127	319,584
	5.00%, due 4/15/40	563,909	629,999
	5.00%, due 5/15/40	374,171	420,083
	5.00%, due 5/20/40	218,108	243,058
	5.00%, due 7/15/40	1,228,372	1,369,282
	5.00%, due 2/15/41	891,005	997,360
	5.00%, due 5/15/41	391,340	436,395
	5.00%, due 10/20/41	792,151	881,038
	5.50%, due 9/15/35	136,824	156,328
	5.50%, due 3/15/36	709,373	793,725
	5.50%, due 5/20/36	615,392	690,575
	5.50%, due 4/20/41	861,674	961,021
	5.50%, due 9/20/41	149,141	166,336
	5.50%, due 1/20/42	956,122	1,067,554
	6.00%, due 11/20/34	566,180	645,016
	6.00%, due 4/20/42	809,849	915,527
	6.00%, due 5/20/42	521,200	589,212
			13,988,204
	United States Treasury Bonds 0.1%
	2.75%, due 8/15/42	939,000	923,448

¤	United States Treasury Notes 7.9%
	0.25%, due 3/31/14	14,866,000	14,870,638
	0.25%, due 5/31/14	3,809,000	3,810,188
	0.25%, due 8/31/14	6,831,000	6,832,332
	0.25%, due 1/15/15	1,352,000	1,351,578
	0.25%, due 7/15/15	4,078,000	4,071,948
	0.375%, due 3/15/15	14,867,000	14,903,008
	0.375%, due 6/15/15	380,000	380,801
	0.75%, due 6/30/17	6,067,000	6,112,976
	0.875%, due 1/31/17	2,824,000	2,867,241
	0.875%, due 2/28/17	232,000	235,571
	1.625%, due 8/15/22	3,300,000	3,296,390
	2.125%, due 8/15/21	2,463,000	2,605,391
	3.125%, due 5/15/21	4,660,000	5,326,963
			66,665,025
	Total U.S. Government & Federal Agencies (Cost $121,973,740)		122,887,556

	Yankee Bonds 2.2% (e)
	Advertising 0.1%
	WPP Finance 2010
	3.625%, due 9/7/22	304,000	306,218
	4.75%, due 11/21/21	460,000	503,960
			810,178
	Banks 0.1%
	Banco Santander Chile 3.875%, due 9/20/22 (a)	710,000	712,208

	Beverages 0.1%
	Pernod-Ricard S.A. 4.45%, due 1/15/22 (a)	575,000	633,911

	Building Materials 0.1%
	Hanson PLC 6.125%, due 8/15/16	1,003,000	1,083,240

	Chemicals 0.2%
	LyondellBasell Industries N.V. 5.00%, due 4/15/19	1,432,000	1,521,500

	Computers 0.1%
	Seagate Technology 10.00%, due 5/1/14 (a)	914,000	1,003,115

	Electric 0.1%
	PPL WEM Holdings PLC
	3.90%, due 5/1/16 (a)	735,000	773,554
	5.375%, due 5/1/21 (a)	436,000	486,292
			1,259,846
	Finance - Mortgage Loan/Banker 0.2%
	Northern Rock Asset Management PLC 5.625%, due 6/22/17 (a)	1,200,000	1,348,440

	Media 0.1%
	UBM PLC 5.75%, due 11/3/20 (a)	1,157,000	1,211,168

	Mining 0.1%
	FMG Resources August 2006 Pty, Ltd. 7.00%, due 11/1/15 (a)	788,000	784,060

	Oil & Gas 0.4%
	Shell International Finance B.V. 2.375%, due 8/21/22	3,319,000	3,350,541

	Oil & Gas Services 0.1%
	Weatherford International, Ltd. 4.50%, due 4/15/22	491,000	513,500

	Real Estate Investment Trusts 0.3%
	Goodman Funding Pty, Ltd.
	6.375%, due 11/12/20 (a)	750,000	820,254
	6.375%, due 4/15/21 (a)	1,750,000	1,920,931
			2,741,185
	Transportation 0.2%
	Asciano Finance, Ltd. 3.125%, due 9/23/15 (a)	196,000	198,879
	Kansas City Southern de Mexico S.A. de C.V.
	6.625%, due 12/15/20	452,000	511,890
	8.00%, due 2/1/18	1,062,000	1,184,130
			1,894,899
	Total Yankee Bonds (Cost $18,289,201)		18,867,791

	Total Long-Term Bonds (Cost $344,107,900)		353,905,539

		Shares	Value
	Common Stocks 55.2%
	Aerospace & Defense 1.4%
	Boeing Co. (The)	172,460	12,006,665

	Agriculture 2.7%
	Altria Group, Inc.	187,875	6,273,146
¤	Philip Morris International, Inc.	184,142	16,561,732
			22,834,878
	Apparel 1.8%
	Coach, Inc.	111,592	6,251,384
	NIKE, Inc. Class B	92,747	8,802,618
			15,054,002
	Auto Manufacturers 0.3%
	Daimler A.G.	52,531	2,557,839

	Banks 4.0%
¤	CIT Group, Inc. (f)	270,718	10,663,582
	Itau Unibanco Holding S.A., ADR (g)	286,280	4,374,358
	Standard Chartered PLC	239,053	5,404,317
	U.S. Bancorp	389,858	13,372,129
			33,814,386
	Beverages 0.4%
	Diageo PLC	113,919	3,199,920

	Biotechnology 1.0%
	Celgene Corp. (f)	107,267	8,195,199

	Chemicals 3.7%
¤	E.I. du Pont de Nemours & Co.	301,297	15,146,200
	LyondellBasell Industries, N.V., Class A	204,499	10,564,419
	Syngenta A.G., ADR (g)	74,700	5,591,295
			31,301,914
	Commercial Services 1.4%
	MasterCard, Inc. Class A	18,870	8,519,428
	Western Union Co. (The)	199,207	3,629,551
			12,148,979
	Computers 2.6%
¤	Apple, Inc.	33,173	22,135,016

	Cosmetics & Personal Care 0.8%
	Estee Lauder Cos., Inc. (The) Class A	110,625	6,811,181

	Diversified Financial Services 0.9%
	Blackstone Group L.P. (The)	561,281	8,015,093

	Electronics 2.3%
	Amphenol Corp. Class A	96,758	5,697,111
	Honeywell International, Inc.	76,892	4,594,297
	TE Connectivity, Ltd.	279,672	9,511,645
			19,803,053
	Finance - Investment Banker/Broker 0.2%
	Greenhill & Co., Inc.	35,290	1,826,258

	Finance - Other Services 1.0%
	NYSE Euronext	332,576	8,197,998

	Food 0.7%
	Hershey Co. (The)	88,707	6,288,439

	Health Care - Services 0.8%
	Aetna, Inc.	180,507	7,148,077

	Insurance 0.5%
	Prudential PLC	310,593	4,019,886

	Internet 1.3%
	eBay, Inc. (f)	161,443	7,815,455
	Priceline.com, Inc. (f)	4,716	2,917,931
			10,733,386
	Lodging 1.1%
	Las Vegas Sands Corp.	197,401	9,153,484

	Media 4.7%
¤	CBS Corp. Class B	397,928	14,456,724
	DIRECTV (f)	90,533	4,749,361
¤	Time Warner Cable, Inc.	153,720	14,612,623
	Viacom, Inc. Class B	114,169	6,118,317
			39,937,025
	Metal Fabricate & Hardware 0.4%
	Precision Castparts Corp.	19,390	3,167,163

	Mining 0.6%
	Freeport-McMoRan Copper & Gold, Inc.	129,359	5,120,029

	Miscellaneous - Manufacturing 0.2%
	Dover Corp.	26,086	1,551,856

	Oil & Gas 3.6%
	Canadian Natural Resources, Ltd.	189,890	5,846,713
¤	Chevron Corp.	124,204	14,477,218
	Hess Corp.	187,264	10,059,822
			30,383,753
	Oil & Gas Services 0.3%
	National-Oilwell Varco, Inc.	31,715	2,540,689

	Pharmaceuticals 5.9%
	Allergan, Inc.	68,075	6,234,309
	AmerisourceBergen Corp.	56,971	2,205,348
	BioMarin Pharmaceutical, Inc. (f)	35,690	1,437,236
	Bristol-Myers Squibb Co.	212,743	7,180,076
¤	Express Scripts Holding Co. (f)	208,693	13,078,790
	Mylan, Inc. (f)	371,562	9,066,113
	Shire PLC, Sponsored ADR (g)	69,413	6,156,933
	Valeant Pharmaceuticals International, Inc. (f)	88,908	4,913,945
			50,272,750
	Pipelines 1.3%
	Enterprise Products Partners, L.P.	209,815	11,246,084

	Real Estate Investment Trusts 0.7%
	Ventas, Inc.	89,851	5,593,225

	Retail 2.8%
	AutoZone, Inc. (f)	9,530	3,522,955
	Costco Wholesale Corp.	39,845	3,989,481
	Home Depot, Inc. (The)	58,655	3,541,002
	McDonald's Corp.	70,682	6,485,074
	Nordstrom, Inc.	109,600	6,047,728
			23,586,240
	Software 1.1%
	Intuit, Inc.	79,040	4,653,875
	Oracle Corp.	146,109	4,600,973
			9,254,848
	Telecommunications 1.8%
	CenturyLink, Inc.	174,208	7,038,003
	Motorola Solutions, Inc.	121,050	6,119,078
	Verizon Communications, Inc.	37,990	1,731,204
			14,888,285
	Toys, Games & Hobbies 1.3%
	Mattel, Inc.	305,398	10,835,521

	Transportation 1.6%
	Canadian Pacific Railway, Ltd.	39,520	3,275,813
	Union Pacific Corp.	89,751	10,653,444
			13,929,257
	Total Common Stocks (Cost $449,587,712)		467,552,378

		Shares	Value
	Convertible Preferred Stock 0.0%‡
	Food 0.0%‡
	HJ Heinz Finance Co. (a) 8.00%	4	423,250

	Total Convertible Preferred Stock (Cost $417,875)		423,250

		Principal Amount	Value
	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $20,336,968 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $20,500,000 and a Market Value of $20,748,378)	$20,336,951	20,336,951

	Total Short-Term Investment (Cost $20,336,951)		20,336,951

	Total Investments (Cost $814,450,438) (h)	99.4%	842,218,118
	Other Assets, Less Liabilities	0.6	5,049,227
	Net Assets	100.0%	$847,267,345

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(c)	Illiquid security. The total market value of this security as of September 30, 2012 is $1,014,525, which represents 0.1% of the Portfolio's net assets.
(d)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2012.
(e)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Non-income producing security.
(g)	ADR - American Depositary Receipt.
(h)	As of September 30, 2012, cost is $814,450,438 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$44,179,685
Gross unrealized depreciation	(16,412,005)
Net unrealized appreciation	$27,767,680

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,583,326	$—	$1,583,326
Corporate Bonds	—	200,485,164	—	200,485,164
Mortgage-Backed Securities	—	10,081,702	—	10,081,702
U.S. Government & Federal Agencies	—	122,887,556	—	122,887,556
Yankee Bonds	—	18,867,791	—	18,867,791
Total Long-Term Bonds	—	353,905,539	—	353,905,539
Common Stocks	467,552,378	—	—	467,552,378
Convertible Preferred Stock	423,250	—	—	423,250
Short-Term Investment
Repurchase Agreement	—	20,336,951	—	20,336,951
Total Investments in Securities	$467,975,628	$374,242,490	$—	$842,218,118

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of February 17, 2012 (inception date) and September 30, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Aerospace & Defense 3.1%
	Precision Castparts Corp.	61,700	$10,078,078
	United Technologies Corp.	139,200	10,897,968
			20,976,046
	Auto Components 1.1%
	BorgWarner, Inc. (a)	106,300	7,346,393

	Biotechnology 3.2%
	Biogen Idec, Inc. (a)	69,300	10,341,639
	Celgene Corp. (a)	142,100	10,856,440
			21,198,079
	Capital Markets 2.6%
	BlackRock, Inc.	38,400	6,846,720
	Franklin Resources, Inc.	82,700	10,343,289
			17,190,009
	Chemicals 4.2%
	Ecolab, Inc.	145,100	9,403,931
¤	Monsanto Co.	208,789	19,003,975
			28,407,906
	Communications Equipment 3.4%
¤	QUALCOMM, Inc.	358,900	22,427,661

	Computers & Peripherals 10.4%
¤	Apple, Inc.	84,555	56,420,169
	EMC Corp. (a)	476,600	12,996,882
			69,417,051
	Construction & Engineering 1.3%
	Fluor Corp.	154,400	8,689,632

	Diversified Financial Services 0.8%
	IntercontinentalExchange, Inc. (a)	38,800	5,176,308

	Energy Equipment & Services 3.5%
	Cameron International Corp. (a)	118,900	6,666,723
	FMC Technologies, Inc. (a)	201,600	9,334,080
	Schlumberger, Ltd.	99,500	7,196,835
			23,197,638
	Food & Staples Retailing 2.6%
	Costco Wholesale Corp.	72,500	7,259,063
	CVS Caremark Corp.	215,500	10,434,510
			17,693,573
	Health Care Equipment & Supplies 3.6%
	Covidien PLC	156,000	9,269,520
	Edwards Lifesciences Corp. (a)	78,900	8,471,493
	Intuitive Surgical, Inc. (a)	12,860	6,373,802
			24,114,815
	Health Care Providers & Services 4.0%
¤	Express Scripts Holding Co. (a)	280,500	17,578,935
	UnitedHealth Group, Inc.	167,900	9,303,339
			26,882,274
	Health Care Technology 1.3%
	Cerner Corp. (a)	115,100	8,909,891

	Hotels, Restaurants & Leisure 3.5%
	Las Vegas Sands Corp.	155,200	7,196,624
	Starbucks Corp.	189,800	9,632,350
	Yum! Brands, Inc.	95,300	6,322,202
			23,151,176
	Industrial Conglomerates 3.0%
¤	Danaher Corp.	369,900	20,399,985

	Internet & Catalog Retail 4.5%
	Amazon.com, Inc. (a)	55,200	14,038,464
	Priceline.com, Inc. (a)	26,380	16,322,097
			30,360,561
	Internet Software & Services 5.7%
	eBay, Inc. (a)	178,400	8,636,344
¤	Google, Inc. Class A (a)	30,155	22,751,947
	VeriSign, Inc. (a)	137,100	6,675,399
			38,063,690
	IT Services 9.0%
¤	International Business Machines Corp.	96,600	20,039,670
	MasterCard, Inc. Class A	17,725	8,002,483
	Teradata Corp. (a)	84,400	6,364,604
¤	Visa, Inc. Class A	194,400	26,104,032
			60,510,789
	Machinery 2.1%
	Caterpillar, Inc.	76,100	6,547,644
	Illinois Tool Works, Inc.	124,000	7,374,280
			13,921,924
	Media 0.9%
	CBS Corp. Class B	161,100	5,852,763

	Multiline Retail 1.1%
	Dollar General Corp. (a)	145,900	7,519,686

	Oil, Gas & Consumable Fuels 3.3%
	Cabot Oil & Gas Corp.	149,700	6,721,530
	Concho Resources, Inc. (a)	88,600	8,394,850
	Range Resources Corp.	97,800	6,833,286
			21,949,666
	Personal Products 0.8%
	Estee Lauder Cos., Inc. (The) Class A	84,800	5,221,136

	Pharmaceuticals 0.6%
	Shire PLC, Sponsored ADR (b)	43,300	3,840,710

	Real Estate Investment Trusts 1.5%
	American Tower Corp.	140,400	10,023,156

	Road & Rail 3.6%
¤	Union Pacific Corp.	203,300	24,131,710

	Semiconductors & Semiconductor Equipment 0.9%
	Altera Corp.	175,400	5,960,969

	Software 4.4%
	Citrix Systems, Inc. (a)	67,100	5,137,847
	Intuit, Inc.	115,600	6,806,528
¤	Salesforce.com, Inc. (a)	114,700	17,513,543
			29,457,918
	Specialty Retail 3.1%
	Gap, Inc. (The)	208,800	7,470,864
	O'Reilly Automotive, Inc. (a)	58,200	4,866,684
	Ross Stores, Inc.	40,200	2,596,920
	Ulta Salon Cosmetics & Fragrance, Inc.	61,200	5,893,866
			20,828,334
	Textiles, Apparel & Luxury Goods 3.1%
	Coach, Inc.	116,800	6,543,136
	Michael Kors Holdings, Ltd. (a)	126,900	6,748,542
	Ralph Lauren Corp.	49,300	7,455,639
			20,747,317
	Wireless Telecommunication Services 1.2%
	SBA Communications Corp. Class A (a)	127,400	8,013,460

	Total Common Stocks (Cost $540,579,773)		651,582,226

		Principal Amount	Value
	Short-Term Investment 1.9%
	Repurchase Agreement 1.9%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $12,599,026 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $12,700,000 and a Market Value of $12,853,873)	$12,599,015	12,599,015

	Total Short-Term Investment (Cost $12,599,015)		12,599,015

	Total Investments (Cost $553,178,788) (c)	99.3%	664,181,241
	Other Assets, Less Liabilities	0.7	4,550,719

	Net Assets	100.0%	$668,731,960

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of September 30, 2012, cost is $554,540,307 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$114,330,880
Gross unrealized depreciation	(4,689,946)
Net unrealized appreciation	$109,640,934

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$651,582,226	$—	$—	$651,582,226
Short-Term Investment
Repurchase Agreement	—	12,599,015	—	12,599,015
Total Investments in Securities	$651,582,226	$12,599,015	$—	$664,181,241

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio
Portfolio of Investments ††† September 30, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 2.8%†
	Convertible Bonds 1.4%
	Telecommunications 1.4%
	SBA Communications Corp. 4.00%, due 10/1/14	$2,695,193	$5,723,916
¤	Virgin Media, Inc. 6.50%, due 11/15/16	3,720,441	6,429,387
			12,153,303
	Total Convertible Bonds (Cost $10,222,550)		12,153,303
	Corporate Bonds 1.3%
	Electric 0.7%
	GenOn Energy, Inc. 9.875%, due 10/15/20	5,125,000	5,688,750

	Oil & Gas 0.6%
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20 (a)	4,435,000	4,834,150

	Total Corporate Bonds (Cost $9,057,794)		10,522,900
	Mortgage-Backed Security 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0%‡
	Falcon Franchise Loan LLC Series 2001-1, Class IO 5.731%, due 1/5/23 (a)(b)(c)	42,741	4,026

	Total Mortgage-Backed Security (Cost $2,551)		4,026
	Yankee Bond 0.1% (d)
	Electric 0.1%
	Viridian Group FundCo II 11.125%, due 4/1/17 (a)(c)	1,150,000	1,150,000

	Total Yankee Bond (Cost $1,115,510)		1,150,000
	Total Long-Term Bonds (Cost $20,398,405)		23,830,229

		Shares	Value
	Common Stocks 88.2%
	Diversified Telecommunication Services 9.3%
	Bezeq—The Israeli Telecommunication Corp., Ltd.	5,050,979	5,865,736
	CenturyLink, Inc.	212,689	8,592,636
	China Unicom, Ltd.	674,000	1,105,652
	Deutsche Telekom A.G.	428,044	5,266,804
	Frontier Communications Corp.	664,537	3,256,231
	TDC A/S	1,279,182	9,317,975
	Telecom Italia S.p.A.	13,333,776	11,677,206
	Telefonica Brasil S.A., ADR (e)	391,391	8,508,840
	Telenet Group Holding N.V.	87,883	3,935,751
	Windstream Corp.	282,200	2,853,042
	XL Axiata Tbk PT	6,905,000	4,798,145
	Ziggo N.V.	390,244	13,266,732
			78,444,750
	Electric Utilities 22.2%
	American Electric Power Co., Inc.	218,143	9,585,203
	CEZ AS	251,921	9,399,783
	Cia Paranaense de Energia, Sponsored ADR (e)	174,493	2,865,175
	CPFL Energia S.A.	69,000	762,072
	Duke Energy Corp.	15,890	1,029,672
	E.CL S.A. Class S	687,150	1,680,102
¤	Edison International	481,122	21,982,464
	EDP - Energias do Brasil S.A.	932,100	5,917,438
	Enel OGK-5 OJSC (f)(g)	12,700,771	737,331
¤	Energias de Portugal S.A.	8,224,580	22,638,786
	FirstEnergy Corp.	233,680	10,305,288
	Great Plains Energy, Inc.	236,328	5,260,661
	Iberdrola S.A.	1,899,349	8,610,994
	ITC Holdings Corp.	136,549	10,320,373
	Light S.A.	421,250	4,885,233
	NextEra Energy, Inc.	177,358	12,473,588
	Northeast Utilities	206,700	7,902,141
	NV Energy, Inc.	236,596	4,261,094
	OGE Energy Corp.	235,655	13,069,426
¤	PPL Corp.	370,154	10,752,974
	Red Electrica Corp. S.A.	237,393	11,255,256
	SSE PLC	384,276	8,637,758
	TGK-1 OAO (g)	2,543,478,037	551,935
	Transmissora Alianca de Energia Eletrica S.A.	63,980	2,319,660
			187,204,407
	Gas Utilities 2.3%
	AGL Resources, Inc.	90,415	3,698,878
	APA Group	48,986	240,854
	Atmos Energy Corp.	24,500	876,855
	Enagas S.A.	606,594	11,965,378
	ONEOK, Inc.	46,294	2,236,463
			19,018,428
	Independent Power Producers & Energy Traders 8.2%
	AES Corp. (The) (f)	1,400,976	15,368,707
	AES Gener S.A.	438,210	265,596
¤	Calpine Corp. (f)	1,010,338	17,478,847
	China Hydroelectric Corp., ADR (e)(f)	184,161	298,341
	China Longyuan Power Group Corp.	438,000	288,082
	E.ON Russia JSC (g)	11,805,349	1,028,211
	EDP Renovaveis S.A. (f)	2,588,365	11,591,729
	GenOn Energy, Inc. (f)	2,917,416	7,381,063
	NRG Energy, Inc.	593,524	12,695,478
	Tractebel Energia S.A.	165,600	2,613,984
			69,010,038
	Media 11.7%
¤	Comcast Corp. Class A	948,985	33,024,678
	Kabel Deutschland Holding A.G. (f)	91,652	6,537,822
	Liberty Global, Inc. Class A (f)	76,776	4,664,142
¤	Time Warner Cable, Inc.	192,827	18,330,134
	Viacom, Inc. Class B	106,669	5,716,392
¤	Virgin Media, Inc.	1,030,809	30,347,017
			98,620,185
	Multi-Utilities 12.1%
	AGL Energy, Ltd.	54,760	850,334
	CenterPoint Energy, Inc.	491,234	10,463,284
¤	CMS Energy Corp.	1,068,901	25,172,619
	GDF Suez S.A.	454,893	10,171,346
	National Grid PLC	741,907	8,182,551
	NiSource, Inc.	216,224	5,509,388
	PG&E Corp.	117,000	4,992,390
	Public Service Enterprise Group, Inc.	466,799	15,021,592
	RWE A.G.	98,888	4,424,151
	Sempra Energy	229,888	14,825,477
	Suez Environnement Co.	164,310	1,862,101
			101,475,233
	Oil, Gas & Consumable Fuels 14.1%
	Cabot Oil & Gas Corp.	90,119	4,046,343
	Cheniere Energy, Inc. (f)	61,673	959,015
	El Paso Pipeline Partners, L.P.	34,215	1,273,482
	Energen Corp.	101,314	5,309,867
	EOG Resources, Inc.	4,050	453,802
	EQT Corp.	220,811	13,027,849
¤	Kinder Morgan, Inc.	655,038	23,266,950
	Occidental Petroleum Corp.	51,533	4,434,930
	QEP Resources, Inc.	281,410	8,909,441
	Spectra Energy Corp.	431,973	12,682,727
¤	Williams Cos., Inc.	766,103	26,790,622
	Williams Partners, L.P.	249,871	13,662,946
	WPX Energy, Inc. (f)	215,808	3,580,255
			118,398,229
	Real Estate Investment Trusts 0.8%
	American Tower Corp.	91,212	6,511,625

	Water Utilities 1.4%
	Aguas Andinas S.A. Class A	4,322,460	2,897,739
	Cia de Saneamento Basico do Estado de Sao Paulo	78,300	3,205,385
	Cia de Saneamento de Minas Gerais-COPASA	181,100	4,118,244
	United Utilities Group PLC	153,902	1,779,409
			12,000,777
	Wireless Telecommunication Services 6.1%
	Cellcom Israel, Ltd.	314,023	2,716,299
	Crown Castle International Corp. (f)	51,190	3,281,279
	ENTEL Chile S.A.	300,980	6,274,673
	KDDI Corp.	6,100	473,680
	Mobile Telesystems OJSC, Sponsored ADR (e)	439,619	7,702,125
	SBA Communications Corp. Class A (f)	120,992	7,610,397
	Tim Participacoes S.A., ADR (e)	401,001	7,707,239
	Turkcell Iletisim Hizmetleri AS (f)	46,380	282,577
	Vodafone Group PLC	5,287,347	15,005,542
			51,053,811
	Total Common Stocks (Cost $712,675,411)		741,737,483
	Convertible Preferred Stocks 4.0%
	Electric Utilities 4.0%
	NextEra Energy, Inc.
	5.89% (f)	163,980	8,495,804
	7.00%	146,838	8,039,380
¤	PPL Corp.
	8.75%	159,981	8,750,961
	9.50%	160,147	8,575,872
			33,862,017
	Total Convertible Preferred Stocks (Cost $33,325,725)		33,862,017
	Preferred Stocks 1.1%
	Electric Utilities 1.1%
	Cia Energetica de Minas Gerais 0.949%	463,350	5,618,026
	Cia Paranaense de Energia Class B 0.748%	242,800	3,964,326
			9,582,352
	Total Preferred Stocks (Cost $12,732,087)		9,582,352

		Principal Amount	Value
	Short-Term Investment 4.0%
	Repurchase Agreement 4.0%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $33,386,407 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $33,650,000 and a Market Value of $34,057,703)	$33,386,379	33,386,379
	Total Short-Term Investment (Cost $33,386,379)		33,386,379
	Total Investments (Cost $812,518,007) (h)	100.1%	842,398,460
	Other Assets, Less Liabilities	(0.1)	(1,106,835)
	Net Assets	100.0%	$841,291,625

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2012.
(c)	Illiquid security. The total market value of these securities as of September 30, 2012 is $1,154,026, which represents 0.1% of the Portfolio's net assets.
(d)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(e)	ADR - American Depositary Receipt.
(f)	Non-income producing security.
(g)	Fair valued security. The total market value of these securities as of September 30, 2012 is $2,317,477, which represents 0.3% of the Portfolio's net assets.
(h)	As of September 30, 2012, cost is $812,518,007 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$60,860,583
Gross unrealized depreciation	(30,980,130)
Net unrealized appreciation	$29,880,453

As of September 30, 2012, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Brazilian Real vs. U.S. Dollar	10/2/12	JPMorgan Chase Bank	BRL	16,404,844	USD	8,078,816	USD	13,350
Brazilian Real vs. U.S. Dollar	10/2/12	UBS A.G.	BRL	16,404,844		8,061,349		30,818
Euro vs. U.S. Dollar	10/12/12	Barclays Bank PLC	EUR	1,647,562		2,112,333		5,073
Euro vs. U.S. Dollar	10/12/12	Citibank N.A.	EUR	1,043,560		1,348,324		(7,167)
Euro vs. U.S. Dollar	10/12/12	Credit Suisse Group A.G.	EUR	866,031		1,111,927		1,076
Euro vs. U.S. Dollar	10/12/12	Deutsche Bank A.G.	EUR	1,256,976		1,623,469		(8,035)
Euro vs. U.S. Dollar	10/12/12	Merrill Lynch International Bank	EUR	563,498		714,287		9,906
Euro vs. U.S. Dollar	10/12/12	UBS A.G.	EUR	1,919,404		2,360,677		106,094
Euro vs. U.S. Dollar	12/17/12	UBS A.G.	EUR	7,089,000		9,148,319		(31,206)
Euro vs. U.S. Dollar	10/12/12	Westpac Banking Corp.	EUR	163,459		213,664		(3,590)
Pound Sterling vs. U.S. Dollar	10/12/12	Merrill Lynch International Bank	GBP	362,073		587,081		(2,424)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Brazilian Real vs. U.S. Dollar	10/2/12	JPMorgan Chase Bank	BRL	16,404,844	USD	8,005,097	USD	(87,070)
Brazilian Real vs. U.S. Dollar	10/2/12	UBS A.G.	BRL	16,404,844		8,078,816		(13,350)
Brazilian Real vs. U.S. Dollar	12/4/12	UBS A.G.	BRL	16,404,844		7,993,005		(38,087)
Euro vs. U.S. Dollar	10/12/12	Barclays Bank PLC	EUR	449,749		570,600		(7,406)
Euro vs. U.S. Dollar	10/12/12	Citibank N.A.	EUR	175,180		219,838		(5,299)
Euro vs. U.S. Dollar	10/12/12	Credit Suisse Group A.G.	EUR	33,410,797		41,021,123		(1,917,617)
Euro vs. U.S. Dollar	10/12/12	Deutsche Bank A.G.	EUR	7,553,606		9,474,932		(232,778)
Euro vs. U.S. Dollar	10/12/12	Goldman Sachs International	EUR	302,539		372,271		(16,544)
Euro vs. U.S. Dollar	10/12/12	JPMorgan Chase Bank	EUR	29,988,101		36,804,636		(1,735,337)
Euro vs. U.S. Dollar	10/12/12	Merrill Lynch International Bank	EUR	237,590		301,961		(3,384)
Euro vs. U.S. Dollar	10/12/12	UBS A.G.	EUR	238,239		292,850		(13,328)
Euro vs. U.S. Dollar	10/12/12	Westpac Banking Corp.	EUR	242,000		316,328		5,315
Pound Sterling vs. U.S. Dollar	10/12/12	Barclays Bank PLC	GBP	11,218,495		17,425,898		(689,178)
Pound Sterling vs. U.S. Dollar	10/12/12	Citibank N.A.	GBP	542,473		860,485		(15,475)
Pound Sterling vs. U.S. Dollar	10/12/12	Deutsche Bank A.G.	GBP	10,914,496		16,937,552		(686,641)
Pound Sterling vs. U.S. Dollar	10/12/12	JPMorgan Chase Bank	GBP	3,400,000		5,267,127		(223,026)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(5,565,310)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$12,153,303	$—	$12,153,303
Corporate Bonds	—	10,522,900	—	10,522,900
Mortgage-Backed Security	—	4,026	—	4,026
Yankee Bond	—	1,150,000	—	1,150,000
Total Long-Term Bonds	—	23,830,229	—	23,830,229
Common Stocks (b)	739,420,006	—	2,317,477	741,737,483
Convertible Preferred Stocks	33,862,017	—	—	33,862,017
Preferred Stocks	9,582,352	—	—	9,582,352
Short-Term Investment
Repurchase Agreement	—	33,386,379	—	33,386,379
Total Investments in Securities	782,864,375	57,216,608	2,317,477	842,398,460
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	171,632	—	171,632
Total Investments in Securities and Other Financial Instruments	$782,864,375	$57,388,240	$2,317,477	$842,570,092

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(5,736,942)	$—	$(5,736,942)
Total Other Financial Instruments	$—	$(5,736,942)	$—	$(5,736,942)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,289,266 and $1,028,211 are held in Electric Utilities and Independent Power Producers & Energy Traders within the Common Stocks section of the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of February 17, 2012 (inception date) and September 30, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 17, 2012 (a)	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2012
Common Stocks
Electric Utilities	$-	$-	$-	$(448,898)	$1,738,164	$-	$-	$-	$1,289,266	$(448,898)
Independent Power Producers & Energy Traders	-	-	-	(28,814)	$1,057,025	-	-	-	$1,028,211	(28,814)
Total	$-	$-	$-	$(477,712)	$2,795,189	$-	$-	$-	$2,317,477	$(477,712)

(a) Inception date.

As of September 30, 2012, the Portfolio held the following foreign currencies:

		Currency		Cost			Value
Brazilian Real	BRL	45,908	USD	22,628		USD	22,646
Chilean Peso	CLP	131,654,314		277,369			277,547
Euro	EUR	8,037		10,339			10,327
Israeli Shekel	ILS	1		0	(a)		0	(a)
Total			USD	310,336		USD	310,520

(a) Less than one dollar.

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 99.2% †
	Aerospace & Defense 1.7%
	Alliant Techsystems, Inc.	8,296	$415,712
	Engility Holdings, Inc. (a)	41,904	773,129
	Huntington Ingalls Industries, Inc. (a)	72,777	3,060,273
	L-3 Communications Holdings, Inc.	26,714	1,915,661
	Textron, Inc.	114,074	2,985,317
			9,150,092
	Airlines 1.3%
	Copa Holdings S.A. Class A	3,086	250,799
	Southwest Airlines Co.	368,195	3,229,070
	United Continental Holdings, Inc. (a)	181,546	3,540,147
			7,020,016
	Auto Components 0.6%
	Delphi Automotive PLC (a)	97,812	3,032,172

	Automobiles 0.3%
	Thor Industries, Inc.	47,507	1,725,454

	Beverages 0.6%
	Constellation Brands, Inc. Class A (a)	105,089	3,399,629

	Biotechnology 3.6%
	Alexion Pharmaceuticals, Inc. (a)	14,582	1,668,181
	Ariad Pharmaceuticals, Inc. (a)	1,777	43,048
	BioMarin Pharmaceutical, Inc. (a)	28,327	1,140,728
	Incyte Corp., Ltd. (a)	78,006	1,408,008
	Myriad Genetics, Inc. (a)	119,200	3,217,208
	Onyx Pharmaceuticals, Inc. (a)	34,314	2,899,533
	Regeneron Pharmaceuticals, Inc. (a)	13,883	2,119,379
	United Therapeutics Corp. (a)	36,978	2,066,331
¤	Vertex Pharmaceuticals, Inc. (a)	77,149	4,316,486
			18,878,902
	Building Products 0.9%
	Armstrong World Industries, Inc.	1,300	60,281
	Fortune Brands Home & Security, Inc. (a)	45,779	1,236,491
	Lennox International, Inc.	65,866	3,185,280
	Masco Corp.	5,705	85,860
			4,567,912
	Capital Markets 2.0%
	American Capital Ltd. (a)	149,043	1,690,148
	Ameriprise Financial, Inc.	82	4,649
	Janus Capital Group, Inc.	143,136	1,351,204
	Legg Mason, Inc.	32,336	798,052
	Northern Trust Corp.	56,427	2,619,059
	Raymond James Financial, Inc.	28,515	1,045,075
	T. Rowe Price Group, Inc.	3,504	221,803
	Waddell & Reed Financial, Inc. Class A	78,596	2,575,591
			10,305,581
	Chemicals 5.1%
	CF Industries Holdings, Inc.	14,645	3,254,705
	Eastman Chemical Co.	69,613	3,968,637
	Huntsman Corp.	213,754	3,191,347
	NewMarket Corp.	6,582	1,622,331
¤	PPG Industries, Inc.	43,744	5,023,561
	Sherwin-Williams Co. (The)	12,562	1,870,607
	Valspar Corp. (The)	36,841	2,066,780
	W.R. Grace & Co. (a)	48,262	2,851,319
	Westlake Chemical Corp.	42,591	3,111,699
			26,960,986
	Commercial Banks 3.2%
	CapitalSource, Inc.	419,231	3,177,771
	Comerica, Inc.	78,994	2,452,764
	Fifth Third Bancorp	3,899	60,474
	First Citizens BancShares, Inc. Class A	2,634	429,079
	First Republic Bank	25,928	893,479
	Huntington Bancshares, Inc.	205,489	1,417,874
	KeyCorp	448,146	3,916,796
	Regions Financial Corp.	23,392	168,656
	SunTrust Banks, Inc.	96,612	2,731,221
	SVB Financial Group (a)	21,951	1,327,157
			16,575,271
	Commercial Services & Supplies 2.3%
	Avery Dennison Corp.	103,242	3,285,161
	Corrections Corporation of America	72,787	2,434,725
	Covanta Holding Corp.	58,852	1,009,900
	Iron Mountain, Inc.	98,063	3,344,929
	Pitney Bowes, Inc.	57,663	796,903
	R.R. Donnelley & Sons Co.	125,422	1,329,473
			12,201,091
	Communications Equipment 0.6%
	Brocade Communications Systems, Inc. (a)	203,555	1,204,028
	EchoStar Corp. Class A (a)	8,854	253,755
	Harris Corp.	28,767	1,473,446
			2,931,229
	Computers & Peripherals 1.4%
	Diebold, Inc.	60,166	2,028,196
	NetApp, Inc. (a)	103,967	3,418,435
	Western Digital Corp.	54,669	2,117,330
			7,563,961
	Construction & Engineering 1.0%
	AECOM Technology Corp. (a)	94,288	1,995,134
	Chicago Bridge & Iron Co. N.V.	48,624	1,852,088
	KBR, Inc.	31,005	924,569
	Shaw Group, Inc. (The) (a)	5,975	260,630
	URS Corp.	3,279	115,781
			5,148,202
	Containers & Packaging 0.1%
	Ball Corp.	7,892	333,910
	Greif, Inc. Class A	5,699	251,782
			585,692
	Diversified Consumer Services 0.2%
	H&R Block, Inc.	52,921	917,121

	Diversified Financial Services 0.1%
	Interactive Brokers Group, Inc.	26,429	370,535
	IntercontinentalExchange, Inc. (a)	1,411	188,241
			558,776
	Diversified Telecommunication Services 1.1%
	Frontier Communications Corp.	527,021	2,582,403
	tw telecom, Inc. (a)	129,240	3,369,287
			5,951,690
	Electric Utilities 1.1%
	Edison International	72,552	3,314,901
	Entergy Corp.	23,492	1,627,996
	Xcel Energy, Inc.	24,479	678,313
			5,621,210
	Electrical Equipment 0.9%
	Cooper Industries PLC	19,442	1,459,317
	General Cable Corp. (a)	84,067	2,469,888
	Regal-Beloit Corp.	12,307	867,397
			4,796,602
	Electronic Equipment & Instruments 0.7%
	Itron, Inc. (a)	69,489	2,998,450
	Tech Data Corp. (a)	8,110	367,383
	Vishay Intertechnology, Inc. (a)	13,839	136,038
			3,501,871
	Energy Equipment & Services 1.8%
	Diamond Offshore Drilling, Inc.	49,051	3,228,046
	Helmerich & Payne, Inc.	70,156	3,340,127
	McDermott International, Inc. (a)	12	147
	RPC, Inc.	163,465	1,943,599
	Superior Energy Services, Inc. (a)	44,106	905,055
	Unit Corp. (a)	5,258	218,207
			9,635,181
	Food & Staples Retailing 1.5%
¤	Kroger Co. (The)	193,064	4,544,726
	Safeway, Inc.	6,332	101,882
	Whole Foods Market, Inc.	32,307	3,146,702
			7,793,310
	Food Products 1.6%
	Dean Foods Co. (a)	195,613	3,198,273
	Smithfield Foods, Inc. (a)	164,195	3,226,432
	Tyson Foods, Inc. Class A	108,175	1,732,963
			8,157,668
	Gas Utilities 0.2%
	ONEOK, Inc.	20,357	983,447
	UGI Corp.	4,787	151,987
			1,135,434
	Health Care Equipment & Supplies 3.2%
	Boston Scientific Corp. (a)	682,317	3,916,500
	Hill-Rom Holdings, Inc.	108,606	3,156,090
	Hologic, Inc. (a)	157,463	3,187,051
	ResMed, Inc.	79,042	3,198,830
	Zimmer Holdings, Inc.	50,390	3,407,372
			16,865,843
	Health Care Providers & Services 4.0%
	AMERIGROUP Corp. (a)	5,933	542,454
	AmerisourceBergen Corp.	102,098	3,952,213
	Community Health Systems, Inc. (a)	115,862	3,376,219
	Coventry Health Care, Inc.	9,038	376,794
	DaVita, Inc. (a)	25,508	2,642,884
	HCA Holdings, Inc.	114,847	3,818,663
	Health Management Associates, Inc. Class A (a)	76,177	639,125
	Health Net, Inc. (a)	23,734	534,252
	Humana, Inc.	40,436	2,836,585
	Omnicare, Inc.	62,547	2,124,722
	Universal Health Services, Inc. Class B	5,123	234,275
			21,078,186
	Hotels, Restaurants & Leisure 2.0%
	Brinker International, Inc.	91,401	3,226,455
¤	Starwood Hotels & Resorts Worldwide, Inc.	74,693	4,329,206
	Wyndham Worldwide Corp.	37,214	1,952,991
	Wynn Resorts, Ltd.	11,004	1,270,302
			10,778,954
	Household Durables 2.3%
	Garmin, Ltd.	39,048	1,629,864
	Jarden Corp.	27,683	1,462,770
	Leggett & Platt, Inc.	135,310	3,389,515
	PulteGroup, Inc. (a)	212,394	3,292,107
	Tempur-Pedic International, Inc. (a)	76,663	2,291,457
			12,065,713
	Independent Power Producers & Energy Traders 0.9%
	AES Corp. (The) (a)	272,307	2,987,208
	NRG Energy, Inc.	73,555	1,573,341
			4,560,549
	Insurance 5.6%
	Alleghany Corp. (a)	4,250	1,465,995
	Allied World Assurance Co. Holdings, Ltd.	32,193	2,486,909
	American Financial Group, Inc.	17,559	665,486
	American National Insurance Co.	4,107	295,006
	Arch Capital Group, Ltd. (a)	58,418	2,434,862
	Assurant, Inc.	25,187	939,475
	Assured Guaranty, Ltd.	158,191	2,154,561
	Axis Capital Holdings, Ltd.	91,486	3,194,691
	Everest Re Group, Ltd.	25,651	2,743,631
	Hartford Financial Services Group, Inc. (The)	142,533	2,770,842
	PartnerRe, Ltd.	45,353	3,368,821
	Principal Financial Group, Inc.	71,154	1,916,889
	ProAssurance Corp.	16,654	1,506,188
	Protective Life Corp.	4,566	119,675
	Reinsurance Group of America, Inc.	878	50,810
	RenaissanceRe Holdings, Ltd.	5,197	400,377
	StanCorp Financial Group, Inc.	44,668	1,395,428
	Validus Holdings, Ltd.	45,313	1,536,564
			29,446,210
	Internet & Catalog Retail 0.9%
	Expedia, Inc.	36,679	2,121,513
	Liberty Interactive Corp. (a)	133,915	2,477,428
			4,598,941
	Internet Software & Services 2.8%
	Akamai Technologies, Inc. (a)	97,113	3,715,543
	AOL, Inc. (a)	53,946	1,900,518
	Equinix, Inc. (a)	20,473	4,218,462
	IAC / InterActiveCorp	43,487	2,263,933
	VeriSign, Inc. (a)	58,230	2,835,219
			14,933,675
	IT Services 4.6%
	Alliance Data Systems Corp. (a)	24,615	3,494,099
	Booz Allen Hamilton Holding Corp.	66,685	923,587
	Broadridge Financial Solutions, Inc.	63,971	1,492,444
	Computer Sciences Corp.	62,663	2,018,375
	CoreLogic, Inc. (a)	125,291	3,323,970
	DST Systems, Inc.	11,441	647,103
	Fidelity National Information Services, Inc.	74,535	2,326,983
	Gartner, Inc. (a)	4,925	226,993
	Lender Processing Services, Inc.	112,394	3,134,669
	NeuStar, Inc. Class A (a)	79,459	3,180,744
	Teradata Corp. (a)	4,052	305,561
	Total System Services, Inc.	25,312	599,895
	Western Union Co. (The)	130,606	2,379,641
			24,054,064
	Life Sciences Tools & Services 0.6%
	Agilent Technologies, Inc.	58,990	2,268,165
	Charles River Laboratories International, Inc. (a)	11,385	450,846
	Covance, Inc. (a)	5,174	241,574
	Illumina, Inc. (a)	7,874	379,527
			3,340,112
	Machinery 1.7%
¤	Ingersoll-Rand PLC	96,208	4,312,043
	ITT Corp.	10,839	218,406
	Parker Hannifin Corp.	12,941	1,081,609
	Terex Corp. (a)	32,137	725,653
	Timken Co.	9,134	339,419
	Toro Co. (The)	55,127	2,192,952
	WABCO Holdings, Inc. (a)	3,191	184,025
			9,054,107
	Media 4.1%
	AMC Networks, Inc. Class A (a)	1,570	68,326
	Cablevision Systems Corp. Class A	61,386	972,968
	Charter Communications, Inc. Class A (a)	42,226	3,169,906
	Cinemark Holdings, Inc.	132,909	2,981,149
	DISH Network Corp. Class A	4,618	141,357
	Gannett Co., Inc.	201,079	3,569,152
	Interpublic Group of Cos., Inc. (The)	219,513	2,440,985
	Liberty Global, Inc. Class A (a)	1,317	80,008
	Omnicom Group, Inc.	20,242	1,043,678
	Regal Entertainment Group Class A	164,662	2,316,794
	Virgin Media, Inc.	133,448	3,928,709
	Washington Post Co. Class B	1,928	699,922
			21,412,954
	Metals & Mining 0.1%
	Steel Dynamics, Inc.	48,084	539,983
	United States Steel Corp.	6,051	115,393
			655,376
	Multi-Utilities 0.7%
	Ameren Corp.	2,773	90,594
	CenterPoint Energy, Inc.	62,363	1,328,332
	DTE Energy Co.	39,490	2,367,030
			3,785,956
	Multiline Retail 1.8%
	Big Lots, Inc. (a)	44,225	1,308,176
	Dillard’s, Inc. Class A	41,567	3,006,125
	Kohl’s Corp.	9,728	498,268
¤	Macy’s, Inc.	124,419	4,680,643
			9,493,212
	Oil, Gas & Consumable Fuels 4.3%
	HollyFrontier Corp.	96,366	3,977,025
¤	Marathon Petroleum Corp.	97,227	5,307,622
	Murphy Oil Corp.	56,636	3,040,787
	Sunoco, Inc.	13,910	651,405
	Tesoro Corp.	88,637	3,713,890
¤	Valero Energy Corp.	161,776	5,125,064
	WPX Energy, Inc. (a)	50,689	840,930
			22,656,723
	Paper & Forest Products 0.5%
	Domtar Corp.	32,641	2,555,464
	International Paper Co.	3,320	120,582
			2,676,046
	Personal Products 0.6%
	Nu Skin Enterprises, Inc. Class A	76,096	2,954,808

	Pharmaceuticals 1.5%
	Endo Health Solutions, Inc. (a)	76,737	2,434,098
	Forest Laboratories, Inc. (a)	73,023	2,600,349
	Warner Chilcott PLC Class A	210,436	2,840,886
			7,875,333
	Professional Services 0.7%
	Equifax, Inc.	32,584	1,517,763
	Robert Half International, Inc.	73,987	1,970,274
			3,488,037
	Real Estate Investment Trusts 5.7%
	American Capital Agency Corp.	43,440	1,502,590
	Annaly Capital Management, Inc.	3,065	51,615
	Boston Properties, Inc.	3,847	425,517
	CBL & Associates Properties, Inc.	150,551	3,212,758
	Chimera Investment Corp.	1,222,459	3,312,864
	CommonWealth REIT	29,750	433,160
	Digital Realty Trust, Inc.	40,227	2,809,856
	Essex Property Trust, Inc.	911	135,047
	Extra Space Storage, Inc.	35,113	1,167,507
	General Growth Properties, Inc.	54,211	1,056,030
	HCP, Inc.	49,447	2,199,402
	Health Care REIT, Inc.	17,409	1,005,370
	Hospitality Properties Trust	125,100	2,974,878
	Host Hotels & Resorts, Inc.	196,752	3,157,869
	Kimco Realty Corp.	24,908	504,885
	Mid-America Apartment Communities, Inc.	1,602	104,627
	Tanger Factory Outlet Centers, Inc.	16,339	528,240
	Taubman Centers, Inc.	13,200	1,012,836
	Ventas, Inc.	64,481	4,013,942
	Weyerhaeuser Co.	5,094	133,157
			29,742,150
	Real Estate Management & Development 0.1%
	Alexander & Baldwin, Inc. (a)	9,360	276,401

	Road & Rail 0.5%
	Con-way, Inc.	94,489	2,586,164

	Semiconductors & Semiconductor Equipment 1.5%
	Cypress Semiconductor Corp.	88,808	952,022
	KLA-Tencor Corp.	14,198	677,316
	Marvell Technology Group, Ltd.	33,943	310,579
	Micron Technology, Inc. (a)	324,919	1,944,640
	NVIDIA Corp. (a)	280,116	3,736,747
	ON Semiconductor Corp. (a)	10,990	67,808
			7,689,112
	Software 4.9%
	Activision Blizzard, Inc.	175,913	1,984,299
	Ariba, Inc. (a)	5,917	265,081
	Autodesk, Inc. (a)	48,726	1,625,987
	BMC Software, Inc. (a)	68,431	2,839,202
	CA, Inc.	97,830	2,520,590
	Cadence Design Systems, Inc. (a)	215,081	2,767,017
	Compuware Corp. (a)	209,967	2,080,773
	Intuit, Inc.	48,218	2,839,076
¤	Symantec Corp. (a)	244,474	4,400,532
	Synopsys, Inc. (a)	104,469	3,449,566
	Zynga, Inc. Class A (a)	301,911	857,427
			25,629,550
	Specialty Retail 6.3%
	Aaron’s, Inc.	31,433	874,152
	Advance Auto Parts, Inc.	15,383	1,052,813
	American Eagle Outfitters, Inc.	154,218	3,250,916
	Ascena Retail Group, Inc. (a)	87,796	1,883,224
	Bed Bath & Beyond, Inc. (a)	48,638	3,064,194
	Best Buy Co., Inc.	58,527	1,006,079
	Chico’s FAS, Inc.	181,612	3,288,993
	DSW, Inc. Class A	9,863	658,059
	Foot Locker, Inc.	99,209	3,521,920
	GameStop Corp. Class A	41,568	872,928
	Gap, Inc. (The)	77,198	2,762,144
	O’Reilly Automotive, Inc. (a)	31,780	2,657,444
	PetSmart, Inc.	54,631	3,768,446
	Ross Stores, Inc.	57,464	3,712,174
	Urban Outfitters, Inc. (a)	17,336	651,140
			33,024,626
	Textiles, Apparel & Luxury Goods 0.6%
	Carter’s, Inc. (a)	58,120	3,129,181

	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	33,082	263,333
	People’s United Financial, Inc.	31,379	380,941
			644,274
	Tobacco 0.7%
	Lorillard, Inc.	29,970	3,490,006

	Trading Companies & Distributors 0.1%
	WESCO International, Inc. (a)	5,377	307,564

	Wireless Telecommunication Services 1.9%
	MetroPCS Communications, Inc. (a)	206,176	2,414,321
¤	Sprint Nextel Corp. (a)	910,525	5,026,098
	Telephone & Data Systems, Inc.	96,663	2,475,539
	United States Cellular Corp. (a)	2,538	99,312
			10,015,270
	Total Common Stocks (Cost $452,136,568)		520,424,150

	Exchange Traded Funds 0.7% (b)
	S&P 500 Index – SPDR Trust Series 1	12,549	1,806,177
	S&P MidCap 400 Index – MidCap SPDR Trust Series 1	10,064	1,810,715
	Total Exchange Traded Funds (Cost $3,474,656)		3,616,892

	Rights 0.0%‡
	Internet & Catalog Retail 0.0%‡
	Liberty Ventures (a)	96	1,300
	Total Rights (Cost $975)		1,300

	Warrants 0.1%
	Oil, Gas & Consumable Fuels 0.1%
	Kinder Morgan, Inc. Strike Price $40.00 Expires 2/15/17 (a)	51,583	180,025
	Total Warrants (Cost $99,080)		180,025

		Principal Amount	Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $121,373 (Collateralized by a United States Treasury Note with a rate of 4.25% and a maturity date of 8/15/15, with a Principal Amount of $115,000 and a Market Value of $128,459)	$121,373	121,373
	Total Short-Term Investment (Cost $121,373)		121,373
	Total Investments (Cost $455,832,652) (c)	100.0%	524,343,740
	Other Assets, Less Liabilities	0.0 ‡	168,598
	Net Assets	100.0%	$524,512,338

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2012, cost is $464,429,834 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$72,650,983
Gross unrealized depreciation	(12,737,077)
Net unrealized appreciation	$59,913,906

The following abbreviation is used in the above portfolio:

SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$520,424,150	$—	$—	$520,424,150
Exchange Traded Funds	3,616,892	—	—	3,616,892
Rights	1,300	—	—	1,300
Warrants	180,025	—	—	180,025
Short-Term Investment
Repurchase Agreement	—	121,373	—	121,373
Total Investments in Securities	$524,222,367	$121,373	$—	$524,343,740

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 59.8%
MainStay 130/30 Core Fund Class I (a)	10,601,697	$89,584,340
MainStay 130/30 International Fund Class I (a)	3,486,205	22,939,231
MainStay Epoch Global Choice Fund Class I (a)	486,632	7,995,370
MainStay Epoch International Small Cap Fund Class I	58,390	1,058,026
MainStay Epoch U.S. All Cap Fund Class I (a)	1,079,077	26,901,400
MainStay ICAP Equity Fund Class I	1,013,670	40,617,766
MainStay ICAP International Fund Class I	613,949	17,528,236
MainStay MAP Fund Class I (a)	2,833,231	99,758,062
MainStay VP Common Stock Portfolio Initial Class	19,561	366,196
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)(b)	1,778,782	16,917,630
MainStay VP ICAP Select Equity Portfolio Initial Class	519,702	7,183,871
MainStay VP International Equity Portfolio Initial Class	664,847	8,133,899
MainStay VP Large Cap Growth Portfolio Initial Class (a)	5,801,976	99,378,756
MainStay VP Mid Cap Core Portfolio Initial Class	110,558	1,444,323
MainStay VP S&P 500 Index Portfolio Initial Class	387,660	11,451,628
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	3,886,043	41,136,643
MainStay VP U.S. Small Cap Portfolio Initial Class	419,189	4,095,169
Mainstay VP Van Eck Global Hard Assets Portfolio Initial Class (b)	52,085	474,165

Total Equity Funds (Cost $460,853,518)		496,964,711

Fixed Income Funds 40.2%
MainStay High Yield Opportunities Fund Class I	235,043	2,780,562
MainStay Intermediate Term Bond Fund Class I	2,978,245	33,028,740
MainStay VP Bond Portfolio Initial Class (a)	8,152,108	127,581,323
MainStay VP Cash Management Portfolio Initial Class	20,646,186	20,645,711
MainStay VP Convertible Portfolio Initial Class	370,319	4,435,048
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	4,355,527	46,165,313
MainStay VP Floating Rate Portfolio Initial Class (a)	8,717,508	80,959,600
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,754,259	18,444,477

Total Fixed Income Funds (Cost $321,832,867)		334,040,774

Total Investments (Cost $782,686,385) (c)	100.0%	831,005,485
Other Assets, Less Liabilities	0.0 ‡	319,458

Net Assets	100.0%	$831,324,943

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2012, cost is $787,370,924 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$48,438,635
Gross unrealized depreciation	(4,804,074)
Net unrealized appreciation	$43,634,561

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments (a)
Affiliated Investment Companies
Equity Funds	$496,964,711	$—	$—	$496,964,711
Fixed Income Funds	334,040,774	—	—	334,040,774
Total Investments	$831,005,485	$—	$—	$831,005,485

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 79.9%
MainStay 130/30 Core Fund Class I (a)	13,450,473	$113,656,495
MainStay 130/30 International Fund Class I (a)	7,988,010	52,561,108
MainStay Epoch Global Choice Fund Class I (a)	1,557,935	25,596,878
MainStay Epoch International Small Cap Fund Class I	229,426	4,157,192
MainStay Epoch U.S. All Cap Fund Class I (a)	1,486,063	37,047,545
MainStay ICAP Equity Fund Class I (a)	1,172,832	46,995,377
MainStay ICAP International Fund Class I (a)	1,423,883	40,651,872
MainStay MAP Fund Class I (a)	4,826,655	169,946,528
MainStay VP Common Stock Portfolio Initial Class	365,909	6,850,063
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)(b)	1,813,083	17,243,865
Mainstay VP Eagle Small Cap Growth Portfolio Initial Class (a)(b)	1,988,999	19,594,090
MainStay VP ICAP Select Equity Portfolio Initial Class	946,128	13,078,395
MainStay VP International Equity Portfolio Initial Class (a)	1,340,007	16,393,971
MainStay VP Large Cap Growth Portfolio Initial Class (a)	8,293,353	142,052,136
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,863,494	24,344,574
MainStay VP S&P 500 Index Portfolio Initial Class	547,868	16,184,231
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	6,605,782	69,927,086
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	5,632,402	55,024,448
Mainstay VP Van Eck Global Hard Assets Portfolio Initial Class (b)	810,414	7,377,740

Total Equity Funds (Cost $810,268,382)		878,683,594

Fixed Income Funds 20.1%
MainStay High Yield Opportunities Fund Class I	339,104	4,011,606
MainStay Intermediate Term Bond Fund Class I	2,190,549	24,293,190
MainStay VP Cash Management Portfolio Initial Class	21,266,821	21,266,332
MainStay VP Convertible Portfolio Initial Class	389,640	4,666,442
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	4,780,233	50,666,877
MainStay VP Floating Rate Portfolio Initial Class (a)	9,956,225	92,463,577
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,285,915	24,034,364

Total Fixed Income Funds (Cost $214,091,973)		221,402,388

Total Investments (Cost $1,024,360,355) (c)	100.0%	1,100,085,982
Other Assets, Less Liabilities	(0.0)	(219,027)

Net Assets	100.0%	$1,099,866,955

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2012, cost is $1,038,899,150 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$76,123,433
Gross unrealized depreciation	(14,936,601)
Net unrealized appreciation	$61,186,832

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments (a)
Affiliated Investment Companies
Equity Funds	$878,683,594	$—	$—	$878,683,594
Fixed Income Funds	221,402,388	—	—	221,402,388
Total Investments	$1,100,085,982	$—	$—	$1,100,085,982

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio
Portfolio of Investments ††† September 30, 2012 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 110.8%†
	Asset-Backed Securities 3.0%

	Home Equity 0.5%
	HSBC Home Equity Loan Trust Series 2006-2, Class A1 0.369%, due 3/20/36 (a)(b)		$2,001,076	$1,954,458

	Student Loans 2.5%
¤	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF11, Class A2D 0.557%, due 11/25/35 (a)(b)		2,570,803	2,429,712
	Series 2005-FF8, Class A2D 0.597%, due 9/25/35 (a)(b)		8,731,318	8,585,540
				11,015,252

	Total Asset-Backed Securities (Cost $12,234,419)			12,969,710

	Foreign Government Bonds 7.5%
	Australia 1.0%
	Australia Government Bond
	3.231%, due 9/20/25	A$	2,800,000	4,100,315
	4.00%, due 8/20/15		100,000	188,937
				4,289,252

	Canada 2.5%
¤	Canadian Government Bond
	1.50%, due 8/1/15	C$	4,600,000	4,723,855
	1.50%, due 12/1/44		1,366,456	1,838,218
	4.25%, due 12/1/21		2,925,240	4,239,946
				10,802,019

	Italy 1.1%
	Italy Buoni Poliennali Del Tesoro
	2.10%, due 9/15/16		€2,199,424	2,787,987
	2.10%, due 9/15/17		1,535,085	1,890,598
	2.35%, due 9/15/19		108,306	131,314
				4,809,899

	Mexico 1.2%
¤	Mexican Udibonos 2.00%, due 6/9/22	M$	61,488,947	5,084,827

	Spain 0.6%
	Instituto de Credito Oficial Series Reg S 1.978%, due 3/25/14 (a)		€2,000,000	2,475,520

	United Kingdom 1.1%
¤	United Kingdom Gilt Inflation Linked
	1.25%, due 11/22/17		£999,640	1,851,702
	1.875%, due 11/22/22		706,230	1,449,633
	Series Reg S 2.50%, due 7/26/16		300,000	1,662,311
				4,963,646

	Total Foreign Government Bonds (Cost $31,979,919)			32,425,163

	Mortgage-Backed Securities 3.4%
	Agency Collateral (Collateralized Mortgage Obligation) 0.3%
	Federal Home Loan Mortgage Corporation Strips (Collateralized Mortgage Obligations) Series 278, Class F1 0.691%, due 9/15/42 (a)(c)		$1,400,000	1,405,960

	Whole Loan Collateral (Collateralized Mortgage Obligations) 3.1%
¤	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (d)		9,866,297	9,738,035
	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 2.955%, due 1/25/35 (e)		3,470,699	3,453,137
				13,191,172

	Total Mortgage-Backed Securities (Cost $14,321,418)			14,597,132

	U.S. Government & Federal Agencies 94.7%
	Federal Home Loan Mortgage Corp. 1.1%
	2.00%, due 3/14/19		2,600,000	2,616,822
	2.50%, due 10/2/19		2,100,000	2,177,603
				4,794,425
¤	Federal National Mortgage Association 1.3%
	2.70%, due 3/28/22		5,400,000	5,470,368

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.2%
	1.348%, due 6/1/43 (a)		1,030,933	1,046,360
	2.492%, due 11/1/34 (a)		1,812,012	1,944,769
	4.502%, due 12/1/36 (a)		2,044,241	2,169,382
				5,160,511

¤	United States Treasury Inflation - Indexed Bonds 31.4%
	0.75%, due 2/15/42 (f)		6,189,260	6,724,532
	1.75%, due 1/15/28 (f)		27,359,500	35,424,150
	2.00%, due 1/15/26 (f)		28,878,500	37,943,634
	2.125%, due 2/15/41 (f)		1,256,316	1,845,508
	2.375%, due 1/15/25 (f)		32,475,210	44,080,032
	2.50%, due 1/15/29 (f)		2,456,078	3,513,152
	3.625%, due 4/15/28 (f)		4,252,530	6,749,896
				136,280,904

¤	United States Treasury Inflation - Indexed Notes 59.7%
	0.125%, due 4/15/16 (f)		27,005,680	28,619,701
	0.125%, due 4/15/17		13,417,705	14,454,437
	0.125%, due 1/15/22		29,460,840	32,158,333
	0.125%, due 7/15/22 (f)		44,662,027	48,803,715
	0.50%, due 4/15/15 (f)		26,871,676	28,232,055
	0.625%, due 7/15/21 (f)		4,577,580	5,240,258
	1.125%, due 1/15/21 (f)		49,447,212	58,536,994
	1.25%, due 4/15/14 (f)		1,841,661	1,914,753
	1.25%, due 7/15/20 (f)		2,102,560	2,513,709
	1.625%, due 1/15/15 (f)		4,802,800	5,147,627
	1.875%, due 7/15/13 (f)		17,601,030	18,119,433
	1.875%, due 7/15/15 (f)		825,090	907,535
	2.00%, due 1/15/14 (f)		372,240	388,642
	2.00%, due 7/15/14 (f)		9,243,880	9,859,171
	2.00%, due 1/15/16 (f)		2,079,252	2,330,713
	2.625%, due 7/15/17 (f)		1,769,936	2,138,718
				259,365,794

	Total U.S. Government & Federal Agencies (Cost $397,807,201)			411,072,002

	Yankee Bonds 2.2% (g)
	Banks 2.2%
	Achmea Hypotheekbank N.V. 3.20%, due 11/3/14 (d)		3,465,000	3,633,018
¤	Dexia Credit Local S.A. 0.927%, due 4/29/14 (a)(d)		6,000,000	5,904,600
	Total Yankee Bonds (Cost $9,297,770)			9,537,618

	Total Long-Term Bonds (Cost $465,640,727)			480,601,625

	Short-Term Investments 57.8%
	Other Commercial Paper 2.0%
	Dexia Credit Local S.A. (zero coupon), due 9/20/13 (h)		3,200,000	3,200,000
	Santander Commercial Paper S.A. 4.418%, due 4/2/13 (h)		2,200,000	2,175,531
	Standard Chartered Bank 1.929%, due 10/1/13 (h)		3,600,000	3,565,420

	Total Other Commercial Paper (Cost $8,940,951)			8,940,951

	Repurchase Agreements 55.7%
	Barclays Capital, Inc. 0.25%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $6,600,138 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 7/15/22, with a Principal Amount of $6,143,309 and a Market Value of $6,722,605)		6,600,000	6,600,000
	Credit Suisse Securities LLC 0.28%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $43,301,010 (Collateralized by United States Treasury Notes with rates between 0.25% and 3.125% and maturity dates between 2/28/14 and 1/31/17, with a Principal Amount of $40,399,000 and a Market Value of $44,140,344)		43,300,000	43,300,000
	Goldman Sachs & Co. 0.21%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $4,100,072 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 4.50% and a maturity date of 10/1/41, with a Principal Amount of $3,928,807 and a Market Value of $4,238,552)		4,100,000	4,100,000
	JPMorgan Chase Bank 0.26%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $98,102,126 (Collateralized by United States Treasury Notes with a rate of 1.25% and maturity dates between 3/15/14 and 8/31/15, with a Principal Amount of $97,444,500 and a Market Value of $100,039,483)		98,100,000	98,100,000
	JPMorgan Chase Bank 0.28%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $2,200,051 (Collateralized by a Federal National Mortgage Association security with a rate of 0.625% and a maturity date of 9/4/15, with a Principal Amount of $2,246,000 and a Market Value of $2,247,774)		2,200,000	2,200,000
	RBS Securities, Inc. 0.27%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $43,300,974 (Collateralized by a Federal National Mortgage Association security with a rate of 4.125% and a maturity date of 4/15/14, with a Principal Amount of $41,010,000 and a Market Value of $43,456,739)		43,300,000	43,300,000
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $1,175,766 (Collateralized by a United States Treasury Note with a rate of 2.38% and a maturity date of 9/30/14, with a Principal Amount of $1,140,000 and a Market Value of $1,201,275)		1,175,765	1,175,765
	UBS Securities LLC 0.26%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $43,300,938 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 6/30/16, with a Principal Amount of $42,314,800 and a Market Value of $44,007,392)		43,300,000	43,300,000

	Total Repurchase Agreements (Cost $242,075,765)			242,075,765

	U.S. Government 0.1%
	United States Treasury Bills
	0.133%, due 3/14/13 (h)		270,000	269,838
	0.152%, due 5/2/13 (h)		238,000	237,788

	Total U.S. Government (Cost $507,640)			507,626

	Total Short-Term Investments (Cost $251,524,356)			251,524,342

	Total Investments (Cost $716,734,910) (k)		168.6%	732,125,967
	Other Assets, Less Liabilities		(68.6)	(297,913,873)

	Net Assets		100.0%	$434,212,094

			Contracts Long	Unrealized Appreciation (Depreciation) (j)
	Futures Contracts 0.0% ‡
	90 - Day Eurodollar March 2016 (i)		112	$30,228
	10 Year United States Treasury Note December 2012 (i)		22	19,275

	Total Futures Contracts (Settlement Value $30,651,056)			$49,503

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of September 30, 2012.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of September 30, 2012 is $12,969,710, which represents 3.0% of the Portfolio's net assets.
(c)	Fair valued security. The total market value of this security as of September 30, 2012 is $1,405,960, which represents 0.3% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2012.
(f)	Delayed delivery security.
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	At September 30, 2012, cash in the amount of $33,000 is on deposit with broker for futures transactions.
(j)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2012.
(k)	As of September 30, 2012, cost is $716,734,910 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$15,767,752
Gross unrealized depreciation	(376,695)
Net unrealized appreciation	$15,391,057

The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
€	-Euro
A$	-Australian Dollar
C$	-Canadian Dollar
M$	-Mexican Peso

As of September 30, 2012, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Australian Dollar vs. U.S. Dollar	10/11/12	Credit Suisse International	AUD	324,000	USD	328,886	USD	6,962
Australian Dollar vs. U.S. Dollar	10/11/12	JPMorgan Chase Bank	AUD	5,806,000		6,022,994		(4,688)
Euro vs. U.S. Dollar	10/1/12	HSBC Bank USA	EUR	100,713		129,996		(575)
Euro vs. U.S. Dollar	12/17/12	JPMorgan Chase Bank	EUR	100,000		128,712		(103)
Pound Sterling vs. U.S. Dollar	12/12/12	JPMorgan Chase Bank	GBP	332,000		529,004		7,000
Foreign Currency Sales Contracts				Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	10/11/12	JPMorgan Chase Bank	AUD	10,079,000	USD	10,396,489	USD	(51,066)
Canadian Dollar vs. U.S. Dollar	12/20/12	Credit Suisse International	CAD	10,704,000		10,963,843		95,271
Euro vs. U.S. Dollar	12/17/12	Credit Suisse International	EUR	4,343,000		5,612,978		27,476
Euro vs. U.S. Dollar	10/1/12	JPMorgan Chase Bank	EUR	100,000		128,606		101
Euro vs. U.S. Dollar	12/17/12	JPMorgan Chase Bank	EUR	1,471,000		1,915,822		23,978
Mexican Peso vs. U.S. Dollar	12/3/12	Credit Suisse International	MXN	64,083,070		4,842,305		(105,812)
Pound Sterling vs. U.S. Dollar	12/12/12	Credit Suisse International	GBP	930,000		1,477,832		(23,624)
Pound Sterling vs. U.S. Dollar	12/12/12	JPMorgan Chase Bank	GBP	2,532,000		4,103,546		15,710
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(9,370)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$12,969,710	$—	$12,969,710
Foreign Government Bonds	—	32,425,163	—	32,425,163
Mortgage-Backed Securities (b)	—	13,191,172	1,405,960	14,597,132
U.S. Government & Federal Agencies	—	411,072,002	—	411,072,002
Yankee Bonds	—	9,537,618	—	9,537,618
Total Long-Term Bonds	—	479,195,665	1,405,960	480,601,625
Short-Term Investments
Other Commercial Paper	—	8,940,951	—	8,940,951
Repurchase Agreements	—	242,075,765	—	242,075,765
U.S. Government	—	507,626	—	507,626
Total Short-Term Investments	—	251,524,342	—	251,524,342
Total Investments in Securities	—	730,720,007	1,405,960	732,125,967
Other Financial Instruments
Futures Contracts Long (c)	49,503	—	—	49,503
Foreign Currency Forward Contracts (c)	—	176,498	—	176,498
Total Other Financial Instruments	49,503	176,498	—	226,001
Total Investments in Securities and Other Financial Instruments	$49,503	$730,896,505	$1,405,960	$732,351,968

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(185,868)	$—	$(185,868)
Interest Rate Swaptions	(50,155)	—	—	(50,155)
Total Other Financial Instruments	$(50,155)	$(185,868)	$—	$(236,023)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 security valued at $1,405,960 is held in Agency Collateral (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 17, 2012 (a)	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2012
Long-Term Bonds
Mortgage-Backed Securities
Agency Collateral (Collateralized Mortgage Obligations)	$-	$(2)	$-	$(163)	$1,406,125	$-	$-	$-	$1,405,960	$(163)
Total	$-	$(2)	$-	$(163)	$1,406,125	$-	$-	$-	$1,405,960	$(163)

(a) Inception date.

As of September 30, 2012, the Portfolio held the following foreign currencies:

		Currency			Cost		Value
Australian Dollar	AUD	1,900		USD	1,985	USD	1,971
Canadian Dollar	CAD	44			45		45
Euro	EUR	(1,316	)(a)		(1,693)		(1,691)
Pound Sterling	GBP	605			982		976
Total				USD	1,319	USD	1,301

(a) Currency was overdrawn as of September 30, 2012.

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value

Put - OTC 5 - Year	Credit Suisse	3-Month-USD-LIBOR	Pay	1.40%	3/18/2013	$(13,800,000)	$(35,190)	$(18,625)
Interest Rate Swap
Call - OTC 5 - Year	Credit Suisse	3-Month-USD-LIBOR	Receive	0.75%	3/18/2013	$(13,800,000)	(30,360)	(31,530)
Interest Rate Swap
							$(65,550)	$(50,155)

MainStay VP S&P 500 Index Portfolio
Portfolio of Investments ††† September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 93.1% †
	Aerospace & Defense 2.1%
	Boeing Co. (The)	48,449	$3,373,019
	General Dynamics Corp.	23,745	1,570,019
	Honeywell International, Inc.	55,892	3,339,547
	L-3 Communications Holdings, Inc.	6,914	495,803
	Lockheed Martin Corp.	19,280	1,800,366
	Northrop Grumman Corp.	17,701	1,175,877
	Precision Castparts Corp.	10,408	1,700,043
	Raytheon Co.	23,774	1,358,922
	Rockwell Collins, Inc.	10,179	546,002
	Textron, Inc.	20,117	526,462
	United Technologies Corp.	60,065	4,702,489
			20,588,549
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	11,562	676,955
	Expeditors International of Washington, Inc.	15,076	548,163
	FedEx Corp.	20,910	1,769,404
	United Parcel Service, Inc. Class B	51,471	3,683,780
			6,678,302
	Airlines 0.0%‡
	Southwest Airlines Co.	53,207	466,625

	Auto Components 0.2%
	BorgWarner, Inc. (a)	8,194	566,287
	Goodyear Tire & Rubber Co. (The) (a)	17,524	213,618
	Johnson Controls, Inc.	48,971	1,341,805
			2,121,710
	Automobiles 0.3%
	Ford Motor Co.	273,097	2,692,736
	Harley-Davidson, Inc.	16,319	691,436
			3,384,172
	Beverages 2.3%
	Beam, Inc.	11,340	652,504
	Brown-Forman Corp. Class B	10,844	707,571
	Coca-Cola Co. (The)	277,226	10,515,182
	Coca-Cola Enterprises, Inc.	19,822	619,834
	Constellation Brands, Inc. Class A (a)	10,540	340,969
	Dr. Pepper Snapple Group, Inc.	15,077	671,379
	Molson Coors Brewing Co. Class B	11,143	501,992
	Monster Beverage Corp. (a)	10,991	595,272
	PepsiCo., Inc.	111,436	7,886,326
			22,491,029
	Biotechnology 1.5%
	Alexion Pharmaceuticals, Inc. (a)	13,824	1,581,466
	Amgen, Inc.	55,190	4,653,621
	Biogen Idec, Inc. (a)	16,923	2,525,419
	Celgene Corp. (a)	30,892	2,360,149
	Gilead Sciences, Inc. (a)	54,173	3,593,295
			14,713,950
	Building Products 0.0%‡
	Masco Corp.	25,570	384,829

	Capital Markets 1.7%
	Ameriprise Financial, Inc.	15,089	855,395
	Bank of New York Mellon Corp. (The)	84,586	1,913,335
	BlackRock, Inc.	9,162	1,633,585
	Charles Schwab Corp. (The)	78,459	1,003,491
	E*TRADE Financial Corp. (a)	18,386	161,981
	Federated Investors, Inc. Class B	6,710	138,830
	Franklin Resources, Inc.	9,895	1,237,568
	Goldman Sachs Group, Inc. (The)	32,268	3,668,226
	Invesco, Ltd.	31,880	796,681
	Legg Mason, Inc.	8,607	212,421
	Morgan Stanley	99,018	1,657,561
	Northern Trust Corp.	15,672	727,416
	State Street Corp.	34,306	1,439,480
	T. Rowe Price Group, Inc.	18,175	1,150,477
			16,596,447
	Chemicals 2.2%
	Air Products & Chemicals, Inc.	15,159	1,253,649
	Airgas, Inc.	4,965	408,620
	CF Industries Holdings, Inc.	4,489	997,635
	Dow Chemical Co. (The)	85,789	2,484,449
	E.I. du Pont de Nemours & Co.	66,618	3,348,887
	Eastman Chemical Co.	10,950	624,260
	Ecolab, Inc.	18,851	1,221,733
	FMC Corp.	9,833	544,552
	International Flavors & Fragrances, Inc.	5,834	347,590
	LyondellBasell Industries, N.V., Class A	24,290	1,254,821
	Monsanto Co.	38,161	3,473,414
	Mosaic Co. (The)	19,802	1,140,793
	PPG Industries, Inc.	10,933	1,255,546
	Praxair, Inc.	21,350	2,217,838
	Sherwin-Williams Co. (The)	6,100	908,351
	Sigma-Aldrich Corp.	8,647	622,325
			22,104,463
	Commercial Banks 2.7%
	BB&T Corp.	50,060	1,659,990
	Comerica, Inc.	13,855	430,198
	Fifth Third Bancorp	65,798	1,020,527
	First Horizon National Corp.	17,816	171,568
	Huntington Bancshares, Inc.	61,465	424,109
	KeyCorp	67,556	590,439
	M&T Bank Corp.	8,618	820,089
	PNC Financial Services Group, Inc.	37,908	2,391,995
	Regions Financial Corp.	101,201	729,659
	SunTrust Banks, Inc.	38,558	1,090,035
	U.S. Bancorp	135,711	4,654,887
	Wells Fargo & Co.	351,750	12,145,927
	Zions Bancorp.	13,186	272,357
			26,401,780
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	7,265	231,172
	Cintas Corp.	7,701	319,206
	Iron Mountain, Inc.	10,815	368,900
	Pitney Bowes, Inc.	14,367	198,552
	R.R. Donnelley & Sons Co.	12,910	136,846
	Republic Services, Inc.	21,447	590,007
	Stericycle, Inc. (a)	6,133	555,159
	Tyco International, Ltd.	32,929	1,852,586
	Waste Management, Inc.	31,201	1,000,928
			5,253,356
	Communications Equipment 1.8%
	Cisco Systems, Inc.	378,790	7,231,101
	F5 Networks, Inc. (a)	5,659	592,497
	Harris Corp.	8,108	415,292
	JDS Uniphase Corp. (a)	16,606	205,665
	Juniper Networks, Inc. (a)	37,706	645,150
	Motorola Solutions, Inc.	20,501	1,036,326
	QUALCOMM, Inc.	121,967	7,621,718
			17,747,749
	Computers & Peripherals 5.6%
¤	Apple, Inc.	67,122	44,787,826
	Dell, Inc.	104,332	1,028,714
	EMC Corp. (a)	150,277	4,098,054
	Hewlett-Packard Co.	140,785	2,401,792
	Lexmark International, Inc. Class A	3,222	71,689
	NetApp, Inc. (a)	26,015	855,373
	SanDisk Corp. (a)	17,296	751,165
	Seagate Technology PLC	25,317	784,827
	Western Digital Corp.	15,934	617,124
			55,396,564
	Construction & Engineering 0.1%
	Fluor Corp.	11,956	672,883
	Jacobs Engineering Group, Inc. (a)	9,290	375,595
	Quanta Services, Inc. (a)	15,261	376,947
			1,425,425
	Construction Materials 0.0%‡
	Vulcan Materials Co.	9,265	438,235

	Consumer Finance 0.8%
	American Express Co.	70,621	4,015,510
	Capital One Financial Corp.	41,602	2,371,730
	Discover Financial Services	36,870	1,464,845
	SLM Corp.	33,611	528,365
			8,380,450
	Containers & Packaging 0.1%
	Ball Corp.	11,079	468,752
	Bemis Co., Inc.	7,395	232,721
	Owens-Illinois, Inc. (a)	11,820	221,743
	Sealed Air Corp.	12,512	193,436
			1,116,652
	Distributors 0.1%
	Genuine Parts Co.	11,106	677,799

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	7,225	209,886
	DeVry, Inc.	2,644	60,178
	H&R Block, Inc.	19,413	336,427
			606,491
	Diversified Financial Services 2.8%
	Bank of America Corp.	771,673	6,813,873
	Citigroup, Inc.	209,978	6,870,480
	CME Group, Inc.	21,905	1,255,156
	IntercontinentalExchange, Inc. (a)	5,210	695,066
	JPMorgan Chase & Co.	272,006	11,010,803
	Leucadia National Corp.	14,186	322,732
	Moody's Corp.	13,848	611,666
	NASDAQ OMX Group, Inc. (The)	8,485	197,658
	NYSE Euronext	17,615	434,210
			28,211,644
	Diversified Telecommunication Services 2.8%
¤	AT&T, Inc.	413,084	15,573,267
	CenturyLink, Inc.	44,584	1,801,194
	Frontier Communications Corp.	71,498	350,340
	Verizon Communications, Inc.	203,991	9,295,870
	Windstream Corp.	42,103	425,661
			27,446,332
	Electric Utilities 1.9%
	American Electric Power Co., Inc.	34,721	1,525,641
	Duke Energy Corp.	50,418	3,267,086
	Edison International	23,329	1,065,902
	Entergy Corp.	12,697	879,902
	Exelon Corp.	61,119	2,174,614
	FirstEnergy Corp.	29,946	1,320,619
	NextEra Energy, Inc.	30,271	2,128,959
	Northeast Utilities	22,470	859,028
	Pepco Holdings, Inc.	16,389	309,752
	Pinnacle West Capital Corp.	7,844	414,163
	PPL Corp.	41,583	1,207,986
	Southern Co.	62,639	2,887,032
	Xcel Energy, Inc.	34,911	967,384
			19,008,068
	Electrical Equipment 0.5%
	Cooper Industries PLC	11,448	859,287
	Emerson Electric Co.	52,079	2,513,853
	Rockwell Automation, Inc.	10,107	702,942
	Roper Industries, Inc.	7,004	769,670
			4,845,752
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	11,527	678,710
	Corning, Inc.	106,620	1,402,053
	FLIR Systems, Inc.	10,816	216,050
	Jabil Circuit, Inc.	13,389	250,642
	Molex, Inc.	9,859	259,094
	TE Connectivity, Ltd.	30,633	1,041,828
			3,848,377
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	31,474	1,423,569
	Cameron International Corp. (a)	17,634	988,738
	Diamond Offshore Drilling, Inc.	4,978	327,602
	Ensco PLC Class A	16,615	906,514
	FMC Technologies, Inc. (a)	17,069	790,295
	Halliburton Co.	66,431	2,238,060
	Helmerich & Payne, Inc.	7,568	360,313
	Nabors Industries, Ltd. (a)	20,793	291,726
	National-Oilwell Varco, Inc.	30,534	2,446,079
	Noble Corp.	18,087	647,153
	Rowan Cos. PLC (a)	8,893	300,317
	Schlumberger, Ltd.	95,021	6,872,869
			17,593,235
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	30,958	3,099,670
	CVS Caremark Corp.	91,097	4,410,917
	Kroger Co. (The)	39,001	918,083
	Safeway, Inc.	17,149	275,927
	Sysco Corp.	42,003	1,313,434
	Wal-Mart Stores, Inc.	120,346	8,881,535
	Walgreen Co.	61,371	2,236,359
	Whole Foods Market, Inc.	12,297	1,197,728
			22,333,653
	Food Products 1.6%
	Archer-Daniels-Midland Co.	47,159	1,281,782
	Campbell Soup Co.	12,897	449,074
	ConAgra Foods, Inc.	29,076	802,207
	Dean Foods Co. (a)	13,235	216,392
	General Mills, Inc.	46,420	1,849,837
	H.J. Heinz Co.	22,930	1,282,933
	Hershey Co. (The)	10,859	769,795
	Hormel Foods Corp.	9,600	280,704
	J.M. Smucker Co. (The)	7,837	676,568
	Kellogg Co.	17,675	913,090
	Kraft Foods, Inc. Class A	127,072	5,254,427
	McCormick & Co., Inc.	9,497	589,194
	Mead Johnson Nutrition Co.	14,590	1,069,155
	Tyson Foods, Inc. Class A	20,733	332,143
			15,767,301
	Gas Utilities 0.1%
	AGL Resources, Inc.	8,415	344,257
	ONEOK, Inc.	14,683	709,336
			1,053,593
	Health Care Equipment & Supplies 1.7%
	Baxter International, Inc.	39,184	2,361,228
	Becton, Dickinson & Co.	14,289	1,122,544
	Boston Scientific Corp. (a)	101,605	583,213
	C.R. Bard, Inc.	5,582	584,156
	CareFusion Corp. (a)	15,890	451,117
	Covidien PLC	34,377	2,042,681
	DENTSPLY International, Inc.	10,152	387,197
	Edwards Lifesciences Corp. (a)	8,286	889,668
	Intuitive Surgical, Inc. (a)	2,859	1,417,006
	Medtronic, Inc.	73,046	3,149,743
	St. Jude Medical, Inc.	22,482	947,167
	Stryker Corp.	20,703	1,152,329
	Varian Medical Systems, Inc. (a)	7,928	478,217
	Zimmer Holdings, Inc.	12,509	845,859
			16,412,125
	Health Care Providers & Services 1.8%
	Aetna, Inc.	23,930	947,628
	AmerisourceBergen Corp.	18,018	697,477
	Cardinal Health, Inc.	24,423	951,764
	CIGNA Corp.	20,648	973,966
	Coventry Health Care, Inc.	9,584	399,557
	DaVita, Inc. (a)	6,096	631,607
	Express Scripts Holding Co. (a)	58,053	3,638,181
	Humana, Inc.	11,579	812,267
	Laboratory Corporation of America Holdings (a)	6,867	634,991
	McKesson Corp.	16,899	1,453,821
	Patterson Cos., Inc.	6,084	208,316
	Quest Diagnostics, Inc.	11,367	721,009
	Tenet Healthcare Corp. (a)	29,840	187,097
	UnitedHealth Group, Inc.	73,946	4,097,348
	WellPoint, Inc.	23,285	1,350,763
			17,705,792
	Health Care Technology 0.1%
	Cerner Corp. (a)	10,418	806,457

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	32,019	1,166,772
	Chipotle Mexican Grill, Inc. (a)	2,269	720,498
	Darden Restaurants, Inc.	9,182	511,897
	International Game Technology	19,125	250,346
	Marriott International, Inc. Class A	18,027	704,856
	McDonald's Corp.	72,208	6,625,084
	Starbucks Corp.	54,419	2,761,764
	Starwood Hotels & Resorts Worldwide, Inc.	14,068	815,381
	Wyndham Worldwide Corp.	10,181	534,299
	Wynn Resorts, Ltd.	5,686	656,392
	Yum! Brands, Inc.	32,641	2,165,404
			16,912,693
	Household Durables 0.3%
	D.R. Horton, Inc.	19,891	410,550
	Harman International Industries, Inc.	4,809	221,984
	Leggett & Platt, Inc.	10,067	252,178
	Lennar Corp. Class A	11,658	405,349
	Newell Rubbermaid, Inc.	20,679	394,762
	PulteGroup, Inc. (a)	24,181	374,806
	Whirlpool Corp.	5,553	460,399
			2,520,028
	Household Products 2.0%
	Clorox Co. (The)	9,281	668,696
	Colgate-Palmolive Co.	31,915	3,421,927
	Kimberly-Clark Corp.	28,276	2,425,515
¤	Procter & Gamble Co. (The)	197,217	13,678,971
			20,195,109
	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The) (a)	44,454	487,660
	NRG Energy, Inc.	16,315	348,978
			836,638
	Industrial Conglomerates 2.4%
	3M Co.	45,541	4,208,899
	Danaher Corp.	41,824	2,306,594
¤	General Electric Co.	756,056	17,170,032
			23,685,525
	Insurance 3.5%
	ACE, Ltd.	24,280	1,835,568
	Aflac, Inc.	33,530	1,605,416
	Allstate Corp. (The)	34,723	1,375,378
	American International Group, Inc. (a)	83,509	2,738,260
	Aon PLC	23,086	1,207,167
	Assurant, Inc.	5,806	216,564
	Berkshire Hathaway, Inc. Class B (a)	131,310	11,581,542
	Chubb Corp. (The)	19,036	1,452,066
	Cincinnati Financial Corp.	10,474	396,860
	Genworth Financial, Inc. Class A (a)	35,203	184,112
	Hartford Financial Services Group, Inc. (The)	31,206	606,645
	Lincoln National Corp.	19,990	483,558
	Loews Corp.	22,378	923,316
	Marsh & McLennan Cos., Inc.	38,967	1,322,150
	MetLife, Inc.	76,061	2,621,062
	Principal Financial Group, Inc.	19,864	535,136
	Progressive Corp. (The)	40,129	832,276
	Prudential Financial, Inc.	33,367	1,818,835
	Torchmark Corp.	6,831	350,772
	Travelers Cos., Inc. (The)	27,593	1,883,498
	Unum Group	20,059	385,534
	XL Group PLC	21,890	526,017
			34,881,732
	Internet & Catalog Retail 1.0%
	Amazon.com, Inc. (a)	25,896	6,585,871
	Expedia, Inc.	6,707	387,933
	Netflix, Inc. (a)	3,976	216,453
	Priceline.com, Inc. (a)	3,568	2,207,628
	TripAdvisor, Inc. (a)	7,847	258,402
			9,656,287
	Internet Software & Services 2.1%
	Akamai Technologies, Inc. (a)	12,696	485,749
	eBay, Inc. (a)	83,047	4,020,305
¤	Google, Inc. Class A (a)	18,968	14,311,356
	VeriSign, Inc. (a)	11,198	545,231
	Yahoo!, Inc. (a)	74,645	1,192,454
			20,555,095
	IT Services 3.6%
	Accenture PLC Class A	45,454	3,183,144
	Automatic Data Processing, Inc.	34,693	2,035,091
	Cognizant Technology Solutions Corp. Class A (a)	21,378	1,494,750
	Computer Sciences Corp.	11,122	358,240
	Fidelity National Information Services, Inc.	17,931	559,806
	Fiserv, Inc. (a)	9,715	719,201
¤	International Business Machines Corp.	76,918	15,956,639
	MasterCard, Inc. Class A	7,685	3,469,624
	Paychex, Inc.	23,118	769,598
	SAIC, Inc.	20,315	244,593
	Teradata Corp. (a)	12,072	910,349
	Total System Services, Inc.	11,581	274,470
	Visa, Inc. Class A	37,426	5,025,563
	Western Union Co. (The)	43,134	785,901
			35,786,969
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	8,299	316,773
	Mattel, Inc.	24,412	866,138
			1,182,911
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	24,950	959,327
	Life Technologies Corp. (a)	12,552	613,542
	PerkinElmer, Inc.	8,168	240,711
	Thermo Fisher Scientific, Inc.	26,175	1,539,875
	Waters Corp. (a)	6,278	523,146
			3,876,601
	Machinery 1.7%
	Caterpillar, Inc.	46,777	4,024,693
	Cummins, Inc.	12,680	1,169,223
	Deere & Co.	28,045	2,313,432
	Dover Corp.	13,090	778,724
	Eaton Corp.	24,174	1,142,463
	Flowserve Corp.	3,661	467,656
	Illinois Tool Works, Inc.	30,884	1,836,671
	Ingersoll-Rand PLC	20,527	920,020
	Joy Global, Inc.	7,581	424,991
	PACCAR, Inc.	25,312	1,013,113
	Pall Corp.	8,321	528,300
	Parker Hannifin Corp.	10,701	894,390
	Pentair, Ltd.	7,107	314,485
	Snap-On, Inc.	4,164	299,267
	Stanley Black & Decker, Inc.	12,039	917,974
	Xylem, Inc.	13,289	334,218
			17,379,620
	Media 3.3%
	Cablevision Systems Corp. Class A	15,451	244,898
	CBS Corp. Class B	42,621	1,548,421
	Comcast Corp. Class A	191,600	6,853,532
	DIRECTV (a)	44,957	2,358,444
	Discovery Communications, Inc. Class A (a)	17,697	1,055,272
	Gannett Co., Inc.	16,571	294,135
	Interpublic Group of Cos., Inc. (The)	31,300	348,056
	McGraw-Hill Cos., Inc. (The)	20,063	1,095,239
	News Corp. Class A	145,779	3,575,959
	Omnicom Group, Inc.	19,019	980,620
	Scripps Networks Interactive Class A	6,188	378,891
	Time Warner Cable, Inc.	21,937	2,085,331
	Time Warner, Inc.	67,947	3,080,038
	Viacom, Inc. Class B	33,899	1,816,647
	Walt Disney Co. (The)	128,477	6,716,778
	Washington Post Co. Class B	325	117,985
			32,550,246
	Metals & Mining 0.7%
	Alcoa, Inc.	76,394	676,087
	Allegheny Technologies, Inc.	7,674	244,801
	Cliffs Natural Resources, Inc.	10,203	399,243
	Freeport-McMoRan Copper & Gold, Inc.	67,970	2,690,253
	Newmont Mining Corp.	35,527	1,989,867
	Nucor Corp.	22,731	869,688
	Titanium Metals Corp.	5,265	67,550
	United States Steel Corp.	10,331	197,012
			7,134,501
	Multi-Utilities 1.2%
	Ameren Corp.	17,374	567,608
	CenterPoint Energy, Inc.	30,603	651,844
	CMS Energy Corp.	18,974	446,838
	Consolidated Edison, Inc.	20,972	1,256,013
	Dominion Resources, Inc.	41,054	2,173,399
	DTE Energy Co.	12,298	737,142
	Integrys Energy Group, Inc.	5,579	291,224
	NiSource, Inc.	20,400	519,792
	PG&E Corp.	30,536	1,302,971
	Public Service Enterprise Group, Inc.	36,227	1,165,785
	SCANA Corp.	9,402	453,834
	Sempra Energy	16,095	1,037,966
	TECO Energy, Inc.	14,578	258,614
	Wisconsin Energy Corp.	16,501	621,593
			11,484,623
	Multiline Retail 0.7%
	Big Lots, Inc. (a)	4,265	126,159
	Dollar Tree, Inc. (a)	16,492	796,151
	Family Dollar Stores, Inc.	6,945	460,453
	J.C. Penney Co., Inc.	10,197	247,685
	Kohl's Corp.	15,448	791,247
	Macy's, Inc.	28,822	1,084,284
	Nordstrom, Inc.	10,938	603,559
	Target Corp.	46,892	2,976,235
			7,085,773
	Office Electronics 0.1%
	Xerox Corp.	93,601	687,031

	Oil, Gas & Consumable Fuels 8.7%
	Alpha Natural Resources, Inc. (a)	10,098	66,344
	Anadarko Petroleum Corp.	35,779	2,501,668
	Apache Corp.	28,013	2,422,284
	Cabot Oil & Gas Corp.	15,036	675,116
	Chesapeake Energy Corp.	37,164	701,285
¤	Chevron Corp.	140,497	16,376,330
	ConocoPhillips	86,967	4,972,773
	CONSOL Energy, Inc.	16,299	489,785
	Denbury Resources, Inc. (a)	28,011	452,658
	Devon Energy Corp.	26,936	1,629,628
	EOG Resources, Inc.	19,335	2,166,487
	EQT Corp.	10,712	632,008
¤	ExxonMobil Corp.	330,520	30,226,054
	Hess Corp.	21,275	1,142,893
	Kinder Morgan, Inc.	40,847	1,450,885
	Marathon Oil Corp.	50,481	1,492,723
	Marathon Petroleum Corp.	24,223	1,322,334
	Murphy Oil Corp.	13,214	709,460
	Newfield Exploration Co. (a)	9,665	302,708
	Noble Energy, Inc.	12,733	1,180,476
	Occidental Petroleum Corp.	57,995	4,991,050
	Peabody Energy Corp.	19,214	428,280
	Phillips 66	44,890	2,081,549
	Pioneer Natural Resources Co.	8,810	919,764
	QEP Resources, Inc.	12,729	403,000
	Range Resources Corp.	11,635	812,938
	Southwestern Energy Co. (a)	24,931	867,100
	Spectra Energy Corp.	46,748	1,372,521
	Sunoco, Inc.	7,499	351,178
	Tesoro Corp.	10,010	419,419
	Valero Energy Corp.	39,497	1,251,265
	Williams Cos., Inc.	44,858	1,568,684
	WPX Energy, Inc. (a)	14,252	236,441
			86,617,088
	Paper & Forest Products 0.1%
	International Paper Co.	31,315	1,137,361
	MeadWestvaco Corp.	12,431	380,388
			1,517,749
	Personal Products 0.2%
	Avon Products, Inc.	30,938	493,461
	Estee Lauder Cos., Inc. (The) Class A	17,190	1,058,388
			1,551,849
	Pharmaceuticals 5.8%
	Abbott Laboratories	112,371	7,704,156
	Allergan, Inc.	22,021	2,016,683
	Bristol-Myers Squibb Co.	120,225	4,057,594
	Eli Lilly & Co.	73,120	3,466,619
	Forest Laboratories, Inc. (a)	16,742	596,183
	Hospira, Inc. (a)	11,823	388,031
¤	Johnson & Johnson	197,415	13,603,868
	Merck & Co., Inc.	218,080	9,835,408
	Mylan, Inc. (a)	29,063	709,137
	Perrigo Co.	6,294	731,174
	Pfizer, Inc.	534,845	13,290,898
	Watson Pharmaceuticals, Inc. (a)	9,140	778,362
			57,178,113
	Professional Services 0.1%
	Dun & Bradstreet Corp.	3,214	255,899
	Equifax, Inc.	8,583	399,796
	Robert Half International, Inc.	10,154	270,401
			926,096
	Real Estate Investment Trusts 1.9%
	American Tower Corp.	28,295	2,019,980
	Apartment Investment & Management Co. Class A	10,422	270,868
	AvalonBay Communities, Inc.	6,939	943,635
	Boston Properties, Inc.	10,795	1,194,035
	Equity Residential	21,554	1,240,002
	HCP, Inc.	30,756	1,368,027
	Health Care REIT, Inc.	18,219	1,052,147
	Host Hotels & Resorts, Inc.	51,740	830,427
	Kimco Realty Corp.	29,140	590,668
	Plum Creek Timber Co., Inc.	11,566	507,053
	ProLogis, Inc.	32,986	1,155,500
	Public Storage	10,319	1,436,095
	Simon Property Group, Inc.	21,720	3,297,313
	Ventas, Inc.	21,150	1,316,587
	Vornado Realty Trust	12,108	981,353
	Weyerhaeuser Co.	38,506	1,006,547
			19,210,237
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. (a)	21,622	398,061

	Road & Rail 0.7%
	CSX Corp.	74,467	1,545,190
	Norfolk Southern Corp.	22,879	1,455,791
	Ryder System, Inc.	3,661	142,999
	Union Pacific Corp.	33,912	4,025,354
			7,169,334
	Semiconductors & Semiconductor Equipment 1.9%
	Advanced Micro Devices, Inc. (a)	43,064	145,126
	Altera Corp.	22,908	778,528
	Analog Devices, Inc.	21,403	838,784
	Applied Materials, Inc.	88,610	989,331
	Broadcom Corp. Class A	36,825	1,273,408
	First Solar, Inc. (a)	4,297	95,157
	Intel Corp.	358,235	8,124,770
	KLA-Tencor Corp.	11,923	568,787
	Lam Research Corp. (a)	13,054	414,921
	Linear Technology Corp.	16,488	525,143
	LSI Corp. (a)	39,924	275,875
	Microchip Technology, Inc.	13,869	454,071
	Micron Technology, Inc. (a)	72,859	436,061
	NVIDIA Corp. (a)	44,357	591,722
	Teradyne, Inc. (a)	13,432	191,003
	Texas Instruments, Inc.	81,468	2,244,443
	Xilinx, Inc.	18,772	627,173
			18,574,303
	Software 3.3%
	Adobe Systems, Inc. (a)	35,212	1,142,982
	Autodesk, Inc. (a)	16,247	542,162
	BMC Software, Inc. (a)	10,505	435,852
	CA, Inc.	24,517	631,681
	Citrix Systems, Inc. (a)	13,387	1,025,043
	Electronic Arts, Inc. (a)	22,798	289,307
	Intuit, Inc.	19,766	1,163,822
¤	Microsoft Corp.	540,257	16,088,853
	Oracle Corp.	272,694	8,587,134
	Red Hat, Inc. (a)	13,821	786,968
	Salesforce.com, Inc. (a)	9,157	1,398,182
	Symantec Corp. (a)	50,334	906,012
			32,997,998
	Specialty Retail 2.0%
	Abercrombie & Fitch Co. Class A	5,913	200,569
	AutoNation, Inc. (a)	2,766	120,791
	AutoZone, Inc. (a)	2,680	990,716
	Bed Bath & Beyond, Inc. (a)	16,623	1,047,249
	Best Buy Co., Inc.	19,044	327,366
	Carmax, Inc. (a)	16,351	462,733
	GameStop Corp. Class A	8,838	185,598
	Gap, Inc. (The)	21,351	763,939
	Home Depot, Inc. (The)	107,939	6,516,278
	Limited Brands, Inc.	17,081	841,410
	Lowe's Cos., Inc.	81,669	2,469,671
	O'Reilly Automotive, Inc. (a)	8,513	711,857
	Ross Stores, Inc.	16,034	1,035,796
	Staples, Inc.	48,861	562,879
	Tiffany & Co.	8,524	527,465
	TJX Cos., Inc.	52,708	2,360,791
	Urban Outfitters, Inc. (a)	7,815	293,531
			19,418,639
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	20,420	1,143,928
	Fossil, Inc. (a)	3,921	332,109
	NIKE, Inc. Class B	26,324	2,498,411
	Ralph Lauren Corp.	4,373	661,329
	VF Corp.	6,295	1,003,171
			5,638,948
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	34,035	270,919
	People's United Financial, Inc.	25,152	305,345
			576,264
	Tobacco 1.8%
	Altria Group, Inc.	145,559	4,860,215
	Lorillard, Inc.	9,352	1,089,040
	Philip Morris International, Inc.	120,704	10,856,118
	Reynolds American, Inc.	23,483	1,017,753
			17,823,126
	Trading Companies & Distributors 0.2%
	Fastenal Co.	19,297	829,578
	W.W. Grainger, Inc.	4,292	894,324
			1,723,902
	Wireless Telecommunication Services 0.3%
	Crown Castle International Corp. (a)	20,983	1,345,010
	MetroPCS Communications, Inc. (a)	22,640	265,115
	Sprint Nextel Corp. (a)	214,839	1,185,911
			2,796,036
	Total Common Stocks (Cost $479,550,504)		922,536,031 (b)

		Principal Amount	Value
	Short-Term Investments 7.0%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $12,239 (Collateralized by a United States Treasury Note with a rate of 4.25% and a maturity date of 8/15/15, with a Principal Amount of $15,000 and a Market Value of $16,756	$12,239	12,239
	Total Repurchase Agreement (Cost $12,239)		12,239
	U.S. Government 7.0%
	United States Treasury Bills
	0.073%, due 10/4/12 (c)	64,800,000	64,799,282
	0.084%, due 10/25/12 (c)(d)	4,500,000	4,499,724
	Total U.S. Government (Cost $69,299,006)		69,299,006
	Total Short-Term Investments (Cost $69,311,245)		69,311,245
	Total Investments (Cost $548,861,749) (f)	100.1%	991,847,276
	Other Assets, Less Liabilities	(0.1)	(830,407)

	Net Assets	100.0%	$991,016,869

		Contracts Long	Unrealized Appreciation (Depreciation) (e)
	Futures Contracts (0.1%)
	Standard & Poor's 500 Index Mini December 2012	954	$(894,830)
	Total Futures Contracts (Settlement Value $68,411,340) (b)		$(894,830)

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.0% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2012.
(f)	As of September 30, 2012, cost is $575,006,804 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$476,360,581
Gross unrealized depreciation	(59,520,109)
Net unrealized appreciation	$416,840,472

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$922,536,031	$—	$—	$922,536,031
Short-Term Investments
Repurchase Agreement	—	12,239	—	12,239
U.S. Government	—	69,299,006	—	69,299,006
Total Short-Term Investments	—	69,311,245	—	69,311,245
Total Investments in Securities	$922,536,031	$69,311,245	$—	$991,847,276

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(894,830)	$—	$—	$(894,830)
Total Other Financial Instruments	$(894,830)	$—	$—	$(894,830)

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)  The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2012
Common Stocks
Specialty Retail	$21	$-	$(5,969)	$9,171	$-	$(3,223)	$-	$-	$-	$-
Convertible Preferred Stocks
Specialty Retail	21	-	(222)	259		(58)	-	-	-	$-
Total	$42	$-	$(6,191)	$9,430	$-	$(3,281)	$-	$-	$-	$-

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 95.3% †
	Aerospace & Defense 2.4%
	Boeing Co. (The)	65,100	$4,532,262
	Honeywell International, Inc.	105,700	6,315,575
	Lockheed Martin Corp.	31,800	2,969,484
			13,817,321
	Air Freight & Logistics 0.9%
	United Parcel Service, Inc. Class B	71,300	5,102,941

	Airlines 0.6%
	United Continental Holdings, Inc. (a)	173,500	3,383,250

	Auto Components 0.4%
	Johnson Controls, Inc.	85,300	2,337,220

	Automobiles 0.6%
	Ford Motor Co.	209,600	2,066,656
	Harley-Davidson, Inc.	33,500	1,419,395
			3,486,051
	Beverages 1.3%
	Molson Coors Brewing Co. Class B	49,900	2,247,995
	PepsiCo., Inc.	71,700	5,074,209
			7,322,204

	Biotechnology 0.6%
	Amgen, Inc.	41,900	3,533,008

	Building Products 0.7%
	Masco Corp.	171,300	2,578,065
	USG Corp. (a)	73,200	1,606,740
			4,184,805
	Capital Markets 2.4%
	Bank of New York Mellon Corp. (The)	142,600	3,225,612
	Legg Mason, Inc.	144,200	3,558,856
	Morgan Stanley	94,300	1,578,582
	Northern Trust Corp.	107,700	4,998,895
	Och-Ziff Capital Management Group LLC Class A	65,500	632,730
			13,994,675

	Chemicals 0.5%
	E.I. du Pont de Nemours & Co.	58,000	2,915,660

	Commercial Banks 5.7%
	PNC Financial Services Group, Inc.	78,900	4,978,590
	Regions Financial Corp.	259,800	1,873,158
	SunTrust Banks, Inc.	182,300	5,153,621
¤	U.S. Bancorp	293,000	10,049,900
¤	Wells Fargo & Co.	318,800	11,008,164
			33,063,433
	Commercial Services & Supplies 0.3%
	Avery Dennison Corp.	55,700	1,772,374

	Communications Equipment 2.0%
	Cisco Systems, Inc.	239,700	4,575,873
	Harris Corp.	119,400	6,115,668
	Nokia Oyj, Sponsored ADR (b)	371,000	953,470
			11,645,011
	Computers & Peripherals 0.9%
	Dell, Inc.	341,200	3,364,232
	Hewlett-Packard Co.	120,200	2,050,612
			5,414,844

	Construction Materials 0.8%
	Vulcan Materials Co.	102,600	4,852,980

	Consumer Finance 3.0%
¤	American Express Co.	160,100	9,103,286
	Capital One Financial Corp.	68,900	3,927,989
	SLM Corp.	257,000	4,040,040
			17,071,315
	Distributors 0.5%
	Genuine Parts Co.	47,600	2,905,028

	Diversified Financial Services 3.4%
	Bank of America Corp.	627,000	5,536,410
¤	JPMorgan Chase & Co.	344,200	13,933,216
			19,469,626
	Diversified Telecommunication Services 3.8%
¤	AT&T, Inc.	307,900	11,607,830
	CenturyLink, Inc.	83,400	3,369,360
	Telefonica S.A.	109,400	1,458,564
	Verizon Communications, Inc.	119,800	5,459,286
			21,895,040
	Electric Utilities 4.8%
	Duke Energy Corp.	116,845	7,571,556
	Entergy Corp.	88,300	6,119,190
	Exelon Corp.	167,700	5,966,766
	FirstEnergy Corp.	54,900	2,421,090
	Pinnacle West Capital Corp.	26,800	1,415,040
	Xcel Energy, Inc.	145,400	4,029,034
			27,522,676
	Electrical Equipment 2.0%
	Cooper Industries PLC	74,000	5,554,440
	Emerson Electric Co.	126,500	6,106,155
			11,660,595
	Electronic Equipment & Instruments 0.6%
	Corning, Inc.	267,900	3,522,885

	Energy Equipment & Services 1.7%
	Diamond Offshore Drilling, Inc.	65,800	4,330,298
	Schlumberger, Ltd.	78,400	5,670,672
			10,000,970
	Food Products 2.9%
	Archer-Daniels-Midland Co.	157,100	4,269,978
	Campbell Soup Co.	142,000	4,944,440
	ConAgra Foods, Inc.	129,800	3,581,182
	Kellogg Co.	24,100	1,245,006
	McCormick & Co., Inc.	44,400	2,754,576
			16,795,182
	Health Care Providers & Services 0.6%
	Quest Diagnostics, Inc.	52,600	3,336,418

	Hotels, Restaurants & Leisure 0.8%
	Carnival Corp.	82,300	2,999,012
	Marriott International, Inc. Class A	37,600	1,470,160
			4,469,172
	Household Durables 1.2%
	Whirlpool Corp.	81,200	6,732,292

	Household Products 1.9%
	Clorox Co. (The)	77,500	5,583,875
	Energizer Holdings, Inc.	23,900	1,783,179
	Kimberly-Clark Corp.	19,500	1,672,710
	Procter & Gamble Co. (The)	24,300	1,685,448
			10,725,212

	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The) (a)	71,800	787,646

	Industrial Conglomerates 4.4%
	3M Co.	87,700	8,105,234
¤	General Electric Co.	748,700	17,002,977
			25,108,211
	Insurance 4.8%
	Allstate Corp. (The)	181,500	7,189,215
	Chubb Corp. (The)	35,900	2,738,452
	Lincoln National Corp.	115,300	2,789,107
	Loews Corp.	49,400	2,038,244
	Marsh & McLennan Cos., Inc.	182,400	6,188,832
	Sun Life Financial, Inc.	91,400	2,123,222
	Willis Group Holdings PLC	68,800	2,540,096
	XL Group PLC	74,400	1,787,832
			27,395,000
	IT Services 0.8%
	Computer Sciences Corp.	136,800	4,406,328

	Leisure Equipment & Products 1.4%
	Hasbro, Inc.	58,100	2,217,677
	Mattel, Inc.	160,500	5,694,540
			7,912,217
	Life Sciences Tools & Services 1.2%
	Thermo Fisher Scientific, Inc.	117,500	6,912,525

	Machinery 2.3%
	Illinois Tool Works, Inc.	119,400	7,100,718
	Ingersoll-Rand PLC	77,800	3,486,996
	ITT Corp.	42,500	856,375
	Xylem, Inc.	63,400	1,594,510
			13,038,599
	Media 5.6%
	Cablevision Systems Corp. Class A	155,600	2,466,260
	Comcast Corp. Class A	102,100	3,652,117
	Madison Square Garden Co. Class A (a)	49,500	1,993,365
	McGraw-Hill Cos., Inc. (The)	102,200	5,579,098
	New York Times Co. (The) Class A (a)	166,300	1,623,088
¤	Time Warner, Inc.	191,500	8,680,695
	Walt Disney Co. (The)	127,100	6,644,788
	WPP PLC	124,223	1,688,009
			32,327,420
	Metals & Mining 1.6%
	Cliffs Natural Resources, Inc.	65,800	2,574,754
	Newmont Mining Corp.	23,900	1,338,639
	Nucor Corp.	134,200	5,134,492
			9,047,885
	Multi-Utilities 1.2%
	NiSource, Inc.	239,600	6,105,008
	TECO Energy, Inc.	56,400	1,000,536
			7,105,544
	Multiline Retail 1.5%
	Kohl's Corp.	101,700	5,209,074
	Macy's, Inc.	90,500	3,404,610
			8,613,684
	Oil, Gas & Consumable Fuels 11.1%
	Anadarko Petroleum Corp.	74,800	5,230,016
	BP PLC, Sponsored ADR (b)	79,900	3,384,564
¤	Chevron Corp.	125,700	14,651,592
	ConocoPhillips	41,200	2,355,816
	CONSOL Energy, Inc.	127,200	3,822,360
¤	ExxonMobil Corp.	145,100	13,269,395
	Hess Corp.	35,100	1,885,572
	Murphy Oil Corp.	110,400	5,927,376
	Petroleo Brasileiro S.A., ADR (b)	83,800	1,922,372
¤	Royal Dutch Shell PLC, ADR (b)	136,800	9,495,288
	Spectra Energy Corp.	78,200	2,295,952
			64,240,303
	Paper & Forest Products 1.8%
	International Paper Co.	210,400	7,641,728
	MeadWestvaco Corp.	96,400	2,949,840
			10,591,568
	Personal Products 0.6%
	Avon Products, Inc.	211,400	3,371,830

	Pharmaceuticals 4.6%
	Bristol-Myers Squibb Co.	135,400	4,569,750
	Johnson & Johnson	110,900	7,642,119
	Merck & Co., Inc.	158,600	7,152,860
	Pfizer, Inc.	288,800	7,176,680
			26,541,409
	Real Estate Investment Trusts 0.7%
	Weyerhaeuser Co.	153,600	4,015,104

	Semiconductors & Semiconductor Equipment 1.9%
	Analog Devices, Inc.	100,400	3,934,676
	Applied Materials, Inc.	299,900	3,348,383
	First Solar, Inc. (a)	40,700	901,302
	Texas Instruments, Inc.	90,600	2,496,030
			10,680,391
	Software 1.3%
	Microsoft Corp.	260,800	7,766,624

	Specialty Retail 0.7%
	Staples, Inc.	305,100	3,514,752
	Tiffany & Co.	11,000	680,680
			4,195,432

	Wireless Telecommunication Services 0.4%
	Vodafone Group PLC	722,563	2,050,641

	Total Common Stocks
	(Cost $528,328,541)		549,040,549

		Shares	Value
	Convertible Preferred Stock 0.4%

	Automobiles 0.4%
	General Motors Co. 4.75%	59,750	2,227,480

	Total Convertible Preferred Stock (Cost $2,624,519)		2,227,480

		Principal Amount	Value
	Short-Term Investment 4.5%

	Repurchase Agreement 4.5%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $26,095,668 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $26,300,000 and a Market Value of $26,618,651)	$26,095,646	26,095,646

	Total Short-Term Investment
	(Cost $26,095,646)		26,095,646

	Total Investments
	(Cost $557,048,706) (c)	100.2%	577,363,675
	Other Assets, Less Liabilities	(0.2)	(1,322,244)

	Net Assets	100.0%	$576,041,431

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of September 30, 2012, cost is $557,048,706 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$34,856,321
Gross unrealized depreciation	(14,541,352)
Net unrealized appreciation	$20,314,969

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$549,040,549	$—	$—	$549,040,549
Convertible Preferred Stock	2,227,480	—	—	2,227,480
Short-Term Investment
Repurchase Agreement	—	26,095,646	—	26,095,646
Total Investments in Securities	$551,268,029	$26,095,646	$—	$577,363,675

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of February 17, 2012 (inception date) and September 30, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of September 30, 2012, the Portfolio held the following foreign currencies:

	Currency		Cost		Value
Canadian Dollar	CAD	24,296	USD	24,772	USD	24,714
Euro	EUR	4		5		5
Total			USD	24,777	USD	24,719

MainStay VP U.S. Small Cap Portfolio
Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Aerospace & Defense 3.7%
	Curtiss-Wright Corp.	103,950	$3,399,165
	Esterline Technologies Corp. (a)	41,600	2,335,424
	Hexcel Corp. (a)	159,950	3,841,999
			9,576,588
	Auto Components 2.7%
	Dana Holding Corp.	200,450	2,465,535
	Tenneco, Inc. (a)	89,350	2,501,800
	Visteon Corp. (a)	44,950	1,998,477
			6,965,812
	Biotechnology 2.0%
¤	Alkermes PLC (a)	249,299	5,172,954

	Building Products 2.2%
	Armstrong World Industries, Inc.	45,350	2,102,880
	Masco Corp.	116,900	1,759,345
	Simpson Manufacturing Co., Inc.	66,150	1,893,213
			5,755,438
	Capital Markets 0.9%
	Waddell & Reed Financial, Inc. Class A	71,750	2,351,248

	Chemicals 3.6%
	Chemtura Corp. (a)	155,300	2,674,266
	Flotek Industries, Inc. (a)	227,600	2,883,692
	Methanex Corp.	126,800	3,618,872
			9,176,830
	Commercial Banks 4.7%
	Bank of Hawaii Corp.	82,600	3,768,212
	BankUnited, Inc.	150,950	3,714,879
	Investors Bancorp, Inc. (a)	249,100	4,543,584
			12,026,675
	Communications Equipment 1.4%
	Harmonic, Inc. (a)	789,223	3,583,072

	Computers & Peripherals 1.4%
	Diebold, Inc.	110,550	3,726,641

	Containers & Packaging 1.5%
	Silgan Holdings, Inc.	89,510	3,894,580

	Diversified Consumer Services 1.8%
	Service Corp. International	337,550	4,543,423

	Diversified Financial Services 1.5%
	CBOE Holdings, Inc.	127,350	3,746,637

	Diversified Telecommunication Services 0.5%
	Lumos Networks Corp.	155,850	1,224,981

	Electric Utilities 3.7%
¤	Great Plains Energy, Inc.	220,700	4,912,782
¤	Westar Energy, Inc.	159,400	4,727,804
			9,640,586
	Electronic Equipment & Instruments 3.0%
	DTS, Inc. (a)	77,927	1,814,140
	MTS Systems Corp.	64,800	3,470,040
	National Instruments Corp.	94,634	2,381,938
			7,666,118
	Energy Equipment & Services 1.3%
	Cal Dive International, Inc. (a)	468,400	716,652
	Dril-Quip, Inc. (a)	36,531	2,625,848
			3,342,500
	Food & Staples Retailing 1.0%
	Spartan Stores, Inc.	168,600	2,581,266

	Food Products 5.0%
	Flowers Foods, Inc.	215,050	4,339,709
¤	Ingredion, Inc.	99,500	5,488,420
	TreeHouse Foods, Inc. (a)	56,300	2,955,750
			12,783,879
	Health Care Equipment & Supplies 8.1%
	Alere, Inc. (a)	63,100	1,229,819
	Haemonetics Corp. (a)	51,500	4,130,300
	Integra LifeSciences Holdings Corp. (a)	74,180	3,048,798
	Sirona Dental Systems, Inc. (a)	60,384	3,439,473
	Teleflex, Inc.	66,700	4,591,628
	Wright Medical Group, Inc. (a)	194,885	4,308,907
			20,748,925
	Health Care Providers & Services 2.9%
	Bio-Reference Laboratories, Inc. (a)	149,505	4,272,853
	WellCare Health Plans, Inc. (a)	55,510	3,139,090
			7,411,943
	Hotels, Restaurants & Leisure 3.7%
	Brinker International, Inc.	73,900	2,608,670
	Multimedia Games Holding Co., Inc. (a)	205,845	3,237,942
	Shuffle Master, Inc. (a)	226,100	3,574,641
			9,421,253
	Household Durables 1.3%
	Ryland Group, Inc. (The)	107,300	3,219,000

	Insurance 1.6%
	Arthur J. Gallagher & Co.	114,250	4,092,435

	IT Services 3.7%
	Forrester Research, Inc.	119,485	3,437,583
¤	NeuStar, Inc. Class A (a)	152,450	6,102,574
			9,540,157
	Machinery 10.2%
	Actuant Corp. Class A	50,400	1,442,448
	Colfax Corp. (a)	36,500	1,338,455
	Harsco Corp.	176,650	3,626,624
	Kaydon Corp.	60,676	1,355,502
	Kennametal, Inc.	54,881	2,034,987
¤	Mueller Industries, Inc.	117,859	5,359,049
	Navistar International Corp. (a)	58,650	1,236,929
¤	Wabtec Corp.	64,037	5,141,531
¤	Woodward, Inc.	141,600	4,811,568
			26,347,093
	Multi-Utilities 1.7%
	Vectren Corp.	151,900	4,344,340

	Pharmaceuticals 1.8%
¤	Endo Health Solutions, Inc. (a)	149,700	4,748,484

	Professional Services 0.8%
	Resources Connection, Inc.	156,800	2,055,648

	Real Estate Investment Trusts 1.1%
	Tanger Factory Outlet Centers, Inc.	88,000	2,845,040

	Road & Rail 2.8%
	Con-way, Inc.	85,250	2,333,292
¤	Genesee & Wyoming, Inc. Class A (a)	74,516	4,982,140
			7,315,432
	Semiconductors & Semiconductor Equipment 2.4%
	Cypress Semiconductor Corp. (a)	185,250	1,985,880
	Teradyne, Inc. (a)	176,850	2,514,807
	Veeco Instruments, Inc. (a)	56,318	1,690,666
			6,191,353
	Software 1.5%
	Progress Software Corp. (a)	109,750	2,347,553
	Solera Holdings, Inc.	35,600	1,561,772
			3,909,325
	Specialty Retail 3.8%
	Express, Inc. (a)	199,850	2,961,777
	JoS. A. Bank Clothiers, Inc. (a)	58,850	2,853,048
	Monro Muffler Brake, Inc.	12,504	440,016
	Sonic Automotive, Inc.	184,700	3,505,606
			9,760,447
	Textiles, Apparel & Luxury Goods 5.4%
	G-III Apparel Group, Ltd. (a)	105,850	3,800,015
	Iconix Brand Group, Inc. (a)	200,450	3,656,208
	Perry Ellis International, Inc. (a)	151,900	3,349,395
	Warnaco Group, Inc. (The) (a)	59,750	3,101,025
			13,906,643
	Thrifts & Mortgage Finance 1.5%
	Brookline Bancorp, Inc.	429,200	3,785,544

	Trading Companies & Distributors 0.7%
	Titan Machinery, Inc. (a)	82,610	1,675,331

	Total Common Stocks (Cost $230,668,437)		249,077,621

		Principal Amount	Value
	Short-Term Investment 2.9%

	Repurchase Agreement 2.9%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $7,513,633 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $7,575,000 and a Market Value of $7,666,779)	$7,513,626	7,513,626

	Total Short-Term Investment (Cost $7,513,626)		7,513,626

	Total Investments (Cost $238,182,063) (b)	99.8%	256,591,247
	Other Assets, Less Liabilities	0.2	640,151

	Net Assets	100.0%	$257,231,398

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2012, cost is $238,658,102 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$34,416,732
Gross unrealized depreciation	(16,483,587)
Net unrealized appreciation	$17,933,145

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$249,077,621	$—	$—	$249,077,621
Short-Term Investment
Repurchase Agreement	—	7,513,626	—	7,513,626
Total Investments in Securities	$249,077,621	$7,513,626	$—	$256,591,247

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Van Eck Global Hard Assets Portfolio
Portfolio of Investments September 30, 2012 (Unaudited)

		Shares	Value
	Common Stocks 92.9% †
	Bermuda 2.6%
	African Minerals, Ltd. (Metals & Mining) (a)	447,200	$2,144,751
	Seadrill, Ltd. (Energy Equipment & Services)	367,500	14,350,006
			16,494,757
	Canada 11.9%
	Eldorado Gold Corp. (Metals & Mining)	643,800	9,811,512
	First Quantum Minerals, Ltd. (Metals & Mining)	704,400	15,010,864
	Goldcorp, Inc. (Metals & Mining)	273,600	12,544,560
	IAMGOLD Corp. (Metals & Mining)	822,900	13,010,049
	Kinross Gold Corp. (Metals & Mining)	675,500	6,896,855
	New Gold, Inc. (Metals & Mining) (a)	798,000	9,751,560
	Osisko Mining Corp. (Metals & Mining) (a)	972,500	9,634,981
			76,660,381
	China 0.4%
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels) (a)	1,573,100	2,397,978

	Switzerland 2.1%
	Noble Corp. (Energy Equipment & Services) (a)	222,600	7,964,628
	Weatherford International, Ltd. (Energy Equipment & Services) (a)	457,400	5,799,832
			13,764,460
	United Kingdom 13.6%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	5,129,200	11,603,963
	BHP Billiton PLC (Metals & Mining)	381,800	11,868,210
	Ensco PLC Class A (Energy Equipment & Services)	214,400	11,697,664
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	420,600	4,129,442
	Randgold Resources, Ltd., ADR (Metals & Mining) (b)	110,300	13,566,900
	Rio Tinto PLC, Sponsored ADR (Metals & Mining) (b)	296,100	13,845,636
¤	Xstrata PLC (Metals & Mining)	1,374,200	21,247,473
			87,959,288
	United States 62.3%
	Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	150,200	986,814
¤	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	373,700	26,129,104
	Apache Corp. (Oil, Gas & Consumable Fuels)	89,800	7,765,006
	Berry Petroluem Co. Class A (Oil, Gas & Consumable Fuels)	83,700	3,400,731
¤	Cameron International Corp. (Energy Equipment & Services) (a)	341,000	19,119,870
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	330,800	19,368,340
	Cliffs Natural Resources, Inc. (Metals & Mining)	245,000	9,586,850
	Cloud Peak Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	179,700	3,252,570
	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	155,200	14,705,200
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	363,500	10,923,175
	Cummins, Inc. (Machinery)	73,500	6,777,435
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	212,400	13,978,044
	Dril-Quip, Inc. (Energy Equipment & Services) (a)	167,400	12,032,712
	Far East Energy Corp. (Oil, Gas & Consumable Fuels) (a)	1,133,300	150,162
	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	214,400	8,485,952
	Green Plains Renewable Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	83,700	490,482
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	118,400	3,701,184
¤	Halliburton Co. (Energy Equipment & Services)	741,200	24,971,028
	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	232,800	9,607,656
	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	81,700	3,303,131
	Key Energy Services, Inc. (Energy Equipment & Services) (a)	247,100	1,729,700
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	720,800	9,010,000
	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	567,600	16,783,932
	Mosaic Co. (The) (Chemicals)	118,400	6,821,024
	National-Oilwell Varco, Inc. (Energy Equipment & Services)	200,100	16,030,011
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	179,700	5,628,204
¤	Newmont Mining Corp. (Metals & Mining)	322,600	18,068,826
¤	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	222,600	19,156,956
	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	416,500	6,597,360
	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	138,800	3,093,852
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	191,900	20,034,360
	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) (a)	132,700	4,972,269
¤	Schlumberger, Ltd. (Energy Equipment & Services)	361,400	26,140,062
	SM Energy Co. (Oil, Gas & Consumable Fuels)	269,500	14,582,645
	Steel Dynamics, Inc. (Metals & Mining)	289,900	3,255,577
	United States Steel Corp. (Metals & Mining)	234,800	4,477,636
	Western Refining, Inc. (Oil, Gas & Consumable Fuels)	336,900	8,820,042
¤	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	359,400	17,028,372
			400,966,274
	Total Common Stocks (Cost $659,399,311)		598,243,138

	Exchange Traded Fund 1.3%(c)
	United States 1.3%
	SPDR Gold Shares (Capital Markets) (a)	47,000	8,084,940

	Total Exchange Traded Fund (Cost $7,850,806)		8,084,940

		Number of Warrants	Value
	Warrants 0.0%‡
	Canada 0.0%‡
	Kinross Gold Corp. Strike Price $21.30 Expires 9/17/14 (Metals & Mining) (a)	34,300	24,423

	Total Warrants (Cost $36,860)		24,423

		Principal Amount	Value
	Short-Term Investment 6.0%
	Repurchase Agreement 6.0%
	United States 6.0%
	State Street Bank and Trust Co. 0.01%, dated 9/28/12 due 10/1/12 Proceeds at Maturity $38,595,804 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 1/15/14, with a Principal Amount of $38,900,000 and a Market Value of $39,371,312) (Capital Markets)	$38,595,772	38,595,772

	Total Short-Term Investment (Cost $38,595,772)		38,595,772

	Total Investments (Cost $705,882,749) (d)	100.2%	644,948,273
	Other Assets, Less Liabilities	(0.2)	(1,047,596)
	Net Assets	100.0%	$643,900,677

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	As of September 30, 2012, cost is $705,882,749 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$16,354,930
Gross unrealized depreciation	(77,289,406)
Net unrealized depreciation	$(60,934,476)

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$598,243,138	$—	$—	$598,243,138
Exchange Traded Fund	8,084,940	—	—	8,084,940
Warrants	24,423	—	—	24,423
Short-Term Investment
Repurchase Agreement	—	38,595,772	—	38,595,772
Total Investments in Securities	$606,352,501	$38,595,772	$—	$644,948,273

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of February 17, 2012 (inception date) and September 30, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of September 30, 2012, the Portfolio held the following foreign currency:

		Currency		Cost		Value
Pound Sterling	GBP	130	USD	211	USD	210

MainStay VP Series Fund, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2012 unaudited

SECURITIES VALUATION.

The Porfolios (each a "Portfolio" and collectively, the "Portfolios") prepare their financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the "Fund") has adopted procedures for the valuation of each Portfolios' securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Board (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee ("Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolios assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC (the "Manager"), aided to whatever extent necessary by the portfolio manager or sub-adviser of each Portfolio. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Securities are valued using unadjusted market prices, when available, as supplied primarily by third party pricing services or dealers. To assess the appropriateness of security valuations, the Manager or the Fund's third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

• Level 3—significant unobservable inputs (including each Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of September 30, 2012, for each Portfolio's investments is included at the end of each Portfolio's respective Portfolio of Investments.

The valuation techniques used by the Portfolios to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Portfolios may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Portfolios' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended, September 30, 2012, there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which the trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from a third party pricing source or, if so provided, does not, in the opinion of a Portfolio’s Manager or Subadvisors reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of September 30, 2012, the Convertible, DFA / DuPont Capital Emerging Markets Equity, Floating Rate, Government, High Yield Corporate Bond, Income Builder, MFS Utilities and PIMCO Real Return Portfolios held securities with values of $270, $26,594, $348,927, $1,005,412, $20,828,077, $410,941, $2,317,477 and $1,405,960, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios principally trade, including the DFA / DuPont Capital Emerging Markets Equity, Income Builder and International Equity Portfolios, and the time at which the Portfolios' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Portfolio’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of September 30, 2012, foreign equity securities held by the Portfolios were not fair valued in such a manner.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds, including Money Market Funds, are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than municipal securities) are valued at the evaluated bid prices (evaluated mean prices in the case of municipal securities) supplied by a pricing agent or brokers selected by a Portfolio's Manager in consultation with the Portfolio's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by a Portfolio's Manager, in consultation with the Portfolio's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

The Cash Management Portfolio seeks to maintain a NAV of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do as such. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Securities in the Cash Management Portfolio are valued at their amortized cost per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. Temporary cash investments and securities valued at amortized cost are generally categorized as Level 2 in the hierarchy.

Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are generally categorized as Level 2 of the fair value hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. As of September 30, 2012, the Floating Rate and High Yield Corporate Bond Portfolios held securities with a value of $16,999,973 and $6,392,388, respectively, that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the tables below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Convertible Portfolio

Asset Class	Fair Value at 9/30/12	Valuation Technique	Unobservable Inputs	Range

Common Stock (1 position)	$36	Income Approach	Remaining Claims	$3.5M – $35B
			Discount Rate

Convertible Bond (1 position)	234	Income Approach	Remaining Assets	$0.01

	$270

DFA / DuPont Capital Emerging Markets Equity Portfolio

Asset Class	Fair Value at 9/30/12	Valuation Technique	Unobservable Inputs	Range

Common Stock (1 position)	$2	Market Approach	Probability of Favorable Outcome	$ 0.0001 HKD

Floating Rate Portfolio

Asset Class	Fair Value at 9/30/12	Valuation Technique	Unobservable Inputs	Range
Common Stock (1 position)	$348,927	Market Approach	Offered Quotes	$ 31.75 – $32.00
Floating Rate Loans (10 positions)	16,999,973	Market Approach	Offered Quotes	$96.50 – $100.75
	$17,348,900

Government Portfolio

Asset Class	Fair Value at 9/30/12	Valuation Technique	Unobservable Inputs	Range

			Treasury Spread	405 bps
Mortgage Backed Security (1 position)	$1,005,412	Market Approach	Constant Maturity	1 yr.

High Yield Corporate Bond Portfolio

Asset Class	Fair Value at 9/30/12	Valuation Technique	Unobservable Inputs	Range

Common Stocks (3 positions)	$1,724,433	Income/Market Approach	Estimated Remaining Claims/Value	$0.01 - $59.4M
			Liquidity Discount	20%
			Discount Rate	12%
Convertible Bonds (2 positions)	1,090	Income Approach	Estimated Remaining Assets	$0.01

Corporate Bonds (9 positions)	9,328,192	Income/Market Approach	Estimated Remaining Value/Collateral	$3.9M - $324M
			Liquidity Discount	15% - 20%
			Offered Quotes	$0.0625 - $101.50
			Discount Rate	9% - 30%
			Distribution Percentage	73%
			Probability of Success/Recoupment	20% - 50%

Loan Assignments & Participations (4 positions)	16,162,721	Income/Market Approach	Estimated Remaining Collateral	$110M
			Asset Coverage	1.83x - 3.26x
			Offered Quotes	$99.50 - $100.50
			Call Price	$103
Warrants (2 positions)	7	Income Approach	Probability of Liquidity Event	0%

Total	$27,216,443

Income Builder Portfolio

Asset Class	Fair Value at 9/30/12		Valuation Technique	Unobservable Inputs	Range

Corporate Bonds (2 positions)	$62,661		Income/Market Approach	Treasury Spread	10 yrs.
				Estimated Remaining Claims/Value	$23.7M - $32.4M
				Distribution Percentage	73%
				Probability of Success	20%

Mortgage Backed Security (1 position)	348,280		Market Approach	Treasury Spread	405 bps
				Constant Maturity	1 yr.

Warrants (2 positions)	-	(a)	Income Approach	Probability of Liquidity Event	0%

Total	$410,941

(a) Less than one dollar.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: November 27, 2012

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: November 27, 2012